    The New England Financial Logo Appears Here




    -------------------------------------------------------------------------

    Zenith Fund
    Variable Products




                                                         Annual Reports
                                                              December 31, 1998

                               Table of Contents

Loomis Sayles Small Cap Series..............................................   1
Morgan Stanley International Magnum Equity Series...........................   9
Alger Equity Growth Series..................................................  17
Capital Growth Series.......................................................  23
Goldman Sachs Midcap Value Series...........................................  28
Davis Venture Value Series..................................................  34
Westpeak Growth and Income Series...........................................  41
Westpeak Stock Index Series.................................................  48
Loomis Sayles Balanced Series...............................................  58
Back Bay Advisors Managed Series............................................  67
Salomon Brothers Strategic Bond Opportunities Series........................  75
Back Bay Advisors Bond Income Series........................................  85
Salomon Brothers U.S. Government Series.....................................  93
Back Bay Advisors Money Market Series.......................................  99
Notes to Financial Statements............................................... 105
Footnotes to Portfolio Manager Commentary................................... 114
New England Variable Life Separate Account.................................. 117
Fidelity VIP Overseas Portfolio.............................................
Fidelity VIP Equity-Income Portfolio........................................
Fidelity VIP High Income Portfolio..........................................
Fidelity VIPII Asset Manager Portfolio......................................

                                   Important:

  Some funds appearing in this report may not be available under your variable life product.

                                                                 February, 1999

To Our Policyholders/Contract Owners:

We are pleased to provide you with the 1998 Annual Report for the Zenith variable life insurance and variable annuity products.* This report includes performance histories, present investments, and financial reports as of December 31, 1998, as well as the outlook and strategy of each fund. It is intended to help you make an informed decision regarding the investment of the contract value of your variable product.

New England Financial and its affiliates offer many variable life and variable annuity products to help you meet your financial objectives. We are committed to meeting your expectations by providing quality products with strong performance potential and excellent personal service.

Please feel free to contact your Registered Representative with any questions you may have regarding your financial objectives. Thank you for choosing a Zenith variable product.

Sincerely,
/s/ David Allen                           /s/ Bruce Long
David Allen                               Bruce Long
Senior Vice President                     President
New England Life Insurance Company        New England Annuities
                                          (a business unit of New England Life
                                          Insurance Company)

* Variable products are offered through New England Securities Corporation.

New England Financial is the service mark for New England Life Insurance Company, Boston, MA and related companies.


                                                   [RECYCLED LOGO APPEARS HERE]

Loomis Sayles Small Cap Series
Portfolio Managers: Jeffrey C. Petherick and Mary C. Champagne Loomis, Sayles & Company, L.P.

[photo of Jeffrey Petherick appears here]
[photo of Mary Champagne appears here]

Q. How did the Series perform in 1998?

A. The Series posted a total return of (1.7)% (based on net asset value) for the year. The Series lagged the Lipper Variable Products Small Cap Fund Aver-age/15/ return of 1.4%. However, the Series did outpace the Russell 2000 In-dex/23/, which returned (2.6)% over the same period.

Q. What factors had the greatest influence on performance over the year?

A. The past year was difficult for small-cap investors. Because economic trou-bles in global markets had a negative effect on U.S. stocks, most investors were risk averse. As a result, they favored the liquidity and perceived safety of large-cap stocks, even though, in our opinion, small-cap stocks appeared more attractively valued and appeared to present greater potential for earn-ings growth and price appreciation.

Throughout the year, the portfolio held its value relative to the Russell 2000 Index. It weathered the July-August market correction well, and when the market rebounded in the fall, the Series outperformed many of its peers.

Q. How did you manage the Series during 1998?

A. In managing the Series, we emphasized high quality securities with attrac-tive valuations and consistent projected earnings growth. During the first six months, we invested a significant portion of assets in real estate investment trusts (REITs). While REITs provided relatively high dividend yields in the 6% to 8% range, they still underperformed the Russell 2000 Index. Because of their poor performance, we reduced the Series' allocation to REITs, and at the end of the year, they comprised only about 5.5% of the Series assets. We be-lieve the remaining REITs have the potential to produce solid gains and should be attractive to investors because of their excellent yields and low prices.

During the second half of the year, we emphasized companies that had been out of favor for a significant period. We found value in technology and health stocks. At the end of the year, technology and health stocks accounted for 21.5% of the Series' assets. Many high quality technology companies had been underperformers since 1996 and were selling at very low valuations. Two par-ticularly strong performers were Alpha Industries, a semiconductor manufac-turer and Hutchinson Technology, a company that supplies components to the disk-drive industry. Both stocks more than doubled in price during the fourth quarter.

At the end of the year, 9.1% of the assets were invested in health care stocks. Athough these stocks got off to a slow start, by the end of the year many of them generated double digit returns. These companies included Alle-giance Corporation, Pathogensis and Respironics, all of which performed well for the year.

Q. What is your current outlook for 1999?

A. Looking ahead, we believe the economic troubles in world markets may result in a slower growing U.S. economy. We anticipate a challenging investment envi-ronment, one in which industry groups rotate in and out of favor with invest-ors. We feel strongly, however, that small-cap stocks offer relatively favora-ble values. Some of the valuations of these companies are at twenty-year lows relative to large cap stocks, and most small companies have limited exposure to global markets. We believe these companies have the potential for strong earnings growth and price appreciation in the months ahead.

                            [CHART APPEARS HERE]


          Date       Small Cap Series         Russell 2000
          ----       ----------------         ------------
          5/1/94         $10,000                $10,000
        12/31/94         $ 9,676                $10,027
        12/31/95         $12,470                $12,879
        12/31/96         $16,295                $15,004
        12/31/97         $20,344                $18,358
        12/31/98         $19,998                $17,891

 Average Annual Return

                      Small Cap     Russell     Lipper Variable Small
                       Series      2000/23/   Company Fund Average/15/

           1 year      (1.7)%       (2.6)%              1.4%
          3 years      17.0         11.6               14.0
  Since Inception      16.0         14.5                n/a

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]  Fund Facts

Goal: Long-term growth from investment in common stocks or their equivalent.

Start date: May 2, 1994

Size: $239 million as of December 31, 1998

Managers: Jeffrey Petherick and Mary Champagne. Mr. Petherick has managed the Series since its inception in May 1994. Ms. Champagne joined the management of the Fund in July 1995. Mr. Petherick has also managed the Loomis Sayles portion of the New England Star Advisers Fund since July 1, 1994. Ms. Champagne has co-managed the Loomis Sayles portion of the New England Star Advisers Fund since July 1995. They also manage the Loomis Sayles Small Cap Fund and the Maxim Series--Small Cap Fund. Mr. Petherick joined Loomis Sayles in 1990. Ms. Champagne joined Loomis Sayles in 1993.


Performance numbers are net of all Series expenses but do not include any in-surance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Loomis Sayles Small Cap Series)

Investments as of December 31, 1998

Common Stocks--93.3% of Total Net Assets

 Shares                                                               Value (a)
         Aerospace/Defense--2.4%
  30,500 Alliant Techsystems, Inc.(c).............................   $ 2,514,344
  31,900 Gencorp, Inc.............................................       795,506
  44,600 Newport News Shipbuilding, Inc...........................     1,491,312
  43,200 Nichols Research Corp....................................       901,800
                                                                     -----------
                                                                       5,702,962
                                                                     -----------
         Automobile & Related--1.7%
  48,400 Dura Automotive Systems, Inc. ...........................     1,651,650
  86,300 Intermet Corp. ..........................................     1,127,294
  51,800 Tower Automotive, Inc. ..................................     1,291,762
                                                                     -----------
                                                                       4,070,706
                                                                     -----------
         Banks--Savings & Loan--6.1%
  49,400 Bank United Corp. .......................................     1,938,950
  89,500 Community First Bancshares, Inc. ........................     1,885,094
  49,900 City National Corp. .....................................     2,077,088
  30,995 CNB Bancshares...........................................     1,445,142
  71,512 Commercial Federal Corp. ................................     1,658,185
  34,600 Cullen/Frost Bankers, Inc. ..............................     1,898,675
  46,120 Downey Financial Corp. ..................................     1,173,178
  57,200 Local Financial Corp. ...................................       514,800
   3,800 Pacific Bank National Association........................       165,775
  47,700 Staten Island Bancorp....................................       951,019
  32,200 Western Bancorp..........................................       941,850
                                                                     -----------
                                                                      14,649,756
                                                                     -----------
         Beverages--0.5%
  49,500 Whitman Corp. ...........................................     1,256,063
                                                                     -----------
         Broadcast--T.V./Radio/Cable--0.7%
  54,000 Hearst Argyle Television, Inc. ..........................     1,782,000
                                                                     -----------
         Building & Related--3.0%
  93,900 Champion Enterprises, Inc. ..............................     2,570,513
  75,700 Furniture Brands International, Inc. ....................     2,062,825
  40,300 Giant Cement Holdings, Inc.(c)...........................       997,425
  59,700 Shaw Industries, Inc. ...................................     1,447,725
                                                                     -----------
                                                                       7,078,488
                                                                     -----------
         Business Services--3.0%
  74,900 ACNielson Corp. .........................................     2,115,925
  35,800 Cort Business Services Corp.(c)..........................       868,150
  57,800 Information Resources....................................       588,838
 115,900 Viad Corp. ..............................................     3,520,463
                                                                     -----------
                                                                       7,093,376
                                                                     -----------
         Chemicals-Major--1.4%
  63,900 Ferro Corp. .............................................     1,661,400
  77,800 Solutia, Inc. ...........................................     1,740,775
                                                                     -----------
                                                                       3,402,175
                                                                     -----------
         Chemicals--Specialty--1.7%
  44,300 Cuno, Inc. ..............................................       719,875
  47,600 Cytec Industries, Inc. ..................................     1,011,500
         Great Lakes Chemical
  27,300  Corp. ..................................................     1,092,000
  35,000 Scotts Co. ..............................................     1,345,313
                                                                     -----------
                                                                       4,168,688
                                                                     -----------
         Communucations Equipment--1.0%
  58,000 Inter-Tel, Inc. .........................................     1,355,750
  64,100 Tekelec, Inc. ...........................................     1,061,656
                                                                     -----------
                                                                       2,417,406
                                                                     -----------
         Computer Hardware--3.1%
         Digi International,
  71,000  Inc. ...................................................       789,875
  71,900 Fore Systems, Inc. ......................................     1,316,669
         Hutchinson Technology,
  21,400  Inc. ...................................................       762,375
         Micron Electronics,
  35,900  Inc. ...................................................       621,519
  62,000 Quantum Corp. ...........................................     1,317,500
         Sequent Computer
  93,200  Systems, Inc. ..........................................     1,124,225
         Smart Modular
  47,800  Technologies, Inc. .....................................     1,326,450
                                                                     -----------
                                                                       7,258,613
                                                                     -----------
         Computer Software & Services--4.3%
  38,500 Choicepoint, Inc. .......................................     2,483,250
  62,900 DSP Group, Inc. .........................................     1,313,037
         Platinum Technology,
 121,700  Inc. ...................................................     2,327,513
         Sterling Software,
  42,000  Inc. ...................................................     1,136,625
  71,400 Symantec Corp. ..........................................     1,552,950
         Wang Laboratories,
  53,400  Inc. ...................................................     1,481,850
                                                                     -----------
                                                                      10,295,225
                                                                     -----------
         Consumer--Jewelry/Novelties/Gifts--1.0%
  62,000 Jostens, Inc. ...........................................     1,623,625
  23,300 Zale Corp.(c)............................................       751,425
                                                                     -----------
                                                                       2,375,050
                                                                     -----------
         Electric Companies--2.4%
  27,700 BEC Energy...............................................     1,140,894
         Commonwealth Energy
  20,800  System..................................................       842,400
         Rochester Gas &
  40,800  Electric................................................     1,275,000
  68,700 WPS Resources Corp. .....................................     2,421,675
                                                                     -----------
                                                                       5,679,969
                                                                     -----------
         Electrical Equipment--1.5%
  27,800 Alpha Industries, Inc. ..................................     1,000,800
  54,500 Artesyn Technology.......................................       763,000
         Sensormatic Electronics
  84,500  Corp. ..................................................       586,219
         Vishay Intertechnology,
  79,820  Inc. ...................................................     1,157,390
                                                                     -----------
                                                                       3,507,409
                                                                     -----------


               See accompanying notes to financial statements.

New England Zenith Fund
(Loomis Sayles Small Cap Series)

Investments as of December 31, 1998

Common Stocks--(Continued)

 Shares                                                               Value (a)
         Electronics--4.0%
  29,100 ATMI, Inc. ..............................................   $   734,775
  52,700 AVX Corp. ...............................................       892,606
  32,000 Beckman Coulter..........................................     1,736,000
  30,500 Credence Systems Corp. ..................................       564,250
 107,600 Cypress Semiconductor Corp. .............................       894,425
  29,000 Litton Industries, Inc. .................................     1,892,250
   6,300 Novellus Systems, Inc. ..................................       311,850
  20,100 Photronics, Inc. ........................................       481,772
  27,100 Speedfam International, Inc. ............................       464,087
  49,200 Textronicx, Inc. ........................................     1,479,075
                                                                     -----------
                                                                       9,451,090
                                                                     -----------
         Entertainment--0.6%
  52,800 CEC Entertainment, Inc. .................................     1,465,200
                                                                     -----------
         Financial--Consumer/Diversified--6.0%
 136,100 Amresco, Inc. ...........................................     1,190,875
 122,700 Anthracite Capital, Inc. ................................       958,594
  79,200 Brandywine Realty Trust..................................     1,415,700
 129,900 Capital Automotive REIT..................................     1,932,262
  79,399 Healthcare Realty Trust..................................     1,771,590
  85,100 Imperial Credit Industries...............................       712,713
  63,200 Koger Equity, Inc. ......................................     1,086,250
  83,700 Liberty Properties, Inc. ................................     2,061,112
  60,400 Sun Communities, Inc. ...................................     2,102,675
 144,500 Unicapital Corp. ........................................     1,065,687
                                                                     -----------
                                                                      14,297,458
                                                                     -----------
         Foods--3.5%
  29,500 Corn Products International, Inc. .......................       896,062
  65,400 International Home Foods, Inc. ..........................     1,103,625
  97,000 International Multifoods Corp. ..........................     2,503,812
 103,800 Michael Foods, Inc. .....................................     3,114,000
  31,000 Vlasic Foods International...............................       738,187
                                                                     -----------
                                                                       8,355,686
                                                                     -----------
         Freight Transportation--0.7%
  44,500 CNF Transportation, Inc. ................................     1,671,531
                                                                     -----------
         Health Care--Drugs--1.5%
  41,800 Biovail Corp. International..............................     1,580,562
  24,100 Chirex, Inc. ............................................       515,137
  38,700 Jones Pharmaceuticals, Inc. .............................     1,412,550
                                                                     -----------
                                                                       3,508,249
                                                                     -----------
         Health Care--Medical Property/Supplies--5.8%
  85,900 ADAC Labs................................................     1,715,316
  89,300 Conmed Corp. ............................................     2,946,900
  84,000 DVI, Inc. ...............................................     1,522,500
  89,800 Dentsply International, Inc. ............................     2,312,350
 120,100 Endosonics Corp. ........................................     1,193,494
  39,600 PSS World Medical, Inc. .................................       910,800
  48,100 Respironics, Inc. .......................................       963,503
  42,500 Safeskin Corp. ..........................................     1,025,312
  46,600 Steris Corp. ............................................     1,325,187
                                                                     -----------
                                                                      13,915,362
                                                                     -----------
         Health Care--Services--1.8%
  51,100 Alternative Living Services, Inc.(c).....................     1,750,175
  73,700 Capital Senior Living Corp. .............................     1,027,194
  47,100 Curative Health Services, Inc. ..........................     1,577,850
                                                                     -----------
                                                                       4,355,219
                                                                     -----------
         Household Products/Personal Care--0.3%
  22,000 Dial Corp. New...........................................       635,250
                                                                     -----------
         Insurance--6.9%
  39,800 AmerUs Life Holdings.....................................       890,525
  48,400 Capital Re Corp. ........................................       971,025
  24,800 CMAC Investment Corp. ...................................     1,139,250
  65,300 Everest Reinsurance Holdings.............................     2,542,619
  65,500 Horace Mann Educators....................................     1,866,750
  29,550 Medical Assurance, Inc. .................................       976,997
  73,100 Protective Life Corp. ...................................     2,910,294
  20,800 Reinsurance Group of America, Inc. ......................     1,456,000
 128,800 Reliance Group of America................................     1,658,300
  55,100 Trigon Healthcare, Inc. .................................     2,055,919
                                                                     -----------
                                                                      16,467,679
                                                                     -----------
         Lodging/Hotels--0.5%
  63,385 Meristar Hospitality Corp. ..............................     1,176,584
                                                                     -----------
         Machinery--0.5%
  18,700 SPX Corp. ...............................................     1,252,900
                                                                     -----------
         Manufacturing--Diversified--3.8%
  42,950 Smith A. O. Corp. .......................................     1,054,959
  29,600 Crane Co. ...............................................       893,550
  69,800 Mascotech, Inc. .........................................     1,195,325
  35,800 National Service Industries, Inc. .......................     1,360,400
  43,100 Pentair, Inc ............................................     1,715,919
  83,900 Premark International, Inc. .............................     2,905,037
                                                                     -----------
                                                                       9,125,190
                                                                     -----------
         Manufacturing--Special--2.3%
  38,200 Cognex Corp. ............................................       764,000
  76,600 Federal Signal Corp. ....................................     2,096,925
  82,800 Hussmann International, Inc. ............................     1,604,250
  40,400 Regal Beloit Corp. ......................................       929,200
                                                                     -----------
                                                                       5,394,375
                                                                     -----------

                See accompanying notes to financial statements.

New England Zenith Fund
(Loomis Sayles Small Cap Series)

Investments as of December 31, 1998

Common Stocks--(Continued)

 Shares                                                               Value (a)
         Metals & Mining--1.3%
  29,800 Minerals Technologies, Inc. .............................   $ 1,219,937
   7,400 Quanex Corp. ............................................       166,962
 132,300 Worthington Industries, Inc. ............................     1,653,750
                                                                     -----------
                                                                       3,040,649
                                                                     -----------
         Natural Gas--2.5%
  37,300 Eastern Enterprises......................................     1,631,875
  81,100 MCN Energy Group, Inc. ..................................     1,545,969
  17,300 New Jersey Resources Corp. ..............................       683,350
  47,100 Public Service Co. N.C., Inc. ...........................     1,224,600
  32,800 Washington Gas Light Co. ................................       889,700
                                                                     -----------
                                                                       5,975,494
                                                                     -----------
         Office Equipment & Supply--1.8%
  47,100 Bell & Howell Co. .......................................     1,780,969
  40,500 Hon Industries...........................................       969,469
  44,700 National Computer Systems, Inc. .........................     1,653,900
                                                                     -----------
                                                                       4,404,338
                                                                     -----------
         Oil & Gas--Drilling Equipment--0.6%
  72,600 B.J. Services Co. .......................................     1,134,375
  62,300 Key Energy Corp. ........................................       292,031
                                                                     -----------
                                                                       1,426,406
                                                                     -----------
         Oil & Gas--Exploration Products--1.3%
 101,800 Forcenergy, Inc. ........................................       267,225
  53,900 Newfield Exploration Co. ................................     1,125,162
  56,000 Plains Resources, Inc. ..................................       787,500
 103,400 Vintage Petroleum, Inc.(c)...............................       891,825
                                                                     -----------
                                                                       3,071,712
                                                                     -----------
         Paper & Forest Products--0.6%
  36,000 Chesapeake Corp. ........................................     1,327,500
                                                                     -----------
         Restaurants--2.0%
  42,900 Brinker International....................................     1,238,737
  75,800 Foodmaker, Inc. .........................................     1,672,337
  13,100 Outback Steakhouse, Inc. ................................       522,362
  67,200 Wendy's International, Inc. .............................     1,465,800
                                                                     -----------
                                                                       4,899,236
                                                                     -----------
         Retail--Food Chains--1.1%
  15,400 Great Atlantic & Pacific Tea, Inc. ......................       456,225
  40,800 Hannaford Bros. Co. .....................................     2,162,400
                                                                     -----------
                                                                       2,618,625
                                                                     -----------
         Retail--General Merchandise--0.6%
  29,600 BJ's Wholesale Club Inc. ................................   $ 1,370,850
                                                                     -----------
         Retail--Specialty--3.1%
 114,200 Burlington Coat Factory Warehouse........................     1,862,887
  41,800 Claire's Stores, Inc. ...................................       856,900
  26,000 Payless Shoesource, Inc. ................................     1,231,750
  34,700 Ross Stores, Inc. .......................................     1,366,312
  41,500 Talbots, Inc. ...........................................     1,302,068
 112,800 Venator Group, Inc. .....................................       726,150
                                                                     -----------
                                                                       7,346,067
                                                                     -----------
         Services--2.9%
  75,300 Borg Warner Security.....................................     1,411,875
  94,900 Daisytek International, Corp. ...........................     1,803,100
  77,500 Neilson Media Research, Inc. ............................     1,395,000
 104,800 R.H. Donnelley Corp. ....................................     1,526,150
     900 Staffmark, Inc. .........................................        20,137
  26,400 Stykes Enterprises, Inc. ................................       805,200
                                                                     -----------
                                                                       6,961,462
                                                                     -----------
         Services/Facility Environment--0.4%
  33,000 American States Water Co. ...............................       899,250
                                                                     -----------
         Specialty Printing--1.8%
  32,300 Banta Corp. .............................................       884,212
  40,100 Cadmus Communications Corp. .............................       756,887
  34,400 De Luxe Corp. ...........................................     1,257,750
  51,700 Harte Hanks, Inc. .......................................     1,473,450
                                                                     -----------
                                                                       4,372,299
                                                                     -----------
         Steel--0.6%
  39,000 AK Steel Holdings Co. ...................................       916,500
  75,500 Bethlehem Steel Corp. ...................................       632,312
                                                                     -----------
                                                                       1,548,812
                                                                     -----------
         Telecommunication--Long Distance--0.2%
  19,500 Transaction Network Services, Inc. ......................       391,219
                                                                     -----------
         Textiles/Apparel--0.5%
  36,800 Liz Claiborne, Inc. .....................................     1,161,500
                                                                     -----------
         Waste Management--0.0%
   4,950 World Fuel Services Corp. ...............................        53,212
                                                                     -----------
         Total Common Stocks
          (Identified Cost $205,590,663)..........................   222,678,290
                                                                     -----------

                See accompanying notes to financial statements.

New England Zenith Fund
(Loomis Sayles Small Cap Series)

Investments as of December 31, 1998

Short-Term Investments--7.4%

    Face
   Amount                                                           Value (a)
 $11,336,755 Associates First Capital Corp.,
              5.000%, 1/04/99...................................   $ 11,336,755
   6,300,000 Chevron Oil Finance Co.
              4.800%, 1/04/99...................................      6,300,000
                                                                   ------------
             Short-Term Investments
              (Identified Cost $17,636,755).....................     17,636,755
                                                                   ------------
             Total Investments--100.7%
              (Identified  Cost  $223,227,418)(b)                   240,315,045
             Other assets less liabilities......................     (1,725,590)
                                                                   ------------
             Total Net Assets--100.0%...........................   $238,589,455
                                                                   ============

(a) See Note 1A of Notes to Financial Statements.
(b) Federal Tax Information:
  At December 31,1998 the net unrealized appreciation on investments based on cost of $223,357,729 for federal income tax purposes was as follows:

 Aggregate gross unrealized
  appreciation for all
  investments in which there is
  an excess of value over tax
  cost..........................................................   $ 31,868,397
 Aggregate gross unrealized
  depreciation for all
  investments in which there is
  an excess of tax cost over
  value.........................................................    (14,911,081)
                                                                   ------------
 Net unrealized appreciation....................................   $ 16,957,316
                                                                   ============

  For federal income tax purposes, the Series has a capital loss carryforward at December 31, 1998 of approximately $6,763,123 which will expire in 2006. Accordingly, no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.
(c) Non-income producing security.

                See accompanying notes to financial statements.

New England Zenith Fund
(Loomis Sayles Small Cap Series)

Statement of Assets & Liabilities
December 31, 1998

Assets
 Investments at value................................             $240,315,045
 Receivable for:
 Fund shares sold....................................                  904,953
 Securities sold.....................................                  901,190
 Dividends and interest..............................                  346,572
                                                                  ------------
                                                                   242,467,760
Liabilities
 Payable for:
 Securities purchased................................  $3,078,332
 Fund shares redeemed................................     544,207
 Accrued expenses:
 Management fees.....................................     126,624
 Deferred trustees' fees.............................       4,566
 Other expenses......................................     124,576
                                                       ----------
                                                                     3,878,305
                                                                  ------------
Net Assets...........................................             $238,589,455
                                                                  ============
 Net Assets consist of:
 Capital paid in.....................................             $228,364,119
 Undistributed net investment income.................                   31,144
 Accumulated net realized gains (losses).............               (6,893,435)
 Unrealized appreciation (depreciation) on
  investments........................................               17,087,627
                                                                  ------------
Net Assets...........................................             $238,589,455
                                                                  ============
Computation of offering price:
Net asset value and redemption price per share
 ($238,589,455 divided by 1,554,081 shares of
 beneficial interest)................................             $     153.52
                                                                  ============
Identified cost of investments.......................             $223,227,418
                                                                  ============

Statement of Operations
Year Ended December 31, 1998

Investment Income
 Dividends........................................              $ 2,821,460 (a)
 Interest.........................................                1,266,966
                                                                -----------
                                                                  4,088,426
Expenses
 Management fees..................................  $2,178,725
 Trustees' fees and expenses......................      16,864
 Custodian........................................     100,581
 Audit and tax services...........................      11,923
 Legal............................................      15,853
 Printing.........................................      69,934
 Insurance........................................       6,110
 Miscellaneous....................................       4,291
                                                    ----------
 Total expenses...................................   2,404,281
 Less expenses assumed by the investment adviser..    (225,557)   2,178,724
                                                    ----------  -----------
Net investment income.............................                1,909,702
Realized and Unrealized Gain (Loss) on Investments
 Realized gain (loss) on:
 Investments--net.................................               (6,792,530)
 Unrealized appreciation
  (depreciation) on:
 Investments--net.................................                  899,887
                                                                -----------
Net gain (loss) on investment
 transactions.....................................               (5,892,643)
                                                                -----------
Net Increase (Decrease) in Net Assets from
 Operations.......................................              $(3,982,941)
                                                                ===========

(a) Net of foreign taxes of: $195.


                See accompanying notes to financial statements.

New England Zenith Fund
(Loomis Sayles Small Cap Series)

Statement of Changes in Net Assets

                                                      Year Ended    Year Ended
                                                     December 31,  December 31,
                                                         1997          1998
                                                     ------------  ------------
From Operations
 Net investment income.............................  $  1,362,282  $  1,909,702
 Net realized gain (loss) on investments...........    22,598,381    (6,792,530)
 Unrealized appreciation (depreciation) on
  investments......................................     5,981,132       899,887
                                                     ------------  ------------
 Increase (decrease) in net assets from operations.    29,941,795    (3,982,941)
                                                     ------------  ------------
From Distributions to Shareholders
 Net investment income.............................    (1,336,197)   (1,908,277)
 Net realized gain on investments..................   (21,404,296)   (1,896,046)
 In excess of net realized gain on investment......            --      (106,613)
                                                     ------------  ------------
                                                      (22,740,493)   (3,910,936)
                                                     ------------  ------------
From Capital Shares Transactions
 Proceeds from sale of shares......................   117,472,557   108,988,919
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     1,336,197     1,908,277
 Distributions from net realized gain..............    21,404,296     2,002,659
                                                     ------------  ------------
                                                      140,213,050   112,899,855
 Cost of shares redeemed...........................   (36,502,923)  (66,521,977)
                                                     ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................   103,710,127    46,377,878
                                                     ------------  ------------
 Total increase (decrease) in net assets...........   110,911,429    38,484,001
Net Assets
 Beginning of the year.............................    89,194,025   200,105,454
                                                     ------------  ------------
 End of the year...................................  $200,105,454  $238,589,455
                                                     ============  ============
Undistributed Net Investment Income
 Beginning of the year.............................  $      9,342  $     35,427
                                                     ============  ============
 End of the year...................................  $     35,427  $     31,144
                                                     ============  ============
Number of Shares of the Fund:
 Issued from the sale of shares....................       721,830       707,174
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........         8,598        12,870
 Distributions from net realized gain..............       137,451        13,107
                                                     ------------  ------------
                                                          867,879       733,151
 Redeemed..........................................      (226,920)     (438,200)
                                                     ------------  ------------
 Net change........................................       640,959       294,951
                                                     ============  ============

Financial Highlights

                          May 2, 1994(a)
                             through       Year     Year      Year      Year
                           December 31,    Ended    Ended    Ended     Ended
                               1994        1995     1996      1997      1998
                          --------------  -------  -------  --------  --------
Net Asset Value,
 Beginning of Year......     $100.00      $ 96.61  $118.80  $ 144.29  $ 158.92
                             -------      -------  -------  --------  --------
Income From Investment
 Operations
 Net Investment Income..        0.14         0.85     1.05      1.22      1.24
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........       (3.38)       26.93    35.03     34.11     (4.01)
                             -------      -------  -------  --------  --------
 Total From Investment
  Operations............       (3.24)       27.78    36.08     35.33     (2.77)
                             -------      -------  -------  --------  --------
Less Distributions
 Distributions From Net
  Investment Income.....       (0.15)       (0.78)   (1.03)    (1.21)    (1.24)
 Distributions From Net
  Realized Capital
  Gains.................        0.00        (4.81)   (9.56)   (19.49)    (1.32)
 Distribution in excess
  of Net Realized
  Capital Gains.........          --           --       --        --     (0.07)
                             -------      -------  -------  --------  --------
 Total Distributions....       (0.15)       (5.59)  (10.59)   (20.70)    (2.63)
                             -------      -------  -------  --------  --------
Net Asset Value, End of
 Year...................     $ 96.61      $118.80  $144.29  $ 158.92  $ 153.52
                             =======      =======  =======  ========  ========
Total Return (%)........        (3.2)(b)     28.9     30.7      24.9      (1.7)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............        1.00 (c)     1.00     1.00      1.00      1.00
Ratio of Net Investment
 Income to Average Net
 Assets (%).............        0.32 (c)     1.26     1.15      0.97      0.88
Portfolio Turnover Rate
 (%)....................          80 (c)       98       62        87       111
Net Assets, End of Year
 (000)..................     $ 3,105      $27,741  $89,194  $200,105  $238,589
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............        2.31 (c)     1.91     1.29      1.14      1.10

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.


                See accompanying notes to financial statements.

Morgan Stanley International Magnum Equity Series
Portfolio Manager: Francine J. Bovich Morgan Stanley Asset Management

[PHOTO OF FRANCINE J. BORICH]

Q. How did the Series perform over the year?

A. The Series posted a 7.3% total return (based on net asset value) for the year. This performance lagged the Lipper Variable Products International Funds Average/12/ return of 13.4% over the same period. 1998 was a challenging year for the international markets and the International Magnum Series. The Series underperformed the Morgan Stanley Capital International Europe, AustrialAsia, Far East Index/18/ (EAFE) which returned 20.6% primarily due to our stock se-lection of European value stocks and small and mid-cap companies. European value stocks have been underperforming European growth stocks by a wide margin for the past six months, with the largest companies providing the majority of the gains as investors sought safety in the most liquid names. On the positive side, stock selection in Japan and Asia enhanced the Series' performance as did our regional allocation policy, in which we were overweight or neutral in Europe and underweight in Japan and Asia virtually all year. Stock selection in Europe, however, was the main factor in the Series' underperformance.

Q. How did you manage the Series during the year?

A. Although the benchmark EAFE Index ended the year up 20.6%, most of the in-dex gains were attributable to a strong performance in Europe, which comprises over 70% of the EAFE Index. Following a first quarter rally, volatility in-creased in markets around the world. Global markets corrected sharply in Au-gust and September, sparked by the Russian debt default and near collapse of a U.S. hedge fund. The markets then settled down in the final quarter of the year, posting a recovery helped by interest rate cuts in Europe and the U.S. The weakening of the U.S. dollar at year end also contributed to returns for dollar-based investors. The Series' European holdings underperformed the Euro-pean index for the second half of the year after a strong performance in the first half. While companies like Telecom Italia, Nestle, Imperial Tobacco and France Telecom were strong performers for the year, the Series was hurt by holdings in oil (Premier Oil, Total) as well as by weak stock selection, espe-cially in the U.K. The Series also suffered as large and mega cap growth stocks were unstoppable, while 1998 was one of the worst years on record for value investors. Furthermore, the valuation gap between small/mid sized compa-nies and their larger peers reached the widest point in over thirteen years. The Series has increased its exposure over the last 18 months to small/mid cap companies with relatively lower price/earnings ratios. In the recent flight to liquidity, however, these small/mid cap companies were shunned by investors, often for reasons unrelated to fundamentals. This has been the principal cause for our recent underperformance.

Turning to our Asian ex-Japan holdings, we maintained a defensive portfolio during the year. Although our holdings outperformed relative to the region, most positions were still down for the year. The Series was helped by the fact that our Asian holdings were a small (i.e., less than 5 per cent) portion of the Series in absolute terms, and underweighted versus the EAFE Index.

The only strong performer in the region was the Australian Stock Index, which rose 6% for the year as the domestic economy exhibited strong economic funda-mentals--low inflation, sound monetary policy, a budget surplus and a healthy banking system. Additionally, many Australian companies were well managed with an eye toward increasing profitability. Telstra, a telecom company, Fosters, a beer manufacturer, and National Australia Bank were all strong performers for the year.

Finally, in Japan, our strategy of focusing on blue chip exporters (e.g., Sony and Nintendo) and avoiding banks and more domestically oriented stocks con-tributed to relative outperformance of our Japanese stocks. Japanese equities hit 12 year lows in 1998 as sentiment became increasingly negative on the fu-ture of the Japanese economy. As a result, we have held a smaller position in Japan than the EAFE index. We also actively hedged our yen exposure during the year, which was helpful as the yen fell to 147 yen per dollar during the first half of the year, but hurt performance as the yen strengthened during the last quarter.

Q. What is your current outlook for the months ahead?

A. We remain cautiously optimistic about the outlook for Europe in 1999, as we expect demand for equities to continue to rise and merger and restructuring activity to remain brisk. However, risks include the new Euro currency, which has shown signs of possible strengthening versus the U.S. dollar and would hurt the exporters that have led the European recovery. Furthermore, there are signs of a more dramatic than expected economic slowing in Europe, which could put further pressure on already high unemployment rates. Finally, valuations particularly in the largest companies are at very high levels, making them ex-tremely vulnerable to earnings disappointments, should the economic backdrop worsen. Experience tells us that owning a portfolio of undervalued companies (e.g. low price/cash flow) builds in a margin of safety for those periods when markets fall on tough times. While we were disappointed by our European re-sults in 1998, we believe that with valuation gaps so extreme and earnings ex-pectations still very positive, our European stocks are well positioned for the new year.

In Asia ex-Japan, the turnaround in several key countries in the region such as Thailand and South Korea has contributed to increasing stability and should benefit the region as a whole in the new year. Singapore and New Zealand should benefit more than the more insular Asian economies or Hong Kong. Throughout the region, restructuring should become increasingly important as companies seek to enhance their own performance and create shareholder value. There will be several factors to monitor throughout the region, including the performance of the Japanese economy (as it is a major trading partner with most Asian nations), the large supply of new offerings and capital raisings we expect to see in Asia and growth in the developed economies that are the pri-mary markets for Asian exports. We also remain cautious about the outlook for China and Hong Kong. China has seen several corporate defaults in recent weeks and the recent volatility in Latin America raises questions about the strength of the renminbi and the sustainability of the Hong Kong/U.S. dollar peg. Up-side surprises for the region could include successful bank recapitalization and economic recovery in Japan and stronger than expected import demand from the U.S. and Europe.

1999 should be another difficult year for Japan, with GDP growth flat to nega-tive. Further bank failures are likely and the credit crunch should continue as a result. While Prime Minister Obuchi has provided a platform for signifi-cant tax cuts and economic stimulus packages to support Japan on a macro lev-el, adjustments to over capacity and over employment and deleveraging on the micro level will probably become the dominant themes for investors in 1999. As Japan increasingly gravitates to "international" accounting standards, corpo-rate sector restructuring should ensue, challenging the traditional full em-ployment socialist system and further dampening consumer sentiment as unem-ployment rises. Japan also remains vulnerable to any global economic slowdown as well as a stronger yen and higher domestic interest rates. We will remain highly selective in our stock selection, favoring PC, semiconductor, service, pharmaceutical and select domestic sectors such as housing and housing related securities. As we enter 1999, we are cautiously optimistic that this year the private sector will finally foster real structural changes in areas such as wages, employment efficiencies, and shareholder value (e.g., focus on return-on-equity). After 10 years of economic stagnation, Japan has entered the final phase for real change, making this an important time for long term investors in Japanese equities. Should changes occur, we believe the markets would im-prove correspondingly.

In conclusion, we believe 1999 will be an interesting year in the international equity markets overall. We have remained close to market weight in Europe and underweight in Japan and Asia relative to EAFE for much of the past year. Overall, we will remain vigilant to find the best investment opportunities to put money to work, and adjust our portfolio accordingly.

                             [GRAPH APPEARS HERE]

                A $10,000 investment compared to the EAFE Index
                          since the Series' inception

          Date     International Equity Series       EAFE
          ----     ---------------------------       ----
        10/31/94            $10,000               $10,000
        12/31/94            $10,260                $9,555
        12/31/95            $10,879               $10,455
        12/31/96            $11,627               $10,915
        12/31/97            $11,476               $11,476
        12/31/98            $12,311               $13,809

 Average Annual Return

                 International Magnum   EAFE/18/   Lipper Variable International
                    Equity Series                         Funds Average/12/

         1 year          7.3%            20.6%                  13.4%
        3 years          4.2              9.0                   11.3
Since Inception          5.1              8.0                    n/a

                                           X    Fund Facts
                                           Goal: Total return from long-term
                                           growth of capital
                                           Start date: October 31, 1994
                                           Size: $68 million as of
                                           December 31, 1998
                                           Manager: Francine Bovich manages
                                           the Morgan Stanley International
                                           Magnum Equity Series. Ms. Bovich
                                           is also a Managing Director of
                                           Morgan Stanley Dean Witter
                                           Investment Management Inc.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.
This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Morgan Stanley International Magnum Equity Series)

Investments as of December 31, 1998

Common Stocks--93.5% of Total Net Assets


 Shares                                                               Value (a)
        Australia--1.8%
  4,000 Brambles Industries, Ltd..................................   $    97,432
 32,350 Colonial, Ltd.............................................       111,012
  7,150 Commonwealth Bank.........................................       101,486
 42,800 Fosters Brewing...........................................       115,924
  6,800 Lend Lease Corp...........................................        91,672
  9,150 National Australia Bank, Ltd. ............................       137,931
 17,400 News Corp., Ltd...........................................       114,941
 37,000 Oil Search, Ltd...........................................        37,410
 10,000 Rio Tinto, Ltd. ..........................................       118,604
 33,800 Telstra Corp..............................................       158,033
  8,500 Westpac Banking Corp. ....................................        56,879
 16,300 WMC, Ltd..................................................        49,143
 18,150 Woolworths, Ltd. .........................................        61,794
                                                                     -----------
                                                                       1,252,261
                                                                     -----------
        Belgium--1.0%
 12,670 GIB Inno..................................................       659,705
                                                                     -----------
        Denmark--0.8%
  6,100 Unidanmark................................................       551,121
                                                                     -----------
        Finland--4.7%
  7,780 Huhtamaki OY 'I' Free.....................................       296,003
  4,195 Kone OY, Series B.........................................       485,399
  9,470 Konecranes Interna........................................       427,162
 93,780 Merita, Ltd. Series A.....................................       592,217
 22,150 Metra OY, Series B........................................       382,271
 33,158 Rauma OY..................................................       481,211
 13,000 Sampo Insurance Co., Ltd..................................       493,332
  2,345 Valmet OY.................................................        31,273
                                                                     -----------
                                                                       3,188,868
                                                                     -----------
        France--7.9%
 21,100 Bull S.A..................................................       158,127
  5,591 Cie de St. Gobain.........................................       789,000
 16,900 CNP Assurances............................................       513,257
  1,590 Groupe Danone.............................................       455,017
  5,980 Elf Aquitaine.............................................       690,946
  2,580 Lafarge-Coppee............................................       245,033
  6,211 Legris....................................................       304,274
 12,250 Michelin Series B.........................................       489,693
 13,550 Rohne-Poulenc S.A. Series A...............................       697,010
  5,450 Total S.A. Series B.......................................       551,726
  3,520 Union Assure Federales....................................       467,151
                                                                     -----------
                                                                       5,361,234
                                                                     -----------
        Germany--8.9%
 18,010 Basf AG...................................................       687,289
  5,800 Bayer AG..................................................       242,044
  6,640 Bayer Hypo Vereins........................................       519,933

 Shares                                                               Value (a)
   1,490 Buderus AG...............................................   $   542,680
   1,660 Dyckerhoff AG, Preferred.................................       460,170
   1,570 Fresenius AG, Preferred..................................       330,655
   1,630 Hornbach Holding AG, Preferred...........................        96,826
   4,331 Philipp Holzmann.........................................       682,160
   3,440 Plettac AG...............................................       269,363
   1,400 Sudzucker AG, Preferred..................................       635,905
  10,710 Veba AG..................................................       640,698
     520 Viag AG..................................................       304,836
   8,280 Volkswagen AG............................................       660,770
                                                                     -----------
                                                                       6,073,329
                                                                     -----------
         Great Britain--18.9%
 249,800 Aegis Group..............................................       361,067
  10,600 Allied Domecq PLC........................................        98,005
  23,800 Allied Zurich............................................       357,652
  35,937 Bank of Ireland..........................................       786,322
  64,429 Bank of Scotland.........................................       770,707
  63,508 BG PLC...................................................       408,333
  35,100 British Telecom PLC......................................       531,253
  43,600 Bunzl PLC................................................       170,228
  50,322 Burmah Castrol PLC.......................................       719,005
  81,050 Capital Radio............................................       787,743
  93,300 Charter PLC..............................................       511,530
 112,000 Devro....................................................       321,914
  43,964 Diageo PLC...............................................       487,555
  58,380 Greal Universal Stores PLC...............................       615,905
 212,300 Halma PLC................................................       426,787
  41,600 IMI......................................................       163,110
  75,000 Imperial Tobacco Group...................................       785,014
  70,000 Lonrho PLC...............................................       381,459
 110,600 Morgan Crucible Co.......................................       507,154
  72,100 Premier Farnell PLC......................................       191,660
 780,600 Premier Cons Oilfields LTD...............................       207,503
  68,400 Reckitt and Colman.......................................       905,144
  37,940 RMC Group PLC............................................       518,767
  85,854 Royal Sun Alliance Insurance.............................       698,928
 133,400 Scapa Group..............................................       217,199
   9,000 Scot Media Group.........................................       105,117
   3,900 Williams.................................................        22,289
 139,400 WPP Group PLC............................................       845,340
                                                                     -----------
                                                                      12,902,690
                                                                     -----------
         Hong Kong--1.6%
  28,000 China Telecommunications.................................        48,428
  12,000 CLP Holdings.............................................        59,786
  33,000 Dairy Farm International (USD)...........................        37,950
  41,800 Hong Kong & China Gas....................................        53,143
  16,500 Hong Kong Electric Holdings..............................        50,048
  34,000 Hong Kong Telecommunications.............................        59,464
   6,000 HSBC Holdings PLC........................................       149,466
  30,000 Hutchison Whampoa........................................       212,291

                See accompanying notes to financial statements.

New England Zenith Fund
(Morgan Stanley International Magnum Equity Series)

Investments as of December 31, 1998

Common Stocks--(Continued)


 Shares                                                               Value (a)
         Hong Kong--(Continued)
  20,000 LI & Fung, Ltd. .........................................   $    41,432
  12,000 Smartone Telecommunications..............................        33,301
  27,000 Sun Hung Kai Props.......................................       196,900
  18,000 Swire Pacific............................................        80,618
   8,000 Television Broadcasts....................................        20,651
   5,000 Vtech Holdings...........................................        21,813
                                                                     -----------
                                                                       1,065,291
                                                                     -----------
         Ireland--0.8%
 111,900 Greencore Group..........................................       515,898
                                                                     -----------
         Italy--5.2%
  13,155 BCA Pop Bergam CV........................................       319,039
   5,900 ItalGas (Soc Ital).......................................        31,918
  68,060 Magneti Marelli Spa......................................       117,725
  46,255 Marzotto & Figli.........................................       509,142
  92,750 Mediaset.................................................       751,671
 130,100 Sogefi...................................................       353,291
 234,812 Telecom Italia Spa.......................................     1,476,939
                                                                     -----------
                                                                       3,559,725
                                                                     -----------
         Japan--19.0%
   4,000 Aiwa Co. ................................................       105,440
  24,000 Amada, Ltd...............................................       116,126
   2,000 Autobacs Seven Co. ......................................        67,227
  17,000 Canon, Inc...............................................       363,158
  23,000 Casio Computer Co........................................       169,677
  15,000 Dai Nippon Printing......................................       239,098
  56,000 Daicel Chemical..........................................       166,440
  31,000 Daifuku Co...............................................       165,626
  25,000 Daikin Industries........................................       247,678
   3,000 Familymart Co., Ltd. ....................................       149,668
  11,000 Fuji Machine Manufacturing...............................       347,368
  11,000 Fuji Photo Film, Ltd.....................................       408,669
  18,000 Fujitec Co...............................................       115,913
  32,000 Fujitsu, Ltd. ...........................................       426,006
  44,000 Furukawa Electric Co. ...................................       149,845
  13,000 Hitachi Credit Corp. ....................................       288,633
  61,000 Hitachi, Ltd.............................................       377,709
  15,000 Inabata and Co...........................................        40,071
  36,000 Kaneka Corp. ............................................       269,721
  12,000 Kurita Water Industries..................................       175,993
   4,000 Kyocera Corp.............................................       211,234
  16,000 Kyudenko Corp............................................       108,129
   8,000 Lintec Corp..............................................        74,374
  24,000 Matsushita Electric Industries...........................       424,379
  11,000 Minebea Co...............................................       125,909
  69,000 Mitsubishi Chemical Industries...........................       145,263
  19,000 Mitsubishi Estate........................................       170,252
  59,000 Mitsubishi Heavy Industries..............................       229,633
  16,000 Mitsumi Electric.........................................       338,257

 Shares                                                               Value (a)
  7,000 Murata Manufacturing Co...................................   $   290,402
 40,000 NEC Corp..................................................       367,979
 17,000 Nifco, Inc. ..............................................       136,992
  4,800 Nintendo, Ltd.............................................       464,927
     55 Nippon Telephone & Telegraph Corp. .......................       424,237
 85,000 Nissan Motors.............................................       260,150
 13,000 Nissha Printing Co........................................        79,345
     24 NTT Data Corp.............................................       119,098
  6,000 ONO Pharmaceutical........................................       187,351
 42,000 Ricoh Co..................................................       387,121
  6,000 Rinnai Corp...............................................       104,874
  2,000 Rohm Co...................................................       182,043
  5,000 Ryosan Co.................................................        79,832
  5,000 Sangetsu Co. .............................................        74,746
 17,000 Sankyo Co.................................................       371,429
 27,000 Sanwa Shutter Corp........................................       117,983
 21,000 Sekisui Chemical..........................................       141,176
 16,000 Sekisui House.............................................       169,129
 25,000 Shin-Estu Polymer Co. ....................................       130,473
  5,500 Sony Corp.................................................       400,398
  9,000 Sumitomo Marine and Fire..................................        57,001
 16,000 Suzuki Motor Corp. .......................................       189,651
  4,000 TDK Corp. ................................................       365,502
  7,000 Tokyo Electron, Ltd.......................................       265,635
 64,000 Toshiba Corp..............................................       381,000
 12,000 Toyota Motor Corp. .......................................       325,874
 35,000 Tsubakimoto Chain.........................................        74,613
 15,000 Yamaha Corp...............................................       155,241
 13,000 Yamanouchi Pharmacy.......................................       418,576
                                                                     -----------
                                                                      12,940,274
                                                                     -----------
        Malaysia--0.1%
  5,000 Carlsberg Brewery.........................................        14,342
  8,000 Guinness Anchor...........................................         8,042
  1,000 Nestle Malay..............................................         4,000
  6,000 R. J. Reynolds............................................         6,789
  4,000 Rothmans of Pall Mall.....................................        23,579
  1,000 Telekom Malaysia..........................................         2,632
                                                                     -----------
                                                                          59,384
                                                                     -----------
        Netherlands--3.5%
 17,400 ABN Amro Holdings.........................................       365,838
 15,440 Akzo Nobel NV.............................................       702,677
 14,618 Ing Groep NV..............................................       890,915
  6,500 Philips Electronics.......................................       435,940
                                                                     -----------
                                                                       2,395,370
                                                                     -----------
        New Zealand--0.1%
  8,700 Telecom Corp. of New Zealand..............................        37,769
  1,400 Telecom Corp. of New Zealand Installment Receipt..........         3,057
                                                                     -----------
                                                                          40,826
                                                                     -----------

                See accompanying notes to financial statements.

New England Zenith Fund
(Morgan Stanley International Magnum Equity Series)

Investments as of December 31, 1998

Common Stocks--(Continued)


 Shares                                                               Value (a)
         Norway--1.2%
  20,500 Saga Petroleum Series B..................................   $   187,504
  33,300 Sparebanken Primary Cap..................................       648,602
                                                                     -----------
                                                                         836,106
                                                                     -----------
         Singapore--0.3%
   8,000 City Developments........................................        34,646
  15,000 Natsteel Electronics, Ltd................................        38,159
   5,000 Singapore Airlines.......................................        36,644
  26,000 Singapore Technical Engineering..........................        24,252
  10,000 United Overseas Bank.....................................        64,203
   7,000 Venture Manufacturing....................................        26,711
                                                                     -----------
                                                                         224,615
                                                                     -----------
         Spain--3.5%
  31,250 Banco Bilboa Vizcaya.....................................       489,243
  57,300 Iberdrola S.A. ..........................................     1,070,444
   8,063 Telefonica de Espana.....................................       357,990
   8,063 Telefonica de Espana, (Rights)...........................         7,148
  43,680 Uralita S.A..............................................       485,607
                                                                     -----------
                                                                       2,410,432
                                                                     -----------
         Sweden--4.4%
  20,900 Autoliv, Inc.............................................       748,560
  19,300 BT Industries AB.........................................       280,303
 134,900 Nordbanken AS............................................       863,381
  40,700 Svedala Industries.......................................       591,104
  12,900 Svenska Handelsbkn.......................................       543,004
                                                                     -----------
                                                                       3,026,352
                                                                     -----------


   Shares                                                           Value (a)
            Switzerland--9.8%
        322 Bobst AG............................................   $   398,486
      1,120 Forbo Holdings......................................       489,190
        725 Holderbk Financiere Glarus..........................       858,157
        710 Nestle S.A..........................................     1,545,388
        968 Richemont Series A..................................     1,368,462
        315 Schindler Holding AG................................       536,580
        520 Sig Schweiz Industry Holding AG.....................       306,617
      1,360 Swisscom AG.........................................       569,265
        289 UBS AG..............................................        88,781
      2,010 Valora Holding AG...................................       543,579
                                                                   -----------
                                                                     6,704,505
                                                                   -----------
            Total Common Stocks
             (Identified Cost $61,829,706)......................    63,767,986
                                                                   -----------

Short-Term Investment--6.5%

    Face
   Amount
 $4,449,000 Repurchase agreement with State Street Corp. dated
             12/31/98 at 4.0% to be repurchased at $4,450,977 on
             1/04/99 collateralized by $3,330,000 U.S. Treasury
             Note 8.125% due 8/15/2019 with a value of
             $4,539,726.........................................     4,449,000
                                                                   -----------
            Total Short-Term Investment
             (Identified Cost $4,449,000)                            4,449,000
                                                                   -----------
            Total Investments--100.0%
             (Identified Cost $66,278,706)(b)...................    68,216,986
            Other assets less liabilities.......................       (48,342)
                                                                   -----------
            Total Net Assets--100%..............................   $68,168,644
                                                                   ===========

                See accompanying notes to financial statements.

New England Zenith Fund
(Morgan Stanley International Magnum Equity Series)

Investments as of December 31, 1998

Forward Contracts Outstanding at December 31, 1998


                                    Local    Aggregate               Unrealized
      Currency         Delivery   Currency      Face      Total    Appreciation/
      Contract           Date      Amount      Value      Value    (Depreciation)
Japanese Yen
 (bought)............  1/13/1999 413,568,200 $3,598,942 $3,664,598   $  65,656
Japanese Yen (sold)..  1/13/1999 413,568,200  3,459,943  3,664,598    (204,655)
Japanese Yen
 (bought)............  1/19/1999  80,894,000    700,502    717,368      16,866
Japanese Yen (sold)..  1/19/1999  80,894,000    674,398    717,368     (42,970)
Japanese Yen
 (bought)............  1/27/1999 173,546,000  1,498,230  1,540,645      42,415
Japanese Yen (sold)..  1/27/1999 173,546,000  1,446,216  1,540,645     (94,429)
                                                                     ---------
Net unrealized depreciation of
 forward currency contracts.....                                     $(217,117)
                                                                     =========

Ten Largest Industry Holdings at December 31, 1998 (Unaudited)

     1 Finance                 17.3%
     2 Consumer Basics         11.3%
     3 Capital Goods            9.5%
     4 Utilities                7.9%
     5 Consumer Durables        6.8%
     6 Basic Industries         6.8%
     7 Shelter                  5.6%
     8 Consumer Non Durables    5.3%
     9 Technology               4.2%
    10 Energy                   4.1%

(a) See Note 1A of Notes to Financial Statements.
(b) Federal Tax Information:
  At December 31,1998 the net unrealized appreciation on investments based on cost of $66,683,612 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost........   $ 7,448,351
     Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value........    (5,914,977)
                                                                   -----------
     Net unrealized appreciation................................   $ 1,533,374
                                                                   ===========

                See accompanying notes to financial statements.

New England Zenith Fund
(Morgan Stanley International Magnum Equity Series)

Statement of Assets & Liabilities
December 31, 1998



Assets
 Investments at value....................................           $68,216,986
 Cash....................................................                 1,989
 Foreign cash at value (Identified cost $138,888)........               138,805
 Receivable for:
 Fund shares sold........................................               309,652
 Dividends and interest..................................               135,838
 Foreign taxes...........................................                90,028
 Unamortized organization expense .......................                 1,666
                                                                    -----------
                                                                     68,894,964
Liabilities
 Payable for:
 Securities purchased....................................  $132,620
 Open forward currency contracts--net....................   217,117
 Fund shares redeemed....................................   216,926
 Withholding taxes.......................................    12,153
 Accrued expenses:
 Management fees.........................................    52,283
 Deferred trustees' fees.................................     5,121
 Other expenses..........................................    90,100
                                                           --------
                                                                        726,320
                                                                    -----------
                                                                    $68,168,644
                                                                    ===========
Net Assets
 Net Assets consist of:
 Capital paid in.........................................           $67,075,774
 Overdistributed net investment income...................              (179,114)
 Accumulated net realized
  gains (losses).........................................              (455,172)
 Unrealized appreciation (depreciation) on investments,
  forward contracts and foreign currency.................             1,727,156
                                                                    -----------
Net Assets...............................................           $68,168,644
                                                                    ===========
Computation of offering price:
Net asset value and redemption price per share
 ($68,168,644 divided by 5,978,157 shares of beneficial
 interest)...............................................           $     11.40
                                                                    ===========
Identified cost of investments...........................           $66,278,706
                                                                    ===========

Statement of Operations
Year Ended December 31, 1998

Investment Income
 Dividends...........................................              $1,191,706(a)
 Interest............................................                 302,016
                                                                   ----------
                                                                    1,493,722
Expenses
 Management fees.....................................  $  566,848
 Trustees' fees and expenses.........................      10,532
 Custodian...........................................     237,267
 Audit and tax services..............................      26,347
 Legal...............................................      11,651
 Printing............................................      21,488
 Insurance...........................................       1,920
 Amortization of organization expenses...............       2,011
 Miscellaneous.......................................       3,065
                                                       ----------
  Total expenses.....................................     881,129
  Less expenses assumed by the investment adviser....     (62,316)    818,813
                                                       ----------  ----------
Net investment income................................                 674,909
Realized and Unrealized Gain (Loss) on Investments,
 Forward Currency Contracts and Foreign Currency
 Transactions
 Realized gain (loss) on:
 Investments--net....................................     617,759
 Foreign currency transactions--net..................      80,429
                                                       ----------
 Total realized gain (loss) on investments and
  foreign currency transactions......................     698,188
                                                       ----------
 Unrealized appreciation (depreciation) on:
 Investments--net....................................   2,486,756
 Foreign currency transactions--net..................    (683,136)
                                                       ----------
 Total unrealized appreciation (depreciation) on
  investments and foreign currency transactions......   1,803,620
                                                       ----------
Net gain (loss) on investment transactions...........               2,501,808
                                                                   ----------
Net Increase (Decrease) in Net Assets From
 Operations..........................................              $3,176,717
                                                                   ==========

(a) Net of foreign taxes of: $153,275.

                See accompanying notes to financial statements.

New England Zenith Fund
(Morgan Stanley International Magnum Equity Series)

Statement of Changes in Net Assets


                                                        Year Ended    Year Ended
                                                       December 31,  December 31,
                                                           1997          1998
                                                       ------------  ------------
From Operations
 Net investment income...............................  $   451,721   $   674,909
 Net realized gain (loss) on investments and foreign
  currency transactions..............................      392,080       698,188
 Unrealized appreciation (depreciation) on
  investments and foreign currency transactions......   (1,984,775)    1,803,620
                                                       -----------   -----------
 Increase (decrease) in net assets from operations...   (1,140,974)    3,176,717
                                                       -----------   -----------
From Distributions to Shareholders
 Net investment income...............................     (401,271)     (674,909)
 In excess of net investment income..................            0      (146,749)
 Net realized gain on investments....................     (394,830)     (658,590)
 In excess of net realized gain on investment........     (542,890)            0
                                                       -----------   -----------
                                                        (1,338,991)   (1,480,248)
                                                       -----------   -----------
From Capital Shares Transactions
 Proceeds from sale of shares........................   31,343,810    31,156,503
 Net asset value of shares issued in connection with
  the reinvestment of:
  Distributions from net investment income...........      401,271       821,658
  Distributions from net realized gain...............      937,720       658,590
                                                       -----------   -----------
                                                        32,682,801    32,636,751
 Cost of shares redeemed.............................  (16,560,469)  (19,199,129)
                                                       -----------   -----------
 Increase (decrease) in net assets derived from
  capital share transactions.........................   16,122,332    13,437,622
                                                       -----------   -----------
 Total increase (decrease) in net assets.............   13,642,367    15,134,091
Net Assets
 Beginning of the year...............................   39,392,186    53,034,553
                                                       -----------   -----------
 End of the year.....................................  $53,034,553   $68,168,644
                                                       ===========   ===========
Undistributed (overdistributed) Net Investment Income
 Beginning of the year...............................  $   (55,074)  $  (116,715)
                                                       ===========   ===========
 End of the year.....................................  $  (116,715)  $  (179,114)
                                                       ===========   ===========
Number of Shares of the Fund:
 Issued from the sale of shares......................    2,737,081     2,622,460
 Issued in connection with the reinvestment of:
  Distributions from net investment income...........       36,467        68,127
  Distributions from net realized gain...............       86,482        57,720
                                                       -----------   -----------
                                                         2,860,030     2,748,307
 Redeemed............................................   (1,465,482)   (1,655,274)
                                                       -----------   -----------
 Net change..........................................    1,394,548     1,093,033
                                                       ===========   ===========

Financial Highlights

                          October 31, 1994(a)
                                through        Year     Year     Year     Year
                             December 31,      Ended    Ended    Ended    Ended
                                 1994          1995     1996     1997     1998
                          ------------------- -------  -------  -------  -------
Net Asset Value,
 Beginning of Year......        $10.00        $ 10.23  $ 10.73  $ 11.29  $ 10.86
                                ------        -------  -------  -------  -------
Income From Investment
 Operations
 Net Investment Income..          0.03           0.09     0.06     0.08     0.14
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........          0.23           0.53     0.68    (0.23)    0.66
                                ------        -------  -------  -------  -------
 Total From Investment
  Operations............          0.26           0.62     0.74    (0.15)    0.80
                                ------        -------  -------  -------  -------
Less Distributions
 Distributions From Net
  Investment Income.....         (0.02)         (0.09)   (0.02)   (0.09)   (0.12)
 Distributions in Excess
  of Net Investment
  Income................          0.00          (0.03)    0.00     0.00    (0.03)
 Distributions From Net
  Realized Capital
  Gains.................          0.00           0.00    (0.16)   (0.08)   (0.11)
 Distributions in Excess
  of Net Realized
  Capital Gains.........          0.00           0.00     0.00    (0.11)    0.00
 Distributions From
  Paid-in Capital.......         (0.01)          0.00     0.00     0.00     0.00
                                ------        -------  -------  -------  -------
 Total Distributions....         (0.03)         (0.12)   (0.18)   (0.28)   (0.26)
                                ------        -------  -------  -------  -------
Net Asset Value, End of
 Year...................        $10.23        $ 10.73  $ 11.29  $ 10.86  $ 11.40
                                ======        =======  =======  =======  =======
Total Return (%)........           2.6(b)         6.0      6.9     (1.3)     7.3
Ratio of Operating
 Expenses to Average Net
 Assets (%).............          1.30(c)        1.30     1.30     1.30     1.30
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          2.56(c)        1.29     0.67     0.96     1.07
Portfolio Turnover Rate
 (%)....................             4(c)          89       64      115       40
Net Assets, End of Year
 (000)..................        $2,989        $16,268  $39,392  $53,035  $68,169
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............          5.38(c)        3.12     1.66     1.59     1.40

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

Alger Equity Growth Series
Portfolio Manager: David D. Alger Fred Alger Management, Inc.

[PHOTO OF DAVID D. ALGER APPEARS HERE]

Q. How did the portfolio perform in 1998?

A. 1998 proved a turbulent and challenging year for investors in the U.S. stock market. During the first half of the year, stocks that had been undeservedly oversold in the wake of the Asian crisis rebounded nicely. Inflation remained subdued and the Federal Reserve left interest rates unchanged. The post-Asian crisis earnings season came and went with some predictable casualties, but most companies got through it unscathed. Moreover, after a year where value stocks significantly outperformed growth stocks, investors returned to the more ag-gressive discipline. By mid-July, most major market indices were trading at record levels.

Amid incidents of international economic instability and domestic political controversy, the market sold off dramatically in August. Specifically, the Rus-sian economy collapsed and the state of Japan's banking system worsened. Eco-nomic activity was slowed by a credit crunch, as spreads between corporate and Treasury bonds widened. As measured by the S&P 500 Index/25/, the historically placid month of August proved to be the worst performing month since October of 1987. The markets recovered during September in anticipation of relief from the Federal Reserve Board (the "Fed") yet sold off sharply toward the end of the month following what was perceived to be a disappointing reduction of the Fed-eral Funds Rate by 0.25%.

As October progressed, stocks gained a boost from a rare intra-meeting rate re-duction by the Fed. The technology sector stabilized as Intel, Microsoft and Apple all reported better than expected quarterly earnings. A rally prompted by additional relief from the Fed in November highlighted a strong fourth quarter, which anchored another lucrative albeit challenging year for the U.S. stock market. As a result, the Alger Equity Growth Series posted a quarterly return of 26.1% which brought its return for 1998 to 47.8% (based on net asset value), significantly outpacing the Lipper Variable Products Growth Fund Average/10/ return of 24.7% and the S&P 500 Index/25/ which returned 28.7% for the year.

Q. How did you manage the Series during the past year?

A. The management of the Series remained unchanged, a research intensive, bot-tom-up approach focusing on rapidly growing large cap stocks. Strong positive cash inflows for the year helped fuel investment opportunities and precluded the selling of core holdings in order to satisfy redemptions.

The Series benefited from its large cap positioning. As of December 31, 1998 the Series possessed a weighted average market cap of $85.7 billion. The Series strong performance for the year was also augmented by the performance of tech-nology and pharmaceutical holdings. Notable performing stocks for the year in-cluded America Online, Microsoft, MCI Worldcom, and Cisco Systems. Key holdings in the retail sector also boosted the Series annual performance. These compa-nies included Home Depot, Wal-Mart and Staples, which were all up in excess of 100% for the year.

Q. What is your investment outlook for the months ahead?

A. Looking ahead, we remain cautiously optimistic, however 1999 should be a wonderful year for the American economy and American investors in general. While there are undoubtedly going to be problems around the world, some new and some recycled (Japan, Brazil, Clinton), overall, we expect the stock market to move upward.

It is true that valuations are high on a historical basis. However, high valua-tions are warranted because of the extremely low levels of both inflation and fixed-income yields. Moreover, while corporate profits growths will be subdued this year, growth in America's more dynamic sectors, such as technology, should be spectacular.

As always, we will continue to seek out and invest in companies that we feel will grow their earnings rapidly and consistently.

                             [GRAPH APPEARS HERE]

          Date     Alger Equity Growth       S&P 500
          ----     -------------------       -------
        10/31/94         $10,000             $10,000
        12/31/94         $ 9,580              $9,794
        12/31/95         $14,245             $13,461
        12/31/96         $16,122             $16,544
        12/31/97         $20,254             $22,055
        12/31/98         $29,931             $28,345

 Average Annual Return

                     Equity Growth                   Lipper Variable Growth
                        Series        S&P 500/25/       Fund Average/10/

           1 year        47.8%           28.7%               24.7%
          3 years        28.1            28.3                23.9
  Since Inception        30.1            28.4                 n/a

                                           X   Fund Facts

                                           Goal: Long-term capital
                                           appreciation.

                                           Start date: October 31, 1994

                                           Size: $411 million as of December
                                           31, 1998

                                           Manager: David D. Alger has
                                           managed the Alger Equity Growth
                                           Series since its inception in
                                           1994. Mr. Alger is President and
                                           Chief Financial Officer of Fred
                                           Alger Management, Inc., and has
                                           been portfolio manager of The
                                           Alger Growth Portfolio since 1986,
                                           The Alger American Fund Growth
                                           Portfolio since 1989 and the Alger
                                           Retirement Fund since 1993.



Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Alger Equity Growth Series)

Investments as of December 31, 1998

Common Stocks--87.1% of Total Net Assets


 Shares                                                               Value (a)
         Airlines--1.0%
  76,000 US Airways Group, Inc.(c)................................   $ 3,952,000
                                                                     -----------
         Banks--6.4%
  50,200 Bank of New York.........................................     2,020,550
  99,000 BankAmerica Corp. .......................................     5,952,375
 204,000 Citigroup, Inc. .........................................    10,098,000
  24,624 Firstar Corp. ...........................................     2,296,188
  69,900 First Union Corp. .......................................     4,250,794
  26,200 State Street Corp. ......................................     1,822,538
                                                                     -----------
                                                                      26,440,445
                                                                     -----------
         Casinos & Resorts--1.2%
 100,000 Carnival Corp. ..........................................     4,800,000
                                                                     -----------
         Communications--1.2%
 209,000 L. M. Ericsson Telecommunications Co. ...................     5,002,937
                                                                     -----------
         Communications Equipment--1.4%
  61,375 Cisco Systems, Inc.(c)...................................     5,696,367
                                                                     -----------
         Communications Services--1.6%
  97,800 Ascend Communications, Inc.(c)...........................     6,430,350
                                                                     -----------
         Computer Related & Business Equipment--10.4%
  66,100 America Online(c)........................................    10,576,000
  97,200 Compaq Computer Corp. ...................................     4,076,325
 116,600 Dell Computer Corp.(c)...................................     8,533,662
  89,000 EMC Corp. ...............................................     7,565,000
  64,300 International Business Machines..........................    11,879,425
                                                                     -----------
                                                                      42,630,412
                                                                     -----------
         Computer Software--3.8%
  55,200 Compuware Corp. .........................................     4,312,500
  82,300 Microsoft Corp. .........................................    11,413,981
                                                                     -----------
                                                                      15,726,481
                                                                     -----------
         Consumer Products--4.7%
  45,500 Corning, Inc. ...........................................     2,047,500
  52,600 McKesson Corp. ..........................................     4,158,687
 175,040 Tyco International, Ltd. ................................    13,204,580
                                                                     -----------
                                                                      19,410,767
                                                                     -----------
         Financial Services--5.9%
 122,600 Federal Home Loan Mortgage Corp. ........................     7,900,037
 208,800 Household International..................................     8,273,700
 115,000 Morgan Stanley Dean Witter...............................     8,165,000
                                                                     -----------
                                                                      24,338,737
                                                                     -----------

 Shares                                                              Value (a)
         Health Care--5.2%
  86,550 Cardinal Health.........................................   $  6,566,981
  25,000 Elan plc (ADR)..........................................      1,739,063
  70,900 IMS Health, Inc. .......................................      5,348,519
 104,800 Medtronic, Inc. ........................................      7,781,400
                                                                    ------------
                                                                      21,435,963
                                                                    ------------
         Insurance--2.3%
  78,000 American International Group............................      7,536,750
  24,000 SunAmerica, Inc. .......................................      1,947,000
                                                                    ------------
                                                                       9,483,750
                                                                    ------------
         Miscellaneous--5.2%
  25,600 Biogen, Inc. ...........................................      2,124,800
  58,900 Costco Companies, Inc. .................................      4,251,844
  94,700 Intel Corp. ............................................     11,227,869
  44,900 Texas Instruments, Inc. ................................      3,841,756
                                                                    ------------
                                                                      21,446,269
                                                                    ------------
         Pharmaceuticals--12.6%
  29,200 Bristol-Myers Squibb Co. ...............................      3,907,325
  78,200 Eli Lilly & Co. ........................................      6,950,025
  62,400 Merck & Co., Inc. ......................................      9,215,700
  90,000 Pfizer, Inc. ...........................................     11,289,375
  95,800 Schering-Plough.........................................      5,292,950
  78,300 Smithkline Beecham......................................      5,441,850
 126,800 Warner-Lambert Co. .....................................      9,533,775
                                                                    ------------
                                                                      51,631,000
                                                                    ------------
         Pollution Control--3.1%
 277,000 Waste Management, Inc. .................................     12,915,125
                                                                    ------------
         Railroad--1.6%
 136,000 Kansas City Southern Industries.........................      6,689,500
                                                                    ------------
         Retail--14.1%
 104,300 CVS Corp. ..............................................      5,736,500
  33,100 Fred Meyer, Inc. .......................................      1,994,275
 215,200 Home Depot, Inc. .......................................     13,167,550
 148,700 Kroger Co. .............................................      8,996,350
  52,800 Office Depot, Inc. .....................................      1,950,300
 134,400 Safeway, Inc.(c)........................................      8,190,000
 146,500 Staples, Inc.(c)........................................      6,400,219
 137,300 Wal-Mart Stores, Inc. ..................................     11,181,369
                                                                    ------------
                                                                      57,616,563
                                                                    ------------
         Telecom Networks--5.4%
 139,800 Comcast Corp. ..........................................      8,204,512
  29,900 Cox Communications, Inc. ...............................      2,066,838
 164,100 MCI Worldcom, Inc. .....................................     11,774,175
                                                                    ------------
                                                                      22,045,525
                                                                    ------------
         Total Common Stocks
          (Identified Cost $250,423,254).........................    357,692,191
                                                                    ------------

                See accompanying notes to financial statements.

New England Zenith Fund
(Alger Equity Growth Series)

Investments as of December 31, 1998

Short-Term Investments--11.7%

                See accompanying notes to financial statements.

    Face
   Amount                                                            Value (a)
 $4,000,000 Bayerische Hypotheken,
             5.800%, 1/05/1999...................................   $  3,997,422
  3,000,000 Deutsche Bank Financial, Inc.,
             6.220%, 1/05/1999...................................      2,997,927
  4,000,000 Eagle Funding Capital Corp.,
             5.700%, 1/19/1999...................................      3,988,600
  4,000,000 Ford Motors Credit Co.,
             5.690%, 1/08/1999...................................      3,995,574
  4,000,000 Halifax Building Society,
             5.700%, 1/06/1999...................................      3,996,833
  4,000,000 Hertz Corp.,
             5.690%, 1/05/1999...................................      3,997,471
  4,000,000 Montauk Funding Corp.,
             5.700%, 1/06/1999...................................      3,996,833
  3,000,000 National Australia Funding Corp.,
             6.220%, 1/05/1999...................................      2,997,927
  4,000,000 New Jersey National Gas Co.,
             5.670%, 1/05/1999...................................      3,997,480
  3,000,000 Paribas Financial, Inc.,
             5.950%, 1/05/1999...................................      2,998,017
  2,271,465 State Street Global Advisors, Money Market Fund......      2,271,465
  4,500,000 Twin Towers, Inc.,
             4.950%, 1/13/1999...................................      4,492,575
  4,500,000 W. W. Grainger, Inc.,
             5.000%, 1/07/1999...................................      4,496,250
                                                                    ------------
            Total Short-Term Investments
             (Identified Cost $48,224,374).......................     48,224,374
                                                                    ------------
            Total Investments--98.8%
             (Identified cost $298,647,628)(b)...................    405,916,565
            Other assets less liabilities........................      4,809,064
                                                                    ------------
            Total Net Assets--100%...............................   $410,725,629
                                                                    ============
(a) See Note 1A of the Notes to Financial Statements.
(b) Federal Tax Information:
  At December 31, 1998 the net unrealized appreciation on investments based on cost of $302,732,069 for federal income tax purposes was as follows:


 Aggregate
  gross
  unrealized
  appreciation
  for all
  investments
  in which
  there is an
  excess of
  value over
  tax cost..... $105,195,045
 Aggregate
  gross
  unrealized
  depreciation
  for all
  investments
  in which
  there is an
  excess of
  tax cost
  over value...   (2,010,549)
 Net
  unrealized
  appreciation. $103,184,496

(c) Non-income producing security.

  ADR/GDR--An American Depositary Receipt (ADR) or Global Depositary Receipt
        (GDR) is a certificate issued by a custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States or Canada.

New England Zenith Fund
(Alger Equity Growth Series)

Statement of Assets & Liabilities
December 31, 1998


Assets
 Investments at value..................................             $405,916,565
 Cash..................................................                   12,419
 Receivable for:
 Fund shares sold......................................                1,557,616
 Securities sold.......................................               12,402,201
 Dividends and interest................................                   97,785
 Foreign taxes.........................................                    1,708
 Unamortized organization expense......................                    1,666
                                                                    ------------
                                                                     419,989,960
Liabilities
 Payable for:
 Securities purchased..................................  $8,586,451
 Fund shares redeemed..................................     388,865
 Accrued expenses:
 Management fees.......................................     240,181
 Deferred trustees' fees...............................       7,461
 Other expenses........................................      41,373
                                                         ----------
                                                                       9,264,331
                                                                    ------------
                                                                    $410,725,629
                                                                    ============
Net Assets
 Net Assets consist of:
 Capital paid in.......................................             $279,437,135
 Undistributed net investment income...................                      607
 Accumulated net realized gains (losses)...............               24,018,950
 Unrealized appreciation (depreciation) on investments.              107,268,937
                                                                    ------------
Net Assets.............................................             $410,725,629
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($410,725,629 divided by 16,353,873 shares of
 beneficial interest)..................................             $      25.11
                                                                    ============
Identified cost of investments.........................             $298,647,628
                                                                    ============

Statement of Operations
Year Ended December 31, 1998

Investment Income
 Dividends.........................................             $  1,628,943(a)
 Interest..........................................                1,267,940
                                                                ------------
                                                                   2,896,883
Expenses
 Management fees...................................  $2,115,106
 Trustees' fees and expenses.......................      20,679
 Custodian.........................................      76,817
 Audit and tax services............................      17,618
 Legal.............................................      27,662
 Printing..........................................      74,486
 Insurance.........................................       7,657
 Amortization of organization
  expenses.........................................       2,011
 Miscellaneous.....................................       7,486
                                                     ----------
 Total expenses....................................                2,349,522
                                                                ------------
Net investment income..............................                  547,361
Realized and Unrealized Gain (Loss) on Investments
 Realized gain (loss) on:
 Investments--net..................................               37,574,347
 Unrealized appreciation
  (depreciation) on:
 Investments--net..................................               78,578,213
                                                                ------------
Net gain (loss) on investment
 transactions......................................              116,152,560
                                                                ------------
Net Increase (Decrease) in Net Assets from
 Operations........................................             $116,699,921
                                                                ============

(a)Net of foreign taxes of: $4,692

                See accompanying notes to financial statements.

New England Zenith Fund
(Alger Equity Growth Series)

Statement of Changes in Net Assets


                                                      Year Ended    Year Ended
                                                     December 31,  December 31,
                                                         1997          1998
                                                     ------------  ------------
From Operations
 Net investment income.............................  $    214,111  $    547,361
 Net realized gain (loss) on investments ..........    19,818,623    37,574,347
 Unrealized appreciation (depreciation) on
  investments......................................    14,830,675    78,578,213
                                                     ------------  ------------
 Increase (decrease) in net assets from operations.    34,863,409   116,699,921
                                                     ------------  ------------
From Distributions to Shareholders
 Net investment income.............................      (155,793)     (608,527)
 Net realized gain on investments..................   (19,679,801)  (13,814,120)
                                                     ------------  ------------
                                                      (19,835,594)  (14,422,647)
                                                     ------------  ------------
From Capital Shares Transactions
 Proceeds from sale of shares......................    86,896,157   151,770,313
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........       155,793       608,527
 Distributions from net realized gain..............    19,679,801    13,814,120
                                                     ------------  ------------
                                                      106,731,751   166,192,960
 Cost of shares redeemed...........................   (36,896,638)  (63,063,040)
                                                     ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................    69,835,113   103,129,920
                                                     ------------  ------------
 Total increase (decrease) in net assets...........    84,862,928   205,407,194
Net Assets
 Beginning of the year.............................   120,455,507   205,318,435
                                                     ------------  ------------
 End of the year...................................  $205,318,435  $410,725,629
                                                     ============  ============
Undistributed Net Investment Income
 Beginning of the year.............................  $      2,272  $          0
                                                     ============  ============
 End of the year...................................  $          0  $        607
                                                     ============  ============
Number of Shares of the Fund:
 Issued from the sale of shares....................     4,818,140     7,106,627
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........         9,023        24,816
 Distributions from net realized gain..............     1,146,276       551,319
                                                     ------------  ------------
                                                        5,973,439     7,682,762
 Redeemed..........................................    (2,053,180)   (2,982,315)
                                                     ------------  ------------
 Net change........................................     3,920,259     4,700,447
                                                     ============  ============

Financial Highlights

                          October 31, 1994(a)
                                through        Year      Year      Year      Year
                             December 31,      Ended    Ended     Ended     Ended
                                 1994          1995      1996      1997      1998
                          ------------------- -------  --------  --------  --------
Net Asset Value,
 Beginning of Year......        $10.00        $  9.56  $  13.80  $  15.58  $  17.62
                                ------        -------  --------  --------  --------
Income From Investment
 Operations
 Net Investment Income..          0.02           0.01      0.04      0.02      0.04
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         (0.44)          4.65      1.78      3.92      8.37
                                ------        -------  --------  --------  --------
 Total From Investment
  Operations............         (0.42)          4.66      1.82      3.94      8.41
                                ------        -------  --------  --------  --------
Less Distributions
 Distributions From Net
  Investment Income.....         (0.02)         (0.01)    (0.04)    (0.02)    (0.04)
 Distributions From Net
  Realized Capital
  Gains.................          0.00          (0.41)     0.00     (1.88)    (0.88)
                                ------        -------  --------  --------  --------
 Total Distributions....         (0.02)         (0.42)    (0.04)    (1.90)    (0.92)
                                ------        -------  --------  --------  --------
Net Asset Value, End of
 Year...................        $ 9.56        $ 13.80  $  15.58  $  17.62  $  25.11
                                ======        =======  ========  ========  ========
Total Return (%)........          (4.2)(b)       48.8      13.2      25.6      47.8
Ratio of Operating
 Expenses to Average Net
 Assets (%).............          0.85 (c)       0.85      0.90      0.87      0.83
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          1.07 (c)       0.14      0.24      0.12      0.19
Portfolio Turnover Rate
 (%)....................            32 (c)        107        78       137       119
Net Assets, End of Year
 (000)..................        $1,917        $46,386  $120,456  $205,318  $410,726
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............          2.74 (c)       2.45      0.90        --        --

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

Capital Growth Series
Portfolio Manager: G. Kenneth Heebner Capital Growth Management Limited Partnership

[Photo of G. Kenneth Heebner appears here]

Q. How did Capital Growth Series perform during 1998?

A. It performed very well. For the 12 months ending December 31, 1998, the Se-ries posted a total return of 34.1% (based on net asset value)--performance well above that of the Lipper Variable Products Growth Fund Average/10/ return of 24.7%. The Series also outperformed the S&P 500/25/ return of 28.7%.

Q. What was the investment environment like in 1998?

A. I would describe it as excellent. The U.S. economy was strong, inflation was low, and interest rates declined. Having said that, during the year in-vestors periodically became concerned that problems in foreign economies would start to hurt growth in the United States. These problems included Russia's devaluation of its currency and default on its debt, the ongoing decline of Asian economies, Japan's lack of aggressiveness in attempting to overcome problems in their economy, and worries that Brazil would devalue its currency. The U.S. economy continued to grow in spite of these obstacles.

In my judgment, investors overreacted to these overseas concerns. In fact, I would argue that these problems were beneficial for the U.S. stock market be-cause they created deflationary influences worldwide that, in turn, helped re-duce domestic inflationary pressures. Global turmoil created an incentive later in the year for the Federal Reserve Board to reduce short-term interest rates three times, which helped the U.S. stock market.

Q. Did this backdrop lead you to alter your investment strategy?

A. Not at all. I kept the fund fully invested and did not alter the structure of the portfolio, feeling that the issues overseas would not affect our economy. I continued to look for stocks selling at reasonable valuations that would deliver earnings growth in excess of market expectations.

Q. Where did you find these opportunities?

A. The groups of companies that were important to the Fund over the course of the year were banks, technology, insurance and pharmaceuticals. I felt that certain companies in these groups were undervalued relative to their growth prospects. For example, in the bank group I invested in Chase Manhattan, a company with superior management that gained market share in important global businesses and earned returns that were strong enough to spur the company to commence a share repurchase program. Technology proved to be one of the fast-est growing segments of the economy. Insurance companies such as American Gen-eral and AIG were undervalued relative to their growth rates. And pharmaceuti-cal companies were strong due to new product introductions.

Shareholders should know that I did not focus on these groups because I was attracted to sector-specific trends. Rather, these groups were well repre-sented in the Fund because they, more than others, tended to include individ-ual stocks that I picked because they offered attractive prospects.

Q. Which stocks helped performance, and which ones did not?

A. On the positive side, Nokia enjoyed significant success in its cellular telephone and infrastructure business, which was driven by the superior fea-tures offered by its equipment. It gained market share in a rapidly growing market. Warner Lambert posted strong returns based on the success of its new anti-cholesterol drug, which garnered about a 35% share of that market and Dell Computer, the leading personal computer company in 1998, enjoyed signifi-cant market share gains in a strong industry. Philip Morris benefited from a positive shift in investor sentiment, as the threat of Congressional legisla-tion faded and a settlement with several states' attorneys general was achieved. IBM was a strong performer as investors came to appreciate the company's balance-sheet restructuring and share-repurchase programs, and as its underlying businesses began to grow, particularly mainframe computers and computer outsourcing.

On the negative side, Mattel posted disappointing earnings because Toys R US, a major customer, reduced inventories. Kmart also proved to be disappointing because the company's management, contrary to expectations, was unable to show as much improvement as had been hoped in a difficult environment for discount retailers.

Q. What is your outlook for 1999?

A. I expect moderate economic growth and low inflation to continue in the United States, an environment that should be favorable for stocks. I think that continued weakness in Japan and Latin America will continue to provide an incentive for the Federal Reserve Board to maintain low interest rates. As far as the Series is concerned, I will continue to focus on well established com-panies selling at reasonable prices whose future earnings I expect will favor-ably impress investors.

                             [GRAPH APPEARS HERE]

   A $10,000 Investment Compared to the S&P 500 Index over the past 10 years

         Date        Zenith Capital Growth        S&P 500
         ----        ---------------------        -------
        12/31/88           $10,000                $10,000
        12/31/89           $13,076                $13,159
        12/31/90           $12,619                $12,749
        12/31/91           $19,434                $16,617
        12/31/92           $18,258                $17,881
        12/31/93           $20,993                $19,675
        12/31/94           $19,508                $19,942
        12/31/95           $26,927                $27,409
        12/31/96           $32,602                $33,686
        12/31/97           $40,256                $44,909
        12/31/98           $53,980                $57,717

 Average Annual Total Return

                     Capital Growth                   Lipper Variable Growth
                        Series        S&P 500/25/       Fund Average/10/

           1 year        34.1%           28.7%               24.7%
          3 years        26.1            28.3                23.9
          5 years        20.8            24.1                20.4
         10 years        18.4            19.2                19.9
  Since Inception        23.9            17.6                 n/a

                                           X    Fund Facts

                                           Goal: Long-term growth of capital.

                                           Start date: August 26, 1983

                                           Size: $1.9 billion as of December
                                           31, 1998

                                           Manager: G. Kenneth Heebner has
                                           managed the Capital Growth Series
                                           since its inception in 1983. He
                                           has also been portfolio manager of
                                           New England Growth Fund since
                                           1976; CGM Capital Development Fund
                                           since 1976; CGM Mutual Fund since
                                           1981; CGM Realty Fund since May
                                           1994; CGM Fixed Income Fund since
                                           June 1993; CGM Focus Fund since
                                           September 1997.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Capital Growth Series)

Investments as of December 31, 1998

Common Stocks--99.9% of Total Net Assets


  Shares                                                             Value (a)
           Automotive & Related--5.2%
 6,350,000 Volkswagen AG (ADR)...................................   $ 99,218,750
                                                                    ------------

           Banks--Money Center--6.4%
 1,795,000 Chase Manhattan Corp. ................................    122,172,188
                                                                    ------------

           Banks--Regional--17.6%
 2,590,000 Bank of New York......................................    104,247,500
 1,440,000 BankAmerica Corp. ....................................     86,580,000
   410,000 First Union Corp. ....................................     24,933,125
 1,239,000 Firstar Corp. ........................................    115,536,750
                                                                    ------------
                                                                     331,297,375
                                                                    ------------

           Beverage & Tobacco--11.6%
 1,482,000 Anheuser Busch Companies, Inc. .......................     97,256,250
 2,310,000 Philip Morris Companies, Inc. ........................    123,585,000
                                                                    ------------
                                                                     220,841,250
                                                                    ------------

           Computer Software & Services--1.8%
   525,000 Computer Sciences Corp.(c)............................     33,829,687
                                                                    ------------

           Electronic Components--23.9%
   863,000 Intel Corp. ..........................................    102,319,438
 1,850,000 Micron Technology, Inc.(c)............................     93,540,625
 1,345,000 Nokia Corp. (ADR).....................................    161,988,437
 1,100,000 Texas Instruments, Inc. ..............................     94,118,750
                                                                    ------------
                                                                     451,967,250
                                                                    ------------


           Freight Transportation--4.5%
 2,541,000 Burlington Northern Santa Fe..........................     85,758,750
                                                                    ------------

           Insurance--13.2%
 1,170,000 American General Corp. ...............................     91,260,000
   855,912 American International Group, Inc. ...................     82,702,497
   480,000 Jefferson Pilot Corp. ................................     36,000,000
   700,000 Unum Corp. ...........................................     40,862,500
                                                                    ------------
                                                                     250,824,997
                                                                    ------------


  Shares                                Value (a)
           Microcomputers--2.9%
   645,000 Sun Microsystems,
            Inc.(c)................   $   55,228,125
                                      --------------

           Office Equipment and
            Supplies--5.8%
   596,000 International Business
            Machines...............      110,111,000
                                      --------------

           Retail--7.0%
 1,625,000 Wal-Mart Stores, Inc. ..      132,335,938
                                      --------------
           Total Common Stock
            (Identified Cost
           $1,451,954,624).........    1,893,585,310
                                      --------------

Short-Term Investment--0.2%

    Face
   Amount
 $4,695,000 American Express, 4.850%, 1/4/99..................        4,695,000
                                                                 --------------
            Total Short-Term Investment
             (Identified Cost $4,695,000).....................        4,695,000
                                                                 --------------
            Total Investments--100.1%
             (Identified Cost
             $1,456,649,624)(b)...............................    1,898,280,310
            Other assets less liabilities.....................       (2,531,838)
                                                                 --------------
            Total Net Assets--100%............................   $1,895,748,472
                                                                 ==============

(a) See Note 1A of Notes to Financial Statements.
(b) Federal Tax Information:
  At December 31, 1998 the net unrealized appreciation on investments based on cost of $1,459,950,808 for federal income tax purposes was as follows:

 Aggregate
  gross
  unrealized
  appreciation
  for all
  investments
  in which
  there is an
  excess of
  value over
  tax cost..... $438,915,663
 Aggregate
  gross
  unrealized
  depreciation
  for all
  investments
  in which
  there is an
  excess of
  tax cost
  over value...     (586,161)
                ------------
 Net
  unrealized
  appreciation. $438,329,502
                ============

(c) Non-income producing security.

  ADR/GDR--An American Depositary Receipt (ADR) or Global Depositary Receipt
        (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

New England Zenith Fund
(Capital Growth Series)

Statement of Assets & Liabilities
December 31, 1998


Assets
 Investments at value..............................              $1,898,280,310
 Cash..............................................                       1,819
 Receivable for:
 Fund shares sold..................................                     910,805
 Securities sold...................................                   7,386,480
 Dividends and interest............................                   1,856,253
 Foreign taxes.....................................                   1,854,870
 Due from Investment Adviser.......................                      84,549
                                                                 --------------
                                                                  1,910,375,086
Liabilities
 Payable for:
 Securities purchased..............................  $12,099,789
 Fund shares redeemed..............................    1,374,730
 Accrued expenses:
 Management fees...................................      956,913
 Deferred trustees' fees...........................       91,606
 Other expenses....................................      103,576
                                                     -----------
                                                                     14,626,614
                                                                 --------------
                                                                 $1,895,748,472
                                                                 ==============
Net Assets
 Net Assets consist of:
 Capital paid in...................................              $1,454,914,023
 Undistributed net investment income...............                       3,878
 Accumulated net realized gains (losses)...........                    (800,115)
 Unrealized appreciation (depreciation) on
  investments......................................                 441,630,686
                                                                 --------------
Net Assets.........................................              $1,895,748,472
                                                                 ==============
Computation of offering price:
Net asset value and redemption price per share
 ($1,895,748,472 divided by 4,050,492 shares of
 beneficial interest)..............................              $       468.03
                                                                 ==============
Identified cost of investments.....................              $1,456,649,624
                                                                 ==============

Statement of Operations
Year Ended December 31, 1998

Investment Income
 Dividends........................................              $ 30,013,003(a)
 Interest.........................................                   408,483
                                                                ------------
  ................................................                30,421,486
Expenses
 Management fees..................................  $10,272,927
 Trustees' fees and expenses......................       96,906
 Custodian........................................      202,944
 Audit and tax services...........................       14,957
 Legal............................................      141,919
 Printing.........................................      173,061
 Insurance........................................       46,484
 Miscellaneous....................................        8,122
                                                    -----------
 Total expenses...................................                10,957,320
                                                                ------------
Net investment income.............................                19,464,166
Realized and Unrealized Gain (Loss) on Investments
 Realized gain (loss) on:
 Investments--net.................................               169,787,977
 Unrealized appreciation
  (depreciation) on:
 Investments--net.................................               294,106,307
                                                                ------------
Net gain (loss) on investment transactions........               463,894,284
                                                                ------------
Net Increase (Decrease) in net Assets From
 Operations.......................................              $483,358,450
                                                                ============

(a)Net of foreign taxes of: $1,464,140.

                See accompanying notes to financial statements.

New England Zenith Fund
(Capital Growth Series)

Statement of Changes in Net Assets


                                                   Year Ended      Year Ended
                                                  December 31,    December 31,
                                                      1997            1998
                                                 --------------  --------------
From Operations
 Net investment income.........................  $    6,977,596  $   19,464,166
 Net realized gain (loss) on investments.......     362,271,018     169,787,977
 Unrealized appreciation (depreciation) on in-
  vestments....................................    (100,549,025)    294,106,307
                                                 --------------  --------------
 Increase (decrease) in net assets from opera-
  tions........................................     268,699,589     483,358,450
                                                 --------------  --------------
From Distributions to Shareholders
 Net investment income.........................      (6,943,584)    (19,530,694)
 Net realized gain on investments..............    (339,035,607)   (224,364,814)
 In excess of net realized gain on investments.               0        (800,115)
                                                 --------------  --------------
                                                   (345,979,191)   (244,695,623)
                                                 --------------  --------------
From Capital Shares Transactions
 Proceeds from sale of shares..................     281,227,370     326,247,422
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income......       6,943,584      19,530,694
 Distributions from net realized gain..........     339,035,607     225,164,929
                                                 --------------  --------------
                                                    627,206,561     570,943,045
 Cost of shares redeemed.......................    (266,868,046)   (339,576,488)
                                                 --------------  --------------
 Increase (decrease) in net assets derived from
  capital share transactions...................     360,338,515     231,366,557
                                                 --------------  --------------
 Total increase (decrease) in net assets.......     283,058,913     470,029,384
Net Assets
 Beginning of the year.........................   1,142,660,175   1,425,719,088
                                                 --------------  --------------
 End of the year...............................  $1,425,719,088  $1,895,748,472
                                                 ==============  ==============
Undistributed Net Investment Income
 Beginning of the year.........................  $       36,394  $       70,406
                                                 ==============  ==============
 End of the year...............................  $       70,406  $        3,878
                                                 ==============  ==============
Number of Shares of the Fund:
 Issued from the sale of shares................         569,332         711,259
 Issued in connection with the reinvestment of:
 Distributions from net investment income......          17,731          41,316
 Distributions from net realized gain..........         845,144         471,438
                                                 --------------  --------------
                                                      1,432,207       1,224,013
 Redeemed......................................        (539,860)       (741,374)
                                                 --------------  --------------
 Net change....................................         892,347         482,639
                                                 ==============  ==============

Financial Highlights

                                      Year Ended December 31,
                         ------------------------------------------------------
                           1994      1995       1996        1997        1998
                         --------  --------  ----------  ----------  ----------
Net Asset Value, Begin-
 ning of Year........... $ 351.63  $ 312.30  $   374.62  $   427.08  $   399.60
                         --------  --------  ----------  ----------  ----------
Income From Investment
 Operations
 Net Investment Income..     5.28      3.47        3.08        2.52        5.29
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........   (30.54)   114.91       74.80       95.67      130.40
                         --------  --------  ----------  ----------  ----------
 Total From Investment
  Operations............   (25.26)   118.38       77.88       98.19      135.69
                         --------  --------  ----------  ----------  ----------
Less Distributions
 Distributions From Net
  Investment Income.....    (5.15)    (3.48)      (3.08)      (2.52)      (5.31)
 Distributions From Net
  Realized Capital
  Gains.................    (8.92)   (52.58)     (22.34)    (123.15)     (61.73)
 Distribution in excess
  of Net Realized Capi-
  tal Gain..............    (0.00)    (0.00)      (0.00)      (0.00)      (0.22)
                         --------  --------  ----------  ----------  ----------
 Total Distributions....   (14.07)   (56.06)     (25.42)    (125.67)     (67.26)
                         --------  --------  ----------  ----------  ----------
Net Asset Value, End of
 Year................... $ 312.30  $ 374.62  $   427.08  $   399.60  $   468.03
                         ========  ========  ==========  ==========  ==========
Total Return (%)........     (7.1)     38.0        21.1        23.5        34.1
Ratio of Operating Ex-
 penses to Average Net
 Assets (%).............     0.67      0.71        0.69        0.67        0.66
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     1.61      0.92        0.79        0.52        1.18
Portfolio Turnover Rate
 (%)....................      140       242         207         214         204
Net Assets, End of Year
 (000).................. $667,127  $921,444  $1,142,660  $1,425,719  $1,895,748

                See accompanying notes to financial statements.

Goldman Sachs Midcap Value Series
Portfolio Manager: Paul D. Farrell; Eileen A. Aptman; Matthew B. McLennon & Karma Wilson
Goldman Sachs Asset Management

Q. How did the Series perform over the year?

A. Goldman Sachs Asset Management ("GSAM") became the subadviser to the Goldman Sachs Midcap Value Series (the "Series"), formerly the Loomis Sayles Avanti Growth Series, on May 1, 1998. For the twelve months ended December 31, 1998, the Series had a return of (5.5)% (based on net asset value), compared to the Lipper Variable Products Midcap Fund Average/14/ which returned 18.3%. The Se-ries also lagged the Russell Midcap Index/22/ ("Russell Midcap") which returned 10.1% over the same period.

Q. How did you manage the Series during the year and what factors affected performance?

A. Since assuming management responsibilities for the portfolio on May 1, 1998, GSAM has employed an investment strategy that considers three investment themes: value, momentum and low risk. Our discipline suffered in 1998's market environment, as stocks of companies in lower capitalization ranges were severely harmed by investor concerns surrounding global liquidity and market volatility. Despite a rebound in the fourth quarter of 18.5%, for the year ended 1998, the Russell Midcap Index significantly underperformed the S&P 500 Index/25/ ("S&P 500") return of 28.7%.

In addition to a preference for large-cap stocks capitalization bias, investors appeared to prefer growth versus value investing. The Russell Midcap Growth In-dex year end return of 17.9% significantly outpaced the Russell Midcap Value Index, which appreciated only 5.1% for the same period. On a more positive note, this environment has created an attractive valuation opportunity. Over the last two decades, mid-cap stocks have sold at close to a 3% premium to stocks of larger companies. Based on 1998 earnings, the Russell Midcap Index now sells at over a 20% price to earnings discount to the S&P 500 Index. The Russell Midcap Index is at its most attractive valuation in over 20 years, and our portfolio is priced at an even greater discount.

Currently, the average stock in the Series is valued at only 12.5 times 1999 estimated earnings, and 1.7 times book value. The Russell Midcap Index is val-ued at 18.4 times estimated 1999 earnings and 2.9 times book value, and the S&P 500 Index at 24.8 times estimated 1999 earnings and 4.9 times book value. We believe that the Series has the potential to overcome the near-term uncertainty that has discounted the portfolio and achieve valuation restoration as the long-term earnings and cash flow potential of our holdings are realized.

Pharmaceutical stocks held by the Series underperformed the market during the latter part of the reporting period as there was a rotation out of this sector and into technology. However, pharmaceuticals have exhibited strong performance for the one-year period and we have confidence in their long-term profitability due to several factors: 1) we believe the aging of the "baby boom" generation will continue to increase investment opportunities in the pharmaceutical busi-nesses; 2) more healthcare providers are emphasizing "preventive care," driving up demand for pharmaceutical products; 3) FDA approval time has been substan-tially shortened (cut in half); and 4) the industry also benefits from strong unit growth, stable pricing, and expanding margins, resulting in an increase in earnings and free cash flow.

On the individual stock level, several of our technology holdings have added to the Series' recent returns. Avnet Inc. and Vishay Intertechnology benefited from restored investor confidence for semiconductor-related business and appre-ciated 64% and 21%, respectively.

Q. What is your current outlook for the months ahead?

A. GSAM is optimistic about the long-term value offered by mid-cap companies, particularly those comprising the Series. The asset class reached a significant discount during the past year relative to issuers with larger capitalizations. We believe the discounted valuations will attract capital and drive returns to more traditional levels, with mid-cap stocks trading at a premium to stocks of larger companies. In all environments, we perform rigorous, first-hand research into mid-cap stocks which trade at a discount to the market and their peers due to obscurity or uncertainty. We aim to exploit market anomalies by investigat-ing what is undiscovered or misunderstood by the marketplace. The recovery ex-perienced in the fourth quarter affirms our conviction that our value-based ap-proach should deliver strong results to the long-term investor.

     A $10,000 investment compared to the S&P 500 and Russell Midcap Index
                          Since the Series' inception

                             [GRAPH APPEARS HERE]

             Date     Mid-Cap Value series      S&P 500      Russell Midcap
             ----     --------------------      -------      --------------
Inception   4/30/93         $10,000             $10,000          $10,000
           12/31/93         $11,474             $10,819          $10,859
           12/31/94         $11,443             $10,966          $10,628
           12/31/95         $14,916             $15,072          $14,340
           12/31/96         $17,538             $18,524          $17,245
           12/31/97         $20,581             $24,695          $23,172
           12/31/98         $19,459             $31,738          $24,352

 Average Annual Total Return
                                                                 Lipper Variable
                                                                   Midcap Fund
                  Midcap Value  Russell Midcap/22/  S&P 500/25/    Average/14/

         1 year       (5.5)%           10.1%           28.7%           18.3%
        3 years        9.3             19.1            28.3            16.9
        5 years       11.1             17.3            24.1            14.5
Since Inception       12.5             17.4            22.6             n/a

                                                X    Fund Facts

                                                Goal: Long-term growth of
                                                capital.
                                                Start date: April 30, 1993
                                                Size: $113 million as of
                                                December 31, 1998
                                                Managers: Eileen A. Aptman,
                                                Paul D. Farrell, Matthew B.
                                                McLennan and Karma Wilson,
                                                all of whom are Vice
                                                Presidents of Goldman Sachs
                                                and have managed the Goldman
                                                Sachs Midcap Value Series
                                                since September 1998.

Performance numbers are net of all Series expenses but do not include any in-surance, sales or administrative charges of variable annuity or life insurance contracts, if these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Goldman Sachs Mid Cap Value Series)

Investments as of December 31, 1998

Common Stocks--87.5% of Net Assets



 Shares                                                              Value (a)

         Airfreight, Truck & Other--1.5%
  45,000 CNF Transportation......................................   $  1,690,312
                                                                    ------------
         Auto Suppliers--4.5%
  10,900 Federal Mogul Corp. ....................................        648,550
  28,700 Lear Seating Corp. .....................................      1,104,950
  48,800 Lucasvarity, plc (ADR)..................................      1,634,800
  26,500 Magna International Inc. ...............................      1,643,000
                                                                    ------------
                                                                       5,031,300
                                                                    ------------
         Banks--6.0%
 147,400 Pacific Century Finance Corp. ..........................      3,592,875
  68,800 Republic New York Corp. ................................      3,134,700
                                                                    ------------
                                                                       6,727,575
                                                                    ------------
         Biotechnology--2.0%
 124,500 Quest Diagnostics, Inc. (d).............................      2,217,656
                                                                    ------------
         Business Services--1.6%
  41,000 Dun & Bradstreet Corp. .................................      1,294,062
  38,500 Veritas DGS, Inc. ......................................        500,500
                                                                    ------------
                                                                       1,794,562
                                                                    ------------
         Commodity Chemicals--1.3%
  52,400 IMC Global, Inc.........................................      1,120,050
  12,000 Olin Corp...............................................        339,750
                                                                    ------------
                                                                       1,459,800
                                                                    ------------
         Electric Utilities--1.2%
  88,800 Northeast Utilities.....................................      1,420,800
                                                                    ------------
         Financial Services--4.5%
  42,600 Cit Group, Inc. ........................................      1,355,212
  24,600 Finova Group, Inc. .....................................      1,326,862
   1,564 Waddell & Reed Financial, Inc. CL A.....................         37,047
 103,734 Waddell & Reed Financial, Inc. CL B.....................      2,411,815
                                                                    ------------
                                                                       5,130,936
                                                                    ------------
         Forest Products--4.1%
 130,000 Georgia Pacific Timber Group............................      3,095,625
  25,400 Georgia-Pacific Corp. ..................................      1,487,487
                                                                    ------------
                                                                       4,583,112
                                                                    ------------
         Healthcare Management--4.9%
  41,000 Aetna, Inc. ............................................      3,223,625
  86,100 Tenet Healthcare Corp. .................................      2,260,125
                                                                    ------------
                                                                       5,483,750
                                                                    ------------

 Shares                                                              Value (a)

         Hotels--2.3%
  78,000 Hilton Hotels Corp. ....................................   $  1,491,750
  75,300 Mirage Resorts, Inc. ...................................      1,124,794
                                                                    ------------
                                                                       2,616,544
                                                                    ------------
         Insurance Brokers & Other Insurance--4.1%
  35,900 Loews Corp. ............................................      3,527,175
  16,400 Everest Reinsurance Holdings............................        638,575
  14,200 Torchmark, Inc. ........................................        501,437
                                                                    ------------
                                                                       4,667,187
                                                                    ------------
         Leisure--1.4%
  42,900 Hasbro, Inc.............................................      1,549,762
                                                                    ------------
         Life Insurance--0.6%
  13,800 Reliastar Financial Corp................................        636,525
                                                                    ------------
         Logistics/Rails--1.1%
  66,800 Canadian Pacific LTD. ..................................      1,260,850
                                                                    ------------
         Newspapers--2.3%
  53,500 Belo A.H. Corp..........................................      1,066,656
  43,500 New York Times Co.......................................      1,508,906
                                                                    ------------
                                                                       2,575,562
                                                                    ------------
         Oil & Gas--5.4%
  63,200 Baker Hughes, Inc. .....................................      1,117,850
  23,800 Elf Aquatine (ADR)......................................      1,347,675
  62,700 Occidental Petroleum Corp...............................      1,058,062
  54,100 Transocean Offshore, Inc................................      1,450,556
  12,500 USX Marathon Group......................................        376,562
  42,900 Weatherford, Inc........................................        831,187
                                                                    ------------
                                                                       6,181,892
                                                                    ------------
         Packaging--3.3%
  32,800 Crown Cork & Seal, Inc. ................................      1,010,650
  21,900 Sealed Air Corp. .......................................      1,118,269
 103,554 Smurfit Stone Container Corp. ..........................      1,637,448
                                                                    ------------
                                                                       3,766,367
                                                                    ------------
         Property & Casualty Insurance--3.6%
  69,400 CNA Financial Corp......................................      2,793,350
  22,600 Allmerica Financial Corp................................      1,307,975
                                                                    ------------
                                                                       4,101,325
                                                                    ------------
         Personal Computers &
          Peripherals--2.2%
 115,100 Quantum Corp. ..........................................      2,445,875
                                                                    ------------

                See accompanying notes to financial statements.

New England Zenith Fund
(Goldman Sachs Mid Cap Value Series)

Investments as of December 31, 1998

Common Stocks--(Continued)



 Shares                                                              Value (a)

         Pharmaceuticals--1.8%
 234,500 Perrigo Co..............................................   $  2,066,531
                                                                    ------------
         Restaurants--1.5.%
  33,100 Tricon Global Restaurants, Inc. ........................      1,659,137
                                                                    ------------
         Refining & Marketing--1.9%
  81,300 Tosco Corp..............................................      2,103,637
                                                                    ------------
         Retail--6.3%
 177,900 CMP Group, Inc. ........................................      3,357,862
  27,600 Federated Dept. Stores, Inc. ...........................      1,202,325
  30,500 Sears Roebuck & Co. ....................................      1,296,250
  80,100 Toys R US, Inc. ........................................      1,351,687
                                                                    ------------
                                                                       7,208,124
                                                                    ------------
         Semiconductors--5.1%
  53,700 Avnet, Inc. ............................................      3,248,850
 171,925 Vishay Intertechnology, Inc. ...........................      2,492,917
                                                                    ------------
                                                                       5,741,767
                                                                    ------------
         Steel--4.5%
 112,700 Ispat International NV..................................        873,425
 104,000 AK Steel Holding Corp...................................      2,444,000
  97,100 Ucar International, Inc.................................      1,729,594
                                                                    ------------
                                                                       5,047,019
                                                                    ------------
         Supermarkets--1.3%
 141,400 Fleming Companies, Inc. ................................      1,467,025
                                                                    ------------
         Textiles--0.8%
  66,300 Fruit of The Loom, Inc. CL A............................        915,769
                                                                    ------------
         Tires & Other Related--0.9%
  20,900 Goodyear Tire & Rubber Co. .............................      1,054,144
                                                                    ------------

   Shares                                                          Value (a)

             Tobacco--4.6%
      85,600 UST, Inc..........................................   $  2,985,300
      20,300 Philip Morris Companies, Inc......................      1,086,050
      38,200 RJR Nabisco Holdings Corp. .......................      1,134,062
                                                                  ------------
                                                                     5,205,412
                                                                  ------------
             Waste Management--0.9%
      36,900 Browning Ferris Industries, Inc...................      1,049,347
                                                                  ------------
             Total Common Stocks
              (Identified Cost $111,192,542)...................     98,859,604
                                                                  ------------

Short Term Investment--11.8%

 Face Amount

 $13,400,000 Goldman Sachs Joint Account Repo(c)...............     13,400,000
                                                                  ------------
             Total Short-Term Investments
              (Identified cost $13,400,000)....................     13,400,000
                                                                  ------------
             Total Investments 99.3%
              (Identified cost $124,592,542)(b)................    112,259,604
             Other assets less liabilities.....................        737,424
                                                                  ------------
             Total Net Assets--100%............................   $112,997,028
                                                                  ============

(a) See Note 1A of Notes to Financial Statements.
(b) Federal Tax Information:
  At December 31, 1998 the net unrealized depreciation on investments based on cost of $124,628,320 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost..........  $  4,738,838
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value..........   (17,107,554)
                                                                  ------------
   Net unrealized depreciation..................................  $(12,368,716)
                                                                  ============

(c) See Note 1E of Notes to Financial Statements.
(d) Non-income producing security.

  ADR/GDR--An American Depositary Receipt (ADR) or Global Depositary Receipt
        (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

New England Zenith Fund
(Goldman Sachs Midcap Value Series)

Statement of Assets & Liabilities         Statement of Operations
December 31, 1998                         Year Ended December 31, 1998



Assets
 Investments at value...................................           $112,259,604
 Cash...................................................                 68,022
 Receivable for:
 Fund shares sold.......................................                281,924
 Securities sold........................................              1,582,130
 Dividends and interest.................................                105,609
 Foreign taxes..........................................                  1,691
                                                                   ------------
                                                                    114,298,980
Liabilities
 Payable for:
 Securities purchased...................................  $889,864
 Fund shares redeemed...................................   273,023
 Withholding taxes......................................     1,749
 Accrued expenses:
 Management fees........................................   114,412
 Deferred trustees' fees................................     4,651
 Other expenses.........................................    18,253
                                                          --------
                                                                      1,301,952
                                                                   ------------
                                                                   $112,997,028
                                                                   ============
Net Assets
 Net Assets consist of:
 Capital paid in........................................           $125,509,565
 Overdistributed net investment income..................                   (992)
 Accumulated net realized gains (losses)................               (178,607)
 Unrealized appreciation (depreciation) on investments..            (12,332,938)
                                                                   ------------
Net Assets..............................................           $112,997,028
                                                                   ============
Computation of offering price:
Net asset value and redemption price per share
 ($112,997,028 divided by 919,816 shares of beneficial
 interest)..............................................           $     122.85
                                                                   ============
Identified cost of investments..........................           $124,592,542
                                                                   ============

Investment Income

 Dividends........................................                $ 1,408,456(a)
 Interest.........................................                    399,830
                                                                  -----------
                                                                    1,808,286
Expenses
 Management fees..................................  $    859,331
 Trustees' fees and expenses......................        12,496
 Custodian........................................        56,645
 Audit and tax services...........................        13,898
 Legal............................................        68,909
 Printing.........................................        45,021
 Insurance........................................         3,306
 Miscellaneous....................................         4,038
                                                    ------------
  Total expenses..................................     1,063,644
  Less expenses assumed by the investment adviser.       (28,403)   1,035,241
                                                    ------------  -----------
Net investment income.............................                    773,045
Realized and Unrealized Gain (Loss) on Investments
 and Futures Contracts
 Realized gain (loss) on:
 Investments--net.................................    24,143,616
 Futures contracts--net...........................      (137,933)
                                                    ------------
 Total realized gain (loss) on investments and
  futures contracts...............................    24,005,683
                                                    ------------
 Unrealized appreciation (depreciation) on:
 Investments--net.................................   (31,637,944)
                                                    ------------
Net gain (loss) on investment transactions........                 (7,632,261)
                                                                  -----------
Net Increase (Decrease) in Net Assets from
 Operations.......................................                $(6,859,216)
                                                                  ===========

(a)Net of foreign taxes of: $9,248

                See accompanying notes to financial statements.

New England Zenith Fund
(Goldman Sachs Midcap Value Series)

Statement of Changes in Net Assets



                                                      Year Ended    Year Ended
                                                     December 31,  December 31,
                                                         1997          1998
                                                     ------------  ------------
From Operations
 Net investment income (loss)......................  $   (164,084) $    773,045
 Net realized gain (loss) on investments and
  futures contracts................................     9,407,484    24,005,683
 Unrealized appreciation (depreciation) on
  investments......................................     6,733,998   (31,637,944)
                                                     ------------  ------------
 Increase (decrease) in net assets from operations.    15,977,398    (6,859,216)
                                                     ------------  ------------
From Distributions to Shareholders
 Net investment income.............................             0      (774,037)
 Net realized gain on investments..................    (8,951,638)  (25,623,971)
 In excess of net realized gain on investments.....             0      (178,608)
                                                     ------------  ------------
                                                       (8,951,638)  (26,576,616)
                                                     ------------  ------------
From Capital Shares Transactions
 Proceeds from sale of shares......................    43,452,563    39,367,155
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........             0       774,037
 Distributions from net realized gain..............     8,951,638    25,802,579
                                                     ------------  ------------
                                                       52,404,201    65,943,771
 Cost of shares redeemed...........................   (27,480,727)  (34,127,490)
                                                     ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................    24,923,474    31,816,281
                                                     ------------  ------------
 Total increase (decrease) in net assets...........    31,949,234    (1,619,551)
Net Assets
 Beginning of the year.............................    82,667,345   114,616,579
                                                     ------------  ------------
 End of the year...................................  $114,616,579  $112,997,028
                                                     ============  ============
Overdistributed Net Investment Income
 Beginning of the year.............................  $          0  $          0
                                                     ============  ============
 End of the year...................................  $          0  $       (992)
                                                     ============  ============
Number of Shares of the Fund:
 Issued from the sale of shares....................       255,355       235,104
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........             0         6,500
 Distributions from net realized gain..............        52,904       212,633
                                                     ------------  ------------
                                                          308,259       454,237
 Redeemed..........................................      (159,978)     (206,302)
                                                     ------------  ------------
 Net change........................................       148,281       247,935
                                                     ============  ============

Financial Highlights

                                          Year Ended December 31,
                                 ---------------------------------------------
                                  1994     1995     1996      1997      1998
                                 -------  -------  -------  --------  --------
Net Asset Value, Beginning of
 Year........................... $113.67  $112.77  $142.44  $ 157.88  $ 170.59
                                 -------  -------  -------  --------  --------
Income From Investment Opera-
 tions
 Net Investment Income..........    0.59     0.42     0.11      0.00      1.09
 Net Realized and Unrealized
  Gain (Loss) on Investments....   (0.89)   33.80    24.88     27.12    (11.41)
                                 -------  -------  -------  --------  --------
 Total From Investment
  Operations....................   (0.30)   34.22    24.99     27.12    (10.32)
                                 -------  -------  -------  --------  --------
Less Distributions
 Distributions From Net
  Investment Income.............   (0.60)   (0.40)   (0.13)     0.00     (1.09)
 Distributions From Net Realized
  Capital Gains.................    0.00    (4.15)   (9.42)   (14.41)   (36.08)
 Distribution in excess of Net
  Realized Capital Gains........     --       --       --        --      (0.25)
                                 -------  -------  -------  --------  --------
 Total Distributions............   (0.60)   (4.55)   (9.55)   (14.41)   (37.42)
                                 -------  -------  -------  --------  --------
Net Asset Value, End of Year.... $112.77  $142.44  $157.88  $ 170.59  $ 122.85
                                 =======  =======  =======  ========  ========
Total Return (%) ...............    (0.3)    30.4     17.6      17.4      (5.5)
Ratio of Operating Expenses to
 Average Net Assets (%).........    0.84     0.85     0.85      0.85      0.88
Ratio of Net Investment Income
 to Average Net Assets (%)......    0.67     0.37     0.08     (0.16)     0.66
Portfolio Turnover Rate (%).....      67       58       65        49       171
Net Assets, End of Year (000)... $25,622  $48,832  $82,667  $114,617  $112,997
The ratios of expenses to
 average net assets without
 giving effect to the voluntary
 expense agreement described in
 Note 4 to the Financial
 Statements would have been (%).    0.84     1.06     0.92      0.86      0.90

                See accompanying notes to financial statements.

Davis Venture Value
Portfolio Manager: Christopher C. Davis
Davis Selected Advisers, L.P.

[PHOTO OF CHRISTOPHER C. DAVIS
 APPEARS HERE]


Q. How did the portfolio perform during 1998?

A. Investors often measure performance on both an absolute and a relative ba-sis. After several years of solid performance on both counts, the Davis Ven-ture Value Series fired on only one cylinder in 1998, as its solid absolute return of 14.4% (based on net asset value) was overshadowed by returns of 28.7% and 24.7% for the S&P 500 Index/25/ and the Lipper Variable Products Growth Fund Average/10/, respectively. During the last half of the year, the Series posted a return of 10.4% compared to a return of 9.2% for the S&P 500 and 16.2% for the Lipper Variable Products Growth Fund Average.

Q. How did you manage the Series during the past year?

A. Several factors contributed to the portfolio's disappointing results last year, and one contributor was mistakes. Our biggest mistake involved the Se-ries' holdings in the energy sector. The energy services companies we own are among the best companies in that industry. However, we overestimated how much control a well-run company can have over its own destiny in an industry with deteriorating fundamentals. As Asian economies slowed, the demand for oil fell far below levels that we had anticipated. Caught with excess inventory and ca-pacity, major oil companies dramatically reduced their exploration and produc-tion budgets and, therefore, their need for the equipment and services pro-vided by the type of companies that we own.

Although many of these stocks have fallen significantly, we do not see the outlook brightening for some time, and we have sold many of our positions at prices well below what we paid. While we continue to own some of these compa-nies, such as Schlumberger and Halliburton, we have not added to them even at these low prices.

A second factor contributing to our disappointing relative performance was not a mistake, but instead was a direct result of our investment philosophy. This philosophy includes a strict price discipline that prevents us from buying high-flying glamorous growth companies--not because we don't like the compa-nies, but because we don't like their high valuations. In particular, we see a speculative bubble developing in Internet stocks were valuations have inflated to levels reminiscent of the biotech craze of the early 1990's and the emerg-ing markets craze of the mid-1990s.

Unfortunately, the outstanding performance of just these kinds of glamour stocks drove the market last year, and not owning them hurt our relative per-formance. Nevertheless, we think that our price discipline has served us well over the years and helped produce strong risk-adjusted returns for our invest-ors. As we expect 1999 to be another extremely volatile year, this discipline will remain at the heart of our investment philosophy.

Another aspect of our investment philosophy that contributed to our mixed short-term results was our fundamental belief in the importance of companies having successful international operations. Last year, companies with signifi-cant operations outside the United States hurt the performance of the Series. Holdings such as American Express and Hewlett-Packard were the major contribu-tors to our relative underperformance. But the fact that 95% of the world's population lives outside the United States should make it obvious that the ability to operate globally is a big long-term advantage. Unlike the category of mistakes discussed above, our belief in being global and our price disci-pline are at the heart of our investment process.

Given the poor relative showing of financial stocks last year, some investors have asked if we consider the Series' ownership of many high-quality financial companies to be a mistake. We do not. First, we always remember that financial stocks rarely perform in a uniform way. For example, while companies such as BankAmerica and Allstate were down 1% and almost 14%, respectively, the shares of SunAmerica and Progressive surged 90% and 41%, respectively. More general-ly, however, we continue to think that favorable demographics, a benign inter-est-rate environment, ongoing consolidation and the globalization of the fi-nancial industry combined with reasonable valuations make this diverse sector an attractive area to be invested in.

Q. What is your current outlook for the months ahead?

A. Looking ahead, if the market euphoria leading up to the new millennium con-tinues, we may again lag behind funds that do not use a price discipline in choosing their stocks. In such an environment, we would be pleased to again achieve good absolute results even if relative results lag.

Our price discipline is an important element in controlling risk and avoiding big losses, such as those investors experienced in 1973 and 1974 after a similar bubble developed in growth stock valuations and was subsequently burst. We've often said that a successful long-term investment record is built as much by avoiding the big losses as by picking the big winners. In the coming years, that theory may again be put to the test.

In addition to euphoria, the approaching millennium may begin to increase investor anxiety regarding possible year 2000 computer problems. Such uncertainty combined with such euphoria promises to create another year of exceptional volatility that will again test investors' nerves. Although short-term results may be extremely volatile, we feel confident that the Series is positioned to weather any storm.

                           [LINE GRAPH APPEARS HERE]


          Date      Venture Value       S&P 500
          ----      -------------       -------
        10/31/94       $10,000          $10,000
        12/31/94       $ 9,650          $ 9,793
        12/31/95       $13,441          $13,461
        12/31/96       $16,914          $16,544
        12/31/97       $22,580          $22,055
        12/31/98       $25,834          $28,345


Average Annual Return

                  Venture Value                      Lipper
                      Series       S&P 500     Growth Fund Average

         1 year        14.4%         28.7%            24.7%
        3 years        24.3          28.3             23.9
Since inception        25.6          28.4             n/a


                                           X    Fund Facts

                                           Goal: Growth of capital.
                                           Start date: October 31, 1994
                                           Size: $440 million as of
                                           December 31, 1998
                                           Manager: Christopher C. Davis has
                                           been the manager of the Series
                                           since February 1997. Previously,
                                           he co-managed the Series with
                                           Shelby M.C. Davis from October
                                           1995 to February 1997.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts, if these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Davis Venture Value Series)

Investments as of December 31, 1998

Common Stocks--92.7% of Total Net Assets




 Shares                                                              Value (a)

         Banks and Savings & Loans--13.8%
  68,513 Banc One Corp...........................................   $  3,498,445
 157,559 BankAmerica Corp........................................      9,473,235
 299,187 Citigroup, Inc..........................................     14,809,756
   1,000 First Union Corp........................................         60,813
  36,100 State Street Corp.......................................      2,511,206
  27,900 Suntrust Banks, Inc.....................................      2,134,350
 112,300 U.S. Bancorp............................................      3,986,650
 610,500 Wells Fargo & Co........................................     24,381,844
                                                                    ------------
                                                                      60,856,299
                                                                    ------------

         Building Materials--3.8%
 140,800 Martin Marietta Materials, Inc..........................      8,756,000
 276,000 Masco Corp..............................................      7,935,000
                                                                    ------------
                                                                      16,691,000
                                                                    ------------

         Consumer Products--5.5%
  88,400 American Home Products Corp.............................      4,978,025
   2,700 Coca-Cola Co............................................        180,563
     900 Fortune Brands, Inc.....................................         28,463
     900 Gallaher Group (ADR)(c).................................         24,469
   2,800 General Electric Co.....................................        285,775
  24,100 Gillette Co.............................................      1,164,331
  27,300 Hasbro, Inc.............................................        986,212
  10,400 Mattel, Inc.............................................        237,250
 306,900 Philip Morris Companies, Inc............................     16,419,150
                                                                    ------------
                                                                      24,304,238
                                                                    ------------

         Diversified Financial Services--9.0%
 230,500 American Express Co.....................................     23,568,625
  12,400 Boardwalk Equities, Inc. (CAD)..........................        137,102
  76,900 Federal Home Loan Mortgage Corp.........................      4,955,244
  27,000 Golden West Financial Corp..............................      2,475,562
 193,700 Household International, Inc............................      7,675,362
  15,500 ReliaStar Financial Corp. ..............................        714,938
                                                                    ------------
                                                                      39,526,833
                                                                    ------------

         Drilling--1.1%
 108,100 Dover Corp..............................................      3,959,163
  32,700 Smith International, Inc.(c)............................        823,631
                                                                    ------------
                                                                       4,782,794
                                                                    ------------

         Electronic Equipment--4.3%
  80,687 Molex, Inc..............................................      3,076,192
 187,100 Texas Instruments, Inc. ................................     16,008,744
                                                                    ------------
                                                                      19,084,936
                                                                    ------------

         Energy--3.3%
     400 Amerada Hess Corp.......................................         19,900
     600 Amoco Corp..............................................         35,400

 Shares                                                              Value (a)

   1,000 Atlantic Richfield Co...................................   $     65,250
  18,883 British Petroleum PLC (ADR).............................      1,793,885
   8,800 Burlington Resources, Inc...............................        315,150
   1,700 Chevron Corp............................................        140,994
  72,000 Devon Energy Corp.......................................      2,209,500
   5,600 Exxon Corp..............................................        409,500
 115,300 Halliburton Co..........................................      3,415,762
     600 Mobil Corp..............................................         52,275
  49,864 Noble Affiliates, Inc...................................      1,227,901
 101,500 Schlumberger, Ltd.......................................      4,681,687
     100 Sempra Energy...........................................          2,538
     500 Sonat, Inc..............................................         13,531
                                                                    ------------
                                                                      14,383,273
                                                                    ------------

         Food & Restaurant--4.5%
 257,600 McDonald's Corp.........................................     19,738,600
                                                                    ------------

         International Closed-End Investment Company--0.3%
 178,934 Morgan Stanley Asia Pacific Fund, Inc...................      1,252,538
                                                                    ------------

         Investment Firms--2.4%
  55,000 Donaldson, Lufkin & Jenrette, Inc. .....................      2,255,000
     800 J.P. Morgan & Co., Inc..................................         84,050
 114,955 Morgan Stanley Dean Witter..............................      8,161,805
                                                                    ------------
                                                                      10,500,855
                                                                    ------------

         Life Insurance--1.7%
  93,750 SunAmerica, Inc.........................................      7,605,469
                                                                    ------------

         Manufacturing--1.3%
 129,900 Applied Materials, Inc.(c)..............................      5,545,106
     200 Dow Chemical Co.........................................         18,188
     800 Maytag Corp.............................................         49,800
                                                                    ------------
                                                                       5,613,094
                                                                    ------------

         Marketing--0.0%
      33 A. C. Nielson Corp......................................            932
                                                                    ------------

         Miscellaneous--2.8%
  42,100 Cooper Cameron Corp.....................................      1,031,450
   6,800 Glaxo Wellcome PLC (ADR)................................        472,600
  30,700 Public Storage, Inc.....................................        830,819
      20 R. H. Donnelley Corp....................................            291
  69,400 Sealed Air Corp.........................................      3,543,737
  19,800 Tyco International, Ltd.................................      1,493,662
  36,200 Vulcan Materials Co.....................................      4,762,562
                                                                    ------------
                                                                      12,135,121
                                                                    ------------

                See accompanying notes to financial statements.

New England Zenith Fund
(Davis Venture Value Series)

Investments as of December 31, 1998

Common Stocks--(Continued)



 Shares                                                              Value (a)

         Paper Products--0.0%
     300 International Paper Co..................................   $     13,444
     400 Union Camp Corp.........................................         27,000
                                                                    ------------
                                                                          40,444
                                                                    ------------
         Pharmaceutical & Health Care--4.2%
  15,200 Bristol-Myers Squibb Co.................................      2,033,950
  13,600 Eli Lilly & Co..........................................      1,208,700
     100 IMS Health, Inc.........................................          7,544
  19,500 Johnson & Johnson.......................................      1,635,562
  12,600 Merck & Co., Inc. ......................................      1,860,862
  28,600 Novartis AG (ADR).......................................      2,802,800
  10,500 Pfizer, Inc.............................................      1,317,094
 112,200 SmithKline Beecham plc (ADR)............................      7,797,900
                                                                    ------------
                                                                      18,664,412
                                                                    ------------
         Property/Casualty Insurance--14.0%
  16,075 American International Group, Inc.......................      1,553,247
 141,100 Chubb Corp..............................................      9,153,862
     293 Berkshire Hathaway Class A..............................     20,510,000
      27 Berkshire Hathaway Class B..............................         63,450
  78,900 Progressive Corp., (Ohio)...............................     13,363,687
 106,762 The Allstate Corp.......................................      4,123,682
 115,450 Transatlantic Holdings, Inc.............................      8,723,691
  29,500 20th Century Industries, Inc............................        684,031
  53,400 UNUM Corp...............................................      3,117,225
  17,600 W.R. Berkley Corp.......................................        599,500
                                                                    ------------
                                                                      61,892,375
                                                                    ------------
         Publishing--1.4%
     100 Dun & Bradstreet Corp...................................          3,156
  50,400 Gannet Co., Inc.........................................      3,250,800
   8,200 New York Times Co.......................................        284,438
      33 Nielsen Media Research, Inc.............................            594
  15,900 The News Corp. Ltd. (ADR)...............................        420,356
  20,100 Tribune Co..............................................      1,326,600
   1,200 Washington Post Co......................................        693,525
                                                                    ------------
                                                                       5,979,469
                                                                    ------------
         Railroad--1.1%
 104,300 Burlington Northern Santa Fe Corp.......................      3,520,125
  28,594 Canadian National Railway Co............................      1,483,314
                                                                    ------------
                                                                       5,003,439
                                                                    ------------
         Real Estate--3.8%
  13,400 CenterPoint Properties Corp. ...........................        453,088
 123,100 Crescent Real Estate Equities, Inc. ....................      2,831,300
  42,200 Equity Office Properties Trust..........................      1,012,800
  18,400 Equity Residential Properties Trust.....................        744,050
  10,900 Federal Realty Investment Trust.........................        257,513
   9,400 Gables Residential Trust................................        217,963
  80,200 General Growth Properties, Inc. ........................      3,037,575
   8,200 Home Properties, New York, Inc. ........................        211,150

 Shares                                                             Value (a)

   2,400 Kimco Realty Corp. ....................................   $     95,250
  27,200 Mack California Realty Corp. ..........................        839,800
  24,000 Reckson Associates Realty Corp. .......................        532,500
 150,800 Rouse Co. .............................................      4,147,000
  12,000 United Dominion Realty Trust, Inc. ....................        123,750
  64,200 Vornado Realty Trust...................................      2,166,750
   3,300 Weingarten Realty Investors............................        147,263
                                                                   ------------
                                                                     16,817,752
                                                                   ------------
         Retail--1.2%
  98,200 Harcourt General, Inc. ................................      5,223,012
                                                                   ------------
         Technology--11.5%
 322,700 Hewlett-Packard Co. ...................................     22,044,444
  81,400 Intel Corp. ...........................................      9,650,987
  96,100 International Business Machines Corp. .................     17,754,475
  24,600 Micron Technology, Inc. ...............................      1,243,837
                                                                   ------------
                                                                     50,693,743
                                                                   ------------
         Telecommunications--1.7%
  77,900 AirTouch Communications, Inc.(c).......................      5,618,538
   9,704 Globalstar Telecommunications Ltd.(c)..................        195,293
  18,900 Loral Space & Communications(c)........................        336,656
  21,700 Motorola, Inc. ........................................      1,325,056
     600 SBC Communications, Inc. ..............................         32,175
                                                                   ------------
                                                                      7,507,718
                                                                   ------------
         Utilities--0.0%
     300 Carolina Power & Light Co. ............................         14,119
     300 Duke Energy Corp. .....................................         19,219
     200 Edison International...................................          5,575
     200 New England Electric Systems...........................          9,625
     600 Southern Co. ..........................................         17,438
     200 Wisconsin Energy Corp. ................................          6,288
                                                                   ------------
                                                                         72,264
                                                                   ------------
         Waste Management--0.0%
     290 Waste Management, Inc. ................................         13,521
                                                                   ------------
         Total Common Stocks (Identified Cost $313,632,982).....    408,384,131
                                                                   ------------
Convertible Preferred Stocks--0.7%
   5,496 AirTouch Communications, Inc., Class C, 4.250%.........        566,088
   7,000 Devon Financing Trust, 6.500%..........................        395,500
  69,000 General Growth Properties, 7.250%......................      1,776,750
   4,400 Rouse Co., Series B....................................        190,850
   2,000 Vornado Realty Trust, 6.500%...........................         97,000
                                                                   ------------
         Total Preferred Stocks (Identified Cost $2,815,585)....      3,026,188
                                                                   ------------

                See accompanying notes to financial statements.

New England Zenith Fund
(Davis Venture Value Series)

Investments as of December 31, 1998

Short Term Investment--6.8%



    Face
   Amount                                                          Value (a)
 $29,735,000 Repurchase Agreement with State Street Corp. dated
              12/31/1998 at 4.6% to be repurchased at
              $29,750,198 on 1/4/1999, collateralized by
              $29,220,000 Federal Home Loan Bank, 4.95% due
              12/4/2000 with a value of $29,364,580 and
              $1,230,000 Federal Home Loan Bank, 5.0% due
              10/27/1999 with a value of $1,270,944............   $ 29,735,000
                                                                  ------------
             Total Short-Term Investments (Identified Cost
              $29,735,000).....................................     29,735,000
                                                                  ------------
             Total Investments--100.2%
              (Identified Cost $346,183,567)(b)................    441,145,319
             Other assets less liabilities.....................       (794,412)
                                                                  ------------
             Total Net Assets--100%............................   $440,350,907
                                                                  ============
(a) See Note 1A of Notes to Financial Statements.
(b) Federal Tax Information:
   At December 31, 1998 the net unrealized appreciation on investments based on cost of $346,139,083 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost..........  $103,434,971
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value..........    (8,428,735)
                                                                  ------------
   Net unrealized appreciation..................................  $ 95,006,236
                                                                  ============

(c) Non-income producing security.

  ADR/GDR--An American Depositary Receipt (ADR) or Global Depositary Receipt
        (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States or Canada.
  CAD-- Security is denominated in Canadian Dollars.

                See accompanying notes to financial statements.

New England Zenith Fund
(Davis Venture Value Series)

Statement of Assets & Liabilities         Statement of Operations
December 31, 1998                         Year Ended December 31, 1998



Assets
 Investments at value..................................             $441,145,319
 Cash..................................................                   14,813
 Receivable for:
 Fund shares sold......................................                1,221,605
 Securities sold.......................................                  448,436
 Dividends and interest................................                  418,882
 Foreign taxes.........................................                    1,570
 Unamortized organization expense......................                    1,666
                                                                    ------------
                                                                     443,252,291
Liabilities
 Payable for:
 Securities purchased..................................  $2,055,819
 Fund shares redeemed..................................     533,669
 Withholding taxes.....................................       4,779
 Accrued expenses:
 Management fees.......................................     268,306
 Deferred trustees' fees...............................       6,591
 Other expenses........................................      32,220
                                                         ----------
                                                                       2,901,384
                                                                    ------------
                                                                    $440,350,907
                                                                    ============
Net Assets
 Net Assets consist of:
 Capital paid in.......................................             $342,803,424
 Undistributed net investment
  income...............................................                   12,192
 Accumulated net realized gains (losses)...............                2,573,461
 Unrealized appreciation (depreciation) on investments
  and foreign currency.................................               94,961,830
                                                                    ------------
Net Assets.............................................             $440,350,907
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($440,350,907 divided by 19,022,696 shares of
 beneficial interest)..................................             $      23.15
                                                                    ============
Identified cost of investments.........................             $346,183,567
                                                                    ============

Investment Income
 Dividends...........................................              $ 4,281,941(a)
 Interest............................................                1,674,364
                                                                   -----------
                                                                     5,956,305
Expenses
 Management fees.....................................  $2,706,162
 Deferred expense reimbursement......................      41,906
 Trustees' fees and expenses.........................      22,750
 Custodian...........................................      77,398
 Audit and tax services..............................      17,617
 Legal...............................................      27,197
 Printing............................................      80,582
 Insurance...........................................      10,025
 Amortization of organization
  expenses...........................................       2,012
 Miscellaneous.......................................       4,846
                                                       ----------
 Total expenses......................................                2,990,495
                                                                   -----------
Net investment income................................                2,965,810
Realized and Unrealized Gain
 (Loss) on Investments and
 Foreign Currency Transactions
 Realized gain (loss) on:
 Investments--net....................................  11,066,361
 Foreign currency transactions--net..................          74
                                                       ----------
  Total realized gain (loss) on investments and
   foreign currency transactions.....................  11,066,435
                                                       ----------
 Unrealized appreciation (depreciation) on:
 Investments--net....................................  35,305,977
 Foreign currency transactions--net..................        (541)
                                                       ----------
  Total unrealized appreciation (depreciation) on
   investments and foreign currency transactions.....  35,305,436
                                                       ----------
 Net gain (loss) on investment transactions..........               46,371,871
                                                                   -----------
Net Increase (Decrease) in Net Assets From
 Operations..........................................              $49,337,681
                                                                   ===========
(a)Net of foreign taxes of: $39,554

                See accompanying notes to financial statements.

New England Zenith Fund
(Davis Venture Value Series)

Statement of Changes in Net Assets



                                                      Year Ended    Year Ended
                                                     December 31,  December 31,
                                                         1997          1998
                                                     ------------  ------------
From Operations
 Net investment income.............................  $  1,777,660  $  2,965,810
 Net realized gain (loss) on investments and
  foreign currency transactions....................     6,969,133    11,066,435
 Unrealized appreciation (depreciation) on
  investments and foreign currency transactions....    41,444,414    35,305,436
                                                     ------------  ------------
 Increase (decrease) in net assets from operations.    50,191,207    49,337,681
                                                     ------------  ------------
From Distributions to Shareholders
 Net investment income.............................    (1,734,376)   (2,955,699)
 Net realized gain on investments..................    (6,838,667)   (8,942,796)
                                                     ------------  ------------
                                                       (8,573,043)  (11,898,495)
                                                     ------------  ------------
From Capital Shares Transactions
 Proceeds from sale of shares......................   161,182,195   198,875,194
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     1,734,376     2,955,699
 Distributions from net realized gain..............     6,838,667     8,942,796
                                                     ------------  ------------
                                                      169,755,238   210,773,689
 Cost of shares redeemed...........................   (39,114,351)  (88,310,045)
                                                     ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................   130,640,887   122,463,644
                                                     ------------  ------------
 Total increase (decrease) in net assets...........   172,259,051   159,902,830
Net Assets
 Beginning of the year.............................   108,189,026   280,448,077
                                                     ------------  ------------
 End of the year...................................  $280,448,077  $440,350,907
                                                     ============  ============
Undistributed Net Investment Income
 Beginning of the year.............................  $     17,317  $          0
                                                     ============  ============
 End of the year...................................  $          0  $     12,192
                                                     ============  ============
Number of Shares of the Fund:
 Issued from the sale of shares....................     8,370,050     9,098,582
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        85,008       127,786
 Distributions from net realized gain..............       335,095       387,229
                                                     ------------  ------------
                                                        8,790,153     9,613,597
 Redeemed..........................................    (2,030,066)   (4,074,457)
                                                     ------------  ------------
 Net change........................................     6,760,087     5,539,140
                                                     ============  ============

Financial Highlights

                          October 31, 1994(a)
                                through        Year      Year      Year      Year
                             December 31,      Ended    Ended     Ended     Ended
                                 1994          1995      1996      1997      1998
                          ------------------- -------  --------  --------  --------
Net Asset Value,
 Beginning of Year......        $10.00        $  9.62  $  13.10  $  16.09  $  20.80
                                ------        -------  --------  --------  --------
Income From Investment
 Operations
 Net Investment Income..          0.03           0.10      0.13      0.18      0.16
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         (0.38)          3.68      3.26      5.20      2.84
                                ------        -------  --------  --------  --------
 Total From Investment
  Operations............         (0.35)          3.78      3.39      5.38      3.00
                                ------        -------  --------  --------  --------
Less Distributions
 Distributions From Net
  Investment Income.....         (0.03)         (0.10)    (0.13)    (0.14)    (0.16)
 Distributions From Net
  Realized Capital
  Gains.................          0.00          (0.20)    (0.27)    (0.53)    (0.49)
                                ------        -------  --------  --------  --------
 Total Distributions....         (0.03)         (0.30)    (0.40)    (0.67)    (0.65)
                                ------        -------  --------  --------  --------
Net Asset Value, End of
 Year...................        $ 9.62        $ 13.10  $  16.09  $  20.80  $  23.15
                                ======        =======  ========  ========  ========
Total Return (%)........          (3.5)(b)       39.3      25.8      33.5      14.4
Ratio of Operating
 Expenses to Average Net
 Assets (%).............          0.90 (c)       0.90      0.90      0.90      0.83
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          2.54 (c)       1.39      1.25      0.94      0.82
Portfolio Turnover Rate
 (%)....................             1 (c)         20        18        17        25
Net Assets, End of Year
 (000)..................        $3,371        $35,045  $108,189  $280,448  $440,351
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............          3.97(c)        1.51      0.96      0.90        --

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.


                See accompanying notes to financial statements.
40

Westpeak Growth and Income
Portfolio Manager: Gerald H. Scriver and Philip J. Cooper Westpeak Investment Advisors, L.P.
(Photo of Gerald H. Scriver)
(Photo of Philip J. Cooper)

Q. How did the Westpeak Growth and Income Series perform during 1998?

A. For the 12 months ending December 31, 1998, the Series had a total return of 24.4% (based on net asset value). The Series' results lagged the 28.7% return of the S&P 500/25/ during the period but significantly outpaced the 16.5% return of the Lipper Variable Products Growth and Income Fund Average/11/.

Q. Describe the market environment in 1998.

A. Extending what is by now a familiar story, 1998's market results were de-fined by the performance of a relative handful of very large capitalization stocks. The markets adjusted to the ongoing tumult in Asia and recorded a fourth consecutive year of double-digit returns in the Dow Jones Industrial Average and the S&P 500, two widely followed indicators of market activity. Along the way, U.S. markets displayed remarkable resilience, snapping back smartly from a sharp summer decline. The market's July plunge had its origins in Moscow, where the Russian government failed to repay debt that it owed to other countries; fears of parallel events in Brazil--and therefore much of Latin America--extended the slide. Bond markets were especially affected, as a flight from overseas markets into the reassuring quality of U.S. government securities left other fixed-income sectors adrift in search of buyers.

The Federal Reserve Board took an assertive stance against the looming credit crunch with three interest rate cuts between September and November, lowering short-term interest rates by three-quarters of a percentage point. These steps encouraged buyers to return to the markets for both stocks and bonds, and the Dow Jones Industrial Average closed the year at 9181, not far from its then record high of 9374, set on November 24, 1998.

Q. Given this environment, what was your investment strategy during the year?

A. Our portfolio-building style is based on analysis of dozens of fundamental and technical measures that we use to identify stocks that may be candidates for inclusion in the Series. To that quantitative information we apply our professional judgment and the lessons of experience to make final investment selections. Because we always keep the Series fully invested and never try to gauge the market's next moves, the overall investment environment does not in-fluence our positioning of the Series.

Over the course of the year, we gradually shifted the Series' portfolio empha-sis from growth stocks to stocks in the S&P 500 Index with lower price- /earnings ratios, an objective measure that permits investors to compare the costs of stocks. We kept the Series underweighted in overvalued growth sectors and in very expensive technology stocks; in both instances we thought pros-pects for earnings expansion were fully reflected in market valuations. We overweighted the Series' portfolio (relative to the S&P 500) in reasonably priced technology and telecommunications companies. We were underweighted the Series in drug companies, whose high valuations did not seem justified, and in consumer staples.

Q. What were the principal factors affecting performance?

A. Our underweighted position in the largest-cap growth stocks left the Series underrepresented in one of the year's most productive sectors. Avoiding ex-tremely high-priced technology companies also hampered performance. Among the sectors that helped performance were the regional Bell companies and estab-lished technology companies with demonstrated earnings, including CISCO Sys-tems, which manufactures products for computer networks, and Sun Microsystems, the leading producer of networked workstations. Other selections that helped boost performance were healthcare companies Genentech and Omnicare, as well as IBM, United Technology and Gulfstream, a manufacturer of jet aircraft for businesses.

Q. What is your current outlook for the market and the Series?

A. We believe that business conditions in Asia and elsewhere are stabilizing, and that some overseas economies may already have begun to climb out of their troughs. Without the drag of crisis-weakened export markets, growth in our Gross Domestic Product should continue, but at a lower rate than in 1998. In-flation represents no immediate threat, and we think there is enough momentum in the economy to forestall any likelihood of a recession, especially given the current climate of lower interest rates. But the Federal Reserve Board will continue to have a huge impact on market psychology, and any rise in in-terest rates could represent a significant risk for the market.

Therefore we believe that markets in 1999 will oscillate between optimism over continued low rates and concern that continued growth could trigger a rate hike on the part of the Federal Reserve Board, cutting short any earnings ex-pansion and darkening the mood of investors. Perhaps most importantly, we ex-pect that investors will finally put aside their obsession with the very larg-est capitalization growth companies as valuations for these stocks become more and more unrealistic--in our opinion there must come a point where valuations mean something. The implication for the markets could be a greater focus on value than in recent years, an eventuality that we believe we can address suc-cessfully through the proprietary stock selection techniques that we have been fine-tuning for over 25 years.


                             [GRAPH APPEARS HERE]

              A $10,000 investment compared to the S&P 500 Index
                          since the Series' inception

          Date          Growth and Income              S&P 500
          ----          -----------------              -------
         4/30/93            $10,000                   $10,000
        12/31/93            $11,424                   $10,819
        12/31/94            $11,286                   $10,966
        12/31/95            $15,402                   $15,072
        12/31/96            $18,189                   $18,524
        12/31/97            $24,278                   $24,695
        12/31/98            $30,214                   $31,738

 Average Annual Return

                      Growth
                     & Income                   Lipper Variable Products Growth
                      Series      S&P 500/25/         and Income Average/11/

           1 year      24.4%         28.7%                    16.5%
          3 years      25.2          28.3                     21.5
          5 years      21.5          24.1                     18.8
  Since Inception      21.5          22.6                      n/a

                                           X    Fund Facts

                                           Goal: Long-term total return
                                           through investment in equity
                                           securities.

                                           Start date: April 30, 1993

                                           Size: $282 million as of December
                                           31, 1998

                                           Managers: Gerald Scriver and
                                           Philip Cooper. Mr. Scriver and Mr.
                                           Cooper have managed the Series
                                           from its inception in 1993; they
                                           also have managed Westpeak Stock
                                           Index Series since August 1993,
                                           New England Growth Opportunities
                                           Fund since May 1995 and New
                                           England Capital Growth Fund since
                                           February 1998. Mr. Scriver joined
                                           Westpeak in July 1991 and Mr.
                                           Cooper joined Westpeak in December
                                           1991.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Westpeak Growth and Income Series)

Investments as of December 31, 1998

Common Stocks--97.9% of Total Net Assets



 Shares                                                              Value (a)
         Airlines--1.9%
  41,100 AMR, Corp.(c)...........................................   $  2,440,312
  22,900 Delta Air Lines, Inc. ..................................      1,190,800
  34,300 US Airways Group, Inc.(c)...............................      1,783,600
                                                                    ------------
                                                                       5,414,712
                                                                    ------------
         Automotive--2.4%
 113,500 Ford Motor Co. .........................................      6,661,031
                                                                    ------------
         Banks--6.8%
  24,600 Banc One Corp...........................................      1,256,137
  87,900 BB&T Corp...............................................      3,543,469
  58,900 Comerica, Inc...........................................      4,016,244
  68,200 PNC Bank Corp...........................................      3,691,325
  56,300 SunTrust Banks, Inc.....................................      4,306,950
  66,000 UnionBanCal Corp........................................      2,248,125
                                                                    ------------
                                                                      19,062,250
                                                                    ------------
         Business Services--0.6%
  25,900 HBO & Co................................................        743,006
  17,700 Omnicom Group...........................................      1,026,600
                                                                    ------------
                                                                       1,769,606
                                                                    ------------
         Chemicals--1.4%
  33,100 Dow Chemical Co. .......................................      3,010,031
  29,300 Ecolab, Inc.............................................      1,060,294
                                                                    ------------
                                                                       4,070,325
                                                                    ------------
         Computer Software & Services--1.8%
  49,800 Compuware Corp.(c)......................................      3,890,625
  30,500 NCR Corp.(c)............................................      1,273,375
                                                                    ------------
                                                                       5,164,000
                                                                    ------------
         Computers & Business Equipment--9.9%
  84,750 Cisco Systems, Inc.(c)..................................      7,865,859
  22,200 EMC Corp.(c)............................................      1,887,000
  56,200 International Business Machines.........................     10,382,950
  63,700 Lexmark International Group, Inc.(c)....................      6,401,850
   7,700 Sun Microsystems, Inc.(c)...............................        659,313
   5,200 Xerox Corp. ............................................        613,600
                                                                    ------------
                                                                      27,810,572
                                                                    ------------
         Construction--1.3%
  20,700 Armstrong World Industries, Inc. .......................      1,248,469
  32,500 Fluor Corp. ............................................      1,383,281
  28,200 Lafarge Corp. ..........................................      1,142,100
                                                                    ------------
                                                                       3,773,850
                                                                    ------------
         Defense & Aerospace--3.5%
  24,200 B.F. Goodrich Co. ......................................        868,175
  53,500 Gulfstream Aerospace Corp.(c)...........................      2,848,875

 Shares                                                              Value (a)
         Defense & Aerospace--(Continued)
  18,000 Litton Industries, Inc.(c)..............................   $  1,174,500
  94,700 Sundstrand Corp. .......................................      4,912,563
                                                                    ------------
                                                                       9,804,113
                                                                    ------------
         Drugs--8.7%
  70,500 Amgen, Inc.(c)..........................................      7,371,656
  56,200 Genentech, Inc.(c)......................................      4,478,438
  51,200 McKesson Corp...........................................      4,048,000
  28,500 Pharmacia & Upjohn, Inc.................................      1,613,812
 127,400 Schering-Plough Corp. ..................................      7,038,850
                                                                    ------------
                                                                      24,550,756
                                                                    ------------
         Electric Utilities--3.1%
  94,400 DTE Energy Co. .........................................      4,047,400
  69,000 Pinnacle West Capital Corp..............................      2,923,875
  54,000 Western Resources, Inc..................................      1,795,500
                                                                    ------------
                                                                       8,766,775
                                                                    ------------
         Electronics--3.5%
  18,900 Comverse Technology, Inc.(c)............................      1,341,900
  69,000 Honeywell, Inc. ........................................      5,196,563
  22,500 Lucent Technologies, Inc. ..............................      2,475,000
  12,800 Tellabs, Inc.(c)........................................        877,600
                                                                    ------------
                                                                       9,891,063
                                                                    ------------
         Energy Reserves--1.7%
  66,500 Exxon Corp. ............................................      4,862,813
                                                                    ------------
         Financial Services--3.3%
  43,400 Countrywide Credit Industries, Inc. ....................      2,178,137
  96,800 Federal National Mortgage Association...................      7,163,200
                                                                    ------------
                                                                       9,341,337
                                                                    ------------
         Food & Beverages--3.9%
  43,100 H.J. Heinz Co...........................................      2,440,538
  33,900 Quaker Oats Co. ........................................      2,017,050
  78,200 Unilever N.V............................................      6,485,713
                                                                    ------------
                                                                      10,943,301
                                                                    ------------
         Gas & Pipeline Utilities--3.0%
 104,700 El Paso Energy Corp.....................................      3,644,869
 166,000 LG&E Energy Corp........................................      4,699,875
                                                                    ------------
                                                                       8,344,744
                                                                    ------------
         Health Care--Products--1.9%
  13,100 Allegiance Corp. .......................................        610,787
   9,500 Guidant Corp. ..........................................      1,047,375
  47,500 TYCO International, Ltd.................................      3,583,281
                                                                    ------------
                                                                       5,241,443
                                                                    ------------

                See accompanying notes to financial statements.

New England Zenith Fund
(Westpeak Growth and Income Series)

Investments as of December 31, 1998

Common Stocks--(Continued)



 Shares                                                              Value (a)
         Industrial--Parts & Machinery--4.5%
  49,000 Caterpillar, Inc. ......................................   $  2,254,000
 120,300 Ingersoll-Rand Co. .....................................      5,646,581
  44,600 United Technologies Corp. ..............................      4,850,250
                                                                    ------------
                                                                      12,750,831
                                                                    ------------
         Leisure--1.2%
  47,600 Eastman Kodak Co. ......................................      3,427,200
                                                                    ------------
         Life Insurance--5.2%
  33,900 American General Corp. .................................      2,644,200
  36,600 CIGNA Corp. ............................................      2,829,637
  51,100 Jefferson Pilot Corp. ..................................      3,832,500
  46,800 Transamerica Corp.......................................      5,405,400
                                                                    ------------
                                                                      14,711,737
                                                                    ------------
         Liquor--0.9%
  36,500 Anheuser-Busch Companies, Inc. .........................      2,395,312
                                                                    ------------
         Media & Entertainment--1.8%
  74,400 Carnival Corp...........................................      3,571,200
  19,000 Viacom, Inc., Class B(c)................................      1,406,000
                                                                    ------------
                                                                       4,977,200
                                                                    ------------
         Medical--Services--0.2%
  12,700 Omnicare, Inc...........................................        441,325
                                                                    ------------
         Metals & Mining--1.9%
 171,800 Alcan Aluminum, Ltd.....................................      4,649,338
  25,400 USX-U.S. Steel Group....................................        584,200
                                                                    ------------
                                                                       5,233,538
                                                                    ------------
         Oil--Refining & Distribution--0.4%
  33,400 Coastal Corp. ..........................................      1,166,912
                                                                    ------------
         Property & Casualty Insurance--1.6%
  71,600 Allstate Corp...........................................      2,765,550
  12,400 MGIC Investment Corp. ..................................        493,675
  56,575 Old Republic International Corp. .......................      1,272,937
                                                                    ------------
                                                                       4,532,162
                                                                    ------------
         Publishing--2.4%
  87,800 Deluxe Corp.............................................      3,210,188
  71,200 Knight-Ridder, Inc......................................      3,640,100
                                                                    ------------
                                                                       6,850,288
                                                                    ------------
         Retail-Clothing--2.2%
 175,600 Limited, Inc............................................      5,114,350
  34,600 TJX Companies, Inc. ....................................      1,003,400
                                                                    ------------
                                                                       6,117,750
                                                                    ------------

 Shares                                                              Value (a)
         Retail--Department Store--3.8%
  38,000 Dayton Hudson Corp. ....................................   $  2,061,500
  27,700 Federated Department Stores, Inc.(c)....................      1,206,681
  91,600 Wal-Mart Stores, Inc....................................      7,459,675
                                                                    ------------
                                                                      10,727,856
                                                                    ------------
         Retail--Food & Drug--1.2%
  29,800 Albertson's, Inc. ......................................      1,897,888
  22,800 Safeway, Inc.(c)........................................      1,389,375
                                                                    ------------
                                                                       3,287,263
                                                                    ------------
         Retail--Specialty--0.2%
  14,300 Tandy Corp. ............................................        588,981
                                                                    ------------
         Securities & Asset Management--0.8%
  50,000 Lehman Brothers Holdings, Inc. .........................      2,203,125
                                                                    ------------
         Semi-Conductors--2.6%
  62,900 Intel Corp..............................................      7,457,581
                                                                    ------------
         Telecommunciation--7.1%
  86,500 Ameritech Corp..........................................      5,481,938
 105,000 AT&T Corp...............................................      7,901,250
  13,400 Bell Atlantic Corp......................................        710,200
  91,500 U.S. West, Inc. ........................................      5,913,188
                                                                    ------------
                                                                      20,006,576
                                                                    ------------
         Thrifts--1.2%
  36,000 Golden West Financial Corp. ............................      3,300,750
                                                                    ------------
         Total Common Stocks (Identified Cost $228,549,832)......    275,649,078
                                                                    ------------

                See accompanying notes to financial statements.

New England Zenith Fund
(Westpeak Growth and Income Series)

Investments as of December 31, 1998

Short-Term Investment--1.8%


    Face
   Amount                                                           Value (a)
 $5,190,000 Repurchase agreement with State Street Corp. dated
             12/31/1998 at 4.000% to be repurchased at
             $5,192,307 on 1/04/1999 collaterized by $3,885,000
             U.S Treasury Bond 8.125% due 8/15/2019 with a value
             of $5,296,347......................................   $  5,190,000
                                                                   ------------
            Total Short-Term Investment
             (Identified cost $5,190,000).......................      5,190,000
                                                                   ------------
            Total Investments--99.7%
             (Identified cost $233,739,832)(b)..................    280,839,078
            Other assets less liabilities.......................        718,121
                                                                   ------------
            Total Net Assets--100%..............................   $281,557,199
                                                                   ============

(a) See Note 1A of Notes to Financial Statements.
(b) Federal Tax Information:
  At December 31,1998 the net unrealized appreciation on investments based on cost of $233,779,161 for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost............... $51,863,194
   Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value...............  (4,803,277)
                                                                   -----------
   Net unrealized appreciation.................................... $47,059,917
                                                                   ===========

(c) Non-income producing security.

                See accompanying notes to financial statements.

New England Zenith Fund
(Westpeak Growth and Income Series)

Statement of Assets & Liabilities
December 31, 1998

Assets
 Investments at value....................................           $280,839,078
 Cash....................................................                    477
 Receivable for:
 Fund shares sold........................................                753,731
 Dividends and interest..................................                400,587
 Foreign taxes...........................................                    697
                                                                    ------------
                                                                     281,994,570
Liabilities
 Payable for:
 Fund shares redeemed....................................  $253,078
 Accrued expenses:
 Management fees.........................................   154,368
 Deferred trustees' fees.................................     6,688
 Other expenses..........................................    23,237
                                                           --------
                                                                         437,371
                                                                    ------------
                                                                    $281,557,199
                                                                    ============
Net Assets
 Net Assets consist of:
 Capital paid in.........................................           $226,865,622
 Undistributed net investment income.....................                 11,052
 Accumulated net realized gains (losses).................              7,581,279
 Unrealized appreciation (depreciation) on investments...             47,099,246
                                                                    ------------
Net Assets...............................................           $281,557,199
                                                                    ============
Computation of offering price:
Net asset value and redemption price
 per share ($281,557,199 divided by 1,351,407 shares of
 beneficial
 interest)...............................................           $     208.34
                                                                    ============
Identified cost of investments...........................           $233,739,832
                                                                    ============

Statement of Operations
Year Ended December 31, 1998

Investment Income
 Dividends..........................................             $ 2,955,991(a)
 Interest...........................................                 331,021
                                                                 -----------
                                                                   3,287,012
Expenses
 Management fees....................................  $1,462,154
 Trustees' fees and expenses........................      17,001
 Custodian..........................................      59,422
 Audit and tax services.............................      11,377
 Legal..............................................      13,895
 Printing...........................................      45,398
 Insurance..........................................       5,767
 Miscellaneous......................................       3,954
                                                      ----------
 Total expenses.....................................               1,618,968
                                                                 -----------
Net investment income...............................               1,668,044
Realized and Unrealized Gain (Loss) on Investments
 Realized gain (loss) on:
 Investments--net...................................              19,998,285
 Unrealized appreciation
  (depreciation) on:
 Investments--net...................................              24,191,543
                                                                 -----------
Net gain (loss) on investment transactions..........              44,189,828
                                                                 -----------
Net Increase (Decrease) in Net Assets from
 Operations.........................................             $45,857,872
                                                                 ===========

(a) Net of foreign taxes of: $6,716.

                See accompanying notes to financial statements.

New England Zenith Fund
(Westpeak Growth and Income Series)

Statement of Changes in Net Assets


                                                      Year Ended    Year Ended
                                                     December 31,  December 31,
                                                         1997          1998
                                                     ------------  ------------
From Operations
 Net investment income.............................  $  1,047,363  $  1,668,044
 Net realized gain (loss) on investments...........    17,943,986    19,998,285
 Unrealized appreciation (depreciation) on
  investments......................................    12,979,433    24,191,543
                                                     ------------  ------------
 Increase (decrease) in net assets from operations.    31,970,782    45,857,872
                                                     ------------  ------------
From Distributions to Shareholders
 Net investment income.............................    (1,033,253)   (1,671,571)
 Net realized gain on investments..................   (15,362,335)  (17,136,182)
                                                     ------------  ------------
                                                      (16,395,588)  (18,807,753)
                                                     ------------  ------------
From Capital Shares Transactions
 Proceeds from sale of shares......................    64,665,884   131,989,323
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     1,033,253     1,671,571
 Distributions from net realized gain..............    15,362,335    17,136,182
                                                     ------------  ------------
                                                       81,061,472   150,797,076
 Cost of shares redeemed...........................   (26,228,431)  (49,028,374)
                                                     ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................    54,833,041   101,768,702
                                                     ------------  ------------
 Total increase (decrease) in net assets...........    70,408,235   128,818,821
Net Assets
 Beginning of the year.............................    82,330,143   152,738,378
                                                     ------------  ------------
 End of the year...................................  $152,738,378  $281,557,199
                                                     ============  ============
Undistributed Net Investment Income
 Beginning of the year.............................  $        469  $     14,579
                                                     ============  ============
 End of the year...................................  $     14,579  $     11,052
                                                     ============  ============
Number of Shares of the Fund:
 Issued from the sale of shares....................       362,661       660,083
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........         5,886         8,032
 Distributions from net realized gain..............        86,752        82,416
                                                     ------------  ------------
                                                          455,299       750,531
 Redeemed..........................................      (149,104)     (247,768)
                                                     ------------  ------------
 Net change........................................       306,195       502,763
                                                     ============  ============

Financial Highlights

                                           Year Ended December 31,
                                  ---------------------------------------------
                                   1994     1995     1996      1997      1998
                                  -------  -------  -------  --------  --------
Net Asset Value, Beginning of
 Year...........................  $112.32  $109.03  $141.31  $ 151.77  $ 179.98
                                  -------  -------  -------  --------  --------
Income From Investment
 Operations
Net Investment Income...........     1.90     1.77     1.78      1.37      1.30
Net Realized and Unrealized Gain
 (Loss) on Investments..........    (3.25)   37.91    23.69     48.76     42.44
                                  -------  -------  -------  --------  --------
Total From Investment
 Operations.....................    (1.35)   39.68    25.47     50.13     43.74
                                  -------  -------  -------  --------  --------
Less Distributions
Distributions From Net
 Investment Income..............    (1.92)   (1.71)   (1.82)    (1.35)    (1.31)
Distributions From Net Realized
 Capital Gains..................     0.00    (5.69)  (13.19)   (20.57)   (14.07)
Distributions From Paid-in
 Capital........................    (0.02)    0.00     0.00      0.00      0.00
                                  -------  -------  -------  --------  --------
Total Distributions.............    (1.94)   (7.40)  (15.01)   (21.92)   (15.38)
                                  -------  -------  -------  --------  --------
Net Asset Value, End of Year....  $109.03  $141.31  $151.77  $ 179.98  $ 208.34
                                  =======  =======  =======  ========  ========
Total Return (%)................     (1.2)    36.5     18.1      33.5      24.4
Ratio of Operating Expenses to
 Average Net Assets (%).........     0.85     0.85     0.85      0.82      0.78
Ratio of Net Investment Income
 to Average Net Assets (%)......     2.30     1.63     1.40      0.91      0.80
Portfolio Turnover Rate (%).....      133       92      104        93       100
Net Assets, End of Year (000)...  $22,934  $48,129  $82,330  $152,738  $281,557
The ratios of expenses to
 average net assets without
 giving effect to the voluntary
 expense agreement described in
 Note 4 to the Financial
 Statements would have been (%).     0.86     1.06     0.91        --        --

                See accompanying notes to financial statements.

Westpeak Stock Index Series
Portfolio Managers: Gerald H. Scriver and Philip J. Cooper
Westpeak Investment Advisors, L.P.

[PHOTO APPEARS HERE]
[PHOTO APPEARS HERE]
Q. How did the portfolio perform during 1998?

A. The Westpeak Stock Index Series returned 27.9% (based on net asset value) for 1998. This return lagged the S&P 500/25/ return of 28.7% and the Lipper Variable Products S&P 500 Index Fund Average/16/ which returned 28.3%. The Se-ries remained fully participated in the 500 stocks which make up the S&P 500 Index. It is our strategy to weight the allocation of the Series virtually in the same portion as the S&P 500 Index so as to better duplicate the perfor-mance.

Q. What is your current outlook for the market and the Series?

A. We believe that business conditions in Asia and elsewhere are stabilizing, and that some overseas economies may already have begun to climb out of their troughs. Without the drag of crisis-weakened export markets, growth in our Gross Domestic Product should continue, but at a lower rate than 1998. Infla-tion represents no immediate threat, and we think there is enough momentum in the economy to forestall any likelihood of a recession, especially given the current climate of lower interest rates. But the Federal Reserve Board will continue to have a huge impact on market psychology, and any rise in interest rates could represent a significant risk for the market. Therefore, we believe that markets in 1999 will oscillate between optimism over continued low rates and concern that continued growth could trigger a rate hike on the part of the Federal Reserve Board, cutting short any earnings expansion and darkening the mood of investors. Perhaps most importantly, we expect that investors will fi-nally put aside their obsession with the very largest capitalization growth companies as valuations for these stocks become more and more unrealistic-- there must come a point where valuations mean something, in our opinion.

                             [GRAPH APPEARS HERE]

   A $10,000 Investment Compared to the S&P 500 Index over the past 10 years

          Date        Stock Index Series         S&P 500
          ----        ------------------         -------
        12/31/88          $10,000               $10,000
        12/31/89          $13,015               $13,159
        12/31/90          $12,476               $12,749
        12/31/91          $16,265               $16,617
        12/31/92          $17,452               $17,881
        12/31/93          $19,149               $19,675
        12/31/94          $19,367               $19,942
        12/31/95          $26,510               $27,409
        12/31/96          $32,466               $33,686
        12/31/97          $43,016               $44,909
        12/31/98          $55,027               $57,717

 Average Annual Total Return

                     Stock Index                     Lipper Variable Products
                       Series      S&P 500/25/   S&P 500 Fund Index Average/16/

           1 year       27.9%         28.7%                   28.3%
          3 years       27.6          28.3                    27.8
          5 years       23.5          24.1                    23.6
         10 years       18.6          19.2                    20.5
  Since Inception       15.9          16.5                    n/a

                                          X    Fund Facts

                                          Goal: Investment results that
                                          correspond to the composite price
                                          and yield performance of United
                                          States publicly traded common
                                          stocks.
                                          Start date: March 30, 1987
                                          Size: $186 million as of
                                          December 31, 1998
                                          Managers: Gerald H. Scriver and
                                          Philip J. Cooper. Mr. Scriver and
                                          Mr. Cooper have managed the Series
                                          since 1993; they have also managed
                                          Westpeak Growth and Income Series
                                          since August 1993, New England
                                          Growth Opportunities Fund since May
                                          1995 and New England Capital Growth
                                          Fund since February 1998. Mr.
                                          Scriver joined Westpeak in July
                                          1991 and Mr. Cooper joined Westpeak
                                          in December 1991.
Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts, if these charges were included, the returns shown would be lower.
This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Westpeak Stock Index Series)

Investments as of December 31, 1998

Common Stocks--99.3% of Total Net Assets


 Shares                                                              Value (a)

        Airlines--0.3%
  3,300 AMR Corp.(c).............................................   $    195,937
  2,800 Delta Air Lines, Inc. ...................................        145,600
  6,200 Southwest Airlines Co. ..................................        139,113
  1,800 US Airways Group, Inc.(c)................................         93,600
                                                                    ------------
                                                                         574,250
                                                                    ------------
        Apparel & Textiles--0.2%
  1,300 Fruit of the Loom, Inc.(c)...............................         17,956
  1,200 Liz Claiborne, Inc. .....................................         37,875
  5,300 NIKE, Inc., Class B......................................        214,981
  1,100 Reebok International, Ltd.(c)............................         16,363
    600 Russell Corp. ...........................................         12,188
    300 Springs Industries, Inc. ................................         12,431
  2,200 VF Corp. ................................................        103,125
                                                                    ------------
                                                                         414,919
                                                                    ------------
        Automotive--1.4%
  1,400 Cooper Tire & Rubber Co. ................................         28,612
  3,022 Dana Corp. ..............................................        123,524
    700 Fleetwood Enterprises, Inc. .............................         24,325
 22,400 Ford Motor Co. ..........................................      1,314,600
 12,100 General Motors Corp. ....................................        865,906
  2,900 Goodyear Tire & Rubber...................................        146,269
  2,200 ITT Industries, Inc. ....................................         87,450
  1,320 Navistar International Corp.(c)..........................         37,620
  1,390 PACCAR, Inc. ............................................         57,164
                                                                    ------------
                                                                       2,685,470
                                                                    ------------
        Banks--6.4%
 31,824 BankAmerica Corp. .......................................      1,913,418
  5,500 BankBoston Corp. ........................................        214,156
  1,800 Bankers Trust New York Corp. ............................        153,788
  5,300 BB&T Corp. ..............................................        213,656
 15,840 Chase Manhattan Corp. ...................................      1,078,110
 42,353 Citigroup, Inc. .........................................      2,096,474
  2,900 Comerica, Inc. ..........................................        197,744
  4,900 Fifth Third Bancorp......................................        349,431
 17,970 First Union Corp. .......................................      1,092,801
 10,524 Fleet Financial Group, Inc. .............................        470,291
  3,940 Huntington Bancshares, Inc. .............................        118,446
  3,300 J.P. Morgan & Co., Inc. .................................        346,706
  8,200 Keycorp..................................................        262,400
  2,800 Mercantile Bancorp, Inc. ................................        129,150
  6,100 National City Corp. .....................................        442,250
  5,600 PNC Bank Corp. ..........................................        303,100
  4,000 Regions Financial Corp. .................................        161,250
  2,000 Republic New York Corp. .................................         91,125
  3,200 Summit Bancorp...........................................        139,800
  5,900 SunTrust Banks, Inc. ....................................        451,350
  4,950 Synovus Financial Corp. .................................        120,656
  2,400 Union Planters Corp. ....................................        108,750

 Shares                                                              Value (a)

  3,800 Wachovia Corp. ..........................................   $    332,263
 30,030 Wells Fargo & Co. .......................................      1,199,323
                                                                    ------------
                                                                      11,986,438
                                                                    ------------
        Banks & Thrifts--1.8%
 21,692 Banc One Corp. ..........................................      1,107,648
 13,900 Bank of New York, Inc. ..................................        559,475
  4,300 Firstar Corp. ...........................................        399,900
  4,800 Mellon Bank Corp. .......................................        330,000
  2,000 Northern Trust Corp. ....................................        174,625
  3,000 State Street Corp. ......................................        208,687
 13,808 U.S. Bancorp.............................................        490,184
                                                                    ------------
                                                                       3,270,519
                                                                    ------------
        Broadcasting--0.5%
  6,800 Comcast Corp. ...........................................        399,075
 11,300 MediaOne Group, Inc.(c)..................................        531,100
                                                                    ------------
                                                                         930,175
                                                                    ------------
        Business Services--1.2%
  5,600 Automatic Data Processing, Inc. .........................        449,050
  1,400 Ceridian Corp.(c)........................................         97,738
  2,900 Computer Sciences Corp.(c)...............................        186,869
  9,100 Electronic Data Systems Corp. ...........................        457,275
  7,900 HBO & Co. ...............................................        226,631
  3,020 IMS Health, Inc. ........................................        227,821
  3,100 Omnicom Group............................................        179,800
  3,000 Paychex, Inc. ...........................................        154,312
    500 Shared Medical System....................................         24,938
  2,500 The Interpublic Group of Companies, Inc. ................        199,375
                                                                    ------------
                                                                       2,203,809
                                                                    ------------
        Chemicals--2.3%
  4,300 Air Products & Chemicals, Inc. ..........................        172,000
  1,400 Ashland, Inc. ...........................................         67,725
  2,100 Avery Dennison Corp. ....................................         94,631
  4,150 Dow Chemical Co. ........................................        377,391
 21,000 E.l. du Pont de Nemours & Co. ...........................      1,114,312
  1,400 Eastman Chemical Co. ....................................         62,650
  2,400 Ecolab, Inc. ............................................         86,850
  2,625 Engelhard Corp. .........................................         51,188
  1,100 Great Lakes Chemical Corp. ..............................         44,000
  1,700 Hercules, Inc. ..........................................         46,538
  7,500 Minnesota Mining & Manufacturing Co. ....................        533,437
 11,100 Monsanto Co. ............................................        527,250
  2,400 Morton International, Inc. ..............................         58,800
  1,200 Nalco Chemical Co. ......................................         37,200
  6,600 Occidental Petroleum Corp. ..............................        111,375
  3,300 PPG Industries, Inc. ....................................        192,225
  2,900 Praxair, Inc. ...........................................        102,225
  3,300 Rohm & Haas Co. .........................................         99,412
  1,596 Sealed Air Corp.(c)......................................         81,496

                See accompanying notes to financial statements.

New England Zenith Fund
(Westpeak Stock Index Series)

Investments as of December 31, 1998

Common Stocks--(Continued)


 Shares                                                              Value (a)

        Chemicals--(Continued)
  3,200 Sherwin Williams Co......................................   $     94,000
  3,100 Tenneco, Inc.............................................        105,594
  2,500 Union Carbide Corp.......................................        106,250
  1,400 W.R. Grace & Co.(c)......................................         21,963
  1,875 Westvaco Corp............................................         50,273
                                                                    ------------
                                                                       4,238,785
                                                                    ------------
        Computer Software & Services--4.9%
  1,300 Adobe Systems, Inc.......................................         60,775
    800 Autodesk, Inc............................................         34,150
  3,800 BMC Software, Inc.(c)....................................        169,337
 15,948 Cendant Corp.(c).........................................        304,009
 10,400 Computer Associates International, Inc...................        443,300
  3,400 Compuware Corp.(c).......................................        265,625
  8,300 First Data Corp. ........................................        263,006
 45,700 Microsoft Corp.(c).......................................      6,338,019
  6,500 Novell, Inc.(c)..........................................        117,812
 18,037 Oracle Systems Corp.(c)..................................        777,846
  5,000 Parametric Technology Corp.(c)...........................         81,250
  4,200 PeopleSoft, Inc.(c)......................................         79,538
  4,700 Unisys Corp.(c)..........................................        161,856
                                                                    ------------
                                                                       9,096,523
                                                                    ------------
        Computers & Business Equipment--7.0%
  6,700 3Com Corp.(c)............................................        300,244
  2,500 Apple Computer(c)........................................        102,344
  4,000 Ascend Communications, Inc.(c)...........................        263,000
  3,100 Cabletron Systems, Inc.(c)...............................         25,962
 28,825 Cisco Systems, Inc.(c)...................................      2,675,320
 30,947 Compaq Computer Corp. ...................................      1,297,840
    900 Data General Corp.(c)....................................         14,794
 23,500 Dell Computer Corp.(c)...................................      1,719,906
  9,200 EMC Corp.(c).............................................        782,000
  2,900 Gateway 2000, Inc.(c)....................................        148,444
 19,300 Hewlett-Packard Co. .....................................      1,318,431
  2,600 Ikon Office Solutions, Inc. .............................         22,263
 17,300 International Business Machines..........................      3,196,175
  5,100 Pitney Bowes, Inc. ......................................        336,919
  4,500 Seagate Technology(c)....................................        136,125
  3,500 Silicon Graphics, Inc.(c)................................         45,062
  6,100 Xerox Corp. .............................................        719,800
                                                                    ------------
                                                                      13,104,629
                                                                    ------------
        Computer Hardware--0.3%
  7,000 Sun Microsystems, Inc.(c)................................        599,375
                                                                    ------------
        Construction--0.2%
    700 Armstrong World Industries, Inc. ........................         42,219
  1,100 Centex Corp. ............................................         49,569
  1,500 Fluor Corp. .............................................         63,844
    700 Kaufman & Broad Home Corp. ..............................         20,125

 Shares                                                            Value (a)

  6,300 Masco Corp. ...........................................   $    181,125
  1,000 Owens-Corning..........................................         35,437
    800 Pulte Corp. ...........................................         22,250
                                                                  ------------
                                                                       414,569
                                                                  ------------
        Consumer Goods & Services--0.2%
  1,700 Black & Decker Corp. ..................................         95,306
  1,700 Maytag Corp. ..........................................        105,825
  1,400 Whirlpool Corp. .......................................         77,525
                                                                  ------------
                                                                       278,656
                                                                  ------------
        Consumer--Jewelry/Novelty/Gifts--0.0%
    600 Jostens, Inc. .........................................         15,712
                                                                  ------------
        Defense & Aerospace--1.3%
    500 Aeroquip-Vickers, Inc. ................................         14,969
 10,400 Allied Signal, Inc. ...................................        460,850
  1,400 B.F. Goodrich Co. .....................................         50,225
  2,300 General Dynamics Corp. ................................        134,838
  3,615 Lockheed Martin Corp. .................................        306,371
  1,300 Northrop Grumman Corp. ................................         95,063
  6,300 Raytheon Co., Class B..................................        335,475
  3,000 Textron, Inc. .........................................        227,812
 18,754 The Boeing Co. ........................................        611,849
  2,300 TRW, Inc. .............................................        129,231
                                                                  ------------
                                                                     2,366,683
                                                                  ------------
        Drugs--8.7%
  1,200 Allergan, Inc. ........................................         77,700
  1,600 ALZA Corp.(c)..........................................         83,600
 24,400 American Home Products Corp. ..........................      1,374,025
  4,600 Amgen, Inc.(c).........................................        480,988
 18,480 Bristol-Myers Squibb Co. ..............................      2,472,855
  3,700 Cardinal Health, Inc. .................................        280,738
 20,400 Eli Lilly & Co. .......................................      1,813,050
 22,100 Merck & Co. ...........................................      3,263,894
 24,200 Pfizer, Inc. ..........................................      3,035,587
  9,380 Pharmacia & Upjohn, Inc. ..............................        531,142
 27,200 Schering-Plough Corp. .................................      1,502,800
  1,800 Sigma-Aldrich..........................................         52,875
 15,200 Warner-Lambert Co. ....................................      1,142,850
                                                                  ------------
                                                                    16,112,104
                                                                  ------------
        Electric Utilities--2.4%
  3,300 AES Corp.(c)...........................................        156,338
  2,500 Ameren Corp.(c)........................................        106,719
  3,500 American Electric Power, Inc. .........................        164,719
  2,800 Baltimore Gas & Electric Co ...........................         86,450
  2,800 Carolina Power & Light Co. ............................        131,775
  3,900 Central & South West Corp. ............................        107,006
  2,911 Cinergy Corp. .........................................        100,066
  4,300 Consolidated Edison, Inc. .............................        227,362

                See accompanying notes to financial statements.
50

New England Zenith Fund
(Westpeak Stock Index Series)

Investments as of December 31, 1998

Common Stocks--(Continued)


 Shares                                                              Value (a)

        Electric Utilities--(Continued)
  3,650 Dominion Resources, Inc. ................................   $    170,638
  2,700 DTE Energy Co. ..........................................        115,763
  6,727 Duke Power Co. ..........................................        430,948
  6,600 Edison International.....................................        183,975
  4,600 Entergy Corp. ...........................................        143,175
  4,400 FirstEnergy Corp.(c).....................................        143,275
  3,300 FPL Group, Inc. .........................................        203,362
  2,300 GPU, Inc. ...............................................        101,631
  5,448 Houston Industries, Inc. ................................        175,017
  2,100 New Century Energies, Inc. ..............................        102,375
  3,500 Niagara Mohawk Power Corp.(c)............................         56,438
  2,800 Northern States Power Co. ...............................         77,700
  7,100 Pacific Gas & Electric Corp. ............................        223,650
  5,600 Pacificorp...............................................        117,950
  4,100 PECO Energy Co. .........................................        170,662
  2,800 PP&L Resources, Inc. ....................................         78,050
  4,300 Public Service Enterprise Group..........................        172,000
 12,900 Southern Co. ............................................        374,906
  5,125 Texas Utilities Co. .....................................        239,273
  4,000 Unicom Corp. ............................................        154,250
                                                                    ------------
                                                                       4,515,473
                                                                    ------------
        Electronics--3.5%
  4,056 AMP, Inc. ...............................................        211,165
  1,530 Andrew Corp.(c)..........................................         25,245
  2,200 Cooper Industries, Inc. .................................        104,912
  4,300 Corning, Inc. ...........................................        193,500
  1,300 Eaton Corp. .............................................         91,894
    800 EG&G, Inc. ..............................................         22,250
  8,100 Emerson Electric Co. ....................................        490,050
    800 Foster Wheeler Corp. ....................................         10,550
  2,800 General Instrument Corp.(c)..............................         95,025
  1,500 Harris Corp. ............................................         54,938
  2,300 Honeywell, Inc. .........................................        173,219
  1,500 Johnson Controls, Inc. ..................................         88,500
 24,412 Lucent Technologies, Inc. ...............................      2,685,320
    800 Millipore Corp. .........................................         22,750
 11,100 Motorola, Inc. ..........................................        677,794
 12,100 Northern Telecom, Ltd. ..................................        606,512
  1,100 Phelps Dodge Corp. ......................................         55,962
  1,500 Raychem Corp. ...........................................         48,469
  3,500 Rockwell International Corp. ............................        169,969
  1,400 Scientific Atlanta, Inc. ................................         31,938
  2,200 Solectron Corp.(c).......................................        204,462
    950 Tektronix, Inc. .........................................         28,559
  3,500 Tellabs, Inc.(c).........................................        239,969
    900 The Perkin-Elmer Corp. ..................................         87,806
  3,100 Thermo Electron Corp.(c).................................         52,506
  1,000 Thomas & Betts Corp. ....................................         43,313
  1,800 W.W. Grainger, Inc. .....................................         74,925
                                                                    ------------
                                                                       6,591,502
                                                                    ------------

 Shares                                                              Value (a)

        Energy Reserves--4.9%
  1,700 Amerada Hess Corp. ......................................   $     84,575
  2,200 Anadarko Petroleum Corp. ................................         67,925
  1,800 Apache Corp. ............................................         45,563
  5,900 Atlantic Richfield Co. ..................................        384,975
  3,262 Burlington Resources, Inc. ..............................        116,820
 12,100 Chevron Corp. ...........................................      1,003,544
 45,200 Exxon Corp. .............................................      3,305,250
 14,500 Mobil Corp. .............................................      1,263,312
  2,000 Oryx Energy Corp.(c).....................................         26,875
  4,800 Phillips Petroleum Co. ..................................        204,600
 39,700 Royal Dutch Petroleum Co. ...............................      1,900,637
  9,900 Texaco, Inc. ............................................        523,463
  4,764 Union Pacific Resources Group, Inc. .....................         43,174
  4,500 Unocal Corp. ............................................        131,344
                                                                    ------------
                                                                       9,102,057
                                                                    ------------
        Environmental Services--0.3%
  3,200 Browning-Ferris Industries, Inc. ........................         91,000
 10,600 Waste Management, Inc. ..................................        494,225
                                                                    ------------
                                                                         585,225
                                                                    ------------
        Financial Services--6.4%
  8,400 American Express Co. ....................................        858,900
  3,100 Aon Corp. ...............................................        171,663
 12,902 Associates First Capital Corp. ..........................        546,722
  1,200 Capital One Financial Corp. .............................        138,000
  2,100 Countrywide Credit Industries, Inc. .....................        105,394
  3,120 Dun & Bradstreet Corp. ..................................         98,475
  2,700 Equifax, Inc. ...........................................         92,306
 12,600 Federal Home Loan Mortgage Corp. ........................        811,912
 19,200 Federal National Mortgage Association....................      1,420,800
 60,300 General Electric Co. ....................................      6,154,369
  1,900 H & R Block, Inc. .......................................         85,500
  9,153 Household International, Inc. ...........................        362,688
  4,700 Marsh & McLennan Companies, Inc. ........................        274,656
 13,970 MBNA Corp. ..............................................        348,377
  2,500 Provident Companies, Inc. ...............................        103,750
  2,550 Providian Financial Corp. ...............................        191,250
  3,100 SLM Holding Corp. .......................................        148,800
    612 Waddell & Reed Financial, Inc.(c)........................         14,229
                                                                    ------------
                                                                      11,927,791
                                                                    ------------
        Food & Beverages--6.1%
 11,058 Archer-Daniels-Midland Co. ..............................        190,059
  5,300 Bestfoods................................................        282,225
  8,300 Campbell Soup Co. .......................................        456,500
 45,700 Coca-Cola Co. ...........................................      3,056,187
  7,500 Coca-Cola Enterprises, Inc. .............................        268,125
  9,000 ConAgra, Inc. ...........................................        283,500
  2,800 General Mills, Inc. .....................................        217,700
  6,700 H.J. Heinz Co. ..........................................        379,387
  2,600 Hershey Foods Corp. .....................................        161,688

                See accompanying notes to financial statements.

New England Zenith Fund
(Westpeak Stock Index Series)

Investments as of December 31, 1998

Common Stocks--(Continued)


 Shares                                                              Value (a)

        Food & Beverages--(Continued)
  7,500 Kellogg Co. .............................................   $    255,938
 27,300 PepsiCo, Inc. ...........................................      1,117,594
 45,100 Philip Morris Companies, Inc. ...........................      2,412,850
  4,500 Pioneer Hi-Bred International, Inc. .....................        121,500
  2,500 Quaker Oats Co. .........................................        148,750
  6,000 RJR Nabisco Holdings Corp. ..............................        178,125
 17,200 Sara Lee Corp. ..........................................        484,825
  2,200 Supervalu, Inc. .........................................         61,600
  6,200 Sysco Corp. .............................................        170,113
 11,900 Unilever NV..............................................        986,956
  2,100 William Wrigley Jr. Co. .................................        188,081
                                                                    ------------
                                                                      11,421,703
                                                                    ------------
        Freight Transportation--0.2%
  2,780 Federal Express Corp. ...................................        247,420
  6,100 Laidlaw, Inc ............................................         61,381
                                                                    ------------
                                                                         308,801
                                                                    ------------
        Gas & Pipeline Utilities--0.2%
  1,500 Columbia Energy Group, Inc. .............................         86,625
  1,800 Consolidated Natural Gas Co. ............................         97,200
    900 Nicor, Inc. .............................................         38,025
    600 ONEOK, Inc., New.........................................         21,675
    600 Peoples Energy Corp. ....................................         23,925
  4,455 Sempra Energy(c).........................................        113,046
                                                                    ------------
                                                                         380,496
                                                                    ------------
        Health Care--Products--3.4%
 28,500 Abbott Laboratories......................................      1,396,500
  1,000 Bausch & Lomb, Inc. .....................................         60,000
  5,300 Baxter International, Inc. ..............................        340,856
  4,600 Becton, Dickinson & Co. .................................        196,363
  2,000 Biomet, Inc. ............................................         80,500
  7,300 Boston Scientific Corp.(c)...............................        195,731
  1,000 C.R. Bard, Inc. .........................................         49,500
  2,800 Guidant Corp. ...........................................        308,700
 24,900 Johnson & Johnson........................................      2,088,488
  1,300 Mallinckrodt, Inc. ......................................         40,056
  8,700 Medtronic, Inc. .........................................        645,975
  1,600 St. Jude Medical, Inc.(c)................................         44,300
 11,888 TYCO International, Ltd. ................................        896,801
                                                                    ------------
                                                                       6,343,770
                                                                    ------------
        Health Care--Services--0.5%
 11,986 Columbia/HCA Healthcare Corp. ...........................        296,653
  2,000 HCR Manor Care, Inc.(c)..................................         58,750
  7,800 HEALTHSOUTH Corp.(c).....................................        120,413
  3,100 Humana, Inc.(c)..........................................         55,219
  4,800 Service Corporation International........................        182,700
  5,700 Tenet Healthcare Corp.(c)................................        149,625
  3,600 United Healthcare Corp. .................................        155,025
                                                                    ------------
                                                                       1,018,385
                                                                    ------------

 Shares                                                              Value (a)

        Hotels & Restaurants--0.8%
  2,600 Darden Restaurants, Inc. ................................   $     46,800
  1,850 Harrahs Entertainment, Inc.(c)...........................         29,022
  4,800 Hilton Hotels Corp. .....................................         91,800
  4,600 Marriott International, Inc.(c)..........................        133,400
 12,700 McDonald's Corp. ........................................        973,137
  3,400 Mirage Resorts, Inc.(c)..................................         50,788
  2,820 Tricon Global Restaurants, Inc.(c).......................        141,352
  2,300 Wendy's International, Inc. .............................         50,169
                                                                    ------------
                                                                       1,516,468
                                                                    ------------
        Household Products--2.7%
  1,000 Alberto Culver Co. ......................................         26,688
  4,900 Avon Products, Inc. .....................................        216,825
  1,300 Brown-Forman Corp., Class B..............................         98,394
  1,900 Clorox Co. ..............................................        221,944
  5,500 Colgate-Palmolive Co. ...................................        510,812
  3,200 Fortune Brands, Inc. ....................................        101,200
 20,800 Gillette Co. ............................................      1,004,900
  2,000 International Flavours & Fragrances, Inc. ...............         88,375
    800 National Service Industries, Inc. .......................         30,400
  3,000 Newell Co. ..............................................        123,750
 24,820 Procter & Gamble Co. ....................................      2,266,376
  5,800 Ralston Purina Co. ......................................        187,775
  2,800 Rubbermaid, Inc. ........................................         88,025
  1,100 Tupperware Corp. ........................................         18,081
                                                                    ------------
                                                                       4,983,545
                                                                    ------------
        Industrial Services--0.0%
  1,400 Ryder Systems, Inc. .....................................         36,400
                                                                    ------------
        Industrial Parts & Machinery--1.1%
    400 Briggs & Stratton Corp. .................................         19,950
  1,400 Case Corp. ..............................................         30,538
  6,700 Caterpillar, Inc. .......................................        308,200
  1,200 Crane Co. ...............................................         36,225
    700 Cummins Engine, Inc. ....................................         24,850
  2,500 Danaher Corp. ...........................................        135,781
  4,500 Deere & Co. .............................................        149,062
  4,100 Dover Corp. .............................................        150,162
  3,300 Genuine Parts Co. .......................................        110,344
    900 Harnischfeger Industries, Inc. ..........................          9,169
  4,600 Illinois Tool Works, Inc. ...............................        266,800
  3,000 Ingersoll-Rand Co. ......................................        140,812
  1,100 McDermott International, Inc. ...........................         27,156
    700 Milacron, Inc. ..........................................         13,475
    100 Nacco Industries, Inc. ..................................          9,200
  2,300 Pall Corp. ..............................................         58,219
  2,050 Parker Hannifin Corp. ...................................         67,138
  1,050 Snap-On, Inc. ...........................................         36,553
  1,600 Stanley Works............................................         44,400
  1,100 Timken Co. ..............................................         20,763
  4,200 United Technologies Corp. ...............................        456,750
                                                                    ------------
                                                                       2,115,547
                                                                    ------------


                See accompanying notes to financial statements.
52

New England Zenith Fund
(Westpeak Stock Index Series)

Investments as of December 31, 1998

Common Stocks--(Continued)


 Shares                                                              Value (a)

        Internet Content--0.7%
  8,500 America Online...........................................   $  1,360,000
                                                                    ------------
        Leisure--0.4%
  1,800 Brunswick Corp. .........................................         44,550
  5,950 Eastman Kodak Co. .......................................        428,400
  2,450 Hasbro, Inc. ............................................         88,506
  5,450 Mattel, Inc. ............................................        124,328
    800 Polaroid Corp. ..........................................         14,950
                                                                    ------------
                                                                         700,734
                                                                    ------------
        Life Insurance--1.1%
  2,683 Aetna, Inc. .............................................        210,951
  4,698 American General Corp. ..................................        366,444
  3,900 CIGNA Corp. .............................................        301,519
  5,807 Conseco, Inc. ...........................................        177,476
  1,937 Jefferson Pilot Corp. ...................................        145,275
  1,800 Lincoln National Corp., Inc. ............................        147,262
  3,800 SunAmerica, Inc. ........................................        308,275
  2,600 Torchmark Corp. .........................................         91,813
  1,100 Transamerica Corp. ......................................        127,050
  2,600 UNUM Corp. ..............................................        151,775
                                                                    ------------
                                                                       2,027,840
                                                                    ------------
        Liquor--0.5%
    600 Adolph Coors Co., Class B................................         33,863
  8,900 Anheuser-Busch Companies, Inc. ..........................        584,062
  7,300 Seagram Company, Ltd. ...................................        277,400
                                                                    ------------
                                                                         895,325
                                                                    ------------
        Media & Entertainment--2.7%
 11,500 Carnival Corp. ..........................................        552,000
 13,300 CBS Corp.(c).............................................        435,575
  4,600 Clear Channel Communications(c)..........................        250,700
  1,300 King World Productions, Inc.(c)..........................         38,269
  9,700 Tele-Communications, Inc.(c).............................        536,531
 22,200 Time Warner, Inc. .......................................      1,377,787
  2,200 Tribune Co. .............................................        145,200
  6,657 Viacom, Inc., Class B(c).................................        492,618
 37,994 Walt Disney Co...........................................      1,139,820
                                                                    ------------
                                                                       4,968,500
                                                                    ------------
        Metals & Mining--0.5%
  4,200 Alcan Aluminium, Ltd. ...................................        113,662
  3,632 Allegheny Teledyne, Inc. ................................         74,229
  3,400 Aluminum Company of America..............................        253,512
    800 ASARCO, Inc. ............................................         12,050
    500 Ball Corp. ..............................................         22,875
  2,400 Bethlehem Steel Corp.(c).................................         20,100
  2,300 Crown Cork & Seal Company, Inc. .........................         70,869
  1,850 Cyprus Amax Minerals Co. ................................         18,500
  3,100 Inco, Ltd. ..............................................         32,744

 Shares                                                              Value (a)

  1,600 Nucor Corp. .............................................   $     69,200
  2,900 Owens Illinois, Inc.(c)..................................         88,813
  1,300 Reynolds Metals Co. .....................................         68,494
  1,620 USX-U.S. Steel Group.....................................         37,260
  1,700 Worthington Industries, Inc. ............................         21,250
                                                                    ------------
                                                                         903,558
                                                                    ------------
        Natural Gas--0.0%
    400 Eastern Enterprises......................................         17,500
                                                                    ------------
        Oil--Foreign--0.0%
    900 Kerr-McGee Corp. ........................................         34,425
                                                                    ------------
        Oil--Refining & Distribution--0.6%
  3,900 Coastal Corp. ...........................................        136,256
  6,100 Enron Corp. .............................................        348,082
  2,100 Sonat, Inc. .............................................         56,831
  1,700 Sunoco, Inc. ............................................         61,306
  5,700 USX-Marathon Group.......................................        171,713
  7,900 Williams Companies, Inc. ................................        246,381
                                                                    ------------
                                                                       1,020,569
                                                                    ------------
        Oil Services--0.5%
  5,900 Baker Hughes, Inc. ......................................        104,356
    600 FMC Corp.(c).............................................         33,600
  8,100 Halliburton Co. .........................................        239,963
    900 Helmerich & Payne, Inc. .................................         17,438
  1,600 Rowan Companies, Inc.(c).................................         16,000
 10,100 Schlumberger, Ltd. ......................................        465,862
                                                                    ------------
                                                                         877,219
                                                                    ------------
        Paper & Forest Products--0.9%
  1,000 Bemis, Inc. .............................................         37,938
  1,033 Boise Cascade Corp. .....................................         32,023
  1,800 Champion International Corp. ............................         72,900
  4,100 Fort James Corp. ........................................        164,000
  1,700 Georgia Pacific Corp. ...................................         99,556
  5,710 International Paper Co. .................................        255,879
 10,112 Kimberly-Clark Corp. ....................................        551,104
  2,000 Louisiana Pacific Corp. .................................         36,625
  1,900 Mead Corp. ..............................................         55,694
    500 Potlatch Corp. ..........................................         18,438
  1,881 Smurfit Container Corp.(c)...............................         29,743
  1,000 Temple-Inland, Inc. .....................................         59,312
  1,300 Union Camp Corp. ........................................         87,750
  3,700 Weyerhaeuser Co. ........................................        188,006
  2,000 Willamette Industries, Inc. .............................         67,000
                                                                    ------------
                                                                       1,755,968
                                                                    ------------


                See accompanying notes to financial statements.

New England Zenith Fund
(Westpeak Stock Index Series)

Investments as of December 31, 1998

Common Stocks--(Continued)


 Shares                                                              Value (a)

        Precious Metal--0.2%
  6,900 Barrick Gold Corp........................................   $    134,550
  4,300 Battle Mountain Gold Co..................................         17,737
  3,300 Freeport McMoRan Copper & Gold,
         Class B(c)..............................................         34,444
  4,500 Homestake Mining Co......................................         41,344
  3,041 Newmont Mining Corp......................................         54,928
  4,600 Placer Dome, Inc.........................................         52,900
                                                                    ------------
                                                                         335,903
                                                                    ------------
        Property & Casualty Insurance--2.1%
 15,372 Allstate Corp............................................        593,743
 19,477 American International Group, Inc. ......................      1,881,965
  3,000 Chubb Corp...............................................        194,625
  3,100 Cincinnati Financial Corp................................        113,538
  4,300 Hartford Financial Services Group........................        235,962
  2,100 Loews Corp...............................................        206,325
  1,800 MBIA, Inc................................................        118,013
  2,100 MGIC Investment Corp.....................................         83,606
  1,300 Progressive Corp.........................................        220,187
  2,600 Safeco Corp..............................................        111,638
  4,370 St. Paul Companies, Inc. ................................        151,858
                                                                    ------------
                                                                       3,911,460
                                                                    ------------
        Publishing--0.7%
  1,300 American Greetings Corp..................................         53,381
  1,500 Deluxe Corp..............................................         54,844
  1,800 Dow Jones & Company, Inc.................................         86,625
  5,300 Gannett Co...............................................        341,850
  1,300 Harcourt General, Inc....................................         69,144
  1,400 Knight-Ridder, Inc.......................................         71,575
  1,800 McGraw-Hill Companies, Inc...............................        183,375
  1,000 Meredith Corp............................................         37,875
  1,800 Moore Corporation, Ltd...................................         19,800
  3,500 New York Times Co........................................        121,406
  2,500 R.R. Donnelley & Sons Co.................................        109,531
  1,600 Times Mirror Co..........................................         89,600
                                                                    ------------
                                                                       1,239,006
                                                                    ------------
        Railroads & Equipment--0.5%
  8,766 Burlington Northern Santa Fe.............................        295,852
  4,100 CSX Corp. ...............................................        170,150
  7,000 Norfolk Southern Corp....................................        221,812
  4,600 Union Pacific Corp.......................................        207,288
                                                                    ------------
                                                                         895,102
                                                                    ------------
        Retail--Clothing--0.5%
 10,875 Gap, Inc.................................................        611,719
  4,193 Limited, Inc.............................................        122,121
  2,800 Nordstrom, Inc...........................................         97,125
  5,900 TJX Companies, Inc.......................................        171,100
                                                                    ------------
                                                                       1,002,065
                                                                    ------------

 Shares                                                              Value (a)

        Retail--Department Store--3.0%
  4,039 Costco Companies, Inc.(c)................................   $    291,565
  8,100 Dayton Hudson Corp.......................................        439,425
  2,100 Dillard's, Inc...........................................         59,588
  3,900 Federated Department Stores, Inc.(c).....................        169,894
  2,900 Fred Meyer, Inc.(c)......................................        174,725
  4,700 J.C. Penney, Inc.........................................        220,313
  9,100 K mart Corp.(c)..........................................        139,344
  2,900 Kohls Corp.(c)...........................................        178,169
  4,300 May Department Stores Co.................................        259,612
  7,200 Sears, Roebuck & Co......................................        306,000
 41,400 Wal-Mart Stores, Inc.....................................      3,371,512
                                                                    ------------
                                                                       5,610,147
                                                                    ------------
        Retail--Food & Drug--0.8%
  4,600 Albertson's, Inc.........................................        292,963
  5,100 American Stores Co.......................................        188,381
    700 Great Atlantic & Pacific Tea Co..........................         20,738
  4,800 Kroger Co.(c)............................................        290,400
  9,000 Safeway, Inc.(c).........................................        548,437
  2,800 Winn-Dixie Stores, Inc...................................        125,650
                                                                    ------------
                                                                       1,466,569
                                                                    ------------
        Retail--Specialty--2.1%
  2,800 Autozone, Inc.(c)........................................         92,225
  1,900 Circuit City Stores, Inc. ...............................         94,881
  2,000 Consolidated Stores Corp.(c).............................         40,375
  7,200 CVS Corp.................................................        396,000
  3,450 Dollar General Corp......................................         81,506
 27,246 Home Depot, Inc..........................................      1,667,115
    700 Longs Drug Stores Corp...................................         26,250
  6,500 Lowe's Companies, Inc. ..................................        332,719
  1,200 Pep Boys-Manny, Moe & Jack...............................         18,825
  4,800 Rite Aid Corp............................................        237,900
  5,300 Staples, Inc.(c).........................................        231,544
  1,800 Tandy Corp...............................................         74,137
  5,075 Toys R Us, Inc.(c).......................................         85,641
  9,200 Walgreen Co..............................................        538,775
                                                                    ------------
                                                                       3,917,893
                                                                    ------------
        Securities & Asset Management--1.0%
  2,100 Bear Stearns Companies, Inc..............................         78,488
  7,425 Charles Schwab Corp......................................        417,192
  4,700 Franklin Resources, Inc..................................        150,400
  2,200 Lehman Brothers Holdings, Inc. ..........................         96,937
  6,400 Merrill Lynch & Company, Inc.............................        427,200
 10,899 Morgan Stanley Dean Witter...............................        773,829
                                                                    ------------
                                                                       1,944,046
                                                                    ------------


                See accompanying notes to financial statements.
54

New England Zenith Fund
(Westpeak Stock Index Series)

Investments as of December 31, 1998

Common Stocks--(Continued)               Short Term Investment--1.1%


 Shares                                                              Value (a)

        Semi-Conductors--2.7%
  2,700 Advanced Micro Devices, Inc.(c)..........................   $     78,131
  6,700 Applied Materials, Inc.(c)...............................        286,006
 31,100 Intel Corp...............................................      3,687,294
  1,600 KLA Instruments Corp.(c).................................         69,400
  2,600 LSI Logic Corp.(c).......................................         41,925
  4,000 Micron Technology, Inc.(c)...............................        202,250
  3,100 National Semiconductor Corp.(c)..........................         41,850
  7,200 Texas Instruments, Inc...................................        616,050
                                                                    ------------
                                                                       5,022,906
                                                                    ------------
        Telecommunication--8.2%
 10,700 AirTouch Communications, Inc.(c).........................        771,738
  5,100 ALLTEL Corp..............................................        305,044
 20,500 Ameritech Corp...........................................      1,299,187
 33,535 AT&T Corp................................................      2,523,509
 28,852 Bell Atlantic Corp.......................................      1,529,156
 36,600 BellSouth Corp...........................................      1,825,425
  3,300 Frontier Corp............................................        112,200
 17,900 GTE Corp.................................................      1,163,500
 32,970 MCI Worldcom, Inc.(c)....................................      2,365,597
  5,400 NEXTEL Communications, Inc.(c)...........................        127,575
 36,316 SBC Communications, Inc..................................      1,947,445
  8,000 Sprint Corp.(c)..........................................        673,000
  3,900 Sprint PCS...............................................         90,188
  9,392 United States West, Inc..................................        606,958
                                                                    ------------
                                                                      15,340,522
                                                                    ------------
        Thrift--0.3%
  1,000 Golden West Financial Corp. .............................         91,688
 10,913 Washington Mutual, Inc...................................        416,740
                                                                    ------------
                                                                         508,428
                                                                    ------------
        Tobacco--0.1%
  3,400 UST, Inc.................................................        118,575
                                                                    ------------
        Total Common Stock
         (Identified Cost $96,691,492)...........................    185,014,039
                                                                    ------------

    Face
   Amount                                                           Value (a)

 $2,054,000 Repurchase Agreement with State Street Corp. dated
             12/31/1998 at 4.00% to be repurchased at $2,054,913
             on 1/04/1999 collateralized by $1,540,000 U.S.
             Treasury Bond 8.125% due 8/15/2019 with a value of
             $2,099,453.........................................   $  2,054,000
                                                                   ------------
            Total Short Term Investment
             (Identified Cost $2,054,000).......................      2,054,000
                                                                   ------------
            Total Investments--100.4%
             (Identified Cost $98,745,492)(b)...................    187,068,039
            Other assets less liabilities.......................      (789,808)
                                                                   ------------
            Total Net Assets--100%..............................   $186,278,231
                                                                   ============

(a) See Note 1A of Notes to Financial Statements.
(b) Federal Tax Information:
  At December 31, 1998 the net unrealized appreciation on investments based on cost of $98,888,507 for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost..............  $ 90,403,877
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value..............    (2,224,345)
                                                                   ------------
   Net unrealized appreciation...................................  $ 88,179,532
                                                                   ============

(c) Non-income producing security.

                See accompanying notes to financial statements.

New England Zenith Fund
(Westpeak Stock Index Series)

Statement of Assets & Liabilities         Statement of Operations
December 31, 1998                         Year Ended December 31, 1998



Assets
 Investments at value.................................             $187,068,039
 Cash.................................................                    2,974
 Receivable for:
 Fund shares sold.....................................                  237,913
 Securities sold......................................                1,381,671
 Dividends and interest...............................                  193,788
 Foreign taxes........................................                      788
                                                                   ------------
                                                                    188,885,173
Liabilities
 Payable for:
 Securities purchased.................................  $2,361,408
 Fund shares redeemed.................................     116,916
 Withholding taxes....................................          15
 Accrued expenses:
 Management fees......................................      38,050
 Deferred trustees' fees..............................      68,986
 Other expenses.......................................      21,567
                                                        ----------
                                                                      2,606,942
                                                                   ------------
                                                                   $186,278,231
                                                                   ============
Net Assets
 Net Assets consist of:
 Capital paid in......................................             $ 97,217,861
 Overdistributed net investment
  income..............................................                   (1,334)
 Accumulated net realized gains (losses)..............                  739,157
 Unrealized appreciation (depreciation) on
  investments.........................................               88,322,547
                                                                   ------------
Net Assets............................................             $186,278,231
                                                                   ============
Computation of offering price:
Net asset value and redemption price per share
 ($186,278,231 divided by 948,805 shares of beneficial
 interest)............................................             $     196.33
                                                                   ============
Identified cost of investments........................             $ 98,745,492
                                                                   ============

Investment Income
 Dividends.............................................           $ 2,242,316(a)
 Interest..............................................                91,547
                                                                  -----------
                                                                    2,333,863
Expenses
 Management fees.......................................  $381,940
 Trustees' fees and expenses...........................    28,747
 Custodian.............................................    79,451
 Audit and tax services................................    12,888
 Legal.................................................     9,295
 Printing..............................................    41,119
 Insurance.............................................     4,150
 Miscellaneous.........................................     3,950
                                                         --------
  Total expenses.......................................               561,540
                                                                  -----------
Net investment income..................................             1,772,323
Realized and Unrealized Gain (Loss) on Investments
 Realized gain (loss) on:
 Investments--net......................................             1,822,491
 Unrealized appreciation (depreciation) on:
 Investments--net......................................            34,683,663
                                                                  -----------
Net gain (loss) on investment transactions.............            36,506,154
                                                                  -----------
Net Increase (Decrease) in Net Assets from Operations..           $38,278,477
                                                                  ===========

(a)Net of foreign taxes of: $13,113

                See accompanying notes to financial statements.
56

New England Zenith Fund
(Westpeak Stock Index Series)

Statement of Changes in Net Assets



                                                      Year Ended    Year Ended
                                                     December 31,  December 31,
                                                         1997          1998
                                                     ------------  ------------
From Operations....................................
 Net investment income.............................  $  1,474,760  $  1,772,323
 Net realized gain (loss) on investments...........       327,190     1,822,491
 Unrealized appreciation (depreciation) on
  investments......................................    26,442,859    34,683,663
                                                     ------------  ------------
 Increase (decrease) in net assets from operations.    28,244,809    38,278,477
                                                     ------------  ------------
From Distributions to Shareholders
 Net investment income.............................    (1,486,184)   (1,781,029)
 Net realized gain on investments..................      (619,246)     (965,891)
                                                     ------------  ------------
                                                       (2,105,430)   (2,746,920)
                                                     ------------  ------------
From Capital Shares Transactions
 Proceeds from sale of shares......................    41,747,560    63,090,085
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     1,486,184     1,781,029
 Distributions from net realized gain..............       619,246       965,891
                                                     ------------  ------------
                                                       43,852,990    65,837,005
 Cost of shares redeemed...........................   (24,172,689)  (41,673,859)
                                                     ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................    19,680,301    24,163,146
                                                     ------------  ------------
 Total increase (decrease) in net assets...........    45,819,680    59,694,703
Net Assets
 Beginning of the year.............................    80,763,848   126,583,528
                                                     ------------  ------------
 End of the year...................................  $126,583,528  $186,278,231
                                                     ============  ============
Undistributed (overdistributed) Net Investment
 Income
 Beginning of the year.............................  $      8,445  $      7,372
                                                     ============  ============
 End of the year...................................  $      7,372  $     (1,334)
                                                     ============  ============
Number of Shares of the Fund:
 Issued from the sale of shares....................       294,863       362,065
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........         9,711         9,000
 Distributions from net realized gain..............         4,056         4,886
                                                     ------------  ------------
                                                          308,630       375,951
 Redeemed..........................................      (171,087)     (239,835)
                                                     ------------  ------------
 Net change........................................       137,543       136,116
                                                     ============  ============

Financial Highlights

                                          Year Ended December 31,
                                 ---------------------------------------------
                                  1994     1995     1996      1997      1998
                                 -------  -------  -------  --------  --------
Net Asset Value, Beginning of
 Year........................... $ 76.48  $ 75.35  $100.09  $ 119.62  $ 155.76
                                 -------  -------  -------  --------  --------
Income From Investment
 Operations
 Net Investment Income..........    1.80     1.88     1.91      1.86      1.92
 Net Realized and Unrealized
  Gain (Loss) on Investments....   (0.92)   25.89    20.58     36.95     41.60
                                 -------  -------  -------  --------  --------
 Total From Investment
  Operations....................    0.88    27.77    22.49     38.81     43.52
                                 -------  -------  -------  --------  --------
Less Distributions
 Distributions From Net
  Investment Income.............   (1.82)   (1.85)   (1.93)    (1.86)    (1.91)
 Distributions From Net Realized
  Capital Gains.................   (0.16)   (1.18)   (1.03)    (0.67)    (1.04)
 Distributions in Excess of Net
  Realized Capital Gains........    0.00     0.00     0.00     (0.14)     0.00
 Distributions From Paid-in
  Capital.......................   (0.03)    0.00     0.00      0.00      0.00
                                 -------  -------  -------  --------  --------
 Total Distributions............   (2.01)   (3.03)   (2.96)    (2.67)    (2.95)
                                 -------  -------  -------  --------  --------
Net Asset Value, End of Year.... $ 75.35  $100.09  $119.62  $ 155.76  $ 196.33
                                 =======  =======  =======  ========  ========
Total Return (%)................     1.1     36.9     22.5      32.5      27.9
Ratio of Operating Expenses to
 Average Net Assets (%).........    0.33     0.40     0.40      0.40      0.37
Ratio of Net Investment Income
 to Average Net Assets (%)......    2.59     2.20     1.84      1.41      1.16
Portfolio Turnover Rate (%).....       2        5        4         3         3
Net Assets, End of Year (000)... $37,164  $58,671  $80,764  $126,584  $186,278
The ratios of expenses to
 average net assets without
 giving effect to the voluntary
 expense agreement described in
 Note 4 to the Financial
 Statements would have been (%).      --     0.54     0.50      0.43        --

                See accompanying notes to financial statements.

Loomis Sayles Balanced Series
Portfolio Managers: Tricia H. Mills, Tom Kolefas, John Hyll, Barr Segal and Meri Anne Beck
Loomis, Sayles & Company, L.P.

(PHOTO OF TRICIA MILLS APPEARS HERE)
(PHOTO OF BARR SEGAL APPEARS HERE)

(PHOTO OF JOHN HYLL APPEARS HERE)
(PHOTO OF TOM KOLEFAS APPEARS HERE)

(PHOTO OF MERI ANNE BECK APPEARS HERE)

Q. Please tell us about the performance of Loomis Sayles Balanced Series over the past year.

A. For the twelve months ended December 31, 1998, the Balanced Series had a total return of 9.1% (based on net asset value). The Series underperformed the Lipper Variable Products Balanced Fund Average/7/ which returned 14.9% over the same period.

Q. What was the investment environment like and how did you respond during this period?

A. Large capitalization growth stocks drove the popular market averages to double digit returns again in 1998. Repeating a four year pattern, returns on most individual stocks failed to reflect strong gains seen in the broader in-dices. As an example of the very narrow range of stocks that defined perfor-mance, just ten stocks out of 500--the ten largest in the S&P 500/25/--ac-counted for nearly half of that Index's return last year. In addition, sharp drops and recoveries were more frequent than we have seen in several years, as the investment mood swung from near euphoria to anxious unease. Behind this volatility was the same question that caused so much uncertainty in 1997:
Would upheavals in Asia and elsewhere take a severe toll on corporate earnings in the United States? That concern applied not only to exporters whose sales were directly affected by weak economies and falling currency values overseas, but also to manufacturers and others whose pricing might be undercut by low cost and competitive imports.

Soon, anxiety grew that a drop in corporate profits was imminent. In fact, several companies alerted analysts that their optimistic earnings forecast might need to be revised. But a decline in interest rates gave the market a solid underpinning and investors planned on continued economic expansion.

Q. Given this environment, what was your equity strategy over the year?

A. Early in 1998 we positioned the Series to emphasize cyclical sectors, in-cluding basic industries like chemicals and industrial companies, and consumer cyclicals, because of the attractive valuations relative to the market. By cy-clical companies we mean are those whose fortunes rise and fall with swings in the nation's economy.

As the year evolved and the corporate earnings outlook began to deteriorate, we cut back exposure to cyclical industries and built up the Series' holdings in consumer staples as well as financial and energy stocks. Staple industries supply services or products that are in relatively constant demand regardless of economic ups and downs, such as food and health care.

In view of the uncertain economic climate overseas, we added positions in the retail industries. In our view, retailers seemed well insulated from foreign economic problems; nearly all of their revenues originate domestically. More-over, retailing is a natural beneficiary of the nation's sustained low unem-ployment rate and resulting high levels of consumer confidence.

For most of the year, the Series' asset allocation--the way it is divided be-tween stocks and bonds--remained fairly stable at 60% stocks/40% bonds.

Q. What were the principal factors affecting equity performance?

A. It was a difficult year for our value-focused investment style. With in-vestors focused on a few large-cap growth stocks, other sectors, including value orientated areas where the Series concentrates, were largely neglected. Nevertheless, the Series benefited from its commitment in the regional Bell companies. Ameritech, Bell Atlantic, Bell South, and SBC Communications posted impressive gains for the year. Investment by the

Series in the technology sector also produced solid gains. Individual stocks such as IBM, Sun Microsystems and Gateway 2000, were the Series major contrib-utors in this sector.

Performance suffered principally because our investment style excludes very high-priced stocks like those that dominated the market activity this past year. Investments in energy and oil-related sectors also were disappointing, due in part to the falling oil prices worldwide.

Q. What was the environment like for the fixed-income segment of the Series and how did you respond?

A. Most bond markets were extremely volatile last year, as shifting economic news had investors rapidly shifting from one sector to another. The year began relatively quietly, with fairly narrow differences between yields--known as spreads--on quality corporate bonds and those on U.S. Government issues. Nar-row spreads generally signal confidence in the outlook for corporate bonds. But when confidence evaporated in the second and third quarters of 1998, in-vestors sold corporates and fled to the relative safety of Treasury securi-ties. This "flight to quality" was triggered by the default of Russia on it sovereign debt. All debt tied to emerging markets quickly became so suspect that there were essentially no buyers in the sector. Investors moved out of U.S. corporate issues for fear that deflation--falling prices and sinking profits--and possible recession would invade the U.S. economy from overseas.

After the Federal Reserve Board's three cuts in short-term interest rates last Fall, investors began returning to corporate bonds; spreads again narrowed and performance improved in many sectors. At year-end, bond markets fell back slightly, as low unemployment and other indicators suggested that economic growth would persist, at least for a time. Strong growth tends to raise con-cerns over rekindled inflation, a development that could undermine the values of fixed-income assets.

The bond portion of the Series benefited from our decision to avoid all emerg-ing market debt and to concentrate on Treasury securities and high quality U.
S. corporate bonds. Early in 1998 we reduced exposure to corporate issues be-cause they were expensive compared to Treasury securities. To add potential impetus to our Treasury purchases, we extended duration of that part of the portfolio. (Duration is a measure of a portfolio's sensitivity to changes in interest rates.) By year-end we had changed emphasis, taking advantage of at-tractive prices among quality corporate bonds. These purchases built the Se-ries' corporate position to 60% of the fixed-income portfolio, well above the sector's 25% representation in the Lehman Brothers Corporate Bond Index and indicative of the positive prospects we foresee for these bonds.

Q. What is the current outlook for 1999?

A. We expect the U.S. economy to decelerate--growth will be slower than in re-cent years. Although we do not anticipate recession, we believe that the re-strained economic environment will make it difficult for companies to raise prices, allowing only modest profit growth. Furthermore, the impact of uncer-tainties abroad has yet to be fully felt here, in our opinion. As a result, more companies may experience difficulties living up to analysts' expecta-tions.

On the equity side, we believe our value style approach is appropriate to the economic scenario that we expect for 1999. We may have seen the peak of outperformance of growth stocks over value stocks for this market cycle, as economics inevitably dictate more rational pricing. If we are correct, the Se-ries is positioned to benefit from its basic orientation as investors turn their attention to value stocks.

A slowing but non-recessionary economic outlook is also good for bonds. We an-ticipate rates to will stay low--there is little need to fear rate hikes in a decelerating economy. Currently, corporate balance sheets are generally healthy. We believe consumer spending must slow soon, as individual expendi-tures are too high for available income. A drop in manufacturing employment because of price competition from Asia should be offset by an upswing in serv-ice sector jobs, including technology, keeping unemployment low.

                             [GRAPH APPEARS HERE]

          Date      Balanced Series         S&P 500             Leh/Gov't Corp.
        10/31/94       $10,000              $10,000                $10,000
        12/31/94       $ 9,990              $ 9,794                $10,048
        12/31/95       $12,467              $13,461                $11,981
        12/31/96       $14,575              $16,552                $12,328
        12/31/97       $16,933              $22,055                $13,015
        12/31/98       $18,476              $28,345                $14,814

 Average Annual Total Return
                                                                 Lipper Variable
                    Balanced                      Lehman          Balanced Fund
                     Series    S&P 500/25/   Government/Corp./3/    Average/7/

         1 year        9.1%        28.7%            9.5%               14.9%
        3 years       14.0         28.3             7.3                15.5
Since Inception       15.9         28.4             9.9                n/a

                                          X    Fund Facts

                                          Goal: Reasonable long-term
                                          investment return from a
                                          combination of long-term capital
                                          appreciation and moderate current
                                          income.
                                          Start date: October 31, 1994
                                          Size: $191 million as of
                                          December 31, 1998
                                          Managers: Tricia H. Mills, Barr
                                          Segal, John Hyll Tom Kolefas and
                                          Meri Anne Beck serve as portfolio
                                          managers of Loomis Sayles Balanced
                                          Series. Ms. Mills, Mr. Hyll and Ms.
                                          Beck have served as portfolio
                                          managers since the Series
                                          inception. Mr. Segal has served as
                                          portfolio manager of the Series
                                          since July 1996. Mr. Kolefas joined
                                          the management of the Series in
                                          September 1998.
                                                           [GRAPH APPEARS HERE]

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts, if these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Loomis Sayles Balanced Series)

Investments as of December 31, 1998

Common Stocks--61.3% of Total Net Assets



 Shares                                                              Value (a)

        Aerospace/Defense--2.1%
 30,300 Northrop Grumman Corp. ..................................   $  2,215,688
 35,000 Sundstrand Corp. ........................................      1,815,625
                                                                    ------------
                                                                       4,031,313
                                                                    ------------

        Airlines--0.8%
 25,200 AMR Corp. ...............................................      1,496,250
                                                                    ------------

        Auto & Related--1.4%
 24,500 Ford Motor Co. ..........................................      1,437,844
 19,600 Magna International, Inc. ...............................      1,215,200
                                                                    ------------
                                                                       2,653,044
                                                                    ------------

        Banks--7.6%
 26,274 BankAmerica Corp. .......................................      1,579,724
 19,800 Chase Manhattan Corp. ...................................      1,347,637
 35,000 Citigroup, Inc. .........................................      1,732,500
 74,700 Fleet Financial Group Inc. ..............................      3,338,156
 38,200 National City Corp. .....................................      2,769,500
 22,500 PNC Bank Corp. ..........................................      1,217,812
 62,300 Wells Fargo Co. .........................................      2,488,106
                                                                    ------------
                                                                      14,473,435
                                                                    ------------

        Building & Related--3.0%
 30,900 Black & Decker Corp. ....................................      1,732,331
 53,100 Leggett & Platt, Inc. ...................................      1,168,200
 43,100 Masco Corp. .............................................      1,239,125
 23,700 Philips Electronics NV (ADR).............................      1,604,194
                                                                    ------------
                                                                       5,743,850
                                                                    ------------

        Chemicals/Major--1.0%
 90,400 Crompton & Knowles Corp. ................................      1,870,150
                                                                    ------------

        Chemicals/Specialty--1.4%
 59,800 Solutia Inc. ............................................      1,338,025
 87,600 W.R. Grace & Co. ........................................      1,374,225
                                                                    ------------
                                                                       2,712,250
                                                                    ------------

        Computer Hardware--2.9%
 21,100 Hewlett Packard Co. .....................................      1,441,394
 21,600 International Business Machines..........................      3,990,600
                                                                    ------------
                                                                       5,431,994
                                                                    ------------

        Consumer--Jewelry/Novelties/Gifts--0.5%
 23,700 American Greetings Corp. ................................        973,181
                                                                    ------------

        Electric Companies--2.0%
 44,600 CMS Energy Corp. ........................................      2,160,312
 29,700 Energy East Corp. .......................................      1,678,050
                                                                    ------------
                                                                       3,838,362
                                                                    ------------


 Shares                                                              Value (a)

        Electronics--1.1%
 40,700 Raytheon Co. ............................................   $  2,167,275
                                                                    ------------

        Entertainment--1.5%
 46,600 Time Warner, Inc. .......................................      2,892,113
                                                                    ------------

        Financial--Consumer Diversified--5.3%
 41,200 Associates First Capital Corp. ..........................      1,745,850
 40,700 CIT Group, Inc. .........................................      1,294,769
 48,000 Corrections Corp. of America.............................        846,000
 39,900 Federal Home Loan Mortgage Corp. ........................      2,571,056
 23,500 Federal National Mortgage Association....................      1,739,000
 41,400 Reliastar Financial Corp. ...............................      1,909,575
                                                                    ------------
                                                                      10,106,250
                                                                    ------------

        Drugs--Healthcare--0.7%
 27,100 Abbott Laboratories......................................      1,327,900
                                                                    ------------

        Electric Companies--1.8%
 27,700 Pinnacle West Capital Corp. .............................      1,173,787
 49,200 Texas Utilities Co. .....................................      2,297,025
                                                                    ------------
                                                                       3,470,812
                                                                    ------------

        Health Care--Services--1.9%
 59,300 Tenet Healthcare Corp. ..................................      1,556,625
 24,100 Wellpoint Health Networks, Inc. .........................      2,096,700
                                                                    ------------
                                                                       3,653,325
                                                                    ------------

        Household Products--0.9%
 11,000 American Home Products Corp. ............................        619,437
 26,500 Newell Co. ..............................................      1,093,125
                                                                    ------------
                                                                       1,712,562
                                                                    ------------

        Insurance--2.4%
 70,300 ACE, Ltd. ...............................................      2,420,956
 27,900 Allstate Corp. ..........................................      1,077,637
 25,600 Everest Reinsurance Holdings, Inc. ......................        996,800
                                                                    ------------
                                                                       4,495,393
                                                                    ------------

        Investment Banking/Broker/Management--0.8%
 38,800 Paine Webber Group, Inc. ................................      1,498,650
                                                                    ------------

        Leisure Time--1.1%
 60,100 Hasbro Inc. .............................................      2,171,112
                                                                    ------------

        Machinery--0.5%
 24,900 Deere & Co. .............................................        824,812
                                                                    ------------


                See accompanying notes to financial statements.

New England Zenith Fund
(Loomis Sayles Balanced Series)

Investments as of December 31, 1998

Common Stocks--(Continued)                Medium & Long Term Bonds & Notes--
                                          35.2%




 Shares                                                          Value (a)

        Natural Gas--0.8%
 27,600 Columbia Energy Group................................   $  1,593,900
                                                                ------------

        Oil & Gas/Major Integrated--4.2%
 25,110 British Petroleum plc (ADR)..........................      2,385,450
 20,900 Conoco, Inc. ........................................        436,287
 34,500 Exxon Corp. .........................................      2,522,813
 38,200 Royal Dutch Petroleum Co. (ADR)......................      1,828,825
 29,700 USX Marathon Group...................................        894,712
                                                                ------------
                                                                   8,068,087
                                                                ------------

        Oil & Gas/Refining/Marketing--0.8%
 60,700 Tosco Corp. .........................................      1,570,612
                                                                ------------

        Paper & Forest Products--0.4%
 14,500 Georgia Pacific Corp. ...............................        849,156
                                                                ------------

        Photography/Imaging--1.3%
 21,500 Xerox Corp. .........................................      2,537,000
                                                                ------------

        Retail/General--1.4%
 38,200 Federated Department Stores, Inc. ...................      1,664,088
 63,600 K Mart Corp. ........................................        973,875
                                                                ------------
                                                                   2,637,963
                                                                ------------

        Retail/Specialty--1.9%
 35,200 Office Depot, Inc. ..................................      1,300,200
 77,000 TJX Companies, Inc. .................................      2,233,000
                                                                ------------
                                                                   3,533,200
                                                                ------------

        Retail--Food & Drug--0.9%
 29,100 Kroger Co.(c)........................................      1,760,550
                                                                ------------

        Telephone--6.9%
 52,300 Ameritech Corp. .....................................      3,314,512
 47,400 Bell Atlantic Corp. .................................      2,512,200
 77,800 BellSouth Corp. .....................................      3,880,275
 17,800 GTE Corp. ...........................................      1,157,000
 40,100 SBC Communications, Inc. ............................      2,150,368
                                                                ------------
                                                                  13,014,355
                                                                ------------

        Telephone/Long Distance--0.7%
 15,600 Sprint Corp. ........................................      1,312,350
                                                                ------------

        Tobacco--0.8%
 44,900 UST, Inc. ...........................................      1,565,887
                                                                ------------

        Waste Management--0.5%
 19,100 Waste Management, Inc. ..............................        890,537
                                                                ------------
        Total Common Stocks
         (Identified Cost $101,765,154)......................    116,877,630
                                                                ------------

    Face
   Amount                                                            Value (a)

             Banks--0.8%
 $ 1,280,000 Mellon Bank N.A.,
              7.000%, 03/15/06...................................   $  1,374,835
      50,000 Norwest Corp., 7.650%, 3/15/05......................         54,758
                                                                    ------------
                                                                       1,429,593
                                                                    ------------
             Consumer--4.1%
   1,325,000 Amerco, Inc., 7.85%, 05/15/03.......................      1,438,751
   1,995,000 Coca Cola Enterprises, Inc.
              6.750%, 1/15/38....................................      2,054,930
     880,000 Dell Computer Corp.,
              6.550%, 04/15/08...................................        895,189
   1,100,000 Dillards, Inc., 6.43%, 08/01/04.....................      1,119,976
     950,000 FMC Corp., 7.125%, 11/25/02.........................        954,835
     600,000 Northwest Airlines,
              8.375%, 03/15/04...................................        587,406
     760,000 Royal Caribbean Cruises Line,
              7.500%, 10/15/27...................................        731,682
                                                                    ------------
                                                                       7,782,769
                                                                    ------------
             Cyclical--1.0%
     740,000 USX Marathon, 8.500%, 3/01/23.......................        816,042
   1,100,000 Carnival Corp., 7.050%, 5/15/05.....................      1,157,024
                                                                    ------------
                                                                       1,973,066
                                                                    ------------
             Energy--2.4%
     125,000 Coastal Corp., 8.125%, 9/15/02......................        134,167
   1,040,000 Kerr McGee, 6.625%, 10/15/07........................      1,104,844
     790,000 Liberty Property L.P.
              6.950%, 12/01/06...................................        742,031
   1,250,000 Occidental Petroleum Corp.,
              6.434%, 04/01/03...................................      1,268,775
   1,230,000 Tosco Corp., 7.625%, 5/15/26........................      1,312,570
                                                                    ------------
                                                                       4,562,387
                                                                    ------------
             Equipment Trust--0.0%
      25,000 American Airlines,
              10.180%, 1/02/13...................................         31,043
                                                                    ------------
             Finance--1.5%
   1,180,000 Household Finance Corp.,
              6.500%, 11/15/08...................................      1,227,814
   1,130,000 Provident Cos., 6.375%, 07/15/05....................      1,160,137
     520,000 Sears Roebuck Acceptance Corp.,
              6.95%, 05/15/02....................................        542,095
                                                                    ------------
                                                                       2,930,046
                                                                    ------------
             Service--2.2%
     300,000 La Quinta Inns, Inc.,
              7.400%, 9/15/05....................................        297,000

                See accompanying notes to financial statements.
62

New England Zenith Fund
(Loomis Sayles Balanced Series)

Investments as of December 31, 1998

Medium & Long Term Bonds & Notes--(Continued)



    Face
   Amount                                                           Value (a)

             Service--(Continued)
 $   535,000 Lowen Group International, Inc.
              7.750%, 10/15/01..................................   $    458,613
   1,180,000 MGM Grand, Inc.,
              6.875%, 02/06/08..................................      1,081,128
     100,000 Secured Finance, 9.050%, 12/15/04..................        114,370
   1,500,000 Tricon Global Restaurants, Inc.,
              7.450%, 05/15/05..................................      1,545,120
     680,000 U.S. West Capital Funding, Inc., 6.250%, 07/15/05..        703,304
                                                                   ------------
                                                                      4,199,535
                                                                   ------------
             Gas Utilities--0.9%
   1,650,000 K.N. Energy, Inc., 6.650%, 3/01/05.................      1,639,968
                                                                   ------------
             Government Agency--13.7%
   3,605,000 United States Treasury Notes,
              6.500%, 8/15/05...................................      3,962,111
     500,000 United States Treasury Notes,
              5.625%, 2/15/06...................................        527,345
   2,050,000 United States Treasury Notes,
              7.000%, 7/15/06...................................      2,334,109
   3,290,000 United States Treasury Notes,
              6.625%, 5/15/07...................................      3,699,704
   4,870,000 United States Treasury Notes,
              6.125%, 8/15/07...................................      5,318,965
   9,800,000 United States Treasury Stripped Bond,
              Zero Coupon, 02/15/09.............................      5,909,008
   1,300,000 United States Treasury Bonds,
              10.375%, 11/15/12.................................      1,793,597
   1,100,000 United States Treasury Bonds,
              9.125%, 5/15/18...................................      1,591,216
   1,000,000 United States Treasury Bonds,
              6.500%, 11/15/26..................................      1,162,810
                                                                   ------------
                                                                     26,298,865
                                                                   ------------
             Manufacturing--1.0%
     260,000 Philips Electronics NV,
              7.250%, 8/15/13...................................        270,709
     670,000 Raytheon Co., 6.300%, 03/15/05.....................        686,743
     700,000 Textron Inc., 6.625%, 11/15/07.....................        737,044
     200,000 Tektronix, Inc., 7.625%, 8/15/02...................        207,308
                                                                   ------------
                                                                      1,901,804
                                                                   ------------
             Mortgage--3.3%
   1,076,032 Federal Home Loan Bank,
              6.000%, 8/15/22...................................      1,059,892
   1,306,800 Federal Home Loan Bank,
              6.000%, 12/01/27..................................      1,290,870
     620,000 Federal National Mortgage Association, 6.000%,
              2/25/24...........................................        615,951

    Face
   Amount                                                           Value (a)

 $ 1,162,833 Federal National Mortgage Association, 6.000%,
              3/01/28...........................................   $  1,147,565
   2,193,217 Federal National Mortgage Association, 6.000%,
              4/01/28...........................................      2,164,420
                                                                   ------------
                                                                      6,278,698
                                                                   ------------
             Other Finance--2.2%
     225,000 Bankers Trust N.Y. Corp.,
              7.625%, 08/15/05..................................        238,401
   1,040,000 Bear Stearns Cos., Inc.,
              6.750%, 12/15/07..................................      1,080,539
     260,000 Dean Witter Discover & Co.,
              6.750%, 1/01/16...................................        262,829
     200,000 Donaldson Lufkin & Jennrette, Inc., 6.875%,
              11/01/05..........................................        208,785
     200,000 Lehman Brothers Holdings, Inc.,
              7.360%, 12/15/03..................................        206,926
     440,000 National Health Investors, Inc.,
              7.300%, 07/16/07..................................        484,832
     280,000 Oasis Residential, Inc.,
              7.000%, 11/15/03..................................        280,078
     840,000 Prologis Trust, 7.050%, 07/15/06...................        819,630
     145,000 Salomon, Inc., 7.500%, 2/01/03.....................        153,098
     480,000 Salomon, Inc., 7.000%, 3/15/04.....................        501,451
                                                                   ------------
                                                                      4,236,569
                                                                   ------------
             Telephone--0.5%
     950,000 Sprint Spectrum L.P.,
              0/12.500%, 08/15/06(d)............................        864,500
                                                                   ------------
             Transportation--1.6%
     100,000 American Airlines, 10.290%, 03/08/21...............        128,688
   1,400,000 Federal Express Corp.,
              7.020%, 1/15/16...................................      1,436,182
     460,000 Norfolk Southern Corp.,
              7.050%, 05/01/37..................................        501,736
     960,000 Royal Caribbean Cruises Line,
              7.000%, 10/15/07..................................        961,334
                                                                   ------------
                                                                      3,027,940
                                                                   ------------
             Total Bonds & Notes
              (Identified Cost $65,124,482).....................     67,156,783
                                                                   ------------

                See accompanying notes to financial statements.

New England Zenith Fund
(Loomis Sayles Balanced Series)

Investments as of December 31, 1998

Short-Term Investments--3.0%



    Face
   Amount                                                            Value (a)

 $ 5,674,993 Associates First Cap Corp.,
              5.000%, 01/04/99...................................   $  5,674,993
                                                                    ------------
             Total Short-Term Investments
              (Identified Cost $5,674,993).......................      5,674,993
                                                                    ------------
             Total Investments--99.5%
              (Identified Cost $172,564,629)(b)..................    189,709,406
             Other assets less liabilities.......................        867,654
                                                                    ------------
             Total Net Assets--100%..............................   $190,577,060
                                                                    ============

(a) See Note 1A of Notes to Financial Statements.
(b) Federal Tax Information: At December 31, 1998 the net unrealized appreciation on investments based on cost of $172,570,554 for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost..............  $ 20,958,523
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value..............    (3,819,671)
                                                                   ------------
   Net unrealized appreciation...................................  $ 17,138,852
                                                                   ============

(c) Non-income producing security.
(d) Step Bond: Coupon rate is zero or below market for an initial period and then increased to a higher coupon rate at a specified date.

  ADR/GDR--An American Depositary Receipt (ADR) or Global Depositary Receipt
        (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.
64

New England Zenith Fund
(Loomis Sayles Balanced Series)

Statement of Assets & Liabilities         Statement of Operations
December 31, 1998                         Year Ended December 31, 1998



Assets
 Investments at value...................................           $189,709,406
 Receivable for:
 Fund shares sold.......................................                616,280
 Securities sold........................................                446,899
 Dividends and interest.................................              1,131,177
 Unamortized organization expense.......................                  1,666
                                                                   ------------
                                                                    191,905,428
Liabilities
 Payable for:
 Securities purchased...................................  $690,945
 Fund shares redeemed...................................   494,462
 Withholding taxes......................................     3,465
 Accrued expenses:
 Management fees........................................   109,779
 Deferred trustees' fees................................     4,433
 Other expenses.........................................    25,284
                                                          --------
                                                                      1,328,368
                                                                   ------------
                                                                   $190,577,060
                                                                   ============
Net Assets
 Net Assets consist of:
 Capital paid in........................................           $172,690,097
 Undistributed net investment income....................                 16,938
 Accumulated net realized gains (losses)................                725,194
 Unrealized appreciation (depreciation) on investments
  and foreign currency..................................           17,144,831
                                                                   ------------
Net Assets..............................................           $190,577,060
                                                                   ============
Computation of offering price:
Net asset value and redemption price per share
 ($190,577,060 divided by 12,286,960   shares of
 beneficial interest)...................................           $      15.51
                                                                   ============
Identified cost of investments..........................           $172,564,629
                                                                   ============

Investment Income
 Dividends..............................................          $ 1,342,333(a)
 Interest...............................................            4,450,732
                                                                  -----------
                                                                    5,793,065
Expenses
 Management fees.......................................$1,144,390
 Deferred expense reimbursement........................    62,746
 Trustees' fees and expenses...........................    14,635
 Custodian.............................................    61,423
 Audit and tax services................................    19,827
 Legal.................................................    10,183
 Printing..............................................    22,462
 Insurance.............................................     2,011
 Amortization of organization expenses.................     4,586
 Miscellaneous.........................................     4,027
                                                       ----------
  Total expenses.......................................             1,346,290
                                                                  -----------
Net investment income..................................             4,446,775
Realized and Unrealized Gain
 (Loss) on Investments and
 Foreign Currency Transactions
 Realized gain (loss) on:
 Investments--net...................................... 3,801,920
                                                       ----------
 Unrealized appreciation
  (depreciation) on:
 Investments--net...................................... 6,024,322
 Foreign currency transactions--net....................        43
                                                       ----------
  Total unrealized appreciation
   (depreciation) on investments
   and foreign currency
   transactions........................................ 6,024,365
                                                       ----------
Net gain (loss) on investment
 transactions..........................................             9,826,285
                                                                  -----------
Net Increase (Decrease) in Net
 Assets from Operations................................           $14,273,060
                                                                  ===========

(a) Net of foreign taxes of: $17,141

                See accompanying notes to financial statements.

New England Zenith Fund
(Loomis Sayles Balanced Series)

Statement of Changes in Net Assets



                                                      Year Ended    Year Ended
                                                     December 31,  December 31,
                                                         1997          1998
                                                     ------------  ------------
From Operations
 Net investment income.............................  $  2,423,147  $  4,446,775
 Net realized gain (loss) on investments...........     5,050,034     3,801,920
 Unrealized appreciation (depreciation) on
  investments and foreign currency transactions....     5,612,032     6,024,365
                                                     ------------  ------------
 Increase (decrease) in net assets from operations.    13,085,213    14,273,060
                                                     ------------  ------------
From Distributions to Shareholders
 Net investment income.............................    (2,381,795)   (4,483,422)
 Net realized gain on investments..................    (4,984,089)   (3,664,526)
                                                     ------------  ------------
                                                       (7,365,884)   (8,147,948)
                                                     ------------  ------------
From Capital Shares Transactions
 Proceeds from sale of shares......................    86,766,541    85,422,334
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     2,381,795     4,483,422
 Distributions from net realized gain..............     4,984,089     3,664,526
                                                     ------------  ------------
                                                       94,132,425    93,570,282
 Cost of shares redeemed...........................   (20,933,471)  (46,561,460)
                                                     ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................    73,198,954    47,008,822
                                                     ------------  ------------
 Total increase (decrease) in net assets...........    78,918,283    53,133,934
Net Assets
 Beginning of the year.............................    58,524,843   137,443,126
                                                     ------------  ------------
 End of the year...................................  $137,443,126  $190,577,060
                                                     ============  ============
Undistributed Net Investment Income
 Beginning of the year.............................  $     10,566  $     51,774
                                                     ============  ============
 End of the year...................................  $     51,774  $     16,938
                                                     ============  ============
Number of Shares of the Fund:
 Issued from the sale of shares....................     5,865,131     5,541,843
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........       161,887       290,551
 Distributions from net realized gain..............       337,428       237,397
                                                     ------------  ------------
                                                        6,364,446     6,069,791
 Redeemed..........................................    (1,433,106)   (3,032,615)
                                                     ------------  ------------
 Net change........................................     4,931,340     3,037,176
                                                     ============  ============

Financial Highlights

                          October 31, 1994(a)
                                through        Year     Year      Year      Year
                             December 31,      Ended    Ended    Ended     Ended
                                 1994          1995     1996      1997      1998
                          ------------------- -------  -------  --------  --------
Net Asset Value,
 Beginning of Year......        $10.00        $  9.94  $ 11.95  $  13.55  $  14.86
                                ------        -------  -------  --------  --------
Income From Investment
 Operations
 Net Investment Income..          0.05           0.26     0.27      0.28      0.38
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         (0.06)          2.20     1.73      1.90      0.97
                                ------        -------  -------  --------  --------
 Total From Investment
  Operations............         (0.01)          2.46     2.00      2.18      1.35
                                ------        -------  -------  --------  --------
Less Distributions
 Distributions From Net
  Investment Income.....         (0.05)         (0.26)   (0.27)    (0.27)    (0.38)
 Distributions From Net
  Realized Capital
  Gains.................          0.00          (0.19)   (0.13)    (0.60)    (0.32)
                                ------        -------  -------  --------  --------
 Total Distributions....         (0.05)         (0.45)   (0.40)    (0.87)    (0.70)
                                ------        -------  -------  --------  --------
Net Asset Value, End of
 Year...................        $ 9.94        $ 11.95  $ 13.55  $  14.86  $  15.51
                                ======        =======  =======  ========  ========
Total Return (%)........          (0.1)(b)       24.8     16.9      16.2       9.1
Ratio of Operating
 Expenses to Average Net
 Assets (%).............          0.85 (c)       0.85     0.85      0.85      0.82
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          4.16 (c)       4.03     3.08      2.79      2.72
Portfolio Turnover Rate
 (%)....................             0 (c)         72       59        60        72
Net Assets, End of Year
 (000)..................        $2,722        $18,823  $58,525  $137,443  $190,577
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............          3.73 (c)       1.85     0.99      0.86        --

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.
66

Back Bay Advisors Managed Series
Peter W. Palfrey, CFA Back Bay Advisors, L.P.

[PHOTO OF PETER W. PALFREY APPEARS HERE]

Q. How did the Series perform during the year?

A. The Managed Series continued its strong relative and absolute performance during 1998, returning 19.7% (at net asset value) versus 13.4% for the Lipper Variable Products Flexible Portfolio Fund average/8/. The Series' performance was basically in line with an unmanaged composite of 60% of the S&P 500 In-dex/25/ (which returned 28.7% for 1998) and 40% of the Lehman Government/Corporate Bond Index/3/ (which returned 9.5% for 1998) for a blended return of 20.9%. The Series was ranked 14th of 89 funds in its peer group of Lipper Variable Products Flexible Portfolio Funds for 1998, and is ranked 5th for the three year period and 4th for the five year period.

Q. How did you manage the Series during the past year and what affected performance?

A. Global financial turmoil accelerated in the third quarter (particularly in August), taking its cue from the collapse of Russian financial markets--the latest victim of the global liquidity/currency crisis that was first manifested in Thailand over one year ago. Increased global market volatility and investor uncertainty flowed over into the remaining G-7 non-Asian financial markets, causing substantial damage to global equity and credit markets, with a corre-sponding flight to quality (i.e. U.S. Treasuries). However, during the fourth quarter, there was a dramatic reversal of the flight-to-quality trade of the third quarter, as investors reduced U.S. Treasuries and other high quality safe haven investments and began searching for reasonably valued stocks, and in a more measured fashion, fixed income spread markets--markets that had been shunned by investors at any cost just weeks earlier.

I managed the stock allocation between 63% and 68% of the total portfolio dur-ing the 1998, and reduced the stock allocation on several occasions as equity prices breached historically "full" valuation levels. Most recently, the stock portion of the portfolio appreciated from 63.5% in September to 67.5% late in December with the market rebound. However, with stock valuations at new record highs, earnings growth uneven, the near term outlook for Treasury yields and financial market volatility remaining stubbornly high, I shaved the stock allo-cation back to 64.4%--just below my neutral allocation of 65/35 percent stock/bond. Cash proceeds from the stock sale were used to modestly reduce the duration of the bond portfolio and to add to Yankee sovereign exposure. The bond portfolio was managed throughout the year with an overweight position to spread product, providing the portfolio with a substantial yield advantage over U.S. Treasuries. Credit spreads, which widened dramatically during the third quarter on the global liquidity crisis, narrowed sharply during the fourth quarter.

Q. What is your current outlook for the months ahead?

A. The U.S. domestic economy has proved very resilient to the tremendous finan-cial market volatility and economic adversity that has been caused by the suc-cession of emerging market crises over the past year and a half. Meltdowns in Asia, Russia and now Brazil have sent liquidity-driven shock waves through world financial markets and yet, after substantial sell-offs in risk assets (stocks, corporate bonds, yankee bonds and mortgage pass-throughs), investors have returned each time to buy the dip in price. While the unflappable consumer has been instrumental in helping to sustain U.S. economic growth through this period, the cornerstone of market confidence has rested on the Federal Reserve Board's willingness to provide the market with much needed liquidity. This has played a critical role in limiting the damage to financial markets, as hedge funds, investment dealers and other financial institutions were forced to sell losing positions and to de-leverage balance sheets during the second half of 1998. The inflation outlook remains positive at the sub-2% level and the U.S. economy appears to be on track for another year of solid (but not runaway) growth in the 2.5%-3.0% range. Asia also seems to be turning the corner, with the region expected to register positive Gross Domestic Product growth in 1999, after a significant contraction in 1998.

Corporate earnings growth projections have improved from expectations just last fall, but leave little room for financial mishaps, such as the possible adverse effect on the U.S. economy from a more protracted downturn in Latin economies after Brazil's currency devaluation (the largest Latin economy and one of the U.S.'s largest trading partners). Liquidity is cur-rently fueling the strong performance in U.S. (and global) financial markets, with U.S. equity markets, in particular, benefiting in part from investors' fear of missing the next rally. Bond yields are expected to remain range-bound, helping to support high equity market multiples, with any commodity price pressures in upcoming quarters largely mitigated by continued excess global capacity. Therefore, over the near term, I expect that equity market risk premiums will remain at low levels, supporting my neutral benchmark weighting of 65 percent/35 percent stock-bonds, despite full stock valuations.

Clearly, the evolving corporate earnings growth/yield outlook will be critical to maintaining the current allocation of stocks versus bonds. Whereas the overall large-cap growth bias of the stock portfolio has driven performance over the past several years, select large cap value holdings should start to contribute more to the bottom line. Within the fixed income portion of the portfolio, I expect to remain overweight to the credit sector and to maintain a long duration, with further spread contraction from present non-recession wide spreads expected to contribute to above average returns over the next quarters.

                             [CHART APPEARS HERE]

  Date           Zenith Managed Series           S&P 500         Leh/Gov't Corp.
  ----           ---------------------           -------         ---------------
12/31/88               $10,000                  $10,000             $10,000
12/31/89               $11,908                  $13,159             $11,277
12/31/90               $12,291                  $12,749             $12,311
12/31/91               $14,770                  $16,617             $14,112
12/31/92               $15,760                  $17,881             $15,124
12/31/93               $17,439                  $19,675             $16,452
12/31/94               $17,244                  $19,942             $16,134
12/31/95               $22,635                  $27,409             $18,605
12/31/96               $26,039                  $33,686             $19,360
12/31/97               $32,953                  $44,909             $20,884
12/31/98               $39,430                  $57,717             $24,415

 Average Annual Total Return
                                                                Lipper Variable
                                                 Lehman       Flexible Portfolio
                Managed Series  S&P 500/25/  Government/Corp.   Fund Average/8/

         1 year       19.7%        28.7%           9.5%               13.4%
        3 years       20.3         28.3            7.3                15.6
        5 years       17.7         24.1            7.3                13.8
       10 years       14.7         19.2            9.3                14.8
Since Inception       13.3         16.5            9.0                 n/a

                                           X    Fund Facts

                                           Goal: A favorable total return
                                           through investment in diversified
                                           portfolio. The Series' portfolio
                                           is expected to include a mix of
                                           (1) common stocks, (2) notes and
                                           bonds and (3) money market
                                           instruments.

                                           Start date: March 30, 1987

                                           Size: $214 million as of
                                           December 31, 1998

                                           Manager: Peter Palfrey has managed
                                           the Series since January 1994 and
                                           joined Back Bay Advisors in 1993.
                                           Mr. Palfrey also manages several
                                           other fixed income and separate
                                           accounts.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts, if these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Back Bay Advisors Managed Series)

Investments as of December 31, 1998

Common Stocks--64.4% of Total Net Assets


                See accompanying notes to financial statements.

 Shares                                                              Value (a)

        Aerospace--0.7%
 11,276 Boeing Co. ..............................................   $    367,880
  5,400 Lockheed Martin Corp. ...................................        457,650
 14,600 Rockwell International Corp. ............................        709,013
                                                                    ------------
                                                                       1,534,543
                                                                    ------------

        Air Transportation--0.4%
  5,800 Delta Air Lines, Inc. ...................................        301,600
 22,725 Southwest Airlines Co. ..................................        509,892
                                                                    ------------
                                                                         811,492
                                                                    ------------

        Automobile & Related--0.7%
 16,900 Ford Motor Co. ..........................................        991,819
  4,500 Goodyear Tire & Rubber Co. ..............................        226,969
  7,200 Paccar, Inc. ............................................        296,100
                                                                    ------------
                                                                       1,514,888
                                                                    ------------

        Banks--5.1%
 29,340 Banc One Corp. ..........................................      1,498,174
 25,589 Bank America Corp. ......................................      1,538,539
 10,600 Bankers Trust New York Corp. ............................        905,638
 17,400 Chase Manhattan Corp. New................................      1,184,287
 31,944 Citicorp Group, Inc. ....................................      1,581,228
 10,900 J.P. Morgan & Co., Inc. .................................      1,145,181
 10,000 Republic NY Corp. .......................................        455,625
 62,200 Wells Fargo & Co. .......................................      2,484,112
                                                                    ------------
                                                                      10,792,784
                                                                    ------------

        Business Machines--2.8%
 26,838 Compaq Computer Corp. ...................................      1,125,519
 15,500 Dell Computer Corp. .....................................      1,134,406
 19,800 International Business Machines Corp. ...................      3,658,050
                                                                    ------------
                                                                       5,917,975
                                                                    ------------

        Business Services--0.6%
 28,500 Browning Ferris Industries, Inc. ........................        810,469
  9,200 H & R Block, Inc. .......................................        414,000
                                                                    ------------
                                                                       1,224,469
                                                                    ------------

        Chemicals--1.3%
  8,000 Allied-Signals, Inc. ....................................        354,500
 15,100 E.I. Du Pont de Nemours & Co. ...........................        801,244
 11,000 Great Lakes Chemical Corp. ..............................        440,000
 11,600 Monsanto Co. ............................................        551,000
  7,800 Pitney Bowes, Inc. ......................................        515,288
  5,100 Union Carbide Corp. .....................................        216,750
                                                                    ------------
                                                                       2,878,782
                                                                    ------------


 Shares                                                              Value (a)

        Communication--7.1%
 15,500 Airtouch Communications, Inc. ...........................   $  1,117,937
    600 Ameritech Corp. .........................................         38,025
 39,261 AT&T Co. ................................................      2,954,390
 22,424 Bell Atlantic Corp. .....................................      1,188,472
 32,400 Bellsouth Corp. .........................................      1,615,950
 10,600 GTE Corp. ...............................................        689,000
 12,800 Harris Corp. ............................................        468,800
 17,668 Lucent Technologies, Inc. ...............................      1,943,480
 21,700 MCI Worldcom, Inc. ......................................      1,556,975
 11,900 Northern Telecom, Ltd. ..................................        596,488
 28,274 SBC Communications, Inc. ................................      1,516,193
 23,900 US West, Inc. ...........................................      1,544,537
                                                                    ------------
                                                                      15,230,247
                                                                    ------------

        Conglomerates--0.6%
 11,100 Frontier Corp. ..........................................        377,400
 13,800 Minnesota Mining & Manufacturing Co. ....................        981,525
                                                                    ------------
                                                                       1,358,925
                                                                    ------------

        Construction--0.9%
 18,000 Home Depot, Inc. ........................................      1,101,375
 29,800 Masco Corp. .............................................        856,750
                                                                    ------------
                                                                       1,958,125
                                                                    ------------

        Consumer Durables--2.3%
  7,300 Black & Decker Corp. ....................................        409,256
 43,700 General Electric Co. ....................................      4,460,131
    800 Whirlpool Corp. .........................................         44,300
                                                                    ------------
                                                                       4,913,687
                                                                    ------------

        Containers--0.1%
  6,000 Bemis, Inc. .............................................        227,625
                                                                    ------------

        Data Processing--3.1%
 23,100 Intel Corp. .............................................      2,738,794
 28,700 Microsoft Corp. .........................................      3,980,331
    150 Oracle Systems Corp. ....................................          6,469
                                                                    ------------
                                                                       6,725,594
                                                                    ------------

        Domestic Oil--0.9%
  4,300 Amerada Hess Corp. ......................................        213,925
  5,600 Amoco Corp. .............................................        330,400
  5,400 Atlantic Richfield Co. ..................................        352,350
  7,200 Halliburton Co. .........................................        213,300
  3,601 Sunoco, Inc. ............................................        129,861
  6,200 Tenneco, Inc. ...........................................        211,188
 15,600 Unocal Corp. ............................................        455,325
                                                                    ------------
                                                                       1,906,349
                                                                    ------------


New England Zenith Fund
(Back Bay Advisors Managed Series)

Investments as of December 31, 1998

Common Stocks--(Continued)


                See accompanying notes to financial statements.

 Shares                                                              Value (a)

        Drugs & Medicine--6.2%
 17,600 Abbott Laboratories......................................   $    862,400
 16,100 American Home Products Corp. ............................        906,631
 12,800 Bausch & Lomb, Inc. .....................................        768,000
 17,500 Baxter International, Inc. ..............................      1,125,469
 19,200 Becton Dickinson & Co. ..................................        819,600
 17,000 C.R. Bard, Inc. .........................................        841,500
 12,600 Corning, Inc. ...........................................        567,000
 15,800 Eli Lilly & Co. .........................................      1,404,225
 11,200 Mallinckrodt, Inc. ......................................        345,100
 13,700 Merck & Co., Inc. .......................................      2,023,319
 20,800 Pfizer, Inc. ............................................      2,609,100
 18,400 Schering Plough Corp. ...................................      1,016,600
                                                                    ------------
                                                                      13,288,944
                                                                    ------------

        Electronics--2.3%
 21,400 AMP, Inc. ...............................................      1,114,137
 18,800 Emerson Electric Co. ....................................      1,137,400
 20,000 Hewlett-Packard .........................................      1,366,250
 15,400 Raytheon Co. ............................................        820,050
 14,400 Tektronix, Inc. .........................................        432,900
                                                                    ------------
                                                                       4,870,737
                                                                    ------------

        Energy & Utilities--2.1%
 11,700 Consolidated Edison Co. .................................        618,638
 40,200 Edison International.....................................      1,120,575
 22,000 Pacific Gas & Electric Corp. ............................        693,000
 10,700 Pepco Energy Co. ........................................        445,388
  7,700 Public Service Enterprise Group..........................        308,000
  8,900 Texas Utilities Co. .....................................        415,519
 21,200 Unicom Corp. ............................................        817,525
                                                                    ------------
                                                                       4,418,645
                                                                    ------------

        Energy Raw Materials--0.2%
 27,200 Occidental Petroleum Corp. ..............................        459,000
                                                                    ------------

        Finance--2.1%
 10,400 American Express Co. ....................................      1,063,400
  8,858 Associates First Capital Corp. ..........................        375,358
 21,800 Federal Home Loan Mortgage Corp. ........................      1,404,737
 21,400 Federal National Mortgage Association....................      1,583,600
                                                                    ------------
                                                                       4,427,095
                                                                    ------------

        Food & Agriculture--3.1%
 36,900 Coca Cola Co. ...........................................      2,467,687
 20,450 H. J. Heinz Co. .........................................      1,157,981
 30,700 PepsiCo, Inc. ...........................................      1,256,781
 32,000 Sara Lee Corp. ..........................................        902,000
 30,400 Supervalue, Inc. ........................................        851,200
                                                                    ------------
                                                                       6,635,649
                                                                    ------------


 Shares                                                              Value (a)

        Gas Utilities--0.3%
 14,200 Eastern Enterprises......................................   $    621,250
                                                                    ------------

        Gold--0.1%
  8,900 Barrick Gold Corp. ......................................        173,550
                                                                    ------------

        Insurance--2.5%
 11,500 Aetna Life & Casualty Co. ...............................        904,188
 21,136 Allstate Corp. ..........................................        816,378
 14,400 American General Corp. ..................................      1,123,200
 14,553 American International Group, Inc. ......................      1,406,184
  8,100 CIGNA Corp. .............................................        626,231
  4,600 Loews Corp. .............................................        451,950
                                                                    ------------
                                                                       5,328,131
                                                                    ------------

        International Oil--3.1%
 38,400 Exxon Corp. .............................................      2,808,000
 15,600 Mobil Corp. .............................................      1,359,150
 39,200 Royal Dutch Petroleum Co. (ADR)..........................      1,876,700
  9,600 Texaco, Inc. ............................................        507,600
                                                                    ------------
                                                                       6,551,450
                                                                    ------------

        Leisure--0.2%
 17,000 Brunswick Corp. .........................................        420,750
                                                                    ------------

        Liquor--0.4%
  6,600 Anheuser-Busch Companies, Inc. ..........................        433,125
 11,700 Seagram, Ltd. ...........................................        444,600
                                                                    ------------
                                                                         877,725
                                                                    ------------

        Media--2.2%
 20,100 Cisco Systems, Inc. .....................................      1,865,531
  6,000 Gannett Co., Inc. .......................................        387,000
 15,200 Tele-Communications, Inc., ..............................        840,750
 26,400 Time Warner, Inc. .......................................      1,638,450
                                                                    ------------
                                                                       4,731,731
                                                                    ------------

        Miscellaneous--1.1%
  8,000 American Greetings Corp. ................................        328,500
 10,900 EG & G, Inc. ............................................        303,156
 10,000 IMS Health, Inc. ........................................        754,375
 21,200 Milacron, Inc. ..........................................        408,100
  4,400 Nacco Industries, Inc. ..................................        404,800
  7,926 Newmont Mining Corp. ....................................        143,163
                                                                    ------------
                                                                       2,342,094
                                                                    ------------

        Non-Ferrous Metals--0.5%
 14,000 Aluminum Company of America..............................      1,043,875
                                                                    ------------


New England Zenith Fund
(Back Bay Advisors Managed Series)

Investments as of December 31, 1998

Common Stocks--(Continued)

 Shares                                                              Value (a)

        Office Equipment--0.9%
 15,600 Xerox Corp. .............................................   $  1,840,800
                                                                    ------------

        Optical Photo, Equipment--0.1%
  3,600 Eastman Kodak Co. .......................................        259,200
                                                                    ------------

        Paper & Forest Products--0.8%
  9,900 Burlington Northern Santa Fe.............................        334,125
  3,600 Georgia-Pacific Corp. ...................................        210,825
 19,000 Kimberly Clark Corp. ....................................      1,035,500
  8,400 Westvaco Corp. ..........................................        225,225
                                                                    ------------
                                                                       1,805,675
                                                                    ------------

        Pollution Control--0.2%
  6,887 Waste Management, Inc. ..................................        321,106
                                                                    ------------

        Publishing--0.3%
 12,000 Knight Ridder, Inc. .....................................        613,500
                                                                    ------------

        Railroads & Shipping--0.3%
  5,100 CSX Corp. ...............................................        211,650
 13,500 Norfolk Southern Corp. ..................................        427,781
                                                                    ------------
                                                                         639,431
                                                                    ------------

        Restaurants--0.0%
  3,070 Tricon Global Restaurants, Inc. .........................        153,884
                                                                    ------------

        Retail--3.4%
 19,000 Albertsons, Inc. ........................................      1,210,062
  5,000 J. C. Penney, Inc. ......................................        234,375
 38,900 Kmart Corp.(c)...........................................        595,656
 26,400 Mattel Inc. .............................................        602,250
  7,800 May Department Stores Co. ...............................        470,925
 11,600 Nike Inc., Class B.......................................        470,525
 11,400 Sears Roebuck & Co. .....................................        484,500
 15,000 Walgreen Co. ............................................        878,438
 28,100 Wal-Mart Stores, Inc. ...................................      2,288,394
                                                                    ------------
                                                                       7,235,125
                                                                    ------------

        Soaps & Cosmetics--3.7%
 17,000 Alberto Culver Co. ......................................        453,688
  7,800 Avon Products, Inc. .....................................        345,150
 19,620 Bristol-Myers Squibb Co. ................................      2,625,401
  3,800 Clorox Co. ..............................................        443,888
 18,000 Gillette Co. ............................................        869,625
 16,500 Johnson & Johnson........................................      1,383,937
 20,600 Procter & Gamble Co. ....................................      1,881,037
                                                                    ------------
                                                                       8,002,726
                                                                    ------------

            Steel--0.1%
      7,720 USX-US Steel Group...................................        177,560
                                                                    ------------

            Tobacco--1.0%
     40,800 Philip Morris Companies, Inc. .......................      2,182,800
                                                                    ------------

            Travel & Recreation--0.6%
     39,705 Walt Disney Co. .....................................      1,191,150
                                                                    ------------
            Total Common Stock
             (Identified cost $66,455,590).......................    137,609,068
                                                                    ------------

Warrant--0.1%


      5,500 Republic of Argentina................................       $247,500
                                                                    ------------
            Total Warrants
             (Identified cost $123,860)..........................        247,500
                                                                    ------------

Bonds & Notes--32.0%

    Face
   Amount
            Corporate Bonds--13.6%
 $2,750,000 Aramark Services, Inc.,
             7.000%, 7/15/06.....................................      2,805,632
  1,000,000 CSC Holdings, Inc.
             7.875%, 12/15/07....................................      1,057,360
  2,000,000 CSC Holdings, Inc.
             7.875%, 2/15/18.....................................      2,032,500
  3,000,000 Comcast Cable Communications,
             8.500%, 5/01/27.....................................      3,676,350
  2,000,000 Comcast Cellular Holdings, Inc.,
             9.500%, 5/01/07, 144A...............................      2,135,000
  4,285,000 Great Atlantic & Pacific Tea Co.,
             7.750%, 4/15/07.....................................      4,245,707
  2,000,000 MCI Communications Corp.
             7.125%, 6/15/27.....................................      2,214,080
  4,000,000 News America Holdings, Inc.,
             10.125%, 10/15/12...................................      4,649,720
  2,750,000 Norfolk Southern Corp.,
             7.050%, 5/01/37.....................................      2,999,507
  2,000,000 Total Access Communication,
             8.375%, 11/04/06....................................      1,327,500
  1,850,000 United Utilities Corp.,
             6.250%, 8/15/05.....................................      1,867,760
                                                                    ------------
                                                                      29,011,116
                                                                    ------------


                See accompanying notes to financial statements.

New England Zenith Fund
(Back Bay Advisors Managed Series)

Investments as of December 31, 1998

Bonds & Notes--(Continued)

    Face
   Amount                                                           Value (a)

             Foreign--9.6%
 $ 4,000,000 Government of Canada,
              10.250%, 3/15/14 (CAD)............................   $  4,042,918
   5,000,000 Government of Canada,
              Zero Coupon, 3/15/21 (CAD)........................      1,003,108
  15,000,000 Government of Canada,
              Zero Coupon, 6/01/25 (CAD)........................      2,493,327
   3,000,000 Province of Ontario,
              8.100%, 9/08/23 (CAD).............................      2,587,831
  30,000,000 Province of Ontario,
              Zero Coupon, 09/08/23 (CAD).......................      4,872,228
  15,000,000 Province of Quebec Stripped,
              Zero Coupon, 1/16/23 (CAD)........................      2,331,698
   3,600,000 Province of Quebec,
              8.500%, 04/01/26 (CAD)............................      3,178,410
                                                                   ------------
                                                                     20,509,520
                                                                   ------------
             Yankee--8.6%
     850,000 Pemex Financial, Ltd.,
              9.150%, 11/15/18..................................        844,688
   2,000,000 Petroleos Mexicanos,
              9.500%, 9/15/27...................................      1,642,500
     925,000 Pindo Deli Fin Mauritius,
              10.750%, 10/01/07, 144A...........................        494,875
   5,500,000 Republic of Argentina,
              11.000%, 12/04/05.................................      5,458,750
   5,000,000 Republic of Columbia
              7.625%, 2/15/07...................................      4,162,500
   1,000,000 Republic of Korea,
              8.875%, 4/15/08...................................      1,032,560
   5,008,000 Republic of Panama,
              8.875%, 9/30/27, 144A.............................      4,695,000
                                                                   ------------
                                                                     18,330,873
                                                                   ------------

             U.S. Government Bonds--0.2%
     234,917 Government National Mortgage Association, 10.000%,
              9/15/18...........................................        254,516
     255,634 Government National Mortgage Association, 11.500%
              with various maturities to 2013...................        284,768
                                                                   ------------
                                                                        539,284
                                                                   ------------
             Total Bonds & Notes
              (Identified Cost $65,980,913).....................     68,390,793
                                                                   ------------

Short-Term Investment--2.7%

    Face
   Amount                                                           Value (a)

 $ 5,761,000 Household Finance Corp.,
              5.000%, 1/4/99....................................   $  5,758,600
                                                                   ------------
             Total Short-Term Investment
              (Identified Cost $5,758,600)......................      5,758,600
                                                                   ------------
             Total Investments--99.2%
              (Identified Cost $138,318,963)(b).................    212,005,961
             Other assets less liabilities......................      1,633,232
                                                                   ------------
             Total Net Assets--100%.............................   $213,639,193
                                                                   ============
(a)See Note 1A of Notes to Financial Statements.
(b)Federal Tax Information:

   At December 31, 1998 the net unrealized appreciation on investments based on cost of $138,318,963 for federal income tax purposes was as follows:


   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost..............  $ 77,760,153
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value..............    (4,073,155)
                                                                   ------------
   Net unrealized appreciation...................................  $ 73,686,998
                                                                   ============

(c)Non-income producing security.

ADR/GDR--An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR)
         is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States or Canada.
144A-- Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,324,875 or 3.4% of total net assets.
CAD--    Security denominated in Canadian Dollars.

                See accompanying notes to financial statements.
72

New England Zenith Fund
(Back Bay Advisors Managed Series)

Statement of Assets & Liabilities
December 31, 1998

Assets
 Investments at value...................................           $212,005,961
 Cash...................................................                121,862
 Foreign cash at value
  (Identified cost $33).................................                     33
 Receivable for:
 Fund shares sold.......................................                104,417
 Securities sold........................................                495,681
 Dividends and interest.................................              1,293,993
 Foreign taxes..........................................                    632
                                                                   ------------
                                                                    214,022,579
Liabilities
 Payable for:
 Fund shares redeemed...................................  $229,093
 Accrued expenses:
 Management fees........................................    88,603
 Deferred trustees' fees................................    54,804
 Other expenses.........................................    10,886
                                                          --------
                                                                        383,386
                                                                   ------------
                                                                   $213,639,193
                                                                   ============
Net Assets
 Net Assets consist of:
 Capital paid in........................................           $136,108,055
 Undistributed net investment income....................                  9,035
 Accumulated net realized gains
  (losses)..............................................              3,833,767
 Unrealized appreciation
  (depreciation) on investments
  and foreign currency..................................             73,688,336
                                                                   ------------
Net Assets..............................................           $213,639,193
                                                                   ============
Computation of offering price:
Net asset value and redemption price
 per share ($213,639,193 divided by 1,028,313 shares of
 beneficial interest)...................................           $     207.76
                                                                   ============
Identified cost of investments..........................           $138,318,963
                                                                   ============

Statement of Operations
Year Ended December 31, 1998

Investment Income
 Dividends..........................................               $ 2,222,231(a)
 Interest...........................................                 5,265,645
                                                                   -----------
                                                                     7,487,876
Expenses
 Management fees....................................  $ 1,003,695
 Trustees' fees and expenses........................       25,171
 Custodian..........................................       88,663
 Audit and tax services.............................       14,308
 Legal..............................................       13,814
 Printing...........................................       14,266
 Insurance..........................................        5,488
 Miscellaneous......................................        4,222
                                                      -----------
 Total expenses.....................................                 1,169,627
                                                                   -----------
Net investment income...............................                 6,318,249
Realized and Unrealized Gain (Loss) on Investments,
 and Foreign Currency Transactions
 Realized gain (loss) on:
 Investments--net...................................   11,395,749
 Foreign currency transactions--net.................      (24,441)
                                                      -----------
  Total realized gain (loss) on investments and
   foreign currency transactions....................   11,371,308
                                                      -----------
 Unrealized appreciation (depreciation) on:
 Investments--net...................................   18,224,361
 Foreign currency transactions--net.................       16,332
                                                      -----------
  Total unrealized appreciation (depreciation) on
   investments, and foreign currency transactions...   18,240,693
                                                      -----------
Net gain (loss) on investment transactions..........                29,612,001
                                                                   -----------
Net Increase (Decrease) in Net Assets From
 Operations.........................................               $35,930,250
                                                                   ===========
(a) Net of foreign taxes of: $11,520

                See accompanying notes to financial statements.

New England Zenith Fund
(Back Bay Advisors Managed Series)

Statement of Changes in Net Assets

                                                      Year Ended    Year Ended
                                                     December 31,  December 31,
                                                         1997          1998
                                                     ------------  ------------
From Operations
 Net investment income.............................  $  5,630,618  $  6,318,249
 Net realized gain (loss) on investments and
  foreign currency transactions....................    21,058,248    11,371,308
 Unrealized appreciation (depreciation) on
  investments, and foreign currency transactions...    14,235,222    18,240,693
                                                     ------------  ------------
 Increase (decrease) in net assets from operations.    40,924,088    35,930,250
                                                     ------------  ------------
From Distributions to Shareholders
 Net investment income.............................    (5,622,790)   (6,267,551)
 Net realized gain on investments..................   (16,617,273)  (12,208,852)
                                                     ------------  ------------
                                                      (22,240,063)  (18,476,403)
                                                     ------------  ------------
From Capital Shares Transactions
 Proceeds from sale of shares......................    22,338,847    28,307,821
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     5,622,790     6,267,551
 Distributions from net realized gain..............    16,617,273    12,208,852
                                                     ------------  ------------
                                                       44,578,910    46,784,224
 Cost of shares redeemed...........................   (35,368,662)  (39,381,579)
                                                     ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................     9,210,248     7,402,645
                                                     ------------  ------------
 Total increase (decrease) in net assets...........    27,894,273    24,856,492
Net Assets
 Beginning of the year.............................   160,888,428   188,782,701
                                                     ------------  ------------
 End of the year...................................  $188,782,701  $213,639,193
                                                     ============  ============
Undistributed Net Investment Income
 Beginning of the year.............................  $     40,029  $      5,466
                                                     ============  ============
 End of the year...................................  $      5,466  $      9,035
                                                     ============  ============
Number of Shares of the Fund:
 Issued from the sale of shares....................       115,122       137,877
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        30,044        30,019
 Distributions from net realized gain..............        88,778        58,566
                                                     ------------  ------------
                                                          233,944       226,462
 Redeemed..........................................      (183,956)     (192,507)
                                                     ------------  ------------
 Net change........................................        49,988        33,955
                                                     ============  ============

Financial Highlights

                                         Year Ended December 31,
                               ------------------------------------------------
                                 1994      1995      1996      1997      1998
                               --------  --------  --------  --------  --------
Net Asset Value, Beginning of
 Year........................  $ 137.18  $ 130.30  $ 163.52  $ 170.37  $ 189.85
                               --------  --------  --------  --------  --------
Income From Investment
 Operations
 Net Investment Income.......      5.42      6.34      6.43      6.38      6.56
 Net Realized and Unrealized
  Gain (Loss) on Investments.     (6.92)    34.33     18.21     38.47     30.50
                               --------  --------  --------  --------  --------
 Total From Investment
  Operations.................     (1.50)    40.67     24.64     44.85     37.06
                               --------  --------  --------  --------  --------
Less Distributions
 Distributions From Net
  Investment Income..........     (5.38)    (6.34)    (6.34)    (6.42)    (6.51)
 Distributions in Excess of
  Net Investment Income......      0.00     (0.23)     0.00      0.00      0.00
 Distributions From Net
  Realized Capital Gains.....      0.00     (0.88)   (11.45)   (18.95)   (12.64)
                               --------  --------  --------  --------  --------
 Total Distributions.........     (5.38)    (7.45)   (17.79)   (25.37)   (19.15)
                               --------  --------  --------  --------  --------
Net Asset Value, End of Year.  $ 130.30  $ 163.52  $ 170.37  $ 189.85  $ 207.76
                               ========  ========  ========  ========  ========
Total Return (%).............      (1.1)     31.3      15.0      26.6      19.7
Ratio of Operating Expenses
 to Average Net Assets (%)...      0.54      0.64      0.62      0.61      0.58
Ratio of Net Investment
 Income to Average Net Assets
 (%).........................      3.98      4.06      3.64      3.20      3.15
Portfolio Turnover Rate (%)..        76        51        72        65        25
Net Assets, End of Year
 (000).......................  $121,877  $147,536  $160,888  $188,783  $213,639

                See accompanying notes to financial statements.
74

Salomon Brothers Strategic Bond Opportunities Series
Portfolio Managers: Roger Lavan, Peter Wilby and David Scott
Salomon Brothers Asset Management Inc

[PHOTO OF ROGER LAVAN]
[PHOTO OF PETER WILBY]
[PHOTO OF DAVID SCOTT]

Q. How did the Series perform in 1998?

A. The Salomon Brothers Strategic Bond Opportunities Series had a total return of 2.0% (based on net asset value) for 1998 versus 5.1% for the Lipper Variable Products General Bond Fund Average/9/ and 8.7% for the Lehman Brothers Aggre-gate Bond Index/2/. Underperformance of the Series was largely due to its expo-sure to high yield and emerging markets debt during the unexpected credit cri-sis in the summer of 1998.

Q. How did you manage the Series during the year?

A. For bonds, 1998 was a mixture of good and bad news. The good news was that interest rates fell approximately 1% across the yield curve. Though low infla-tion contributed to lower bond yields, exogenous factors such as equity market fears, default fears and expectations of spreading global economic weakness gave investors sufficient reasons to seek only the safety and liquidity of the Treasury sector. The bad news for bonds that were not Treasuries was that yield spreads across all sectors widened toward unexplainable and unsustainable lev-els. High yield bonds and emerging market debt suffered their worst perfor-mances in years. This was largely due to the increased global spreads.

Early in 1998, domestic demand readings in the U.S. remained exceptionally healthy, benefiting from low interest rates, low unemployment rates and high consumer confidence. Lower quality high yield bonds outperformed, so the Series reaped the profits and upgraded into relatively higher quality bonds. The Se-ries maintained a neutral duration relative to the Lehman Brothers Aggregate Bond Index and increased its over weighting in mortgage backed securities. The Series continued to invest in discount coupon mortgages and seasoned pass through mortgages because of their superior performance as interest rates de-cline. The Series ended the first quarter with 42% U.S. Investment Grade Bonds, 32% High Yield Bonds, 15% Emerging Markets Debt, 7% Non-U.S. Government Bonds and 4% Cash.

The Series maintained its weightings in the high yield sector throughout the second quarter, as credit fundamentals remained favorable. We continued to seek opportunities to upgrade credit quality and moved to a more defensive position within the sector. In the emerging markets sector of the portfolio, we lowered our exposure to Russia and added Bulgaria and Peru. Mexico and Argentina con-tinued to be core holdings, as their fundamentals remained strong.

During the third quarter, heightened global market volatility caused the Series to take a more defensive stance in its high yield sector and to lower its allo-cation to the emerging markets debt sector. We continued to decrease the Se-ries' exposure to Russia and increase its positions in Argentina and Mexico as fundamentals appeared more favorable. The Series continued to favor discount and coupon mortgage backed securities in the investment grade portion of the portfolio. The Series ended the third quarter with 45% investment grade, 30% high yield, 13% emerging market debt, 6% non-U.S. dollar denominated bonds and 6% cash.

During November, high yield and emerging debt markets snapped back strongly when it became apparent to investors that the financial market crisis was end-ing. Bold steps taken by the Federal Reserve Board (the "Fed") in lowering short-term interest rates and restoring liquidity in the markets began to put investors at ease. We maintained our high yield sector of the portfolio as credit spreads had room to improve and interest rates were cut 0.75%. We have increased the Series' allocations in the emerging markets debt sector from 15% to 23%, as the markets have recovered some 20% since their lows in early Sep-tember.

Q. What is your outlook for the Series in 1999?

A. Investor optimism and recent economic data suggest that the U.S. economy is performing well in the new year. As booming sectors moderate and external growth continues to fade the current expansion will slow perceptibly. The opti-mistic view assumes that the rest of the financial world holds together. Out-side the U.S., where the main threat to domestic stability first emerged, con-ditions have deteriorated since the Fed last rate cut. This backdrop leaves the Fed in a watchful state, despite the complacency of today's marketplace and strong fourth-quarter Gross Domestic Product growth. Near-term job and eco-nomic growth probably will remain fairly buoyant, given the boost from lower commodity prices, warm weather and the fresh rise in the equity market. Howev-er, with inflation pressures in remission, the Fed will have ample leeway to renew its rescue efforts in 1999 if necessary.

We remain optimistic about the high yield market, as interest rates are low and credit spreads have room to improve. The emerging debt markets have recov-ered by some 20% since their lows in early September and while there will be bumps along the way, we expect emerging debt to outperform the U.S. investment grade market in 1999. We have increased our allocations in that sector from 15% to 23%.

                             [GRAPH APPEARS HERE]

          Date          Strategic Bond Opp. Series     Lehman Aggregate Bond
          ----          --------------------------     ---------------------
        10/31/94               $10,000                      $10,000
        12/31/94                $9,860                      $10,047
        12/31/95               $11,771                      $11,903
        12/31/96               $13,461                      $12,335
        12/31/97               $14,952                      $13,529
        12/31/98               $15,257                      $14,702

 Average Annual Return

                                                            Lipper Variable
                     Strategic Bond        Lehman             General Bond
                       Opp. Series    Aggregate Bond/2/     Fund Average/9/

           1 year          2.0%             8.7%                 5.1%
          3 years          9.0              7.3                  7.2
  Since Inception         10.7              9.7                  n/a

[GRAPHIC APPEARS HERE] Fund Facts

Goal: A high level of total return consistent with the preservation of capital.

Start date: October 31, 1994

Size: $95 million as of December 31, 1998

Managers: Peter Wilby and David Scott have co-managed the Series since its inception in October 1994. Mr. Lavan began co-managing the Series in June 1998. Mr. Wilby and Mr. Scott have also managed the Salomon Brothers Investment Series--Strategic Bond Fund since March 1995 and the North American Strategic Income Fund since March 1995. Mr. Wilby has also managed the Salomon Brothers Investment Series--High Yield Bond Fund since March 1995. Mr. Lavan has also managed the Salomon Brothers Investment Series--U.S. Government Income Fund and North American U.S. Government Securities Fund since January 1992. He joined Salomon Brothers in 1990.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts, if these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Salomon Brothers Strategic Bond Opportunities Series)

Investments as of December 31, 1998

Bonds & Notes--98.0% of Total Net Assets

      Face
     Amount                                                          Value (a)
                Apparel & Textiles--0.5%
 $      250,000 Collins & Aikman Floorcovering
                 10.000%, 1/15/07................................   $   261,562
        250,000 Synthetic Industries, Inc., Series B 9.250%,
                 2/15/07.........................................       257,812
                                                                    -----------
                                                                        519,374
                                                                    -----------
                Automotive & Related--1.0%
        250,000 BREED Technologies, Inc. 144A, 9.250%,
                 4/15/08(d)......................................       220,625
        200,000 Foamex L.P/Foamex Capital Corp.
                 9.875%, 6/15/07.................................       214,250
        250,000 Hayes Lemmerz International, Inc.,
                 144A, 8.250%, 12/15/08(d).......................       250,000
        250,000 Key Plastic, Inc.
                 10.250%, 3/15/07................................       234,375
                                                                    -----------
                                                                        919,250
                                                                    -----------
                Banks--0.6%
        600,000 U.S. Bank National
                 Association of Minneapolis
                 5.700%, 12/15/08................................       595,488
                                                                    -----------
                Biotechnology--0.3%
        250,000 Monsanto Co.
                 144A, 5.875%, 12/08/08(d).......................       249,890
                                                                    -----------
                Cable & Other Media--3.2%
        250,000 Adelphia Communications Corp.
                 Series B 10.500%, 7/15/04.......................       273,750
        150,000 American Media Operations
                 11.625%, 11/15/04...............................       153,750
        500,000 Avalon Cable 144A,
                 0/11.125%, 12/01/08(c)(d).......................       280,000
        250,000 Capstar Broadcasting
                 9.250%, 7/01/07.................................       260,625
        500,000 Century Communications
                 Zero Coupon, 1/15/08............................       255,000
        150,000 CSC Holdings, Inc.
                 10.500%, 5/15/16................................       178,125
        150,000 Diamond Cable Communication,
                 0/11.750%, 12/15/05(c)..........................       124,875
        250,000 Falcon Holdings Group 8.375%, 4/15/10............       257,500
        200,000 Jacor Communications Co.
                 9.750%, 12/15/06................................       222,000
        500,000 LIN Holdings Corp. 0/10.000%, 3/01/08(c).........       351,250
        250,000 Marcus Cable Co. 14.250%, 12/15/05...............       240,000
        150,000 Rogers Cablesystems, Ltd., Series B 10.000%,
                 3/15/05.........................................       168,938
         99,000 SFX Broadcasting, Inc. 10.750%, 5/15/06..........       109,271
        400,000 United International Holdings, Series B
                 0/10.750%, 2/15/08(c)...........................       212,000
                                                                    -----------
                                                                      3,087,084
                                                                    -----------
                Capital Goods/Building Products--2.5%
        225,000 Alvey Systems, Inc., 11.375%, 1/31/03............       226,687
        185,000 EnviroSource, Inc.
                 9.750%, 6/15/03.................................       166,500
        250,000 High Voltage Engineering Corp.
                 10.500%, 8/15/04................................       236,875
        250,000 International Knife & Saw 11.375%, 11/15/06......       257,187
        100,000 Jordan Industries, Inc., Series B 10.375%,
                 8/01/07.........................................       103,625
        250,000 Jordan Industries, Inc., Series B 11.750%
                 4/01/09.........................................       152,500
        250,000 Motors & Gears, Inc., Series D 10.750%, 11/15/06.       263,437
        250,000 Packard Biosciences, Inc., Series B 9.375%,
                 3/01/07.........................................       237,187
        250,000 Polymer Group, Inc., Series B
                 9.000%, 7/01/07.................................       247,500
        500,000 Praxair, Inc. 6.150%, 4/15/03....................       500,315
                                                                    -----------
                                                                      2,391,813
                                                                    -----------
                Chemicals--0.5%
        250,000 Huntsman Corp. 144A,
                 9.500%, 7/01/07(d)..............................       250,625
        250,000 ISP Holdings, Inc. 9.000%, 10/15/03..............       264,062
                                                                    -----------
                                                                        514,687
                                                                    -----------

                Computer Software & Services--1.1%
        450,000 Comdisco, Inc. 6.130%, 8/01/01...................       458,802
        200,000 DecisionOne Corp. 9.750%, 8/01/07................        92,000
        250,000 Primark Corp. 144A,
                 9.250%, 12/15/08(d).............................       250,625
        250,000 Unisys Corp. 7.875%, 4/01/08.....................       265,000
                                                                    -----------
                                                                      1,066,427
                                                                    -----------
                Consumer Products--1.1%
        250,000 American Saftey Razor Series B 9.875%, 8/01/05...       252,187
        300,000 Ekco Group, Inc., Series B
                 9.250%, 4/01/06.................................       300,375

                See accompanying notes to financial statements.

New England Zenith Fund
(Salomon Brothers Strategic Bond Opportunities Series)

Investments as of December 31, 1998

Bonds & Notes--(Continued)

      Face
     Amount                                                          Value (a)
                Consumer Products--(Continued)
 $       97,000 Hines Horticulture, Inc.
                 11.750%, 10/15/05...............................   $   102,820
        250,000 North Atlantic Trading, Inc.
                 11.000%, 6/15/04................................       247,500
        150,000 Shop-Vac Corp. 10.625%, 9/01/03..................       163,688
                                                                    -----------
                                                                      1,066,570
                                                                    -----------
                Cosmetics & Toiletries--0.4%
        250,000 French Fragrances, Inc., Series B 10.375%,
                 5/15/07.........................................       249,687
        300,000 Revlon Worldwide Corp., Series B
                 Zero Coupon, 3/15/01............................       166,500
                                                                    -----------
                                                                        416,187
                                                                    -----------
                Defense & Aerospace--0.9%
        250,000 BE Aerospace, Series B
                 8.000%, 3/01/08.................................       245,625
        125,000 L-3 Communications Corp. 144A, 8.000%,
                 8/01/08(d)......................................       125,625
        250,000 Raytheon Co. 6.150%, 11/01/08....................       253,837
        250,000 Stellex Industries, Inc. 9.500%, 11/01/07........       216,250
                                                                    -----------
                                                                        841,337
                                                                    -----------
                Electronics--0.5%
        250,000 Amphenol Corp. 9.875%, 5/15/07...................       256,562
        250,000 Jordan Telecommunication Products 9.875%,
                 8/01/07.........................................       252,500
                                                                    -----------
                                                                        509,062
                                                                    -----------
                Energy--0.9%
        400,000 Occidental Petroleum Corp. 9.250%, 8/01/19.......       464,376
        250,000 Transamerican Energy Corp., Series B, 0/13.000%,
                 6/15/02(c)......................................        85,000
        250,000 Transamerican Energy Corp.
                 11.500%, 6/15/02................................        95,000
        250,000 United Refining Co., Series B 10.750%, 6/15/07...       172,500
                                                                    -----------
                                                                        816,876
                                                                    -----------
                Environmental Control--0.8%
        250,000 Allied Waste Industries, Inc. 144A,
                  7.875%, 1/01/09(d).............................       254,062
        250,000 Marsulex, Inc. 9.625%, 7/01/08...................       256,562
        250,000 Safety Kleen Services, Inc. 9.250%, 6/01/08......       256,250
                                                                    -----------
                                                                        766,874
                                                                    -----------
                Finance--1.2%
        125,000 Airplane Pass Thru Trust, 10.875%, 3/15/19.......       132,930
        250,000 DVI, Inc. 9.875%, 2/01/04........................       240,625
        310,000 Merrill Lynch & Co.
                 6.000%, 11/15/04................................       317,025
        450,000 Paine Webber Group, Inc. 7.000%, 3/01/00.........       454,891
                                                                    -----------
                                                                      1,145,471
                                                                    -----------
                Financial Leasing--0.7%
        250,000 Navistar International 8.000%, 2/01/08...........       254,687
        100,000 United States Leasing International, Inc.
                 8.450%, 1/25/05.................................       114,291
        250,000 William Scotsman, Inc. 9.875%, 6/01/07...........       255,000
                                                                    -----------
                                                                        623,978
                                                                    -----------
                Food & Beverages--1.3%
        250,000 CFP Holdings, Inc., Series B
                 11.625%, 1/15/04................................       205,000
        250,000 Delta Beverage Group 9.750%, 12/15/03............       261,250
        200,000 Dole Foods, Inc. 6.750%, 7/15/00.................       203,665
        250,000 Imperial Holly Corp. 9.750%, 12/15/07............       247,500
        250,000 SC International Services, Inc. 9.250%, 9/01/07..       251,250
        150,000 Stroh Brewery Co.
                 11.100%, 7/01/06................................       113,250
                                                                    -----------
                                                                      1,281,915
                                                                    -----------
                Foreign--3.6%
  1,200,000,000 Euro Investment Bank 7.450%, 2/04/99(e)..........       729,838
    273,400,000 Hellenic Republic
                 8.900%, 4/01/03(g)..............................     1,026,154
        400,000 Korea Development Bank 9.600%, 12/01/00..........       394,524
      1,000,000 Morocco Loan 6.063%, 1/01/09.....................       805,000
         90,000 New South Wales Treasury Corp. 7.375%,
                 2/21/07(h)......................................        61,469
        600,000 Nordiska Investeringsbanke 17.750%, 4/15/02(k)...       195,513
        550,000 Sudwest Landes Bank 17.500%, 5/05/03(k)..........       185,449
         50,515 Vnesheconombank USSR 144A, 5.968%,
                 12/15/15(d)(n)..................................         5,496
                                                                    -----------
                                                                      3,403,443
                                                                    -----------

                See accompanying notes to financial statements.

New England Zenith Fund
(Salomon Brothers Strategic Bond Opportunities Series)

Investments as of December 31, 1998

Bonds & Notes--(Continued)

      Face
     Amount                                 Value (a)
                Foreign Government--23.0%
 $      725,000 Federal Republic of Brazil, 6.125%, 4/15/24(n)..... $   420,500
      1,075,000 Federal Republic of Brazil 10.125%, 5/15/27........     744,437
        760,000 Federal Republic of Germany 5.625%, 1/04/28(f).....     513,932
        400,000 Federal Republic of Germany 4.125%, 7/04/08(f).....     244,810
        280,000 Federal Republic of Germany 4.750%, 7/04/08(f).....     179,482
      5,960,000 Kingdom of Denmark 8.000%, 5/15/03(i)..............   1,086,403
      1,300,000 Kingdom of Morocco 4.375%, 1/01/09.................     964,437
      3,800,000 Kingdom of Sweden 11.000%, 1/21/99(j)..............     469,761
      2,100,000 Kingdom of Sweden 6.500%, 5/05/08(j)...............     304,217
      2,400,000 National Republic of Bulgaria 6.687%, 7/28/11(n)...   1,608,000
      1,081,000 Republic of Argentina 6.187%, 3/31/05(n)...........     913,877
      2,800,000 Republic of Argentina 11.000%, 12/04/05............   2,779,000
      1,600,000 Republic of Argentina 5.750%, 3/31/23(c)...........   1,159,000
        565,830 Republic of Ecuador 6.625%, 2/27/15(n).............     231,283
      1,500,000 Republic of Ecuador 3.500%, 2/28/25................     637,575
      1,000,000 Republic of Finland 6.000%, 4/25/08(l).............     225,974
     82,900,000 Republic of Greece 11.000%, 2/25/00(g).............     287,164
     29,000,000 Republic of Greece 8.700%, 4/08/05(g)..............     111,646
     80,000,000 Republic of Greece 8.600%, 3/26/08(g)..............     317,279
      1,000,000 Republic of Panama 4.000%, 7/17/14.................     745,000
      3,100,000 Republic of Peru 4.000%, 3/07/17...................   1,945,250
        370,000 Republic of Slovenia 5.375%, 5/27/05(m)............     441,174
      1,214,280 Republic of Venezuela 6.125%, 3/31/07(n)...........     763,114
      2,785,713 Republic of Venezuela 5.937%, 12/18/07(n)..........   1,694,410
      1,000,000 United Mexican States 6.250%, 12/31/19.............     781,300
      2,225,000 United Mexican States 11.500%, 5/15/26.............   2,408,562
                                                                    -----------
                                                                     21,977,587
                                                                    -----------
                Government Agencies--16.2%
        156,858 Federal Home Loan Mortgage 10.000%, 5/15/20......       169,321
          2,345 Federal Home Loan Mortgage 11.565%, 6/15/21......        57,055
         17,409 Federal National Mortgage Association 13.000%,
                 11/01/14........................................        20,761
        500,000 Federal National Mortgage Association 7.000%,
                 11/18/15........................................       503,160
         65,841 Federal National Mortgage Association 10.400%,
                 4/25/19.........................................        70,735
      3,711,611 Federal National Mortgage Association 0.605%,
                 3/17/20(o)......................................        95,388
        855,897 Federal National Mortgage Association 6.500%,
                 3/01/26.........................................       861,777
        104,640 Federal National Mortgage Association 7.000%,
                 5/01/26.........................................       106,766
      5,059,504 Federal National Mortgage Association 1.641%,
                 2/25/35(o)......................................       397,171
      8,482,574 Federal National Mortgage Association 0.545%,
                 10/17/36(o).....................................       235,815
     10,000,000 Federal National Mortgage Association 6.000%,
                 12/01/2099......................................     9,868,700
      3,100,000 Federal National Mortgage Association 6.500%,
                 12/01/2099......................................     3,120,336
                                                                    -----------
                                                                     15,506,985
                                                                    -----------
                Health Care--1.3%
        200,000 Alaris Medical Systems, Inc. 9.750%, 12/01/06....       198,250
        250,000 Dade International, Inc. 11.125%, 5/01/06........       277,812
        150,000 Fresenius Medical Care Cap 9.000%, 12/01/06......       156,000
        150,000 Maxxim Medical, Inc. 10.500%, 8/01/06............       161,625
        250,000 Prime Medical Services, Inc. 8.750, 4/01/08......       240,625
        200,000 Vencor, Inc. 9.875%, 5/01/05.....................       174,000
                                                                    -----------
                                                                      1,208,312
                                                                    -----------
                Housing Related--0.3%
        250,000 CB Richards Ellis Services 8.875%, 6/01/06.......       245,000
                                                                    -----------
                Insurance--0.4%
        400,000 Aetna Services, Inc. 7.625%, 8/15/26.............       404,344
                                                                    -----------

                See accompanying notes to financial statements.

New England Zenith Fund
(Salomon Brothers Strategic Bond Opportunities Series)

Investments as of December 31, 1998

Bonds & Notes--(Continued)

      Face
     Amount                                                          Value (a)
                Leisure Time--1.4%
 $      250,000 Empress Entertainment, Inc. 8.125%, 7/01/06......   $   251,250
        250,000 Grand Casino, Series B 9.000%, 10/15/04..........       276,250
        250,000 Park Place Entertainment Corp. 144A, 7.875%,
                 12/15/05(d).....................................       250,625
        250,000 Prime Hospitality Corp. 9.750%, 4/01/07..........       252,500
        250,000 Sun International, Ltd. 8.625%, 12/15/07.........       259,062
                                                                    -----------
                                                                      1,289,687
                                                                    -----------
                Metal/Mining/Steel--0.8%
        250,000 Murrin Murrin Holdings Property, Ltd. 9.375%,
                 8/31/07.........................................       237,500
        250,000 P&L Coal Holdings Corp. 144A, 9.625%, 5/15/08(d).       254,375
        250,000 Renco Metals, Inc. 11.500%, 7/01/03..............       258,750
                                                                    -----------
                                                                        750,625
                                                                    -----------
                Miscellaneous--2.7%
        247,812 First Union Residential Securitization 7.000%,
                 8/25/28.........................................       232,014
        250,000 Harrahs Operations, Inc. 7.875%, 12/15/05........       251,250
        250,000 HMH Properties, Inc. 7.875%, 8/01/08.............       244,062
        350,000 Nebco Evans Holdings Co. 0/12.375%, 7/15/07(c)...       168,000
        250,000 Neenah Corp. 11.125%, 5/01/07....................       258,750
        300,000 Norsk Hydro A.S.
                 6.700%, 1/15/18.................................       298,110
        446,429 RG Receivables Co. 9.600%, 2/28/05...............       357,143
        250,000 TeleWest plc
                 0/11.000%, 10/01/07(c)..........................       208,750
        550,000 TPSA Fin BV 144A,
                 7.750%, 12/10/08(d).............................       544,356
                                                                    -----------
                                                                      2,562,435
                                                                    -----------
                Mortgage--8.3%
        250,000 ContiFinancial Corp. 8.125%, 4/01/08.............       162,500
      9,746,846 DLJ Commercial Mortgage Corp. .897%, 5/10/23(o)..       459,856
      9,000,000 DLJ Commercial Mortgage Corp. .851%, 11/12/31(o).       509,040
        997,663 GE Capital Mortgage Services, Inc. 6.750%,
                 11/25/28........................................       954,015
      1,645,555 Green Tree Financial Corp. 7.070%, 9/15/07.......     1,705,207
      1,559,513 Mid State Trust VI
                 7.340%, 7/01/35.................................     1,605,316
        472,380 PNC Mortgage Securities Corp. 6.838%, 5/25/28....       440,494
        348,110 PNC Mortgage Securities Corp. 6.750%, 5/25/28....       322,001
        447,502 PNC Mortgage Securities Corp. 6.734%, 7/25/28....       414,499
      1,000,000 PNC Mortgage Securities Corp. 6.500%, 12/25/28...       941,250
        450,000 PNC Mortgage Securities Corp. 6.250%, 11/28/28...       420,750
                                                                    -----------
                                                                      7,934,928
                                                                    -----------
                Oil & Gas--0.6%
        250,000 Bellwether Exploration Co. 10.875%, 4/01/07......       242,500
        150,000 Benton Oil & Gas Co. 11.625%, 5/01/03............        99,000
        250,000 Frontier Oil Corp.
                 9.125%, 2/15/06.................................       232,500
                                                                    -----------
                                                                        574,000
                                                                    -----------
                Paper--0.1%
        125,000 Doman Industries, Ltd. 8.750%, 3/15/04...........        96,250
                                                                    -----------
                Petroleum Services--0.1%
        250,000 Dailey International, Inc. 9.500%, 2/15/08.......       112,500
                                                                    -----------

                Plastics & Packaging--1.5%
        250,000 Anchor Advanced Products, Inc.,
                 Series B 11.750%, 4/01/04.......................       272,500
        150,000 Berry Plastics 12.250%, 4/15/04..................       157,688
        250,000 Huntsman Packaging Corp. 9.125%, 10/01/07........       248,750
        250,000 Indesco International 9.750%, 4/15/08............       233,750
        200,000 Radnor Holdings Corp. 10.000%, 12/01/03..........       202,000
        250,000 Tekni-Plex, Inc. 11.250%, 4/01/07................       275,937
                                                                    -----------
                                                                      1,390,625
                                                                    -----------
                Publishing--0.8%
        250,000 Big Flower Press Holdings, Inc. 144A, 8.625%,
                 12/01/08(d).....................................       250,937
        250,000 Garden State Newspapers, Inc. 8.750%, 10/01/09...       242,187
        250,000 Hollinger International 9.250%, 2/01/06..........       263,437
                                                                    -----------
                                                                        756,561
                                                                    -----------

                See accompanying notes to financial statements.
80

New England Zenith Fund
(Salomon Brothers Strategic Bond Opportunities Series)

Investments as of December 31, 1998

Bonds & Notes--(Continued)

      Face
     Amount                                                          Value (a)
                Retail--Food & Drug--0.9%
 $      150,000 Carr-Gottstein Foods Co. 12.000%, 11/15/05.......   $   171,750
        250,000 Jitney-Jungle Stores 12.000%, 3/01/06............       278,125
        250,000 NBTY, Inc., Series B,
                 8.625%, 9/15/07.................................       245,938
        125,000 Pueblo Xtra International
                 9.500%, 8/01/03.................................       119,375
                                                                    -----------
                                                                        815,188
                                                                    -----------

                Retail--1.3%
        250,000 Advance Stores Co. 10.250%, 4/15/08..............       253,750
        250,000 Cole National Group, Inc. 9.875%, 12/31/06.......       262,500
        150,000 Hills Stores Co. 12.500%, 7/01/03................       105,000
        250,000 Musicland Group, Series B 9.875%, 3/15/08........       245,000
        400,000 Staples, Inc. 7.125%, 8/15/07....................       420,280
                                                                    -----------
                                                                      1,286,530
                                                                    -----------

                Services--2.9%
        600,000 First Data 6.375%, 12/15/07......................       634,926
        250,000 Intertek Financial plc, Series B 10.250%,
                 11/01/06........................................       232,500
        250,000 Iron Mountain, Inc. 10.125%, 10/01/06............       268,750
        250,000 Kindercare Learning Centers 9.500%, 2/15/09......       244,375
        250,000 Loomis Fargo & Co. 10.000%, 1/15/04..............       247,500
        250,000 Mail Well Corp. 144A, 8.750%, 12/15/08(d)........       251,250
        250,000 Pierce Leahy Corp. 11.125%, 7/15/06..............       278,125
        250,000 Protection One Alarm, Inc. 144A, 8.125%,
                 1/15/09(d)......................................       250,625
        400,000 Service Corporation International 6.000%,
                 12/15/05........................................       396,192
                                                                    -----------
                                                                      2,804,243
                                                                    -----------

                Telecommunications--3.4%
      1,020,000 British Telecommunication 7.000%, 5/23/07........     1,133,730
        250,000 Centennial Cellular Corp. 144A, 10.750%,
                 12/15/08(d).....................................       251,875
        250,000 Comcast Cellular Holdings, Inc. 9.500%, 5/01/07..       266,875
        200,000 GTE Corp. 6.940%, 4/15/28........................       211,158
        275,000 ICG Holdings, Inc.
                 0/13.500%, 9/15/05(c)...........................       228,250
        250,000 Intermedia Communications 8.600%, 6/01/08........       246,250
        350,000 International CableTel, Inc.,
                 0/11.500%, 2/01/06(c)...........................       281,750
        200,000 Nextel Communications, Inc., 0/9.750%,
                 8/15/04(c)......................................       194,250
        250,000 Nextel Communications, Inc. 0/9.950%, 2/15/08(c).       150,625
        250,000 Nextlink Communications, Ltd. 9.000%, 3/15/08....       236,563
                                                                    -----------
                                                                      3,201,326
                                                                    -----------

                Transportation--1.3%
        250,000 Atlantic Express Transportation Corp. 10.750%,
                 2/01/04.........................................       254,375
        150,000 Enterprises Shipholding Corp. 8.875%, 5/01/08....       122,489
        200,000 Holt Group, Inc. 144A,
                 9.750%, 1/15/06(d)..............................       140,000
        250,000 Offshore Logistics, Inc. 7.875%, 1/15/08.........       238,750
        250,000 Stena AB 10.500%, 12/15/05.......................       254,375
        400,000 TFM, S.A. DE CV,
                 0/11.750%, 6/15/09(c)...........................       216,000
                                                                    -----------
                                                                      1,225,989
                                                                    -----------

                U.S. Government--9.6%
        200,000 United States Treasury Bonds 6.125%, 11/15/27....       223,598
         91,157 United States Treasury Bonds 3.625%, 4/15/28.....        88,565
        700,000 United States Treasury Bonds 5.500%, 8/15/28.....       733,691
      2,000,000 United States Treasury Bonds 5.250%, 11/15/28....     2,048,720
        200,000 United States Treasury Notes 6.375%, 3/31/01.....       207,446
        500,000 United States Treasury Notes 6.625%, 3/31/02.....       529,000
      1,000,000 United States Treasury Notes 5.875%, 9/30/02.....     1,039,400
        400,000 United States Treasury Notes 5.625%, 12/31/02....       413,608
      3,200,000 United States Treasury Notes 6.125%, 8/15/07.....     3,503,168
        350,000 United States Treasury Notes 4.750%, 11/15/08....       352,723
                                                                    -----------
                                                                      9,139,919
                                                                    -----------
                Total Bonds & Notes
                 (Identified Cost $94,346,095)...................    93,498,760
                                                                    -----------

                See accompanying notes to financial statements.

New England Zenith Fund
(Salomon Brothers Strategic Bond Opportunities Series)

Investments as of December 31, 1998

Preferred Stock--0.0%


    Shares                                                            Value (a)
           840 TCR Holdings, Class B..............................   $        50
           462 TCR Holdings, Class C..............................            26
         1,219 TCR Holdings, Class D..............................            65
         2,521 TCR Holdings, Class E..............................           159
                                                                     -----------
               Total Preferred Stock
                (Identified Cost $300)............................           300
                                                                     -----------

Warrant--0.1%

           200 In Flight Phone Corp. .............................             0
         2,800 Republic of Argentina..............................       126,000
                                                                     -----------
               Total Warrant
                (Identified Cost $63,000).........................       126,000
                                                                     -----------

Short-Term Investment--13.6%

      Face
     Amount                                                        Value (a)
 $   12,975,000 Repurchase agreement with State Street Corp.
                 dated 12/31/98 at 4.85% to be repurchased at
                 $12,981,992 on 1/04/1999 collateralized by
                 $12,240,000 U.S. Treasury Bond 6.25% due
                 2/15/03 with a value of $13,234,500...........   $ 12,975,000
                                                                  ------------
                Total Short-Term Investment
                 (Identified Cost $12,975,000).................     12,975,000
                                                                  ------------
                Total Investments--111.7%
                 (Identified Cost $107,384,395)(b).............    106,600,060
                Other assets less liabilities..................    (11,150,189)
                                                                  ------------
                Total Net Assets--100%.........................   $ 95,449,871
                                                                  ============

Forward Currency Contracts Outstanding at December 31, 1998

                                    Local     Aggregate            Unrealized
     Currency         Delivery    Currency      Face     Total   Appreciation/
     Contract           Date       Amount       Value    Value   (Depreciation)
Deutsche Mark
 (sold)              02/16/1999       855,517 $512,286  $514,521    $(2,235)
Deutsche Mark
 (bought)            02/16/1999       413,250  247,915   248,535        620
Deutsche Mark
 (sold)              02/16/1999       366,599  215,901   220,480     (4,579)
Deutsche Mark
 (bought)            02/16/1999       690,000  411,412   414,977      3,565
Finnish Markka
 (sold)              02/16/1999     1,133,727  223,395   222,873        522
Italian Lira (sold)  02/16/1999 1,196,334,200  723,298   724,764     (1,466)
Swedish Krona
 (sold)              02/16/1999     3,364,716  411,412   414,981     (3,569)
European Currency
 Unit (sold)         02/16/1999       210,198  247,915   247,213        702
European Currency
 Unit (sold)         02/16/1999       159,737  188,649   187,866        783
                                                                    -------
Net unrealized Depreciation on Forward Currency contracts......     $(5,657)
                                                                    =======

(a)  See Note 1A of Notes to Financial Statements
(b) Federal Tax Information: At December 31, 1998 the net unrealized depreciation on investments based on cost of $108,062,531 for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost............... $ 1,992,369
   Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value...............  (3,454,840)
                                                                   -----------
   Net unrealized depreciation.................................... $(1,462,471)
                                                                   ===========

(c) Step Bond; Coupon rate is zero or below market for an initial period and then increased to a higher coupon rate at a specified date.
(d) 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,080,991 or 4.3% of net assets.
(e)  Denominated in Italian Lira
(f)  Denominated in German Marks
(g)  Denominated in Greek Drachma
(h)  Denominated in Australian Dollars
(i)  Denominated in Danish Krone
(j)  Denominated in Swedish Krona
(k)  Denominated in Polish Zloty
(l)  Denominated in Finnish Markka
(m)  Denominated in European Currency
(n)  Floating Rate Security. Rate disclosed is as of 12/31/98.
(o) Interest only certificate. This security receives monthly interest payments but is not entitled to principal payments.

                See accompanying notes to financial statements.

New England Zenith Fund
(Salomon Brothers Strategic Bond Opportunities Series)

Statement of Assets & Liabilities
December 31, 1998

Assets
 Investments at value...............................              $106,600,060
 Cash...............................................                     4,238
 Receivable for:
 Fund shares sold...................................                   481,851
 Dividends and interest.............................                 1,681,063
 Miscellaneous......................................                     5,535
 Unamortized organization expense...................                     1,679
                                                                  ------------
                                                                   108,774,426
Liabilities
 Payable for:
 Securities purchased...............................  $12,991,318
 Open forward currency
  contracts--net....................................        5,657
 Fund shares redeemed...............................      232,551
 Withholding taxes..................................          781
 Accrued expenses:
 Management fees....................................       63,641
 Deferred trustees' fees............................        3,191
 Other expenses.....................................       27,416
                                                      -----------
                                                                    13,324,555
                                                                  ------------
                                                                  $ 95,449,871
                                                                  ============
Net Assets
 Net Assets consist of:
 Capital paid in....................................              $ 98,831,216
 Overdistributed net investment income..............                   (45,647)
 Accumulated net realized gains (losses)............                (2,553,476)
 Unrealized appreciation (depreciation) on
  investments, forward contracts and foreign
  currency..........................................                  (782,222)
                                                                  ------------
Net Assets..........................................              $ 95,449,871
                                                                  ============
Computation of offering price:
Net asset value and redemption price per share
 ($95,449,871 divided by 8,353,715 shares of
 beneficial interest)...............................              $      11.43
                                                                  ============
Identified cost of investments......................              $107,384,395
                                                                  ============

Statement of Operations
Year Ended December 31, 1998

Investment Income
 Dividends..........................................              $     5,865(a)
 Interest...........................................                6,933,508(b)
                                                                  -----------
                                                                    6,939,373
Expenses
 Management fees.................................... $   560,007
 Deferred expense
  reimbursement.....................................      44,840
 Trustees' fees
  and expenses......................................      11,275
 Custodian..........................................      72,068
 Audit and tax
  services..........................................      18,717
 Legal..............................................       3,576
 Printing...........................................      13,548
 Insurance..........................................       2,614
 Amortization of
  organization
  expenses..........................................       2,008
 Miscellaneous......................................       3,665
                                                     -----------
  Total expenses....................................                  732,318
                                                                  -----------
Net investment
 income.............................................                6,207,055
Realized and
 Unrealized Gain
 (Loss) on
 Investments,
 Forward Currency
 Contracts and
 Foreign Currency
 Transactions
 Realized gain
  (loss) on:
 Investments--net...................................  (2,385,817)
 Foreign currency
  transactions--
  net...............................................    (108,006)
                                                     -----------
  Total realized
   gain (loss) on
   investments and
   foreign
   currency
   transactions.....................................  (2,493,823)
                                                     -----------
 Unrealized
  appreciation
  (depreciation)
  on:
 Investments--net...................................  (2,261,287)
 Foreign currency
  transactions--
  net...............................................     (68,148)
                                                     -----------
  Total unrealized
   appreciation
   (depreciation)
   on investments
   and foreign
   currency
   transactions.....................................  (2,329,435)
                                                     -----------
Net gain (loss) on
 investment
 transactions.......................................               (4,823,258)
                                                                  -----------
Net Increase
 (Decrease) in Net
 Assets from
 Operations.........................................              $ 1,383,797
                                                                  ===========

(a) Net of foreign taxes of: $1,166
(b) Net of interest expense of $41,959.

                See accompanying notes to financial statements.

New England Zenith Fund
(Salomon Brothers Strategic Bond Opportunities Series)

Statement of Changes in Net Assets

                                                      Year Ended    Year Ended
                                                     December 31,  December 31,
                                                         1997          1998
                                                     ------------  ------------
From Operations
 Net investment income.............................  $  3,981,350  $  6,207,055
 Net realized gain (loss) on investments and
  foreign currency transactions....................     1,004,553    (2,493,823)
 Unrealized appreciation (depreciation) on
  investments and foreign currency transactions....       774,518    (2,329,435)
                                                     ------------  ------------
 Increase (decrease) in net assets from operations.     5,760,421     1,383,797
                                                     ------------  ------------
From Distributions to Shareholders
 Net investment income.............................    (4,170,493)   (6,162,469)
 Net realized gain on investments..................      (739,272)      (87,409)
 In excess of net realized gain on investment......             0      (137,672)
                                                     ------------  ------------
                                                       (4,909,765)   (6,387,550)
                                                     ------------  ------------
From Capital Shares Transactions
 Proceeds from sale of shares......................    45,476,971    48,659,454
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     4,170,493     6,162,469
 Distributions from net realized gain..............       739,272       225,081
                                                     ------------  ------------
                                                       50,386,736    55,047,004
 Cost of shares redeemed...........................   (15,843,098)  (25,795,325)
                                                     ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................    34,543,638    29,251,679
                                                     ------------  ------------
 Total increase (decrease) in net assets...........    35,394,294    24,247,926
Net Assets
 Beginning of the year.............................    35,807,651    71,201,945
                                                     ------------  ------------
 End of the year...................................  $ 71,201,945  $ 95,449,871
                                                     ============  ============
Undistributed (overdistributed) Net Investment
 Income
 Beginning of the year.............................  $     18,251  $    (14,223)
                                                     ============  ============
 End of the year...................................  $    (14,223) $    (45,647)
                                                     ============  ============
Number of Shares of the Fund:
 Issued from the sale of shares....................     3,727,495     3,992,202
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........       347,510       540,056
 Distributions from net realized gain..............        61,591        18,721
                                                     ------------  ------------
                                                        4,136,596     4,550,979
 Redeemed..........................................    (1,291,407)   (2,123,814)
                                                     ------------  ------------
 Net change........................................     2,845,189     2,427,165
                                                     ============  ============

Financial Highlights

                          October 31, 1994(a)
                                through        Year    Year     Year     Year
                             December 31,     Ended    Ended    Ended    Ended
                                 1994          1995    1996     1997     1998
                          ------------------- ------  -------  -------  -------
Net Asset Value,
 Beginning of Year......        $10.00        $ 9.74  $ 10.85  $ 11.62  $ 12.01
                                ------        ------  -------  -------  -------
Income From Investment
 Operations
 Net Investment Income..          0.12          0.58     0.51     0.75     0.80
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         (0.26)         1.30     1.05     0.54    (0.56)
                                ------        ------  -------  -------  -------
 Total From Investment
  Operations............         (0.14)         1.88     1.56     1.29     0.24
                                ------        ------  -------  -------  -------
Less Distributions
 Distributions From Net
  Investment Income.....         (0.12)        (0.55)   (0.60)   (0.76)   (0.79)
 Distributions From Net
  Realized Capital
  Gains.................          0.00         (0.22)   (0.19)   (0.14)   (0.02)
 Distributions in excess
  of Net Realized
  Capital Gains.........            --            --       --       --    (0.01)
                                ------        ------  -------  -------  -------
 Total Distributions....         (0.12)        (0.77)   (0.79)   (0.90)   (0.82)
                                ------        ------  -------  -------  -------
Net Asset Value, End of
 Year...................        $ 9.74        $10.85  $ 11.62  $ 12.01  $ 11.43
                                ======        ======  =======  =======  =======
Total Return (%)........          (1.4)(b)      19.4     14.4     11.1      2.0
Ratio of Operating
 Expenses to Average Net
 Assets (%).............          0.85 (c)      0.85     0.85     0.85     0.85
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          7.05 (c)      8.39     7.79     7.32     7.20
Portfolio Turnover Rate
 (%)....................           403 (c)       202      176      258      283
Net Assets, End of Year
 (000)..................        $3,450        $9,484  $35,808  $71,202  $95,450
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............          2.01 (c)      2.44     1.19     0.87       --

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

Back Bay Advisors Bond Income Series
Portfolio Manager: Catherine L. Bunting
Back Bay Advisors, L.P.

[PHOTO OF CATHERINE L. BUNTING APPEARS HERE]


Q. Please tell us about Bond Income Series' performance during 1998.

A. We're proud of the Series performance. The Series continued its record of providing consistently solid returns despite investment conditions that fa-vored the safest financial instruments--U.S. Treasuries--instead of corporate bonds, the Series chief investment. The Series ended the year with a total re-turn of 9.0% (based on net asset value). This compares favorably to the Lipper Variable Products "A"-Rated Corporate Bond Fund Average/6/ return of 8.1%, and the Lehman Intermediate Government/Corporate/5/ composite return of 8.4%.

Q. What was the investment environment throughout the past year?

A. Positive economic expectations and the accompanying fear of renewed infla-tion brought lower bond prices early in the year. The belief that Asia's eco-nomic turmoil was largely spent suggested better business conditions for U.S. exporters and possible upward pressure on prices, a combination that could prompt the Federal Reserve Board to raise interest rates--usually a negative for bonds. (Generally, bond prices and interest rates move in opposite direc-tions.) Later, it became clear that Asia's financial crisis was unlikely to end soon, removing a possible stimulus for U.S. business conditions; bond prices rose and yields fell. But bond buyers' confidence vanished abruptly when Russia stunned the investment world by failing to repay debt that had come due to several foreign governments--the bottom dropped out of most fixed-income markets during the third quarter.

By August, market liquidity--the willingness of buyers to purchase bonds that were offered for sale--had dried up across nearly the entire quality spectrum. Concern was widespread that other countries, including Brazil, a linchpin to all South American economies, might follow Russia's lead and fail to make good on their sovereign obligations (government bonds). Worried investors shunned all but the most-respected securities--those of the U.S. government. The flight to quality left other bond market segments adrift, all but closed off the ability of companies to raise needed cash through the issuance of new bonds and sent the high yield bond market into a tailspin. Adding to investor anxiety, the well publicized troubles of some large hedge funds raised fears of further deterioration in the credit markets. In fact, in August, corporate bonds generally experienced their worst one-month performance ever in a non-recessionary period. Spreads between government and corporate issues--that is, the difference in their yields--reached levels previously seen only during re-cessions.

When a one quarter percentage point cut in interest rates by the Federal Re-serve Board failed to bolster market psychology, a second, similar, cut quickly followed, producing the desired impact. The Federal Reserve Board then cut rates a third time, signaling to investors that it was determined not to allow the U.S. economy to slide into an Asia-driven recession.

Investors returned to the better quality corporate sectors, restoring some sense of balance and liquidity to the bond markets. During the last part of 1998, rates moved back up modestly, as continued low unemployment and other economic indicators showed a still-expanding U.S. economy.

Q. Given this environment, what was your investment strategy during 1998?

A. In the first half of the year, we reduced exposure to high yield, lower-grade issues and to securities that might be tainted by global turmoil. We eliminated emerging market debt as well as obligations tied to Asian economies with dubious recovery prospects, and added positions in the domestic utili-ties--especially telecommunications and electric companies--whose fortunes are not tightly tied to economic cycles. For similar reasons we increased holdings in cable and media issues. Finally, taking a longer term view, we backed off slowly on U.S. government holdings because of their low yields--even those (from a short-term perspective) that tend to be issues that hold their value best in an unsettled environment.

Throughout this volatile period in the fixed income market, there was a steady flow of new money into the Series. We used this cash to add to existing posi-tions in our favored sectors-- utilities, telecommunications and cable/media companies-- where prices had been dragged down by market forces unrelated to business fundamentals of individual securities.

At year-end we held some bonds that were below investment grade--rated below Baa/BBB by Moody's or Standard & Poor's. In this category, we limit our com-mitment to issues with the potential for ratings upgrades; if our analysis is correct and upgrades result, these bonds could experience sharp rises in price.

Q. What were the principal factors affecting performance?

A. The Series benefited from the decision to increase holding in utilities and cable/media industries, as those positions recovered smartly from their lows earlier in the year. Our commitment to Canadian issues hurt results, however, because of weakness in the Canadian dollar, which fell victim to depressed world commodity prices. Among individual issues, the bonds of Telecommunica-tions, Inc. and of Time Warner rose when they were upgraded by the major rat-ings services. Holdings in Newscorp., the giant Australian media conglomerate, fell but we remained invested. By the end of the year, this holding had recov-ered some of its decline.

Q. What is your current outlook for the bond market and the Series?

A. As 1999 opens, we do not expect a recession in the American economy. Gross Domestic Product should grow modestly this year, perhaps in the range of 1.5%, a slower rate of expansion than last year. We are generally optimistic about interest rates; the slower economic growth we anticipate should give the Fed-eral Reserve Board no cause to raise short-term interest rates. Long-term rates, as measured by the 30-year Treasury bond should remain fairly stable be-tween 4 3/4 and 5 1/4%. The possibility of meaningful reforms in Brazil and other troubled overseas economies could also ease investor concerns.

In late 1998, there were signs of inventory build-up in many sectors of the economy, suggesting a manufacturing slowdown in the first half of the year and accounting in part for our slow-growth forecast. A small acceleration in GDP growth is possible later in the year, as companies rebuild depleted stock piles of goods.

We continue to be cautious about bond markets because there are still many imponderables overseas. The Series' duration--its sensitivity to interest rate changes--was at around six years at the end of 1998, equivalent to an average maturity of just under ten years. This bullish positioning reflects our view that interest rates will be confined to a narrow range for some time. As we be-gin 1999, we will continue to allocate the Series' cash inflows to existing holdings and sectors as opportunities pre-sent themselves. Our emphasis will remain on better quality U.S. corporate debt, which we believe offers the best combination of yield and price performance for the Series shareholders.

                             [CHART APPEARS HERE]


   Date       Bond Income Series      Lehman Gov't/corp   Lehman Cost of Living
   ----       ------------------      -----------------   ---------------------
 12/31/88          $10,000                $10,000               $10,000
 12/31/89          $11,230                $11,277               $10,465
 12/31/90          $12,138                $12,311               $11,104
 12/31/91          $14,318                $14,112               $11,444
 12/31/92          $15,489                $15,124               $11,776
 12/31/93          $17,442                $16,452               $12,100
 12/31/94          $16,855                $16,134               $12,423
 12/31/95          $20,428                $18,605               $12,739
 12/31/96          $21,370                $19,360               $13,162
 12/31/97          $23,699                $20,884               $13,386
 12/31/98          $25,840                $22,642               $13,610

 Average Annual Total Return
                                                                Lipper Variable
                                Lehman Intermediate               A-Rated Corp.
                  Bond Income     Government Corp.   COL/1/    Bond Fund Avg./6/

         1 year       9.0%              8.4%          1.6%            8.1%
        3 years       8.1               6.8           2.2             6.6
        5 years       8.2               6.6           2.4             6.7
       10 years      10.0               8.5           3.1             9.8
Since Inception      10.4               9.5           3.2             n/a

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]  Fund Facts
Back Bay Advisors Bond Income Series

Goal: A high level of current income consistent with the protection of capital and moderate investment risk.

Start date: August 26, 1983

Size: $268 million as of December 31, 1998

Manager: Catherine Bunting has managed the Series since 1989. She has also served as portfolio manager of New England Bond Income Fund since 1989. She joined Back Bay Advisors in April 1987.


Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts, if these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Back Bay Advisors Bond Income Series)

Investments as of December 31, 1998

Bonds & Notes--97.0% of Total Net Assets

     Face
    Amount                                                          Value (a)

              Aerospace--1.9%
 $  4,700,000 Lockheed Martin Corp., 7.250%, 5/15/2006..........   $  5,088,408
                                                                   ------------

              Business Services--1.2%
    3,000,000 Equifax, Inc., 6.900%, 7/01/2028..................      3,116,220
                                                                   ------------

              Containers--1.0%
    1,500,000 Owens-Illinois, Inc., 7.150%, 5/15/2005...........      1,522,695
    1,000,000 Owens-Illinois, Inc., 8.100%, 5/15/2007...........      1,073,810
                                                                   ------------
                                                                      2,596,505
                                                                   ------------

              Electric Utilities--8.9%
    5,800,000 Arizona Public Service Corp., 8.000%, 12/30/2015..      6,705,728
    1,000,000 BVPS II Funding Corp., 8.680%, 6/01/2017..........      1,159,330
    2,000,000 BVPS II Funding Corp., 8.890%, 6/01/2017..........      2,394,700
    3,000,000 CalEnergy, Inc.,
               9.500%, 9/15/2006................................      3,330,000
    1,000,000 CalEnergy, Inc.,
               7.630%, 10/15/2007...............................      1,067,630
    4,000,000 CalEnergy, Inc.,
               7.520%, 9/15/2008................................      4,201,400
    2,878,000 EIP Funding Corp., 10.250%, 10/01/2012............      3,436,562
    1,500,000 Public Service Co. of New Mexico, 7.100%,
               8/01/2005........................................      1,513,950
                                                                   ------------
                                                                     23,809,300
                                                                   ------------

              Federal Agencies--4.5%
       22,554 Federal Home Loan Bank,
               9.000%, with various maturities to 2001..........         22,761
    5,796,434 Government National Mortgage Association, 7.000%
               with various maturities to 2025..................      5,932,245
    4,645,547 Government National Mortgage Association, 7.500%
               with various maturities to 2025..................      4,791,845
    1,147,622 Government National Mortgage Association, 8.500%
               with various maturities to 2022..................      1,223,163
      142,620 Government National Mortgage Association, 9.000%,
               10/15/2016.......................................        153,144
                                                                   ------------
                                                                     12,123,158
                                                                   ------------

              Finance & Banking--13.6%
    2,000,000 American General Financing, 5.750%, 11/01/2003....      2,008,980
    7,180,000 American General Financing, 8.450%, 10/15/2009....       8,591,803
    5,660,000 Associates Corporation of North America, 8.550%,
               7/15/2009........................................       6,848,317
    2,500,000 Associates Corporation of North America, 7.950%,
               2/15/2010........................................       2,913,075
    7,645,000 BB & T Corp., 6.375%, 6/30/2005...................       7,846,446
    4,800,000 NCNB Corp., 9.375%, 9/15/2009.....................       6,086,064
    1,800,000 Pitney Bowes Credit Corp., 8.550%, 9/15/2009......       2,240,766
                                                                   ------------
                                                                     36,535,451
                                                                   ------------

              Foreign--5.0%
   10,900,000 Government of Canada, 7.250%, 6/01/2007 (CAD).....      8,281,433
    2,000,000 Government of Canada, 5.250%, 11/05/2008..........      2,012,060
    4,500,000 Province of British Columbia, 7.750%, 6/16/2003
               (CAD)............................................      3,259,372
                                                                   ------------
                                                                     13,552,865
                                                                   ------------

              Media & Entertainment--7.8%
    3,100,000 Continental Cablevision, Inc.,
               9.500%, 8/01/2013................................       3,661,906
    2,000,000 CSC Holdings, Inc., 7.875%, 12/15/2007............       2,114,720
    5,500,000 News America Holdings, Inc., 8.250%, 8/10/2018....       6,252,015
    1,800,000 News America Holdings, Inc., 7.750%, 2/01/2024....       1,951,596
      600,000 Time Warner, Inc., 9.150%, 2/01/2023..............         784,962
      500,000 Tele-Communications, Inc., 9.800%, 2/01/2012......         667,660
    2,935,000 Tele-Communications, Inc., 9.250%, 1/15/2023......       3,341,879
    2,150,000 USA Networks, Inc., 6.750%, 11/15/2005............       2,150,924
                                                                   ------------
                                                                     20,925,662
                                                                   ------------

              Paper--1.1%
    1,500,000 Abitibi-Consolidated, Inc., 6.950%, 4/01/2008.....       1,460,040
      482,730 Fort Howard Trust, 11.000%, 1/02/2002.............         482,730
    1,000,000 Pope and Talbot, Inc., 8.375%, 6/01/2013..........         921,320
                                                                   ------------
                                                                      2,864,090
                                                                   ------------


                See accompanying notes to financial statements.

New England Zenith Fund
(Back Bay Advisors Bond Income Series)

Investments as of December 31, 1998

Bonds & Notes--(Continued)

     Face
    Amount                                                          Value (a)

              Retail--1.7%
 $    450,000 Safeway, Inc.,
               6.050%, 11/15/2003...............................   $    455,422
    4,000,000 Bear Stearns Cos., Inc., 6.200%, 3/30/2003........      4,035,000
                                                                   ------------
                                                                      4,490,422
                                                                   ------------

              Securities--1.5%
    3,750,000 Fred Meyer, Inc.,
               7.375%, 3/01/2005................................      3,974,100
                                                                   ------------

              Telecommunications--15.4%
    4,300,000 AT&T Corp., 8.350%, 1/15/2025.....................      4,916,792
    5,000,000 AT&T Corp., 8.625%, 12/01/2031....................      5,594,450
    1,000,000 GTE Corp., 9.100%, 6/01/2003......................      1,137,320
    1,200,000 GTE Corp., 7.510%, 4/01/2009......................      1,374,576
    4,800,000 GTE Corp., 7.900%, 2/01/2027......................      5,340,048
    3,500,000 GTE South, Inc.,
               6.125%, 6/15/2007................................      3,634,050
    6,500,000 LCI International, Inc., 7.250%, 6/15/2007........      6,693,570
    1,186,000 Qwest Communications International, Inc., 10.875%,
               4/01/2007........................................      1,366,865
    2,000,000 Qwest Communications International, Inc., 7.500%,
               11/01/2008.......................................      2,092,500
    4,900,000 Sprint Capital Corp., 5.700%, 11/15/2003..........      4,897,550
    3,761,000 WorldCom, Inc.,
               8.875%, 1/15/2006................................      4,098,437
                                                                   ------------
                                                                     41,146,158
                                                                   ------------

              U.S. Government--14.1%
    2,400,000 U.S. Treasury Bonds, 5.500%, 8/15/2028............      2,512,128
    9,000,000 U.S. Treasury Notes, 8.500%, 11/15/2000...........      9,618,660
    2,500,000 U.S. Treasury Notes, 8.000%, 5/15/2001............      2,687,400
   10,000,000 U.S. Treasury Notes, 6.625%, 3/31/2002............     10,580,000
    6,000,000 U.S. Treasury Notes, 5.750%, 4/30/2003............      6,245,700
    3,000,000 U.S. Treasury Notes, 5.750%, 8/15/2003............      3,134,190
    3,000,000 U.S. Treasury Notes, 4.750%, 11/15/2008...........      3,023,340
                                                                   ------------
                                                                     37,801,418
                                                                   ------------

              Utilities--1.3%
      600,000 Gulf CDA Resource's, Ltd., 8.350%, 8/01/2006......        598,284
    3,000,000 United Utilities PLC, 6.250%, 8/15/2005...........      3,028,800
                                                                   ------------
                                                                      3,627,084
                                                                   ------------

              Yankee--18.0%
    1,000,000 Bridas Co., 12.500%, 6/10/2003....................      1,050,000
    3,600,000 Freeport Term Malta PLC, 144A, 7.250%, 5/15/2028..      3,715,632
    9,500,000 Hydro Quebec,
               8.050%, 7/07/2024................................     11,554,565
    6,000,000 Merita Bank, Ltd., 7.500%, 12/29/2049.............      6,046,500
    2,500,000 Multicanal S.A.,
               9.250%, 2/01/2002................................      2,300,000
      615,000 Multicanal S.A., 10.500%, 4/15/2018...............        522,750
    1,000,000 Pemex Finance, 5.720%, 11/15/2003.................      1,000,000
    2,000,000 Pemex Finance,
               8.020%, 5/15/2007................................      2,000,000
      500,000 Pemex Petroleos Mexicanos, 8.625%, 12/01/2023.....        382,500
    2,500,000 Petroleos Mexicanos, 144A,
               8.625%, 12/01/2023...............................      1,912,500
    1,000,000 Pioneer Natural Resources Co., 6.500%, 1/15/2008..        850,440
    5,100,000 Smurfit Capital, 6.750%, 11/20/2005...............      5,135,598
    2,200,000 Republic of Argentina, 11.000%, 12/04/2005........      2,183,500
    4,090,000 Republic of Columbia, 7.250%, 2/15/2003...........      3,568,525
    1,000,000 Republic of Columbia, 7.250%, 2/23/2004...........        852,500
    3,000,000 Republic of Columbia, 7.625%, 2/15/2007...........      2,497,500
    2,000,000 Republic of Columbia, 8.660%, 10/07/2016..........      1,767,500
    1,000,000 YPF Sociedad Anonima, 7.250%, 3/15/2003...........        940,140
                                                                   ------------
                                                                     48,280,150
                                                                   ------------
              Total Bonds and Notes
               (Identified Cost $253,278,531)...................    259,930,991
                                                                   ------------

                See accompanying notes to financial statements.

New England Zenith Fund
(Back Bay Advisors Bond Income Series)

Investments as of December 31, 1998

Warrant--0.1%

    Shares                                                           Value (a)

        2,200 Republic of Argentina..............................   $     99,000
                                                                    ------------
              Total Warrant
               (Identified Cost $49,544).........................   $     99,000
                                                                    ------------

Short-Term Investment--1.1%

 Face Amount

 $  2,997,000 Household Finance Corp., 5.000%, 1/04/99....   $  2,995,751
                                                             ------------
              Total Short-Term Investment
               (Identified Cost $2,995,751)...............      2,995,751
                                                             ------------
              Total Investments--98.2%
               (Identified Cost $256,323,826)(b)..........    263,025,742
              Other assets less liabilities...............      4,764,779
                                                             ------------
              Total Net Assets--100%......................   $267,790,521
                                                             ============
(a)  See Note 1A of Notes to Financial Statements.
(b)  Federal Tax Information:
     At December 31, 1998 the net unrealized appreciation on investments based on cost of $256,524,476 for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation
    for all investments in which there is an excess of
    value over tax cost....................................  $  8,216,054
   Aggregate gross unrealized depreciation
    for all investments in which there is an excess of tax
    cost over value........................................    (1,714,788)
                                                             ------------
   Net unrealized appreciation.............................  $  6,501,266
                                                             ============

144A--Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,628,132 or 2.1% of net assets.
CAD--Security denominated in Canadian Dollars

                See accompanying notes to financial statements.

New England Zenith Fund
(Back Bay Advisors Bond Income Series)

Statement of Assets & Liabilities
December 31, 1998

Assets
 Investments at value....................................           $263,025,742
 Cash....................................................                  2,034
 Receivable for:
 Fund shares sold........................................                907,227
 Dividends and interest..................................              4,386,031
 Due from Investment Adviser.............................                 22,149
                                                                    ------------
                                                                     268,343,183
Liabilities
 Payable for:
 Fund shares redeemed....................................  $385,002
 Withholding taxes.......................................     2,606
 Accrued expenses:
 Management fees.........................................    89,206
 Deferred trustees' fees.................................    42,193
 Other expenses..........................................    33,655
                                                           --------
                                                                         552,662
                                                                    ------------
                                                                    $267,790,521
                                                                    ============
Net Assets
 Net Assets consist of:
 Capital paid in.........................................           $260,537,100
 Undistributed net investment income.....................                122,796
 Accumulated net realized gains (losses).................                428,181
 Unrealized appreciation (depreciation) on investments
  and foreign currency...................................              6,702,444
                                                                    ------------
Net Assets...............................................           $267,790,521
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($267,790,521 divided by 2,436,936 shares of beneficial
 interest)...............................................           $     109.89
                                                                    ============
Identified cost of investments...........................           $256,323,826
                                                                    ============

Statement of Operations
Year Ended December 31, 1998

Investment Income
 Interest...........................................              $16,370,666(a)
                                                                  -----------
Expenses
 Management fees....................................  $  917,376
 Trustees' fees and expenses........................      20,551
 Custodian..........................................      90,602
 Audit and tax services.............................      14,208
 Legal..............................................      15,965
 Printing...........................................      28,325
 Insurance..........................................       6,458
 Miscellaneous......................................       4,326
                                                      ----------
  Total expenses....................................                1,097,811
                                                                  -----------
Net investment income...............................               15,272,855
Realized and Unrealized Gain (Loss) on Investments
 and Foreign Currency Transactions
 Realized gain (loss) on:
 Investments--net...................................   4,748,027
 Foreign currency transactions--net.................    (904,513)
                                                      ----------
  Total realized gain (loss) on investments and
   foreign currency transactions....................   3,843,514
                                                      ----------
 Unrealized appreciation
  (depreciation) on:
 Investments--net...................................     977,988
 Foreign currency transactions--net.................         528
                                                      ----------
  Total unrealized appreciation (depreciation) on
   investments and foreign currency transactions....     978,516
                                                      ----------
Net gain (loss) on investment transactions..........                4,822,030
                                                                  -----------
Net Increase (Decrease) in Net Assets From
 Operations.........................................              $20,094,885
                                                                  ===========

(a) Net of foreign taxes of: $2,606.

                See accompanying notes to financial statements.

New England Zenith Fund
(Back Bay Advisors Bond Income Series)

Statement of Changes in Net Assets

                                                      Year Ended    Year Ended
                                                     December 31,  December 31,
                                                         1997          1998
                                                     ------------  ------------
From Operations
 Net investment income.............................  $ 13,029,862  $ 15,272,855
 Net realized gain (loss) on investments and
  foreign currency transactions....................     1,604,656     3,843,514
 Unrealized appreciation (depreciation) on
  investments, and foreign currency transactions...     4,839,580       978,516
                                                     ------------  ------------
 Increase (decrease) in net assets from operations.    19,474,098    20,094,885
                                                     ------------  ------------
From Distributions to Shareholders
 Net investment income.............................   (13,039,485)  (14,982,245)
 Net realized gain on investments..................    (1,850,904)   (3,901,599)
                                                     ------------  ------------
                                                      (14,890,389)  (18,883,844)
                                                     ------------  ------------
From Capital Shares Transactions
 Proceeds from sale of shares......................    54,067,705   107,261,482
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........    13,039,485    14,982,245
 Distributions from net realized gain..............     1,850,904     3,901,599
                                                     ------------  ------------
                                                       68,958,094   126,145,326
 Cost of shares redeemed...........................   (51,012,776)  (62,453,829)
                                                     ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................    17,945,318    63,691,497
                                                     ------------  ------------
 Total increase (decrease) in net assets...........    22,529,027    64,902,538
Net Assets
 Beginning of the year.............................   180,358,956   202,887,983
                                                     ------------  ------------
 End of the year...................................  $202,887,983  $267,790,521
                                                     ============  ============
Undistributed (overdistributed) Net Investment
 Income
 Beginning of the year.............................  $    146,994  $       (939)
                                                     ============  ============
 End of the year...................................  $       (939) $    122,796
                                                     ============  ============
Number of Shares of the Fund:
 Issued from the sale of shares....................       489,276       947,129
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........       120,361       136,974
 Distributions from net realized gain..............        16,902        35,568
                                                     ------------  ------------
                                                          626,539     1,119,671
 Redeemed..........................................      (464,412)     (552,385)
                                                     ------------  ------------
 Net change........................................       162,127       567,286
                                                     ============  ============

Financial Highlights

                                         Year Ended December 31,
                               ------------------------------------------------
                                 1994      1995      1996      1997      1998
                               --------  --------  --------  --------  --------
Net Asset Value, Beginning of
 Year........................  $ 106.14  $  95.53  $ 108.67  $ 105.63  $ 108.52
                               --------  --------  --------  --------  --------
Income From Investment
 Operations
 Net Investment Income.......      7.05      7.34      7.72      7.43      6.76
 Net Realized and Unrealized
  Gain (Loss) on Investments.    (10.61)    12.85     (2.70)     4.05      3.00
                               --------  --------  --------  --------  --------
 Total From Investment
  Operations.................     (3.56)    20.19      5.02     11.48      9.76
                               --------  --------  --------  --------  --------
Less Distributions
 Distributions From Net
  Investment Income..........     (7.05)    (7.05)    (7.74)    (7.51)    (6.64)
 Distributions From Net
  Realized Capital Gains.....      0.00      0.00     (0.32)    (1.08)    (1.75)
                               --------  --------  --------  --------  --------
 Total Distributions.........     (7.05)    (7.05)    (8.06)    (8.59)    (8.39)
                               --------  --------  --------  --------  --------
Net Asset Value, End of Year.  $  95.53  $ 108.67  $ 105.63  $ 108.52  $ 109.89
                               ========  ========  ========  ========  ========
Total Return (%).............      (3.4)     21.2       4.6      10.9       9.0
Ratio of Operating Expenses
 to Average Net Assets (%)...      0.44      0.55      0.52      0.52      0.48
Ratio of Net Investment
 Income to Average Net Assets
 (%).........................      6.75      7.22      7.22      6.97      6.66
Portfolio Turnover Rate (%)..        82        73        98        40        82
Net Assets, End of Year
 (000).......................  $126,234  $162,712  $180,359  $202,888  $267,791

                See accompanying notes to financial statements.

Salomon Brothers U.S. Government Series
Portfolio Manager: Roger Lavan Salomon Brothers Asset Management Inc


[PHOTO OF ROGER LAVAN APPEARS HERE]

Q. How did the Series perform in 1998?

A. The Salomon Brothers U.S. Government Series returned 7.5% (based on net as-set value) for 1998, outperforming in its Lipper Variable Products U.S. Mort-gage and GNMA Fund Average/17/, which returned 7.3% for 1998. However, the Se-ries lagged the broader Lehman Brothers Intermediate U.S. Government Index/9/ which returned 8.5% over the year. The Series' performance resulted from its shift into longer duration bonds and a sizable allocation to Treasuries.

Q. How did you manage the Series during the year?

A. In January, we believed that Asia's economic woes would slow economic growth in the U.S and push inflation lower. This would enable interest rates, in par-ticular long term rates, to move modestly lower, pushing bond prices higher. To take advantage of our expectations for lower interest rates and a flatter yield curve, we moved the Series at year-end 1997 into a slightly long duration barbelled position while overweighting discount mortgage securities.

We held this position until mid-August when it became apparent that the global economy would slow down more than thought previously and the Federal Reserve Board would ease monetary policy. We strategically reduced the Series' barbell position by swapping long maturity Treasuries and mortgages into 5-year Trea-suries. The 5-year area of the Treasury curve often performs best just prior to a Federal easing cycle, and this time was no exception. To maintain duration, we sold mortgage securities trading above par and bought discount pass-throughs.

During the fourth quarter, it became apparent to investors that the global mar-ket crisis that began mid-1997 had stabilized. A 0.75% cut of the Federal Re-serve Board Funds Rate restored investor confidence and liquidity in the mar-kets. The main strategy change in the Series was a reallocation to mortgage pass-throughs from Treasuries. Presently, 69% of the portfolio consists of mortgages, up 14% from the end of the third quarter.

Q. What is your outlook for the Series in 1999?

A. After seven years of uninterrupted growth, the U.S. economy faces a period of slowing expansion and threatened instability. Although key areas of economic activity remain buoyant, gradual slowing remains a likely scenario for 1999. The Federal Reserve Board will probably condition further easing on renewed in-tensification of financial stress or evidence that demand pressures are reced-ing.

We expect interest rates to generally move lower in the first few months of the year, followed by a gradual rise through the end of 1999. With the expectation of further Federal Reserve Board easing, we look for the yield curve to steep-en. As such, long-term bonds may stabilize in a range centered on 5% as long-term inflation expectations fall.

                             [GRAPH APPEARS HERE]

          Date           Salomon US Gov't    Lehman Intermediate Government
          ----           ----------------    ------------------------------
        10/31/94             $10,000                     $10,000
        12/31/94             $10,060                     $9,989
        12/31/95             $11,571                     $11,430
        12/31/96             $11,955                     $11,894
        12/31/97             $12,979                     $12,832
        12/31/98             $13,953                     $13,924

 Average Annual Total Return

                                           Lehman           Lipper Variable
                     US Government       Intermediate         US Mortgage
                         Series        US Government/4/       and GNMA/17/

           1 year         7.5%               8.5%                 7.3%
          3 years         6.4                6.7                  6.7
  Since Inception         8.3                8.2                  n/a

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]  Fund Facts

Goal: A high level of current income consistent with the preservation of capital and maintenance of liquidity.

Start date: October 31, 1994

Size: $46 million as of December 31, 1998

Managers: Roger Lavan has managed the Series since its inception in 1994. Mr. Lavan has managed the Salomon Brothers Investment Series--U.S. Government Income Fund and the North American U.S. Government Securities Fund since January 1992. He joined Salomon Brothers Asset Management Inc in 1990.


Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Salomon Brothers U.S. Government Series)

Investments as of December 31, 1998

Bonds & Notes--90.5% of Total Net Assets

    Face
   Amount                                                             Value (a)
            Federal Agency--71.8%
 $  300,000 Federal Home Loan Banks 5.940%, 6/13/00...............   $   304,323
  1,000,000 Federal Home Loan Banks 5.800%, 9/02/08...............     1,033,520
    198,431 Federal Home Loan Mortgage 7.500%, 5/01/07............       204,384
     16,430 Federal Home Loan Mortgage 6.000%, 10/01/10...........        16,502
    312,848 Federal Home Loan Mortgage 7.000%, 7/01/11............       319,887
     49,113 Federal Home Loan Mortgage 11.750%, 1/01/12...........        55,820
    474,293 Federal Home Loan Mortgage 6.500%, 8/01/13............       481,256
    750,000 Federal Home Loan Mortgage 10.000%, 3/01/16...........       815,625
    258,593 Federal Home Loan Mortgage 8.250%, 4/01/17............       270,928
    150,337 Federal Home Loan Mortgage 9.000%, 10/01/17...........       158,934
    325,179 Federal Home Loan Mortgage 8.000%, 12/01/19...........       336,765
    344,956 Federal Home Loan Mortgage 10.500%, 6/01/20...........       382,180
    758,973 Federal Home Loan Mortgage 8.000%, 7/01/20............       795,563
    900,000 Federal Home Loan Mortgage 6.247%, 3/25/21............       929,250
    215,287 Federal Home Loan Mortgage 7.000%, 4/15/21............       217,640
     57,813 Federal Home Loan Mortgage 6.500%, 5/01/26............        58,283
     55,047 Federal Home Loan Mortgage 6.500%, 6/01/26............        55,495
    790,914 Federal Home Loan Mortgage 6.500%, 7/01/26............       797,345
  1,347,375 Federal Home Loan Mortgage 6.000%, 10/01/28...........     1,330,951
  2,692,620 Federal Home Loan Mortgage 6.000%, 11/01/28...........     2,659,797
  3,000,000 Federal Home Loan Mortgage 6.000%, TBA................     2,963,430
    194,107 Federal National Mortgage Association 6.500%, 6/01/08.       196,924
    913,455 Federal National Mortgage Association 6.500%, 4/01/13.       926,300
    628,108 Federal National Mortgage Association 6.500%, 7/01/13.       636,940
     18,133 Federal National Mortgage Association 14.500%,
             11/01/14.............................................        21,929
     53,602 Federal National Mortgage Association 12.500%,
             9/01/15..............................................        62,714
    430,255 Federal National Mortgage Association 12.000%,
             10/01/15.............................................       487,139
     57,203 Federal National Mortgage Association 13.000%,
             11/01/14.............................................        68,214
    257,468 Federal National Mortgage Association 12.500%,
             1/01/16..............................................       301,237
     26,538 Federal National Mortgage Association 12.000%,
             1/01/16..............................................        30,917
     16,950 Federal National Mortgage Association 11.500%,
             9/01/19..............................................        19,408
    334,626 Federal National Mortgage Association 6.500%,
             3/01/26..............................................       336,925
  1,387,912 Federal National Mortgage Association 6.911%,
             12/28/28.............................................     1,401,791
  4,400,000 Federal National Mortgage Association 6.500%, TBA.....     4,428,864
  3,150,000 Federal National Mortgage Association 7.000%, TBA.....     3,213,000
  4,750,000 Federal National Mortgage Association 6.000%, TBA.....     4,687,632
    800,000 Federal National Mortgage Association 6.527%,
             5/25/30..............................................       830,000
    104,610 Government National Mortgage Association 9.000%,
             10/20/16.............................................       111,571
    219,790 Government National Mortgage Association 9.000%,
             12/15/16.............................................       234,500
    300,000 Student Loan Marketing Association 7.500%, 3/08/00....       308,826
    396,727 U.S. Department of Veteran Affairs 7.250%, 10/15/10...       396,973
                                                                     -----------
                                                                      32,889,682
                                                                     -----------
            U. S. Treasury--18.7%
    100,000 U.S. Treasury Bonds 6.375%, 8/15/27...................       114,937
    200,000 U.S. Treasury Bonds 5.250%, 11/15/28..................       204,750
  1,500,000 U.S. Treasury Notes 4.500%, 9/30/00...................     1,497,930
    200,000 U.S. Treasury Notes 6.500%, 5/31/01...................       208,544
    250,000 U.S. Treasury Notes 5.625%, 12/31/02..................       258,505
    600,000 U.S. Treasury Notes 5.750%, 4/30/03...................       624,570
  1,400,000 U.S. Treasury Notes 6.625%, 5/15/07...................     1,578,276
    850,000 U.S. Treasury Notes 6.125%, 8/15/07...................       930,529
  1,050,000 U.S. Treasury Notes 5.625%, 5/15/08...................     1,120,381
  2,000,000 U.S. Treasury Notes 4.750%, 11/15/08(c)...............     2,015,560
                                                                     -----------
                                                                       8,553,982
                                                                     -----------
            Total Bonds & Notes
             (Identified Cost $41,040,840)........................    41,443,664
                                                                     -----------

                See accompanying notes to financial statements.

New England Zenith Fund
(Salomon Brothers U.S. Government Series)

Investments as of December 31, 1998

Short-Term Investments--46.7%

    Face
   Amount                                                          Value (a)
 $5,406,000 Repurchase agreement with J.P. Morgan dated
             12/31/1998 at 4.68% to be repurchased at
             $5,408,811 on 1/04/1999 collateralized by
             $4,525,000 U.S. Treasury Bond 6.75% due 8/15/26
             with a value of $5,514,844........................   $  5,406,000
  7,000,000 Repurchase agreement with State Street Corp. dated
             12/31/1998 at 4.85% to be repurchased at
             $7,003,772 on 1/04/1999 collateralized by
             $6,605,000 U.S. Treasury Note 6.25% due 2/15/2003
             with a value of $7,141,656........................      7,000,000
  7,000,000 Repurchase agreement with Warburg Dillon Reed LLC dated 12/31/1998 at 4.75% to be repurchased at
             $7,003,694 on 1/04/1999 collateralized by
             $6,123,000 U.S. Treasury Bond 6.375% due 8/15/2027
             with a value of $7,140,949........................      7,000,000
  2,000,000 Safeway, Inc. 6.000%, 1/06/1999....................      1,998,333
                                                                  ------------
            Total Short-Term Investments
             (Identified Cost $21,404,333).....................     21,404,333
                                                                  ------------
            Total Investments--137.2%
             (Identified Cost $62,445,173)(b)..................     62,847,997
            Other assets less liabilities......................    (17,041,430)
                                                                  ------------
            Total Net Assets--100%.............................   $ 45,806,567
                                                                  ============

(a) See Note 1A of Notes to Financial Statements.
(b) Federal Tax Information:
  At December 31, 1998 the net unrealized appreciation on investments based on cost of $62,452,564 for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost................. $466,355
   Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value.................  (70,922)
                                                                     --------
   Net unrealized appreciation...................................... $395,433
                                                                     ========

(c) Portion of or entire principal amount delivered as collateral for reverse repurchase agreement.

                See accompanying notes to financial statements.

New England Zenith Fund
(Salomon Brothers U.S. Government Series)

Statement of Assets & Liabilities
December 31, 1998

Assets
 Investments at value..................................              $62,847,997
 Receivable for:
 Fund shares sold......................................                  276,465
 Dividends and interest................................                  286,764
 Unamortized organization expense......................                    1,679
                                                                     -----------
                                                                      63,412,905
Liabilities
 Payable for:
 Securities purchased..................................  $15,288,316
 Reverse repurchase agreements.........................    2,022,500
 Fund shares redeemed..................................      250,164
 Due to custodial bank.................................        7,507
 Accrued expenses:
 Management fees.......................................       21,245
 Deferred trustees' fees...............................        2,934
 Other expenses........................................       13,672
                                                         -----------
                                                                      17,606,338
                                                                     -----------
                                                                     $45,806,567
                                                                     ===========
Net Assets
 Net Assets consist of:
 Capital paid in.......................................              $45,289,221
 Undistributed net investment income...................                   16,486
 Accumulated net realized gains (losses)...............                   98,036
 Unrealized appreciation (depreciation) on investments.                  402,824
                                                                     -----------
Net Assets.............................................              $45,806,567
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($45,806,567 divided by 3,993,162 shares of beneficial
 interest).............................................              $     11.47
                                                                     ===========
 Identified cost of investments........................              $62,445,173
                                                                     ===========

Statement of Operations
Year Ended December 31, 1998

Investment Income
 Interest..............................................            $1,969,168(a)
                                                                   ----------
Expenses
 Management fees.......................................  $169,287
 Trustees' fees and expenses...........................     9,067
 Custodian.............................................    28,689
 Audit and tax services................................    17,618
 Legal.................................................       915
 Printing..............................................     5,297
 Insurance.............................................       969
 Amortization of organization expenses.................     2,008
 Miscellaneous.........................................     3,391
                                                         --------
  Total expenses.......................................   237,241
  Less expenses assumed by the investment adviser......   (21,784)    215,457
                                                         --------  ----------
Net investment income..................................             1,753,711
Realized and Unrealized Gain (Loss) on Investments
 Realized gain (loss) on:
 Investments--net......................................               273,855
 Unrealized appreciation (depreciation) on:
 Investments--net......................................               196,244
                                                                   ----------
Net gain (loss) on investment transactions.............               470,099
                                                                   ----------
Net Increase (decrease) in Net Assets from Operations..            $2,223,810
                                                                   ==========

(a) Net of interest expense of $26,668.

                See accompanying notes to financial statements.

New England Zenith Fund
(Salomon Brothers U.S. Government Series)

Statement of Changes in Net Assets

                                                       Year Ended    Year Ended
                                                      December 31,  December 31,
                                                          1997          1998
                                                      ------------  ------------
From Operations
 Net investment income..............................  $ 1,083,527   $  1,753,711
 Net realized gain (loss) on investments............       78,575        273,855
 Unrealized appreciation (depreciation) on
  investments.......................................      227,116        196,244
                                                      -----------   ------------
 Increase (decrease) in net assets from operations..    1,389,218      2,223,810
                                                      -----------   ------------
From Distributions to Shareholders
 Net investment income..............................   (1,038,280)    (1,671,941)
 Net realized gain on investments...................     (154,231)      (240,092)
                                                      -----------   ------------
                                                       (1,192,511)    (1,912,033)
                                                      -----------   ------------
From Capital Shares Transactions
 Proceeds from sale of shares.......................   14,986,752     35,229,571
 Net asset value of shares issued in connection with
  the reinvestment of:
 Distributions from net investment income...........    1,038,280      1,671,941
 Distributions from net realized gain...............      154,231        240,092
                                                      -----------   ------------
                                                       16,179,263     37,141,604
 Cost of shares redeemed............................   (7,443,287)   (13,790,161)
                                                      -----------   ------------
 Increase (decrease) in net assets derived from
  capital share transactions........................    8,735,976     23,351,443
                                                      -----------   ------------
 Total increase (decrease) in net assets............    8,932,683     23,663,220
Net Assets
 Beginning of the year..............................   13,210,664     22,143,347
                                                      -----------   ------------
 End of the year....................................  $22,143,347   $ 45,806,567
                                                      ===========   ============
Undistributed Net Investment Income
 Beginning of the year..............................  $     6,776   $          0
                                                      ===========   ============
 End of the year....................................  $         0   $     16,486
                                                      ===========   ============
Number of Shares of the Fund:
 Issued from the sale of shares.....................    1,328,315      3,026,984
 Issued in connection with the reinvestment of:
 Distributions from net investment income...........       93,361        146,131
 Distributions from net realized gain...............       13,834         20,987
                                                      -----------   ------------
                                                        1,435,510      3,194,102
 Redeemed...........................................     (666,852)    (1,189,557)
                                                      -----------   ------------
 Net change.........................................      768,658      2,004,545
                                                      ===========   ============

Financial Highlights

                          October 31, 1994(a)
                                through        Year    Year     Year     Year
                             December 31,     Ended    Ended    Ended    Ended
                                 1994          1995    1996     1997     1998
                          ------------------- ------  -------  -------  -------
Net Asset Value,
 Beginning of Year......        $10.00        $ 9.96  $ 11.04  $ 10.83  $ 11.14
                                ------        ------  -------  -------  -------
Income From Investment
 Operations
 Net Investment Income..          0.10          0.33     0.58     0.53     0.47
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         (0.04)         1.16    (0.21)    0.40     0.37
                                ------        ------  -------  -------  -------
 Total From Investment
  Operations............          0.06          1.49     0.37     0.93     0.84
                                ------        ------  -------  -------  -------
Less Distributions
 Distributions From Net
  Investment Income.....         (0.10)        (0.33)   (0.56)   (0.53)   (0.45)
 Distributions From Net
  Realized Capital
  Gains.................          0.00         (0.08)   (0.02)   (0.05)   (0.06)
 Distributions in Excess
  of Net Realized
  Capital Gains.........          0.00          0.00     0.00    (0.04)    0.00
                                ------        ------  -------  -------  -------
 Total Distributions....         (0.10)        (0.41)   (0.58)   (0.62)   (0.51)
                                ------        ------  -------  -------  -------
Net Asset Value, End of
 Year...................        $ 9.96        $11.04  $ 10.83  $ 11.14  $ 11.47
                                ======        ======  =======  =======  =======
Total Return (%)........           0.6(b)       15.0      3.3      8.6      7.5
Ratio of Operating
 Expenses to Average Net
 Assets (%).............          0.70(c)       0.70     0.70     0.70     0.70
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          5.70(c)       5.62     6.13     6.42     5.70
Portfolio Turnover Rate
 (%)....................         1,409(c)        415      388      572      496
Net Assets, End of Year
 (000)..................        $2,012        $7,542  $13,211  $22,143  $45,807
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............          2.54(c)       2.90     1.37     0.98     0.77

(a)  Commencement of operations.
(b)  Not computed on an annualized basis.
(c)  Computed on an annualized basis.

                See accompanying notes to financial statements.

Back Bay Advisors Money Market Series
Portfolio Manager: John Maloney Back Bay Advisors, L.P.

[PHOTO OF JOHN MALONEY APPEARS HERE]


Q. How did the Series perform over the past year?

A. The Series produced a total return of 5.3% (based on net asset value) for the twelve months ending December 31, 1998 and maintained a constant $100.00* share price. The Series' return included the reinvestment of $5.13 per share in income distributions. As of December 31, 1998, Series' seven-day yield was 5.15%.

Q. What was the Fund's investment environment like during the period?

A. The investment environment was excellent for money market investors. In-vestors benefited from ideal economic conditions, a favorable interest rate environment and strong demand for safe, liquid investments. During the period, investor concerns about global economies and the stability of the world's fi-nancial markets caused a "flight-to-quality" that drove U.S. interest rates to historic lows. Demand escalated only for those securities considered to have the highest degree of safety and liquidity, typically U.S. Treasuries. To en-courage economic growth, the Federal Reserve Board cut the Federal Funds rate three times in the fall of 1998--from 5 1/2% to 4 3/4%. The federal funds rate is the rate at which banks lend to each other overnight and is the benchmark for other short-term interest rates.

With this background, money market investments generated solid returns that were particularly attractive in light of their price stability. On average, money market funds returned about 50% of the average total return of all long-term bond funds and about 75% of the average total return of all intermediate-term bond funds followed by Lipper, Inc. in 1998.

Q. What strategies did you use in managing the Fund?

A. We invested in securities with longer maturities in the early part of the period because they offered an attractive yield advantage over securities with shorter maturities. Throughout the entire period, we maintained a fairly long average maturity --60-75 days--, which enhanced the Series' return as interest rates fell. As of December 31, 1998, the Fund's average maturity was 58 days.

Q. What is your outlook for short-term interest rates over the next six months?

A. We think short-term interest rates could move somewhat lower--perhaps an-other one-quarter of one percent cut in the federal funds rate. We anticipate slower U.S. economic growth in 1999, with a slowdown in manufacturing and a reduction in consumer spending. However, much will depend on developments in the global situation and the direction of the stock market.

The events of 1998 have underscored the value of money market holdings, which seek capital preservation and reliable income. In our opinion, a well-rounded investor portfolio is completed by the safety and liquidity of a money market investment.


[GRAPHIC APPEARS HERE]  Fund Facts

Goal: The highest possible level of current income consistent with the preservation of capital.

Start date: August 1, 1983

Size: $204 million as of December 31, 1998

Manager: John Maloney has served as portfolio manager since 1996. Mr. Maloney also manages the New England Tax Exempt Money Market Fund.

*The Back Bay Money Market Series is neither insured nor guaranteed by the U.S. Government. These funds seek but cannot assure a stable share price of $100.00.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts, if these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

New England Zenith Fund
(Back Bay Advisors Money Market Series)

Investments as of December 31, 1998

Investments--98.1% of Total Net Assets

    Face                                         Interest Maturity
   Value    Description                            Rate     Date    Value (a)

            Certificates of Deposit--25.3%
 $1,000,000 Societe Generale..................    5.730%  01/06/99 $    999,953
  4,000,000 Credit Suisse.....................    5.740%  01/07/99    3,999,916
  1,000,000 Societe Generale New York.........    5.730%  01/07/99      999,976
  1,000,000 Swiss Bank New York...............    5.690%  01/07/99    1,000,036
  8,000,000 Bank of Nova Scotia...............    5.450%  01/08/99    7,998,959
  2,000,000 Rabobank Nederland NV.............    5.430%  01/12/99    1,999,792
  1,000,000 Commerzbank AG New York...........    5.460%  01/15/99    1,000,001
  2,000,000 Dresdner Bank AG New York.........    5.510%  01/15/99    1,999,903
  3,000,000 Societe Generale..................    5.560%  01/19/99    3,000,113
  2,000,000 Canadian Imperial.................    5.550%  02/10/99    2,000,015
  1,000,000 Commerzbank AG New York...........    5.545%  02/10/99    1,000,173
  2,000,000 Deutsche Bank AG New York.........    5.550%  02/11/99    2,000,433
  2,000,000 Commerzbank AG New York...........    5.370%  02/24/99    2,000,613
  1,000,000 Royal Bank of Canada..............    5.645%  03/09/99      999,693
  2,500,000 National Westminster Bank plc.....    5.615%  03/19/99    2,498,994
  2,000,000 Swiss Bank New York...............    5.635%  03/22/99    1,999,355
  1,000,000 Bank of Nova Scotia...............    5.705%  03/31/99    1,001,315
  1,000,000 Societe Generale..................    5.800%  04/01/99    1,001,430
  1,000,000 Deutsche Bank AG New York.........    5.730%  04/16/99    1,000,854
  2,000,000 Societe Generale..................    5.760%  04/16/99    2,002,225
  1,000,000 Rabobank Nederland NV.............    5.700%  04/20/99    1,001,543
  2,000,000 Credit Suisse.....................    5.870%  05/04/99    2,003,719
    500,000 Deutsche Bank AG New York.........    5.820%  05/04/99      500,682
  1,000,000 Svenska Handelsbanken AB Public...    5.750%  05/04/99    1,001,644
  1,000,000 Svenska Handelsbanken.............    5.750%  05/04/99    1,001,723
  2,500,000 Svenska Handelsbanken AB Public...    5.790%  05/07/99    2,504,745
  1,000,000 National Westminster Bank plc.....    5.655%  07/26/99    1,003,114
  1,000,000 National Westminster Bank plc.....    5.655%  07/30/99    1,002,457
  1,000,000 Societe Generale..................    5.710%  08/03/99    1,002,923
                                                                   ------------
            Total Certificates of Deposit
             (Cost $51,526,299)...............                       51,526,299
                                                                   ------------

            Commercial Paper--72.8%

            Asset Backed--3.9%
    500,000 Clipper Receivables Corp. ........    5.480%  01/13/99      499,087
  3,000,000 Clipper Receivables Corp. ........    5.350%  01/21/99    2,991,083
  2,000,000 Clipper Receivables Corp. ........    5.300%  02/09/99    1,988,517
  2,500,000 Clipper Receivables Corp. ........    5.250%  02/12/99    2,484,687
                                                                   ------------
                                                                      7,963,374
                                                                   ------------

            Automotive--15.9%
    500,000 General Motors Acceptance Corp....    5.350%  01/04/99      499,777
  1,500,000 Ford Motor Credit Corp. ..........    5.710%  01/06/99    1,498,810
    500,000 Ford Motor Credit Corp. ..........    5.350%  01/08/99      499,480
  1,335,000 Ford Motor Credit Corp. ..........    5.480%  01/13/99    1,332,561
    460,000 General Motors Acceptance Corp....    5.330%  01/19/99      458,774
  1,010,000 General Motors Acceptance Corp....    5.060%  01/22/99    1,007,019
  2,000,000 General Motors Acceptance Corp....    5.330%  01/22/99    1,993,782
  2,250,000 General Motors Acceptance Corp....    5.160%  01/27/99    2,241,615
  2,000,000 American Honda Finance............    5.130%  01/29/99    1,992,020
  3,000,000 General Motors Acceptance Corp....    5.000%  02/01/99    2,987,083
  3,000,000 PACCAR Financial Corp.............    4.900%  02/03/99    2,986,525
  2,000,000 Ford Motor Credit Corp. ..........    5.080%  02/04/99    1,990,404
  3,000,000 American Honda Finance............    5.230%  02/05/99    2,984,746
  1,000,000 American Honda Finance............    5.080%  02/11/99      994,214
  2,000,000 American Honda Finance............    5.070%  02/12/99    1,988,170

                See accompanying notes to financial statements.

New England Zenith Fund
(Back Bay Advisors Money Market Series)

Investments as of December 31, 1998

Investments--(Continued)

                See accompanying notes to financial statements.

    Face                                         Interest Maturity
   Value    Description                            Rate     Date    Value (a)

            Automotive--(Continued)
 $1,000,000 Ford Motor Credit Corp. ..........    5.080%  02/22/99 $    992,662
  3,000,000 Ford Motor Credit Corp. ..........    5.080%  02/23/99    2,977,563
  2,500,000 PACCAR Financial Corp.............    5.040%  03/18/99    2,473,400
    500,000 PACCAR Financial Corp.............    5.100%  03/25/99      494,121
                                                                   ------------
                                                                     32,392,726
                                                                   ------------

            Banking--10.8%
  2,905,000 Deutsche Bank Finance, Inc........    5.170%  01/05/99    2,903,331
  1,000,000 Deutsche Bank Finance, Inc........    5.220%  01/05/99      999,420
  1,970,000 UBS Finance Delaware, Inc.........    5.220%  01/05/99    1,968,857
  1,510,000 UBS Finance Delaware, Inc.........    5.250%  01/05/99    1,509,119
    400,000 Commerzbank U.S. Finance..........    5.420%  01/07/99      399,639
  2,500,000 Commerzbank U.S. Finance..........    5.470%  01/11/99    2,496,201
  1,000,000 Commerzbank U.S. Finance..........    5.060%  01/13/99      998,313
  5,000,000 Northern Trust Co. ...............    5.700%  01/13/99    4,990,500
  1,900,000 Banque National de Paris Canada...    5.220%  02/18/99    1,886,776
  1,305,000 Wells Fargo & Co..................    5.140%  02/25/99    1,294,752
    750,000 Wells Fargo & Co..................    5.020%  03/30/99      740,797
  1,500,000 Banque National de Paris Canada...    4.980%  05/12/99    1,472,817
    375,000 Banque National de Paris Canada...    5.000%  05/12/99      368,177
                                                                   ------------
                                                                     22,028,699
                                                                   ------------

            Diversified Conglomerates--0.5%
    935,000 USAA Capital Corp.................    5.000%  03/31/99      923,442
                                                                   ------------

            Drugs--1.7%
  3,595,000 American Home Products Corp.......    5.150%  03/05/99    3,562,600
                                                                   ------------

            Finance--20.8%
  4,000,000 AIG Funding.......................    4.900%  01/04/99    3,998,367
  3,000,000 American Express Co...............    5.750%  01/06/99    2,997,604
  2,000,000 Household Finance Corp............    5.370%  01/08/99    1,997,912
  1,000,000 Household Finance Corp............    5.300%  01/12/99      998,381
    765,000 American Express Co...............    4.900%  01/14/99      763,646
    890,000 General Electric Capital Corp.....    5.320%  01/19/99      887,633
  2,500,000 Transamerica Finance Group, Inc. .    5.470%  01/20/99    2,492,783
    365,000 General Electric Capital Corp.....    5.330%  01/22/99      363,865
    550,000 Commercial Credit Co. ............    5.170%  01/25/99      548,104
  1,500,000 General Electric Capital Corp.....    5.490%  01/25/99    1,494,510
  1,415,000 Household Finance Corp............    5.160%  01/27/99    1,409,727
    990,000 Associates Corp. of N.A...........    5.320%  01/27/99      986,196
  2,000,000 Household Finance Corp............    5.160%  01/28/99    1,992,260
    315,000 General Electric Capital Corp.....    5.180%  02/04/99      313,459
  1,000,000 Household Finance Corp............    5.000%  02/12/99      994,167
  1,500,000 Avco Financial Services, Inc......    5.250%  02/22/99    1,488,625
  1,525,000 General Electric Capital Corp.....    5.480%  03/08/99    1,509,679
    770,000 General Electric Capital Corp.....    5.070%  03/12/99      762,409
  2,000,000 Associates Corp. of N.A...........    4.910%  03/15/99    1,980,087
  1,250,000 Associates Corp. of N.A...........    4.930%  03/19/99    1,236,819
  1,085,000 Transamerica Finance Corp.........    5.050%  03/22/99    1,072,824
  1,000,000 General Electric Capital Corp.....    5.100%  03/23/99      988,525
  2,715,000 Associates Corp. of N.A...........    4.900%  03/24/99    2,684,698
    420,000 General Electric Capital Corp.....    5.000%  03/25/99      415,158
  3,365,000 CIT Group Holdings................    5.020%  04/06/99    3,320,423
    815,000 General Electric Capital Corp.....    4.990%  04/19/99      802,799
  2,000,000 Transamerica Finance Corp.........    4.980%  05/06/99    1,965,417

New England Zenith Fund
(Back Bay Advisors Money Market Series)

Investments as of December 31, 1998

Investments--(Continued)

                See accompanying notes to financial statements.

    Face                                         Interest Maturity
   Value    Description                            Rate     Date    Value (a)

            Finance--(Continued)
 $  400,000 General Electric Capital Corp.....    4.980%  05/17/99 $    392,475
  1,500,000 General Electric Capital Corp.....    4.900%  05/28/99    1,469,988
                                                                   ------------
                                                                     42,328,540
                                                                   ------------

            Insurance--4.4%
    500,000 Prudential Funding Corp. .........    5.360%  01/12/99      499,181
  1,500,000 Prudential Funding Corp. .........    5.470%  01/14/99    1,497,037
    910,000 Prudential Funding Corp. .........    5.090%  01/15/99      908,199
    500,000 Prudential Funding Corp. .........    5.330%  01/21/99      498,519
  1,375,000 Prudential Funding Corp. .........    5.060%  02/01/99    1,369,009
    740,000 Prudential Funding Corp. .........    5.050%  02/03/99      736,574
  2,000,000 Prudential Funding Corp. .........    5.050%  02/05/99    1,990,181
  1,500,000 Prudential Funding Corp. .........    4.900%  02/09/99    1,492,038
                                                                   ------------
                                                                      8,990,738
                                                                   ------------

            Leasing--0.4%
    800,000 International Lease Finance
             Corp. ...........................    5.900%  01/05/99      799,476
                                                                   ------------

            Retail--4.1%
  1,000,000 J.C. Penney Funding Corp. ........    5.180%  01/15/99      997,986
    600,000 Sears Roebuck Acceptance Corp. ...    5.360%  01/21/99      598,213
  1,000,000 Sears Roebuck Acceptance Corp. ...    5.350%  01/25/99      996,433
    800,000 Sears Roebuck Acceptance Corp. ...    5.280%  02/09/99      795,424
  1,100,000 Sears Roebuck Acceptance Corp. ...    5.250%  02/19/99    1,092,140
  1,350,000 Sears Roebuck Acceptance Corp. ...    5.250%  03/08/99    1,337,006
  1,500,000 Sears Roebuck Acceptance Corp. ...    4.930%  03/26/99    1,482,745
  1,000,000 Sears Roebuck Acceptance Corp. ...    5.050%  04/27/99      983,728
                                                                   ------------
                                                                      8,283,675
                                                                   ------------

            Securities--10.3%
  1,000,000 J.P. Morgan & Co. ................    5.200%  01/14/99      998,122
  1,000,000 Goldman Sachs Group...............    5.230%  01/14/99      998,111
    500,000 J.P. Morgan & Co. ................    5.250%  01/14/99      499,052
  3,000,000 Merrill Lynch.....................    5.070%  01/28/99    2,988,593
    800,000 Merrill Lynch.....................    5.350%  01/28/99      796,790
  1,055,000 Merrill Lynch.....................    5.080%  01/29/99    1,050,832
    225,000 Merrill Lynch.....................    5.230%  01/29/99      224,085
  1,500,000 Merrill Lynch.....................    5.100%  02/01/99    1,493,413
  1,500,000 Goldman Sachs Group...............    5.200%  02/10/99    1,491,333
  1,200,000 Merrill Lynch.....................    5.030%  02/11/99    1,193,126
    500,000 Goldman Sachs Group...............    5.180%  02/23/99      496,187
  1,000,000 Goldman Sachs Group...............    5.130%  02/24/99      992,305
  3,850,000 J.P. Morgan & Co. ................    5.100%  02/26/99    3,819,457
  1,000,000 Goldman Sachs Group...............    5.070%  03/18/99      989,297
  3,000,000 Goldman Sachs Group...............    5.000%  04/20/99    2,954,583
                                                                   ------------
                                                                     20,985,286
                                                                   ------------
            Total Commercial Paper (Cost
             $148,258,556)....................                      148,258,556
                                                                   ------------
            Total Investments--98.1% (Cost
             $199,784,855)(b).................                      199,784,855
            Other assets less liabilities.....                        3,812,159
                                                                   ------------
            Total Net Assets--100%............                     $203,597,014
                                                                   ============

(a) See Note 1A of Notes to Financial Statements.
(b) The aggregate cost for federal income tax purposes was $199,784,855.

New England Zenith Fund
(Back Bay Advisors Money Market Series)

Statement of Assets & Liabilities         Statement of Operations
December 31, 1998                         Year Ended December 31, 1998


                See accompanying notes to financial statements.

Assets
 Investments at value....................................           $199,784,855
 Cash....................................................                 23,884
 Receivable for:
 Fund shares sold........................................              3,426,819
 Dividends and interest..................................              1,950,785
                                                                    ------------
                                                                     205,186,343
Liabilities
 Payable for:
 Fund shares redeemed....................................  $745,341
 Dividends declared......................................   718,710
 Accrued expenses:
 Management fees.........................................    50,324
 Deferred trustees' fees.................................    32,053
 Other expenses..........................................    42,901
                                                           --------
                                                                       1,589,329
                                                                    ------------
                                                                    $203,597,014
                                                                    ============
Net Assets
 Net Assets consist of:
 Capital paid in.........................................           $203,597,014
                                                                    ------------
Net Assets...............................................           $203,597,014
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($203,597,014 divided by 2,035,970 shares of beneficial
 interest)...............................................           $     100.00
                                                                    ============
Cost of investments......................................           $199,784,855
                                                                    ============

Investment Income
 Interest..................................................           $7,411,826
                                                                      ----------

Expenses
 Management fees...........................................  $463,281
 Trustees' fees and expenses...............................    14,200
 Custodian.................................................    65,879
 Audit and tax services....................................    11,644
 Legal.....................................................    13,464
 Printing..................................................    22,534
 Insurance.................................................     3,712
 Miscellaneous.............................................     5,573
                                                             --------
  Total expenses...........................................              600,287
                                                                      ----------
Net investment income......................................            6,811,539
                                                                      ----------
Net Increase (decrease) in Net Assets from Operations......           $6,811,539
                                                                      ==========

New England Zenith Fund
(Back Bay Advisors Money Market Series)

Statement of Changes in Net Assets

                See accompanying notes to financial statements.

                                                    Year Ended     Year Ended
                                                   December 31,   December 31,
                                                       1997           1998
                                                   -------------  -------------
From Operations
 Net investment income...........................  $   6,038,343  $   6,811,539
                                                   -------------  -------------
 Increase (decrease) in net assets from
  operations.....................................      6,038,343      6,811,539
                                                   -------------  -------------
From Distributions to Shareholders
 Net investment income...........................     (6,038,343)    (6,811,539)
                                                   -------------  -------------
                                                      (6,038,343)    (6,811,539)
                                                   -------------  -------------
From Capital Shares Transactions
 Proceeds from sale of shares....................    314,876,956    490,854,641
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income........      6,003,198      6,569,907
                                                   -------------  -------------
                                                     320,880,154    497,424,548
 Cost of shares redeemed.........................   (326,870,348)  (404,836,059)
                                                   -------------  -------------
 Increase (decrease) in net assets derived from
  capital share transactions.....................     (5,990,194)    92,588,489
                                                   -------------  -------------
 Total increase (decrease) in net assets.........     (5,990,194)    92,588,489
Net Assets
 Beginning of the year...........................    116,998,719    111,008,525
                                                   -------------  -------------
 End of the year.................................  $ 111,008,525  $ 203,597,014
                                                   =============  =============
Number of Shares of the Fund:
 Issued from the sale of shares..................      3,148,769      4,908,547
 Issued in connection with the reinvestment of:
 Distributions from net investment income........         60,032         65,699
                                                   -------------  -------------
                                                       3,208,801      4,974,246
 Redeemed........................................     (3,268,703)    (4,048,361)
                                                   -------------  -------------
 Net change......................................        (59,902)       925,885
                                                   =============  =============

Financial Highlights

                                         Year Ended December 31,
                                ----------------------------------------------
                                 1994     1995      1996      1997      1998
                                -------  -------  --------  --------  --------
Net Asset Value, Beginning of
 Year.......................... $100.00  $100.00  $ 100.00  $ 100.00  $ 100.00
                                -------  -------  --------  --------  --------
Income From Investment
 Operations
 Net Investment Income.........    3.89     5.50      4.99      5.08      5.13
                                -------  -------  --------  --------  --------
 Total From Investment
  Operations...................    3.89     5.50      4.99      5.08      5.13
Distributions From Net
 Investment Income.............   (3.89)   (5.50)    (4.99)    (5.08)    (5.13)
                                -------  -------  --------  --------  --------
 Total Distributions...........   (3.89)   (5.50)    (4.99)    (5.08)    (5.13)
                                -------  -------  --------  --------  --------
Net Asset Value, End of Year... $100.00  $100.00  $ 100.00  $ 100.00  $ 100.00
                                =======  =======  ========  ========  ========
Total Return (%)...............     4.0      5.6       5.1       5.3       5.3
Ratio of Operating Expenses to
 Average Net Assets (%)........    0.40     0.50      0.50      0.45      0.45
Ratio of Net Investment Income
 to Average Net Assets (%).....    3.89     5.50      4.99      5.21      5.15
Net Assets, End of Year (000).. $73,960  $90,148  $116,999  $111,009  $203,597
The ratios of expenses to
 average net assets without
 giving effect to the voluntary
 expense agreement described in
 Note 4 to the Financial
 Statements would have been
 (%)...........................      --     0.51      0.50        --        --

New England Zenith Fund

Notes to Financial Statements--December 31, 1998

1. New England Zenith Fund (the "Fund") is organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 16, 1986 as amended. The Fund succeeded to the operations of The New England Zenith Fund, Inc. on February 27, 1987. The Fund is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end management investment company.

Shares in the Fund are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company ("MetLife") and New England Life Insurance Company ("NELICO"), an indirect subsidiary of MetLife, as an investment vehicle for variable life insurance or variable annuity products, although not all Series are available to all such separate accounts.

The Fund's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value, in separate series (each a "Series"), with shares of each Series representing interests in a separate portfolio of assets.

The following is a summary of significant accounting policies followed by the Fund in the preparation of the Financial Statements of each Series. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.Security valuation

  As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, the Back Bay Advisors Money Market Series employs the amortized cost method of security valuation which, the Fund's Board of Trustees (the "Board") has determined, approximates the fair market net asset value per share of the Series. The Board monitors the deviations between the Series' net asset value per share, as determined by using available market quotations, and its amortized cost price per share. If the deviation exceeds 1/2 of 1%, the Board will consider what action, if any, should be initiated.

  Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services authorized by the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value. Equity securities are valued using the last reported sale price for securities listed on that security's principle trading exchange or on the NASDAQ National Market System (if that is the security's principle trading market), or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price by a broker making a market in such security. Securities and assets for which market quotations are not available are valued at their fair value as determined in good faith by the Fund's advisers and subadvisers, under the supervision of the Board.

  Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange generally will be valued at the last sales price on that non-U.S. exchange, except when an occurrence after closing of that exchange is likely to have materially changed such security's value as determined by a Series' subadviser under the direction of the adviser.

B. Foreign currency translation--The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of

New England Zenith Fund
   the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

  Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by each Series and the U.S. dollar equivalent of the amounts actually received or paid by each Series. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in the exchange rate.

  Forward Foreign Currency Contracts--Certain Series may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Series' currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Series' investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Series' Statements of Assets and Liabilities. The U.S. dollar value of the currencies the Series has committed to buy or sell is shown in the Schedules of Investments under the caption "Forward Contracts Outstanding." This amount represents the aggregate exposure to each currency the Series has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

  All contracts are "marked-to-market" daily at the applicable translation rates, and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

C. Security transactions and related investment income--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. In determining gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. Futures contracts--The Westpeak Growth and Income, Goldman Sachs Midcap Value, Westpeak Stock Index, Back Bay Advisors Managed, Loomis Sayles Balanced, Morgan Stanley International Magnum Equity, Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities and Davis Venture Value Series each may enter into futures contracts (or options thereon) on the S&P 500 Index or other indices of stocks or on interest-bearing securities or indices thereof, to hedge against changes in the values of securities the Series owns or expects to purchase or, in the case of Goldman Sachs Midcap Value Series, to increase total return. Futures contracts are valued at the most recent settlement price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued by or under the supervision of the Board. Certain risks are associated with investments in futures contracts, including risk of imperfect correlation between the value of a position in futures contracts and the value of the corresponding stocks or bonds that the Series is attempting to hedge. In addition, there is a risk that the Series may not be able to close out its futures positions due to an illiquid secondary market. At December 31, 1998 there were no such contracts outstanding.

E. Repurchase agreements--Each Series, through the custodian or subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one day duration and 102% on all other repurchase agreements. Each Series' adviser or subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Series may be delayed or limited.

New England Zenith Fund

  The Goldman Sachs Midcap Value Series, together with other registered investment companies having advisory agreements with Goldman Sachs Asset Management or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. At December 31, 1998, the Goldman Sachs Midcap Value Series had undivided interests in the repurchase agreements in the following joint account which equaled $13,400,000, in principal amount. At December 31, 1998 the following repurchase agreements held in this joint account were fully collaterized by Federal Agency obligations.

                                 Principal   Interest  Maturity    Amortized
     Repurchase Agreement          Amount      Rate      Date         Cost
     --------------------       ------------ -------- ---------- --------------
ABN AMRO, Inc. ................ $120,000,000   5.15%  01/04/1999 $  120,000,000
Deutsche Bank..................   77,300,000   5.07%  01/04/1999     77,300,000
Donaldson, Lufkin & Jenrette,
 Inc. .........................  150,000,000   4.95%  01/04/1999    150,000,000
JP Morgan Securities, Inc. ....  700,000,000   4.75%  01/04/1999    700,000,000
Morgan Stanley, Dean Witter,
 Discover & Co. ...............  200,000,000   4.95%  01/04/1999    200,000,000
NationsBanc Montgomery
 Securities, LLC............... $125,000,000   5.15%  01/04/1999    125,000,000
                                                                 --------------
TOTAL JOINT REPURCHASE
 AGREEMENT ACCOUNT.............                                  $1,372,300,000
                                                                 ==============

F. Short Sales Against the Box--The Alger Equity Growth, Morgan Stanley International Magnum Equity and Goldman Sachs Midcap Value Series may hedge against changes in the value of investments by engaging in short sales against the box. The Series had no such transactions during the year ended December 31, 1998.

G. Reverse Repurchase Agreements--The Salomon Brothers U.S. Government and Salomon Brothers Strategic Bond Opportunities Series may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. At the time a Series enters into a reverse repurchase agreement, it will establish and maintain a segregated account at the custodian or a subcustodian, the value of which at least equals the principal amount of the reverse repurchase transactions including accrued interest. The amount of reverse repurchase agreements outstanding at December 31, 1998 was $2,022,500, which was 4.42% of total assets, for the Salomon Brothers U.S. Government Series. At December 31, 1998, there were no open reverse repurchase agreements for the Salomon Brothers Strategic Bond Opportunities Series.

H. Federal taxes--Each Series, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

I. Dividends and distributions to shareholders--Back Bay Advisors Money Market Series dividends are declared daily to shareholders of record at the time and are paid monthly. Dividends and distributions are recorded by all other Series on the ex-dividend date. Net realized gains from security transactions are distributed at least annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital. These differences primarily relate to tax equalization, investments in mortgage backed securities and investments in foreign securities.

New England Zenith Fund

2. At December 31, 1998, MetLife held 30,906,686 shares of the Fund in separate accounts funding annuity contracts issued by MetLife. NELICO held the remaining 49,407,695 shares of the Fund then outstanding in separate accounts funding variable life insurance and variable annuity contracts issued by NELICO.

As long as MetLife owns (directly or through NELICO) more than 25% of the Fund's outstanding shares, it will be presumed to be in control (as that term is defined in the 1940 Act) of the Fund.

3. For the year ended December 31, 1998, purchases and sales of securities (excluding short-term investments) for each of the Series were as follows:

                                    Purchases                        Sales
                          ------------------------------ ------------------------------
         Series           U.S. Government     Other      U.S. Government     Other
         ------           --------------- -------------- --------------- --------------
Loomis Sayles Small Cap.        --        $  270,916,657       --        $  216,059,829
Morgan Stanley
 International Magnum
 Equity.................        --            38,309,754       --            23,039,101
Alger Equity Growth.....        --           363,239,639       --           307,976,029
Capital Growth..........        --         3,339,452,561       --         3,330,106,905
Goldman Sachs Midcap
 Value..................    $   516,776      187,575,953       --           193,858,599
Davis Venture Value.....        --           198,453,574       --            80,600,414
Westpeak Growth and
 Income.................        --           286,108,571       --           203,449,286
Westpeak Stock Index....        --            28,600,478       --             4,529,365
Loomis Sayles Balanced..     30,790,250      126,529,497   $33,579,680       79,288,570
Back Bay Advisors
 Managed................        709,625       48,580,776       710,500       52,695,991
Salomon Brothers
 Strategic Bond
 Opportunities..........     16,391,759      243,063,688    16,489,809      212,780,615
Back Bay Advisors Bond
 Income.................     29,627,190      222,453,746    33,934,199      154,710,796
Salomon Brothers U.S.
 Government.............     16,852,400      139,255,215    12,823,242      121,033,390

Purchases and sales of short-term obligations for the Back Bay Advisors Money Market Series aggregated $841,712,667 and $757,017,407, respectively.

New England Zenith Fund

4. TNE Advisers, Inc. ("TNE Advisers") acts as adviser to all of the Series except the Capital Growth Series, for which Capital Growth Management Limited Partnership ("CGM") serves as adviser. Separate advisory agreements for each Series provide for management fees payable by the Series as set forth below:

                              Management
                              Fees Earned        Annual
                          by TNE Advisers for  Percentage                 Based on
                            the Year Ended    Rates Paid to    Series Average Daily Net Asset
         Series            December 31, 1998     Adviser                Value Levels
         ------           ------------------- ------------- ------------------------------------
Loomis Sayles Small Cap       $2,178,725          1.00%     of all assets
 Series.................

Morgan Stanley                   566,848          0.90%     of all assets
 International Magnum
 Equity Series..........

Alger Equity Growth            2,115,106          0.75%     of all assets
 Series.................

Loomis Sayles Avanti
 Growth Series(a)
 (Period January 1, 1998
 through April 30,
 1998)..................         283,565          0.70%     of the first $200 million
                                                  0.65%     of the next $300 million
                                                  0.60%     of amounts in excess of $500 million

Goldman Sachs Midcap
 Value Series(a) (Period
 May 1, 1998 through
 December 31, 1998).....         575,766          0.75%     of all assets

Davis Venture Value            2,706,162          0.75%     of all assets
 Series.................

Westpeak Growth and            1,462,154          0.70%     of the first $200 million
 Income Series..........
                                                  0.65%     of the next $300 million
                                                  0.60%     of amounts in excess of $500 million

Westpeak Stock Index             381,940          0.25%     of all assets
 Series.................

Loomis Sayles Balanced         1,144,390          0.70%     of all assets
 Series.................

Back Bay Managed Series.       1,003,695          0.50%     of all assets
Salomon Brothers                 560,007          0.65%     of all assets
 Strategic Bond
 Opportunities Series...
Back Bay Advisors Bond           917,376          0.40%     of the first $400 million
 Income Series..........
                                                  0.35%     of the next $300 million
                                                  0.30%     of the next $300 million
                                                  0.25%     of amounts in excess of $1 billion

Salomon Brothers U.S.            169,287          0.55%     of all assets
 Government Series......

Back Bay Advisors Money          463,281          0.35%     of the first $500 million
 Market Series..........
                                                  0.30%     of the next $500 million
                                                  0.25%     of amounts in excess of $1 billion

-------
(a) Effective May 1, 1998 the Loomis Sayles Avanti Growth Series was renamed Goldman Sachs Midcap Value Series and a new advisory agreement between the Fund and TNE Advisers went into effect. The fees paid to TNE Advisers before and after this change, taken together, equal the total management fees paid by the Series for the year ended December 31, 1998.

  The Capital Growth Series pays its adviser, CGM, an advisory fee at an annual rate of 0.70% of the first $200 million of average daily net assets, 0.65% of the next $300 million of such assets, 0.60% of the next $1.5 billion of such assets and 0.55% of such assets in excess of $2 billion. For advisory services rendered during the year ended December 31, 1998, CGM was paid at an average annual rate of 0.62% of the Capital Growth Series' average net assets, totaling $10,272,927.

  Sub-Advisory Fees. TNE Advisers has sub-contracted day-to-day portfolio management responsibilities for the Series to each of the following sub-advisers: Loomis, Sayles & Company, L.P. ("Loomis Sayles") for the Loomis Sayles Small Cap, Loomis Sayles Avanti Growth (for the period January 1, 1998 through April 30, 1998) and Loomis Sayles Balanced Series, Goldman Sachs Asset Management ("GSAM") for the Goldman Sachs Midcap Value Series (effective May 1, 1998); Morgan Stanley Asset Management ("MSAM") for the Morgan Stanley International Magnum Equity Series; Fred Alger Management, Inc. ("Alger") for the Alger Equity Growth Series; Davis Selected Advisers, L.P. ("Davis") for the Davis Venture Value Series; Westpeak Investment Advisors, L.P. ("Westpeak") for the Westpeak Growth and Income and Westpeak Stock Index Series; Back Bay Advisors, L.P. ("Back Bay Advisors") for the Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series and Salomon Brothers Asset Management Inc for the Salomon Brothers Strategic

New England Zenith Fund

Bond Opportunities and Salomon Brothers U.S. Government Series. TNE Advisers, which acts as adviser to each Series except the Capital Growth Series, is an indirect wholly owned subsidiary of NELICO, a direct wholly owned subsidiary of MetLife, a mutual life insurance company. Loomis Sayles, Westpeak and Back Bay Advisors are each independently operated subsidiaries, and CGM is an independently operated affiliate, of Nvest, L.P. and Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in each of Loomis Sayles, Westpeak and Back Bay Advisors. The general partners of each of Loomis Sayles, Westpeak and Back Bay Advisors are special purpose corporations which are indirect wholly-owned subsidiaries of Nvest Companies. Nvest Companies' managing general partner and Nvest, L.P.'s general partner, Nvest Corporation, is an indirect wholly-owned subsidiary of MetLife New England Holdings, Inc. which in turn is a wholly owned subsidiary of MetLife. MetLife owns directly 46% (and in the aggregate, directly and indirectly, 47%) of the limited partnership interests in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Companies is the owner of a majority limited partnership interest in the Capital Growth Series' investment adviser, CGM. Consequently, the subadvisers (Loomis Sayles, Westpeak and Back Bay Advisors) of seven Series of the Fund are currently wholly-owned subsidiaries of Nvest Companies and an additional Series is advised by a majority-owned subsidiary (CGM) of Nvest Companies. The sub-advisers of the remaining six Series are not affiliated with MetLife, Nvest, L.P. or Nvest Companies. TNE Advisers paid each sub-adviser as shown below for providing sub-advisory services to the Series:

                                                                  Fees Earned
                                                                    by Sub-
                                                                 advisers for
                                                                the Year ended
    Series                                                     December 31, 1998
    ------                                                     -----------------
Loomis Sayles Small Cap Series...............................     $1,033,137

Morgan Stanley International Magnum Equity Series(b).........        422,801

Alger Equity Growth Series...................................      1,178,056

Loomis Sayles Avanti Growth Series(a) (Period January 1, 1998        166,438
 through April 30, 1998).....................................

Goldman Sachs Midcap Value Series(a) (Period May 1, 1998             340,636
 through December 31, 1998)..................................

Davis Venture Value Series...................................      1,493,285

Westpeak Growth and Income Series............................        801,534

Westpeak Stock Index Series..................................        152,776

Loomis Sayles Balanced Series................................        615,453

Back Bay Advisors Managed Series.............................        426,480

Salomon Brothers Strategic Bond Opportunities Series.........        283,464

Back Bay Advisors Bond Income Series.........................        482,973

Salomon Brothers U.S. Government Series......................         69,254

Back Bay Advisors Money Market Series........................        182,366

-------
(a) Effective May 1, 1998 a new Sub-advisory agreement between TNE Advisers and GSAM went into effect, replacing the prior Sub-advisory agreement between TNE Advisers and Loomis Sayles. The two Sub-advisory fee schedules set forth above reflect all agreements which were in place during the year ended December 31, 1998.
(b) Effective December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances (including as subadviser to the Morgan Stanley International Magnum Equity Series) using the name Morgan Stanley Asset Management.

  Voluntary Expense Limitation and Expense Deferral Agreement. Each Series, except the Capital Growth Series, is subject to one of two forms of expense limit. The first form of expense limit is a Voluntary Expense Limitation, which relates to the Loomis Sayles Small Cap Series, Westpeak Growth and Income Series, Westpeak Stock Index Series, Back Bay Advisors Managed Series, Back Bay Advisors Bond Income Series and Back Bay Advisors Money Market Series. A Voluntary Expense Limitation applicable to the Loomis Sayles Avanti Growth Series terminated on April 30, 1998, the last day before the Series was renamed the Goldman Sachs Midcap Value Series. Pursuant to this arrangement TNE Advisers bears all expenses (other than advisory fees and any brokerage costs, interest, taxes or extraordinary expenses) of each Series (except

New England Zenith Fund
the Loomis Sayles Small Cap Series) in excess of 0.15% of average daily net assets. In the case of the Loomis Sayles Small Cap Series, TNE Advisers bears all expenses (other than any brokerage costs, interest, taxes or extraordinary expenses) in excess of 1.00% of the Series' average daily net assets. A similar Voluntary Expense Limitation with New England Mutual Life Insurance Company ("The New England") was in effect with respect to the Capital Growth Series from November 1, 1994 to April 30, 1996.

The second form of expense limit is an Expense Deferral Agreement, which has been in effect since November 1, 1994 with respect to the Morgan Stanley International Magnum Equity Series, Alger Equity Growth Series, Davis Venture Value Series, Loomis Sayles Balanced Series, Salomon Brothers Strategic Bond Opportunities Series and Salomon Brothers U.S. Government Series, and since May 1, 1998 for the Goldman Sachs Midcap Value Series. Under this Agreement, TNE Advisers has agreed to pay expenses of each Series' operations (exclusive of any brokerage costs, interest, taxes or extraordinary expenses) in excess of the annual percentages of each Series' net assets set forth below, subject to the obligation of each Series to repay TNE Advisers such expenses in future years, if any, when the Series' expenses fall below that percentage; however, no Series is obligated to repay any expenses paid by TNE Advisers more than two years after the end of the fiscal year in which such expenses were incurred. The percentage applicable to each Series is shown below:

TNE Advisers may terminate these expense arrangements at any time. If these expense arrangements were terminated, some of the Series would have higher expense ratios. For the year ended December 31, 1998, (i) the maximum expense ratio for each Series after giving effect to the foregoing arrangements; (ii) the amounts of expenses assumed by TNE Advisers for each Series to which the Voluntary Expense Limitation applies; and (iii) the amounts of expenses deferred for each Series to which the Expense Deferral Agreement applies, are as follows:

                          Maximum Expense
                            Ratio Under
                              Current         Expenses Assumed
                         Voluntary Expense  by TNE Advisers as a   Expenses Deferred in Expenses Deferred in
                           Limitation or    result of the Series     1997 (subject to     1998 (subject to
                         Expense Deferral       exceeding the        repayment until      repayment until
         Series              Agreement     Voluntary Expense Limit  December 31, 1999)   December 31, 2000)
         ------          ----------------- ----------------------- -------------------- --------------------
Back Bay Advisors Money
 Market Series..........       0.50%                 --               not applicable       not applicable
Back Bay Advisors Bond
 Income Series..........       0.55%                 --               not applicable       not applicable
Back Bay Advisors
 Managed Series.........       0.65%                 --               not applicable       not applicable
Westpeak Growth and
 Income Series..........       0.85%                 --               not applicable       not applicable
Westpeak Stock Index
 Series.................       0.40%                 --               not applicable       not applicable
Loomis Sayles Small Cap
 Series.................       1.00%              $225,557            not applicable       not applicable
Goldman Sachs Midcap
 Value Series...........       0.90%               23,868             not applicable          $ 4,535
Morgan Stanley
 International Magnum
 Equity Series..........       1.30%           not applicable            $135,743              62,316
Alger Equity Growth
 Series.................       0.90%           not applicable               --                   --
Davis Venture Value
 Series.................       0.90%           not applicable               --                   --
Loomis Sayles Balanced
 Series.................       0.85%           not applicable               --                   --
Salomon Brothers
 Strategic Bond
 Opportunities Series...       0.85%           not applicable             12,296                 --
Salomon Brothers U.S.
 Government Series......       0.70%           not applicable             46,636               21,784

New England Zenith Fund

For the year ended December 31, 1998 the amount of deferred expense recovered by TNE Advisers from each Series subject to the Expense Deferral Agreement is set forth below:

                                            Deferred Expenses Deferred Expenses
                                              Recovered by      Recovered by
                                              TNE Advisers      TNE Advisers
             Series                             from 1996         from 1997
             ------                         ----------------- -----------------
      Davis Venture Value Series...........      $41,906              None
      Goldman Sachs Midcap Value Series....         None              None
      Loomis Sayles Balanced Series........       52,078           $10,668
      Morgan Stanley International Magnum
       Equity Series.......................         None              None
      Salomon Brothers Strategic Bond
       Opportunities Series................       44,840              None
      Salomon Brothers U.S. Government
       Series..............................         None              None

5. The Fund does not pay any compensation to its officers or to any trustees who are directors, officers or employees of MetLife, NELICO, Nvest, L.P. or their affiliates, other than affiliated registered investment companies. Each trustee who is not an "interested person" (as defined in the 1940 Act) of the Fund ("Independent Trustees") receives the following amounts of compensation from each Series:

                           Bond  Capital Money  Stock         Midcap Growth and Small
                          Income Growth  Market Index Managed Value    Income    Cap
                          ------ ------- ------ ----- ------- ------ ---------- ------
Annual Retainer.........  $1,306 $7,775   $811  $781   $999    $534    $1,143   $1,023
Meeting Fee Per Meeting.  $  167 $  167   $167  $167   $167    $167    $  167   $  167
Committee Chairman
 Annual Retainer
 (Contract Review)......  $  392 $2,332   $243  $234   $300    $160    $  343   $  307
Committee Chairman
 Annual Retainer
 (Audit)................  $  261 $1,555   $162  $156   $200    $107    $  229   $  205

                                                              Strategic
                                   International    U.S.        Bond      Venture Equity
                          Balanced Magnum Equity Government Opportunities  Value  Growth
                          -------- ------------- ---------- ------------- ------- ------
Annual Retainer.........    $875       $318         $192        $486      $1,847  $1,572
Meeting Fee Per Meeting.    $167       $167         $167        $167      $  167  $  167
Committee Chairman
 Annual Retainer
 (Contract Review)......    $263       $ 95         $ 58        $146      $  554  $  472
Committee Chairman
 Annual Retainer
 (Audit)................    $175       $ 64         $ 38        $ 97      $  369  $  314

A deferred compensation plan is available to Independent Trustees on a voluntary basis. Each participating trustee will receive deferred compensation in an amount equal to the value that such compensation would have had if it had been invested in the Series on the normal payment date.

New England Zenith Fund

Report of Independent Auditors

To the Shareholders and Board of Trustees of New England Zenith Fund:

We have audited the accompanying statements of assets and liabilities of New England Zenith Fund (the "Fund") (comprising, respectively, the Back Bay Advisors Bond Income Series, Capital Growth Series, Back Bay Advisors Money Market Series, Westpeak Stock Index Series, Back Bay Advisors Managed Series, Goldman Sachs Midcap Value Series (formerly Loomis Sayles Avanti Growth Series), Westpeak Growth & Income Series, Loomis Sayles Small Cap Series, Loomis Sayles Balanced Series, Morgan Stanley International Magnum Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Davis Venture Value Series, and Alger Equity Growth Series--the "Series"), including the portfolio of investments, as of December 31, 1998, and the related statements of operations for the year then ended, changes in net assets and financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for other periods indicated herein were audited by other auditors whose report dated February 14, 1997 expressed an unqualified opinion on these statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting New England Zenith Fund as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the two years then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 5, 1999

Footnotes to Portfolio Manager Commentary

 (1) COL (Cost of Living) is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

 (2) Lehman Brothers Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds, and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

 (3) Lehman Brothers Government/Corporate Bond Index is an unmanaged index of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Brothers Government/Corporate Bond Index, an issue must have amounts outstanding in excess of $25 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

 (4) Lehman Brothers Intermediate Government Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations having maturities of 1 to 10 years. The index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

 (5) Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index of investment grade bonds issued by the U.S. Government and U.S. corporations having maturities between one and ten years. The index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

 (6) Lipper Variable Products A-Rated Corporate Bond Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

 (7) Lipper Variable Products Balanced Fund Average is an average of the total return performance (calculated on the basis of net asset level) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

 (8) Lipper Variable Products Flexible Portfolio Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

 (9) Lipper Variable Products General Bond Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(10) Lipper Variable Products Growth Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(11) Lipper Variable Products Growth and Income Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(12) Lipper Variable Products International Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(13) Lipper Variable Products Intermediate Investment Grade Debt Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(14) Lipper Variable Products Midcap Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(15) Lipper Variable Products Small Company Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(16) Lipper Variable Products S&P 500 Index Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(17) Lipper Variable Products U.S. Mortgage and GNMA Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(18) Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of companies representing the stock markets of Europe, Australia and the Far East. The index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual funds.

(19) Morgan Stanley Capital International Europe Index is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of companies representing the stock markets of Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Netherlands, Norway, Poland, Portugal, Russia, Spain, Sweden, Switzerland, Turkey and United Kingdom. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual funds.

(20) Morgan Stanley Capital International Japan Index is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of companies representing the stock markets of Japan. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual funds.

(21) Morgan Stanley Capital International Pacific Free ex-Japan Index is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of companies representing the stock markets of Australia, China Free, Hong Kong, Indonesia, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual funds.

(22) Russell Midcap Index consists of 800 mid-capitalization stocks having an average market capitalization of $3.7 billion as of December 31, 1998. The index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(23) Russell 2000 Index consists of 2000 small market capitalization stocks having an average market capitalization of $592 million as of December 31, 1998. The index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(24) Salomon Brothers High Yield Market Index measures the performance of cash pay and deferred interest bonds.

(25) Standard & Poor's 500 Index(R) (S&P 500(R)) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

New England Variable Life Separate Account of New England Life Insurance
Company

Report of Independent Accountants

To the Policy Owners and Board of Directors of New England Life Insurance
Company:

We have audited the accompanying statement of assets and liabilities of the New England Variable Life Separate Account (comprised of Capital Growth Sub-Account, Bond Income Sub-Account, Money Market Sub-Account, Stock Index Sub-Account, Managed Sub-Account, Midcap Value Sub-Account (formerly Avanti Growth Sub-Account), Growth and Income Sub-Account (formerly Value Growth Sub-Account), Small Cap Sub-Account, U.S. Government Sub-Account, Balanced Sub-Account, Equity Growth Sub-Account, International Magnum Equity Sub-Account (formerly International Equity Sub-Account), Venture Value Sub-Account, Bond Opportunities Sub-Account, Equity-Income Sub-Account, Overseas Sub-Account, High Income Sub-Account and Asset Manager Sub-Account) of New England Life Insurance Company as of December 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the respective aforementioned Sub-Accounts comprising the New England Variable Life Separate Account of New England Life Insurance Company as of December 31, 1998, and the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 10, 1999

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Assets and Liabilities

December 31, 1998



                                                ----------------------------------------------------

                                                   Capital        Bond        Money       Stock
                                                    Growth       Income      Market       Index
                                                     Sub-         Sub-        Sub-         Sub-
                                                   Account       Account     Account     Account
                                                -------------- ----------- ----------- ------------
Assets
 Investments in New England Zenith Fund,
  Variable Insurance Products Fund, and
  Variable Insurance Products Fund II at
  value (Note 2).........................       $1,062,879,735 $63,810,233 $91,999,048 $112,951,497
                   Shares        Cost
                  --------- --------------
Capital Growth
 Series.........  2,270,965 $  846,910,241
Back Bay
 Advisors Bond
 Income Series..    580,674     62,600,962
Back Bay
 Advisors Money
 Market Series..    919,990     91,999,048
Westpeak Stock
 Index Series...    575,256     72,986,331
Back Bay
 Advisors
 Managed Series.    280,521     44,995,302
Goldman Sachs
 Midcap Value
 Series.........    295,718     40,133,483
Westpeak Growth
 and Income
 Series.........    318,506     52,737,711
Loomis Sayles
 Small Cap
 Series.........    466,286     68,072,072
Salomon Brothers
 U.S. Government
 Series.........     67,545        759,527
Loomis Sayles
 Balanced
 Series.........    927,883     13,354,477
Alger Equity
 Growth Series..  4,069,269     71,472,170
Morgan Stanley
 International
 Magnum Equity
 Series.........  1,025,541     11,496,216
Davis Venture
 Value Series...  4,661,398     87,902,713
Salomon Brothers
 Bond
 Opportunities
 Series.........    105,941      1,257,497
VIP Equity-
 Income
 Portfolio......  6,075,186    114,838,775
VIP Overseas
 Portfolio......  4,647,523     78,413,065
VIP High Income
 Portfolio......    981,426     11,927,393
VIP II Asset
 Manager
 Portfolio......    505,178      7,927,108
                            --------------
Total                       $1,679,784,090
                            ==============
 Amount due and accrued (payable) from
  policy-related transactions, net.......              177,286     141,063   1,688,024      146,440
 Dividends receivable....................                   --          --     317,906           --
                                                -------------- ----------- ----------- ------------
  Total Assets...........................        1,063,057,021  63,951,296  94,004,978  113,097,938
Liabilities
 Due New England Life Insurance Company..           88,352,429   6,135,252   8,674,054   12,388,146
                                                -------------- ----------- ----------- ------------
  Total Liabilities......................           88,352,429   6,135,252   8,674,054   12,388,146
                                                -------------- ----------- ----------- ------------
Net Assets for Variable Life Insurance
 Policies................................       $  974,704,592 $57,816,044 $85,330,924 $100,709,791
                                                ============== =========== =========== ============
                                                           New England Zenith Fund
                                               ------------------------------------
                                                                          Growth
                                                              Midcap        and
                                                 Managed       Value      Income
                                                  Sub-         Sub-        Sub-
                                                 Account      Account     Account
                                               ------------ ----------- -----------
Assets
 Investments in New England Zenith Fund,
  Variable Insurance Products Fund, and
  Variable Insurance Products Fund II at
  value (Note 2).........................       $58,280,968 $36,325,954 $66,354,407
                   Shares        Cost
                  --------- --------------
Capital Growth
 Series.........  2,270,965 $  846,910,241
Back Bay
 Advisors Bond
 Income Series..    580,674     62,600,962
Back Bay
 Advisors Money
 Market Series..    919,990     91,999,048
Westpeak Stock
 Index Series...    575,256     72,986,331
Back Bay
 Advisors
 Managed Series.    280,521     44,995,302
Goldman Sachs
 Midcap Value
 Series.........    295,718     40,133,483
Westpeak Growth
 and Income
 Series.........    318,506     52,737,711
Loomis Sayles
 Small Cap
 Series.........    466,286     68,072,072
Salomon Brothers
 U.S. Government
 Series.........     67,545        759,527
Loomis Sayles
 Balanced
 Series.........    927,883     13,354,477
Alger Equity
 Growth Series..  4,069,269     71,472,170
Morgan Stanley
 International
 Magnum Equity
 Series.........  1,025,541     11,496,216
Davis Venture
 Value Series...  4,661,398     87,902,713
Salomon Brothers
 Bond
 Opportunities
 Series.........    105,941      1,257,497
VIP Equity-
 Income
 Portfolio......  6,075,186    114,838,775
VIP Overseas
 Portfolio......  4,647,523     78,413,065
VIP High Income
 Portfolio......    981,426     11,927,393
VIP II Asset
 Manager
 Portfolio......    505,178      7,927,108
                            --------------
Total                       $1,679,784,090
                            ==============
 Amount due and accrued (payable) from
  policy-related transactions, net.......             (922)      61,118      58,059
 Dividends receivable....................               --           --          --
                                               ------------ ----------- -----------
  Total Assets...........................        58,280,046  36,387,072  66,412,466
                                               ------------ ----------- -----------
Liabilities
 Due New England Life Insurance Company..         5,030,060   3,676,010   7,460,673
  Total Liabilities......................         5,030,060   3,676,010   7,460,673
                                               ------------ ----------- -----------
Net Assets for Variable Life Insurance
 Policies................................        53,249,987  32,711,062  58,951,793
                                               ============ =========== ===========

                       See Notes to Financial Statements

                                                                                                   Variable Insurance
                                                                                                     Products Fund
----------------------------------------------------------------------------------------- -------------------------------------
                                                 International
   Small        U.S.                   Equity       Magnum       Venture        Bond        Equity-                    High
    Cap      Government  Balanced      Growth       Equity        Value     Opportunities    Income     Overseas      Income
   Sub-         Sub-       Sub-         Sub-         Sub-          Sub-         Sub-          Sub-        Sub-         Sub-
  Account     Account     Account     Account       Account      Account       Account      Account      Account      Account
-----------  ---------- ----------- ------------ ------------- ------------ ------------- ------------ -----------  -----------
$71,588,857   $774,736  $14,391,467 $102,179,339  $11,691,171  $107,911,360  $1,210,903   $154,432,484 $93,181,595  $11,315,839
    134,394      5,294       13,282      356,305       15,466        52,450       7,704          9,726    (100,707)      15,136
         --         --           --           --           --            --          --             --          --           --
-----------   --------  ----------- ------------  -----------  ------------  ----------   ------------ -----------  -----------
 71,723,251    780,030   14,404,749  102,535,644   11,706,637   107,963,810   1,218,608    154,442,210  93,080,888   11,330,975
  7,924,364     88,418    1,928,101   11,661,794    1,388,081    12,691,342     127,954     15,888,809   8,807,089    1,342,020
-----------   --------  ----------- ------------  -----------  ------------  ----------   ------------ -----------  -----------
  7,924,364     88,418    1,928,101   11,661,794    1,388,081    12,691,342     127,954     15,888,809   8,807,089    1,342,020
-----------   --------  ----------- ------------  -----------  ------------  ----------   ------------ -----------  -----------
$63,798,887   $691,612  $12,476,648 $ 90,873,849  $10,318,556  $ 95,272,468  $1,090,654   $138,553,401 $84,273,799  $ 9,988,955
===========   ========  =========== ============  ===========  ============  ==========   ============ ===========  ===========
 Variable
Insurance
 Products
 Fund II
-------------------------
  Asset
 Manager
   Sub-
 Account       Total
---------- --------------
$9,174,668 $2,070,454,260
       271      2,780,390
        --        317,906
---------- --------------
 9,174,938  2,073,552,557
   987,748    194,552,345
---------- --------------
   987,748    194,552,345
---------- --------------
$8,187,191 $1,879,000,212
========== ==============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Operations

For the Year Ended December 31, 1998


                                                                                      New England Zenith Fund
                          ------------------------------------------------------------------------------------
                                                                                                     Growth
                            Capital       Bond      Money       Stock                   Midcap         and
                             Growth      Income     Market      Index      Managed      Value        Income
                              Sub-        Sub-       Sub-       Sub-        Sub-         Sub-         Sub-
                            Account     Account    Account     Account     Account     Account       Account
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
Income
 Dividends..............  $136,031,595 $4,500,888 $2,243,738 $ 1,665,717 $ 4,920,327 $  8,522,091  $ 4,438,526
Expense
 Mortality and expense
  risk charge (Note 3)..     5,675,180    329,452    281,233     574,859     295,717      213,136      321,673
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net investment income
  (loss)................   130,356,415  4,171,436  1,962,505   1,090,858   4,624,610    8,308,955    4,116,853
Net Realized and
 Unrealized Gain (Loss)
 on Investments
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....    91,366,363    892,059         --  19,889,059   9,447,437    6,964,381    6,858,665
 End of period..........   215,969,495  1,209,273         --  39,965,167  13,285,666   (3,807,527)  13,616,695
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   124,603,132    317,214         --  20,076,109   3,838,229  (10,771,908)   6,758,031
 Net realized gain on
  investments...........     5,610,899      1,800         --     190,803     163,910      236,891       14,655
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net realized and
  unrealized gain (loss)
  on investments........   130,214,031    319,014         --  20,266,912   4,002,139  (10,535,017)   6,772,686
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $260,570,446 $4,490,449 $1,962,505 $21,357,770 $ 8,626,750 $ (2,226,063) $10,889,538
                          ============ ========== ========== =========== =========== ============  ===========

                       See Notes to Financial Statements

                                                                                                Variable Insurance
                                                                                                  Products Fund
--------------------------------------------------------------------------------------- ----------------------------------
                                                International
   Small         U.S.                 Equity       Magnum       Venture       Bond        Equity-                 High
    Cap       Government  Balanced    Growth       Equity        Value    Opportunities   Income     Overseas    Income
   Sub-          Sub-       Sub-       Sub-         Sub-         Sub-         Sub-         Sub-        Sub-       Sub-
  Account      Account    Account     Account      Account      Account      Account      Account    Account     Account
-----------   ---------- ---------- ----------- ------------- ----------- ------------- ----------- ---------- -----------
$ 1,148,975    $32,331   $  607,129 $ 3,598,904   $ 251,292   $ 2,912,129   $ 81,480    $ 8,088,940 $6,093,523 $ 1,064,286
    380,727     (2,318)      52,939     452,661      48,632       512,333     (9,440)       902,569    550,070      67,547
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
    768,248     34,649      554,190   3,146,243     202,660     2,399,796     90,920      7,186,371  5,543,453     996,739
  5,422,058     (1,916)     642,612   5,391,267    (155,005)   10,716,783     (2,256)    32,699,163 11,137,299     964,520
  3,516,783     15,209    1,036,991  30,707,168     194,954    20,008,648    (46,594)    39,593,709 14,768,529    (611,552)
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
 (1,905,274)    17,125      394,379  25,315,901     349,959     9,291,865    (44,337)     6,894,545  3,631,231  (1,576,072)
     20,862         11        6,840      56,142       5,897        22,521        493        561,003    333,272      20,913
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
 (1,884,412)    17,136      401,219  25,372,043     355,856     9,314,386    (43,844)     7,455,548  3,964,503  (1,555,159)
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
$(1,116,164)   $51,785   $  955,409 $28,518,286   $ 558,517   $11,714,181   $ 47,076    $14,641,919 $9,507,956 $  (558,420)
===========    =======   ========== ===========   =========   ===========   ========    =========== ========== ===========
 Variable
Insurance
 Products
 Fund II
-----------------------
  Asset
 Manager
   Sub-
 Account      Total
---------- ------------
$  835,511 $187,037,382
    50,140   10,697,110
---------- ------------
   785,371  176,340,272
   971,097  203,203,584
 1,247,559  390,670,172
---------- ------------
   276,461  187,466,588
     4,137    7,251,049
---------- ------------
   280,598  194,717,637
---------- ------------
$1,065,969 $371,057,909
========== ============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Operations

For the Year Ended December 31, 1997


                                                                                  New England Zenith Fund
                          --------------------------------------------------------------------------------
                                                                                                  Growth
                            Capital        Bond      Money       Stock                 Midcap      and
                             Growth       Income     Market      Index     Managed     Value      Income
                              Sub-         Sub-       Sub-       Sub-        Sub-       Sub-       Sub-
                            Account      Account    Account     Account    Account    Account    Account
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
Income
 Dividends..............  $184,229,729  $3,419,409 $1,852,865 $ 1,082,727 $5,025,764 $2,781,138 $3,928,553
Expense
 Mortality and expense
  risk charge (Note 3)..     4,170,905     253,374    241,048     333,771    229,423    207,451    190,264
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net investment income
  (loss)................   180,058,824   3,166,035  1,611,817     748,956  4,796,341  2,573,687  3,738,289
Net Realized and
 Unrealized Gain (Loss)
 on Investments
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of year......   138,009,405      40,519         --   7,633,013  6,137,629  4,823,316  3,107,090
 End of year............    91,366,363     892,059         --  19,889,059  9,447,437  6,964,381  6,858,664
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   (46,643,042)    851,540         --  12,256,046  3,309,808  2,141,065  3,751,574
 Net realized gain on
  investments...........     1,699,829      15,488         --      35,165    242,079     87,159     17,721
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net realized and
  unrealized gain (loss)
  on investments........   (44,943,213)    867,028         --  12,291,211  3,551,887  2,228,224  3,769,295
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $135,115,611  $4,033,063 $1,611,817 $13,040,167 $8,348,228 $4,801,911 $7,507,584
                          ============  ========== ========== =========== ========== ========== ==========

                       See Notes to Financial Statements

                                                                                                                  Variable
                                                                                                                  Insurance
                                                                                        Variable Insurance        Products
                                                                                           Products Fund           Fund II
--------------------------------------------------------------------------------- ------------------------------- ---------
                                           International
  Small        U.S.               Equity      Magnum      Venture       Bond        Equity-                High     Asset
   Cap      Government Balanced   Growth      Equity       Value    Opportunities   Income     Overseas   Income   Manager
   Sub-        Sub-      Sub-      Sub-        Sub-         Sub-        Sub-         Sub-        Sub-      Sub-     Sub-
 Account     Account   Account   Account      Account     Account      Account      Account    Account   Account   Account
----------  ---------- -------- ---------- ------------- ---------- ------------- ----------- ---------- -------- ---------
$6,279,206    $9,089   $438,430 $4,721,050   $ 209,389   $1,822,395    $43,914    $ 8,872,794 $5,434,055 $393,295 $528,401
   275,141     2,290     50,941    265,599      51,702      276,055      9,400        676,059    447,597   41,502   33,135
----------    ------   -------- ----------   ---------   ----------    -------    ----------- ---------- -------- --------
 6,004,065     6,799    387,489  4,455,451     157,687    1,546,340     34,514      8,196,735  4,986,458  351,793  495,266
 3,059,565      (819)   236,625  2,084,389     136,191    2,398,023     (1,153)    16,409,989  9,502,216  362,600  547,647
 5,422,058    (1,916)   642,612  5,391,267    (155,006)  10,716,783     (2,256)    32,699,163 11,137,299  964,520  971,097
----------    ------   -------- ----------   ---------   ----------    -------    ----------- ---------- -------- --------
 2,362,493    (1,097)   405,987  3,306,878    (291,197)   8,318,760     (1,103)    16,289,174  1,635,083  601,920  423,450
    20,956         1     55,231     75,802       8,303       21,718        201        126,489     67,905   12,234    5,368
----------    ------   -------- ----------   ---------   ----------    -------    ----------- ---------- -------- --------
 2,383,449    (1,096)   461,218  3,382,680    (282,894)   8,340,478       (902)    16,415,663  1,702,988  614,154  428,818
----------    ------   -------- ----------   ---------   ----------    -------    ----------- ---------- -------- --------
$8,387,514    $5,703   $848,707 $7,838,131   $(125,207)  $9,886,818    $33,612    $24,612,398 $6,689,446 $965,947 $924,084
==========    ======   ======== ==========   =========   ==========    =======    =========== ========== ======== ========
------------



   Total
------------
$231,072,203
   7,755,657
------------
 223,316,546
 194,486,245
 203,203,584
------------
   8,717,339
   2,491,649
------------
  11,208,988
------------
$234,525,534
============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Operations

For the Year Ended December 31, 1996


                                                                                 New England Zenith Fund
                          -------------------------------------------------------------------------------

                            Capital       Bond       Money      Stock                 Midcap   Growth and
                             Growth      Income      Market     Index     Managed     Value      Income
                              Sub-        Sub-        Sub-       Sub-       Sub-       Sub-       Sub-
                            Account     Account     Account    Account    Account    Account    Account
                          ------------ ----------  ---------- ---------- ---------- ---------- ----------
Income
 Dividends..............  $ 32,991,113 $2,579,133  $1,306,712 $  841,454 $2,942,415 $1,494,679 $1,804,344
Expense
 Mortality and expense
  risk charge (Note 3)..     2,981,244    192,456     160,903    168,590    158,607    137,775    100,738
                          ------------ ----------  ---------- ---------- ---------- ---------- ----------
 Net investment income
  (loss)................    30,009,869  2,386,677   1,145,809    672,864  2,783,808  1,356,904  1,703,606
Net Realized and
 Unrealized Gain (Loss)
 on Investments
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of year......    71,963,590    997,195          --  2,853,587  5,216,548  2,881,100  2,105,777
 End of year............   138,009,405     40,519          --  7,633,013  6,137,629  4,823,316  3,107,090
                          ------------ ----------  ---------- ---------- ---------- ---------- ----------
 Net change in
  unrealized
  appreciation
  (depreciation)........    66,045,815   (956,676)         --  4,779,426    921,081  1,942,216  1,001,313
 Net realized gain
  (loss) on investments.       985,421        299          --      1,808     69,775     27,429     18,964
                          ------------ ----------  ---------- ---------- ---------- ---------- ----------
 Net realized and
  unrealized gain (loss)
  on investments........    67,031,236   (956,377)         --  4,781,234    990,856  1,969,645  1,020,277
                          ------------ ----------  ---------- ---------- ---------- ---------- ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $ 97,041,105 $1,430,300  $1,145,809 $5,454,098 $3,774,664 $3,326,549 $2,723,883
                          ============ ==========  ========== ========== ========== ========== ==========

* For the period July 1, 1996 (Commencement of Operations) through December 31, 1996.

                       See Notes to Financial Statements

                                                                                                                   Variable
                                                                                                                   Insurance
                                                                                         Variable Insurance        Products
                                                                                            Products Fund           Fund II
---------------------------------------------------------------------------------- ------------------------------- ---------
                                            International
  Small        U.S.               Equity       Magnum      Venture       Bond        Equity-                High     Asset
   Cap      Government Balanced   Growth       Equity       Value    Opportunities   Income     Overseas   Income   Manager
   Sub-        Sub-      Sub-      Sub-         Sub-         Sub-        Sub-         Sub-        Sub-      Sub-     Sub-
 Account     Account*  Account   Account       Account     Account     Account*      Account    Account   Account   Account
----------  ---------- -------- ----------  ------------- ---------- ------------- ----------- ---------- -------- ---------
$1,624,708    $ 702    $104,939 $   44,863    $ 71,347    $  444,012    $ 1,218    $ 2,662,990 $1,164,550 $199,463 $174,907
    90,146       28      11,713    104,685      19,385        64,656         40        428,473    325,346   19,551   20,483
----------    -----    -------- ----------    --------    ----------    -------    ----------- ---------- -------- --------
 1,534,562      674      93,226    (59,822)     51,962       379,356      1,178      2,234,517    839,204  179,912  154,424
   768,552       --       3,769     65,901      24,089       171,931         --      9,642,454  4,022,725  167,043  269,255
 3,059,565     (819)    236,625  2,084,389     136,191     2,398,023     (1,153)    16,409,989  9,502,216  362,600  547,647
----------    -----    -------- ----------    --------    ----------    -------    ----------- ---------- -------- --------
 2,291,013     (819)    232,856  2,018,488     112,102     2,226,092     (1,153)     6,767,535  5,479,491  195,557  278,392
    31,570       --       2,318     11,723         159         4,907         --         27,750     44,049    1,942    4,122
----------    -----    -------- ----------    --------    ----------    -------    ----------- ---------- -------- --------
 2,322,583     (819)    235,174  2,030,211     112,261     2,230,999     (1,153)     6,795,285  5,523,540  197,499  282,514
----------    -----    -------- ----------    --------    ----------    -------    ----------- ---------- -------- --------
$3,857,145    $(145)   $328,400 $1,970,389    $164,223    $2,610,355    $    25    $ 9,029,802 $6,362,744 $377,411 $436,938
==========    =====    ======== ==========    ========    ==========    =======    =========== ========== ======== ========
------------



   Total
------------
$ 50,453,549
   4,984,819
------------
  45,468,730
 101,153,516
 194,486,245
------------
  93,332,729
   1,232,236
------------
  94,564,965
------------
$140,033,695
============


                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 1998


                                                                                                 New England Zenith Fund
                   ------------------------------------------------------------------------------------------------------------
                                                                                                         Growth
                      Capital        Bond          Money         Stock                      Midcap         and         Small
                      Growth        Income        Market         Index        Managed       Value        Income         Cap
                       Sub-          Sub-          Sub-           Sub-         Sub-          Sub-         Sub-         Sub-
                      Account       Account       Account       Account       Account      Account       Account      Account
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
From Operating
 Activities
 Net investment
  income (loss)..  $ 130,356,415  $ 4,171,436  $   1,962,505  $  1,090,858  $ 4,624,610  $  8,308,955  $ 4,116,853  $   768,248
 Net realized and
  unrealized gain
  (loss) on
  investments....    130,214,031      319,014             --    20,266,912    4,002,139   (10,535,017)   6,772,686   (1,884,412)
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net Increase
  (decrease) in
  net assets
  resulting from
  operations.....    260,570,446    4,490,449      1,962,505    21,357,770    8,626,750    (2,226,063)  10,889,538   (1,116,164)
From Policy-
 Related
 Transactions
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......    130,346,621   10,522,040    221,378,611    15,997,005    6,508,238     8,067,127   10,034,046   16,979,803
 Net transfers
  (to) from other
  sub-
  accounts.......     28,412,166    9,220,311   (149,270,654)   22,094,429    6,317,021      (102,089)  15,004,643    9,499,585
 Net transfers to
  New England
  Life Insurance
  Company........   (136,266,249)  (7,932,456)   (21,844,962)  (16,290,249)  (6,742,406)   (4,094,516)  (8,744,105)  (9,074,771)
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net Increase in
  net assets
  resulting from
  policy related
  transactions...     22,492,538   11,809,895     50,262,995    21,801,185    6,082,853     3,870,522   16,294,584   17,404,617
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net increase in
  net assets.....    283,062,984   16,300,344     52,225,500    43,158,955   14,709,603     1,644,459   27,184,123   16,288,452
Net Assets, at
 beginning of the
 period..........    691,641,608   41,515,700     33,105,424    57,550,836   38,540,384    31,066,603   31,767,670   47,510,435
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
Net Assets, at
 end of the
 period..........  $ 974,704,592  $57,816,044  $  85,330,924  $100,709,791  $53,249,987  $ 32,711,062  $58,951,793  $63,798,887
                   =============  ===========  =============  ============  ===========  ============  ===========  ===========

                       See Notes to Financial Statements

                                                                                          Variable Insurance
                                                                                             Products Fund
-------------------------------------------------------------------------------- ---------------------------------------
                                       International
   U.S.                     Equity        Magnum       Venture         Bond        Equity-                      High
Government   Balanced       Growth        Equity        Value      Opportunities    Income       Overseas      Income
   Sub-        Sub-          Sub-          Sub-          Sub-          Sub-          Sub-          Sub-         Sub-
 Account      Account      Account        Account      Account        Account      Account       Account       Account
----------  -----------  ------------  ------------- ------------  ------------- ------------  ------------  -----------
$   34,649  $   554,190  $  3,146,243   $   202,660  $  2,399,796   $   90,920   $  7,186,371  $  5,543,453  $   996,739
    17,136      401,219    25,372,043       355,856     9,314,386      (43,844)     7,455,548     3,964,503   (1,555,159)
----------  -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
    51,785      955,409    28,518,286       558,517    11,714,181       47,076     14,641,919     9,507,956     (558,420)
        --    3,185,034    18,566,913     3,131,225    24,165,947           --     26,170,240    17,386,996    2,434,923
   590,096    3,794,185    16,305,214       999,735    23,584,994      612,788      8,474,098       342,473    2,823,884
 (111,452)   (2,333,228)  (14,453,624)   (1,503,958)  (15,609,387)    (156,947)   (18,064,178)  (10,788,946)  (1,891,706)
----------  -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
   478,644    4,645,991    20,418,503     2,627,002    32,141,554      455,841     16,580,160     6,940,523    3,367,101
----------  -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
   530,429    5,601,400    48,936,789     3,185,519    43,855,735      502,917     31,222,080    16,448,479    2,808,682
   161,183    6,875,248    41,937,060     7,133,037    51,416,733      587,737    107,331,321    67,825,320    7,180,273
----------  -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
$  691,612  $12,476,648  $ 90,873,849   $10,318,556  $ 95,272,468   $1,090,654   $138,553,401  $ 84,273,799  $ 9,988,955
==========  ===========  ============   ===========  ============   ==========   ============  ============  ===========
 Variable
 Insurance
 Products
  Fund II
------------ ---------------
   Asset
  Manager
   Sub-
  Account        Total
------------ ---------------
$   785,371  $  176,340,272
    280,598     194,717,637
------------ ---------------
  1,065,969     371,057,909
  1,626,307     516,501,076
  1,297,121              --
 (1,251,084)   (277,154,223)
------------ ---------------
  1,672,344     239,346,853
------------ ---------------
  2,738,313     610,404,762
  5,448,878   1,268,595,450
------------ ---------------
$ 8,187,191  $1,879,000,212
============ ===============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 1997


                                                                                                New England Zenith Fund
                   -----------------------------------------------------------------------------------------------------------
                      Capital        Bond          Money         Stock                     Midcap                     Small
                      Growth        Income        Market         Index        Managed       Value     Growth and       Cap
                       Sub-          Sub-          Sub-           Sub-         Sub-         Sub-      Income Sub-     Sub-
                      Account       Account       Account       Account       Account      Account      Account      Account
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
From Operating
 Activities
 Net investment
  income (loss)..  $ 180,058,824  $ 3,166,035  $   1,611,817  $    748,956  $ 4,796,341  $ 2,573,687  $ 3,738,289  $ 6,004,065
 Net realized and
  unrealized gain
  (loss) on
  investments....    (44,943,213)     867,028             --    12,291,211    3,551,887    2,228,224    3,769,295    2,383,449
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....    135,115,611    4,033,063      1,611,817    13,040,167    8,348,228    4,801,911    7,507,584    8,387,514
From Policy-
 Related
 Transactions
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......    115,563,292    9,916,442    112,790,933    11,030,326    6,066,893    8,052,822    6,483,236   12,931,007
 Net transfers
  (to) from other
  sub-
  accounts.......     19,184,703    2,250,884   (100,492,346)   13,670,086    2,168,458      728,467    6,112,407   13,551,252
 Net transfers to
  New England
  Life Insurance
  Company........   (103,221,618)  (7,435,545)   (10,617,259)  (11,516,905)  (6,628,199)  (5,007,957)  (5,507,253)  (8,882,069)
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase in
  net assets
  resulting from
  policy related
  transactions...     31,526,377    4,731,781      1,681,328    13,183,507    1,607,152    3,773,332    7,088,390   17,600,190
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase in
  net assets.....    166,641,988    8,764,844      3,293,145    26,223,674    9,955,380    8,575,243   14,595,974   25,987,704
Net Assets, at
 beginning of the
 year............    524,999,620   32,750,856     29,812,279    31,327,162   28,585,004   22,491,360   17,171,696   21,522,731
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
Net Assets, at
 end of the year.  $ 691,641,608  $41,515,700  $  33,105,424  $ 57,550,836  $38,540,384  $31,066,603  $31,767,670  $47,510,435
                   =============  ===========  =============  ============  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

                                                                                         Variable Insurance
                                                                                           Products Fund
------------------------------------------------------------------------------- --------------------------------------
                                      International
   U.S.                    Equity        Magnum       Venture         Bond        Equity-                     High
Government   Balanced      Growth        Equity        Value      Opportunities    Income      Overseas      Income
   Sub-        Sub-         Sub-          Sub-          Sub-          Sub-          Sub-         Sub-         Sub-
 Account      Account      Account       Account      Account        Account      Account       Account      Account
----------  -----------  -----------  ------------- ------------  ------------- ------------  -----------  -----------
 $  6,799   $   387,489  $ 4,455,451   $   157,687  $  1,546,340    $ 34,514    $  8,196,735  $ 4,986,458  $   351,793
   (1,096)      461,218    3,382,680      (282,894)    8,340,478        (902)     16,415,663    1,702,988      614,154
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
    5,703       848,707    7,838,131      (125,207)    9,886,818      33,612      24,612,398    6,689,446      965,947
       --     2,146,406   14,606,449     3,056,999    13,157,429          --      23,866,781   17,551,475    2,042,291
  118,925     2,461,028    6,194,266     1,537,466    22,596,463     563,357       5,377,892    1,724,137    1,829,771
   (9,482)   (1,814,302)  (8,772,068)   (1,574,196)  (10,885,947)    (36,000)    (18,885,322)  (9,549,079)  (1,756,377)
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
  109,443     2,793,132   12,028,647     3,020,269    24,867,945     527,357      10,359,351    9,726,533    2,115,685
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
  115,146     3,641,839   19,866,778     2,895,062    34,754,763     560,969      34,971,749   16,415,979    3,081,632
   46,037     3,233,409   22,070,282     4,237,975    16,661,970      26,768      72,359,572   51,409,341    4,098,641
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
 $161,183   $ 6,875,248  $41,937,060   $ 7,133,037  $ 51,416,733    $587,737    $107,331,321  $67,825,320  $ 7,180,273
 ========   ===========  ===========   ===========  ============    ========    ============  ===========  ===========
 Variable
Insurance
 Products
 Fund II
----------- ---------------
  Asset
 Manager
   Sub-
 Account        Total
----------- ---------------
$  495,266  $  223,316,546
   428,818      11,208,988
----------- ---------------
   924,084     234,525,534
 1,403,144     360,665,925
   422,784              --
  (881,229)   (212,980,807)
----------- ---------------
   944,699     147,685,118
----------- ---------------
 1,868,783     382,210,652
 3,580,095     886,384,798
----------- ---------------
$5,448,878  $1,268,595,450
=========== ===============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 1996
                       See Notes to Financial Statements

                                                                                                 New England Zenith Fund
                       --------------------------------------------------------------------------------------------------------
                                                                                                         Growth
                         Capital        Bond         Money         Stock                    Midcap         and         Small
                          Growth       Income        Market        Index       Managed       Value       Income         Cap
                           Sub-         Sub-          Sub-         Sub-         Sub-         Sub-         Sub-         Sub-
                         Account       Account      Account       Account      Account      Account      Account      Account
                       ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
From Operating
 Activities
 Net investment
  income (loss)......  $ 30,009,869  $ 2,386,677  $  1,145,809  $   672,864  $ 2,783,808  $ 1,356,904  $ 1,703,606  $ 1,534,562
 Net realized and
  unrealized gain
  (loss) on
  investments........    67,031,236     (956,377)           --    4,781,234      990,856    1,969,645    1,020,277    2,322,583
                       ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net Increase
  (decrease) in net
  assets resulting
  from operations....    97,041,105    1,430,300     1,145,809    5,454,098    3,774,664    3,326,549    2,723,883    3,857,145
From Policy-Related
 Transactions
 Net premiums
  transferred from
  New England Life
  Insurance Company
  (Note 4)...........   111,194,198    8,517,031    79,806,482    6,566,717    5,631,293    7,140,375    5,201,936    5,440,860
 Net transfers (to)
  from other sub-
  accounts...........    (1,541,352)   1,894,963   (61,482,739)   5,875,439    1,412,522    2,859,556    2,274,270   10,060,122
 Net transfers to New
  England Life
  Insurance Company..   (76,528,987)  (5,770,575)   (9,089,129)  (5,144,242)  (4,232,475)  (5,172,577)  (3,338,871)  (4,380,392)
                       ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net Increase in net
  assets resulting
  from policy related
  transactions.......    33,123,859    4,641,419     9,234,614    7,297,914    2,811,340    4,827,354    4,137,335   11,120,590
                       ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net increase in net
  assets.............   130,164,964    6,071,719    10,380,423   12,752,012    6,586,004    8,153,903    6,861,218   14,977,735
Net Assets, at
 beginning of the
 year................   394,834,656   26,679,137    19,431,856   18,575,150   21,999,000   14,337,457   10,310,478    6,544,996
                       ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
Net Assets, at end of
 the year............  $524,999,620  $32,750,856  $ 29,812,279  $31,327,162  $28,585,004  $22,491,360  $17,171,696  $21,522,731
                       ============  ===========  ============  ===========  ===========  ===========  ===========  ===========

*For the period July 1, 1996 (Commencement of Operations) through December 31, 1996.

                                                                                                                       Variable
                                                                                                                      Insurance
                                                                                       Variable Insurance              Products
                                                                                         Products Fund                 Fund II
----------------------------------------------------------------------------- --------------------------------------  ---------
                                     International
   U.S.                   Equity        Magnum       Venture        Bond        Equity-                      High       Asset
Government   Balanced     Growth        Equity        Value     Opportunities    Income       Overseas      Income     Manager
   Sub-        Sub-        Sub-          Sub-         Sub-          Sub-          Sub-          Sub-         Sub-        Sub-
 Account*    Account      Account       Account      Account      Account*      Account       Account      Account     Account
----------  ----------  -----------  ------------- -----------  ------------- ------------  ------------  ----------  ----------
 $   674    $   93,226  $   (59,822)  $    51,962  $   379,356     $ 1,178    $  2,234,517  $    839,204  $  179,912  $  154,424
    (819)      235,174    2,030,211       112,261    2,230,999      (1,153)      6,795,285     5,523,540     197,499     282,514
 -------    ----------  -----------   -----------  -----------     -------    ------------  ------------  ----------  ----------
    (145)      328,400    1,970,389       164,223    2,610,355          25       9,029,802     6,362,744     377,411     436,938
      --       811,932    9,286,073     1,454,605    4,876,053          --      20,426,731    17,135,189     970,763   1,258,847
  46,951     2,383,695   11,496,667     2,908,047    9,510,686      27,190       9,029,810     1,051,463   1,631,762     560,948
    (769)     (708,829)  (6,395,345)   (1,242,748)  (3,721,564)       (447)    (13,479,623)  (11,522,274)   (623,788)   (649,631)
 -------    ----------  -----------   -----------  -----------     -------    ------------  ------------  ----------  ----------
  46,182     2,486,798   14,387,395     3,119,904   10,665,175      26,743      15,976,918     6,664,378   1,978,737   1,170,164
 -------    ----------  -----------   -----------  -----------     -------    ------------  ------------  ----------  ----------
  46,037     2,815,198   16,357,784     3,284,127   13,275,530      26,768      25,006,720    13,027,122   2,356,148   1,607,102
      --       418,211    5,712,498       953,848    3,386,440          --      47,352,852    38,382,219   1,742,493   1,972,993
 -------    ----------  -----------   -----------  -----------     -------    ------------  ------------  ----------  ----------
 $46,037    $3,233,409  $22,070,282   $ 4,237,975  $16,661,970     $26,768    $ 72,359,572  $ 51,409,341  $4,098,641  $3,580,095
 =======    ==========  ===========   ===========  ===========     =======    ============  ============  ==========  ==========
--------------



    Total
--------------
$  45,468,730
   94,564,965
--------------
  140,033,695
  285,719,085
           --
 (152,002,266)
--------------
  133,716,819
--------------
  273,750,514
  612,634,284
--------------
$ 886,384,798
==============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements

1. Nature of Business. New England Variable Life Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on January 31, 1983 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO.

Effective with the merger on August 30, 1996 of New England Mutual Life Insurance Company ("NEMLICO") and Metropolitan Life Insurance Company ("MLI"), NEMLICO ceased to exist, with MLI as the surviving company of the merger. NELICO then became an indirect wholly-owned subsidiary of MLI.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Sub-Accounts. The Account has eighteen investment sub-accounts each of which invest in the shares of one portfolio of the New England Zenith Fund ("Zenith Fund"), the Variable Insurance Products Fund or the Variable Insurance Products Fund II. The portfolios of the Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II are diversified, open-end management investment companies. The Account purchases or redeems shares of the eighteen Eligible Funds based on the amount of net premiums invested in the Account, transfers among the sub-accounts, policy loans, surrender payments, and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. Mortality and Expense Risk Charges. NELICO charges the Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Currently, the charges are made daily at an annual rate of .35% of the Account assets attributable to fixed premium ("Zenith Life") variable policies, .45% of the Account assets attributable to single premium ("Zenith Life One") variable life policies, .60% of the Account assets attributable to variable ordinary ("Zenith Life Plus" , "Zenith Life Plus II" and "Zenith Variable Whole Life") life policies and limited payment ("Zenith Life Executive 65") variable life policies, .90% and .75% of the Account assets attributable to variable survivorship ("Zenith Survivorship Life") life policies, and .75% of the Account assets attributable to flexible premium ("Zenith Flexible Life") variable life policies. For the modified single premium ("American Gateway") and flexible premium ("Zenith Executive Advantage Plus") variable life policies mortality and expense risk charges are not charged daily against the sub-account assets but are deducted from the policy cash values monthly at an annual rate of .90% and a maximum annual rate of .75%, respectively.

4. Net Premium Transfers and Deductions from Cash Value. Certain deductions are made from each premium payment paid to NELICO to arrive at a net premium that is transferred to the Account. Certain deductions are made from cash value in the sub-accounts. These deductions, depending on the policy, could include sales loads, administrative charges, premium tax charges, risk charges, cost of insurance charges, and charges for rider benefits and special risk charges.

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

5. Federal Income Taxes. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

6. Investment Advisers. The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. TNE Advisers, Inc., which is an indirect subsidiary of NELICO, Capital Growth Management Limited Partnership ("CGM"), and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

              Series                      Adviser                    Sub-Adviser
              ------                 ------------------ --------------------------------------
Capital Growth                       CGM*                                 --
Back Bay Advisors Money Market       TNE Advisers, Inc. Back Bay Advisors, L.P.*
Back Bay Advisors Bond Income        TNE Advisers, Inc. Back Bay Advisors, L.P.*
Back Bay Advisors Managed            TNE Advisers, Inc. Back Bay Advisors, L.P.*
Westpeak Stock Index                 TNE Advisers, Inc. Westpeak Investment Advisors, L.P.*
Westpeak Growth and Income           TNE Advisers, Inc. Westpeak Investment Advisors, L.P.*
Goldman Sachs Midcap Value Series    TNE Advisers, Inc. Goldman Sachs Asset Management, Inc
Loomis Sayles Small Cap              TNE Advisers, Inc. Loomis, Sayles & Company, L.P.*
Loomis Sayles Balanced               TNE Advisers, Inc. Loomis, Sayles & Company, L.P.*
Morgan Stanley International Magnum  TNE Advisers, Inc. Morgan Stanley Dean Witter
 Equity                                                  Investment Management, Inc.
Davis Venture Value                  TNE Advisers, Inc. Davis Selected Advisers, L.P.
Alger Equity Growth                  TNE Advisers, Inc. Fred Alger Management, Inc.
Salomon Brothers U.S. Government     TNE Advisers, Inc. Salomon Brothers Asset Management, Inc
Salomon Brothers Strategic Bond
 Opportunities                       TNE Advisers, Inc. Salomon Brothers Asset Management, Inc

*An affiliate of NELICO

Effective May 1, 1997 the Draycott International Equity Series was renamed the Morgan Stanley International Magnum Equity Series and a new Sub-advisory agreement between TNE Advisers, Inc. and Morgan Stanley Dean Witter Investment Management, Inc. (formerly Morgan Stanley Asset Management Inc.) went into effect replacing the prior agreement between TNE Advisers, Inc. and Draycott Partners, Ltd.

Effective May 1, 1998 Goldman Sachs Asset Management, ("Goldman Sachs"), became the subadvisor of the Loomis Sayles Avanti Growth Series, succeeding Loomis Sayles & Company, L.P., and the name of the Series was changed to the "Goldman Sachs Midcap Value Series". Goldman Sachs is a separate operating division of Goldman, Sachs & Co., a privately-owned global financial services company.

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

7. Investment Purchases and Sales. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 1998:

                                                       Purchases      Sales
                                                      ------------ ------------
   Capital Growth Series                              $229,923,840 $194,572,879
   Back Bay Advisors Money Market Series               303,898,559  250,343,059
   Back Bay Advisors Bond Income Series                 29,019,450   16,718,466
   Back Bay Advisors Managed Series                     16,871,874   10,374,817
   Westpeak Stock Index Series                          52,293,114   27,237,590
   Westpeak Growth and Income Series                    31,543,693   13,028,848
   Goldman Sachs Midcap Value Series                    13,255,960   10,518,399
   Loomis Sayles Small Cap Series                       36,489,723   19,320,276
   Loomis Sayles Balanced Series                         9,318,701    4,071,999
   Morgan Stanley International Magnum Equity Series     7,480,032    4,717,292
   Davis Venture Value Series                           59,616,224   23,838,504
   Alger Equity Growth Series                           42,615,754   18,064,237
   Salomon Bothers U.S. Government Series                  867,216      285,257
   Salomon Bothers Strategic Bond Opportunities
    Series                                               1,003,667      429,636
   VIP Equity-Income Portfolio                          50,932,583   36,386,679
   VIP Overseas Portfolio                               34,976,709   29,742,167
   VIP High Income Portfolio                             8,610,053    5,246,052
   VIP II Asset Manager Portfolio                        4,502,242    2,748,465

8. Net Investment Returns. The following table shows the net investment return of the Sub-Account for each type of variable life insurance policy investing in the Account. The net investment return reflects the appropriate mortality and expense risk charge against sub-account assets, where applicable, for each type of variable life insurance policy shown (in the case of American Gateway Series, and Zenith Executive Advantage Plus, the mortality and expense risk charge is deducted monthly from the cash values rather than daily from sub-account assets and, therefore, does not impact sub-account net investment returns). These figures do not reflect charges deducted from premiums and the cash values of the policies. Such charges will affect the actual cash values and benefits of the policies. Certain amounts have been restated to conform with the current calculation of net investment return to provide greater comparability with industry convention.

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Fixed Premium ("Zenith Life") Policies

                                                 Net Investment Return of the Sub-Accounts
                         ---------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  30.30%   (3.82)%   53.45%   (6.38)%   14.57%   (7.39)%   37.55%   20.65%   23.05 %   33.63 %
Bond Income.............  11.91%    7.71 %   17.55%    7.80 %   12.22%   (3.70)%   20.78%    4.24%   10.50 %    8.66 %
Money Market............   8.87%    7.81 %    5.84%    3.43 %    2.61%    3.61 %    5.33%    4.76%    4.97 %    4.90 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  29.70%   (4.48)%   29.98%    6.92 %    9.34%    0.76 %   36.44%   22.04%   32.03 %   27.49 %
Managed.................  18.67%    2.85 %   19.75%    6.33 %   10.26%   (1.46)%   30.81%   14.62%   26.12 %   19.24 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Midcap Value................................................    14.47%   (0.62)%   29.90%   17.20%   16.91 %   (5.79)%
Growth and Income...........................................    13.97%   (1.55)%   35.99%   17.68%   33.01 %   24.02 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Equity-Income...............................................     9.29%    6.69 %   34.62%   13.88%   27.66 %   11.24 %
Overseas....................................................    14.57%    1.37 %    9.30%   12.82%   11.17 %   12.36 %
                                                                        5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
Small Cap............................................................    (3.45)%   28.40%   30.22%   24.42 %   (2.04)%
                                                                        8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
High Income..........................................................    (0.58)%   20.18%   13.63%   17.26 %   (4.66)%
Asset Manager........................................................    (4.41)%   16.55%   14.20%   20.23 %   14.65 %
                                                                                  5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                       12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                       -------- -------- --------  --------
Equity Growth.................................................................     24.84%   12.78%   25.19 %   47.27 %
Balanced......................................................................     13.75%   16.50%   15.77 %    8.73 %
International Magnum Equity...................................................      3.85%    6.30%   (1.64)%    6.90 %
Venture Value.................................................................     21.64%   25.40%   33.03 %   14.02 %

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Single Premium ("Zenith Life One") Policies

                                                 Net Investment Return of the Sub-Accounts
                         ---------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  30.17%   (3.91)%   53.29%   (6.47)%   14.46%   (7.38)%   37.41%   20.53%   22.92 %   33.49 %
Bond Income.............  11.79%    7.60 %   17.43%    7.69 %   12.10%   (3.80)%   20.66%    4.14%   10.39 %    8.55 %
Money Market............   8.77%    7.71 %    5.74%    3.33 %    2.51%    3.35 %    5.23%    4.65%    4.87 %    4.79 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  29.57%   (4.58)%   29.85%    6.81 %    9.23%    0.66 %   36.30%   21.91%   31.90 %   27.36 %
Managed.................  18.55%    2.75 %   19.63%    6.22 %   10.15%   (1.56)%   30.67%   14.51%   25.99 %   19.12 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Midcap Value................................................    14.39%   (0.72)%   29.77%   17.08%   16.80 %   (5.88)%
Growth and Income...........................................    13.90%   (1.65)%   38.85%   17.56%   32.87 %   23.89 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Equity Income...............................................     9.22%    6.59 %   34.49%   13.77%   27.53 %   11.13 %
Overseas....................................................    14.49%    1.27 %    9.19%   12.70%   11.05 %   12.24 %
                                                                        5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
Small Cap............................................................    (3.52)%   28.27%   30.09%   24.29 %   (2.14)%
                                                                        8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
High Income..........................................................    (0.61)%   20.06%   13.52%   17.14 %   (4.76)%
Asset Manager........................................................    (4.45)%   16.43%   14.09%   20.11 %   14.53 %
                                                                                  5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                       12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                       -------- -------- --------  --------
Equity Growth.................................................................     24.76%   12.66%   25.06 %   47.12 %
Balanced......................................................................     13.67%   16.39%   15.66 %    8.62 %
International Magnum Equity...................................................      3.79%    6.19%   (1.74)%    6.79 %
Venture Value.................................................................     21.56%   25.27%   32.90 %   13.90 %

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Variable Ordinary ("Zenith Life Plus", "Zenith Life Plus II" and "Zenith Variable Whole Life") and Limited Payment ("Zenith Life Executive 65") Policies

                                                 Net Investment Return of the Sub-Accounts
                         ---------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  29.98%   (4.06)%   53.06%   (6.61)%   14.28%   (7.62)%   37.21%   20.34%   22.74 %   33.29 %
Bond Income.............  11.63%    7.44 %   17.25%    7.53 %   11.94%   (3.94)%   20.47%    3.98%   10.23 %    8.39 %
Money Market............   8.60%    7.54 %    5.58%    3.18 %    2.36%    3.35 %    5.07%    4.50%    4.71 %    4.63 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  29.37%   (4.72)%   29.65%    6.65 %    9.07%    0.51 %   36.10%   21.73%   31.70 %   27.17 %
Managed.................  18.37%    2.59 %   19.45%    6.06 %    9.99%   (1.70)%   30.48%   14.34%   25.81 %   18.94 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Midcap Value................................................    14.28%   (0.87)%   29.57%   16.90%   16.62 %   (6.03)%
Growth and Income...........................................    13.78%   (1.80)%   35.65%   17.38%   32.67 %   23.71 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Equity-Income...............................................     9.11%    6.43 %   34.29%   13.59%   27.34 %   10.96 %
Overseas....................................................    14.38%    1.12 %    9.02%   12.53%   10.89 %   12.08 %
                                                                        5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
Small Cap............................................................    (3.61)%   28.08%   29.90%   24.11 %   (2.28)%
                                                                        8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
High Income..........................................................    (0.66)%   19.88%   13.35%   16.96 %   (4.90)%
Asset Manager........................................................    (4.49)%   16.26%   13.91%   19.93 %   14.36 %
                                                                                  5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                       12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                       -------- -------- --------  --------
Equity Growth.................................................................     24.64%   12.49%   24.88 %   46.90 %
Balanced......................................................................     13.56%   16.21%   15.48 %    8.46 %
International Magnum Equity...................................................      3.68%    6.03%   (1.89)%    6.63 %
Venture Value.................................................................     21.44%   25.08%   32.70 %   13.73 %

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Variable Survivorship ("Zenith Survivorship Life") Policies

                                                Net Investment Return of the Sub-Accounts*
                         ---------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  29.59%   (4.35)%   52.61%   (6.90)%   13.94%   (7.90)%   36.80%   19.98%   22.37%    32.89 %
Bond Income.............  11.29%    7.11 %   16.90%    7.21 %   11.60%   (4.23)%   20.12%    3.67%    9.90%     8.07 %
Money Market............   8.28%    7.22 %    5.26%    2.87 %    2.05%    3.04 %    4.75%    4.18%    4.39%     4.32 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  28.99%   (5.01)%   29.27%    6.33 %    8.74%    0.21 %   35.69%   21.36%   31.31%    26.79 %
Managed.................  18.02%    2.28 %   19.10%    5.74 %    9.69%   (2.00)%   30.09%   13.99%   25.43%    18.58 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Midcap Value................................................    14.05%   (1.16)%   29.19%   16.55%   16.27%    (6.31)%
Growth and Income...........................................    13.55%   (2.09)%   35.25%   17.03%   32.28%    23.34 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Equity-Income...............................................     8.89%    6.11 %   33.89%   13.25%   26.96%    10.63 %
Overseas....................................................    14.15%    0.82 %    8.70%   12.19%   10.56%    11.74 %
                                                                        5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
Small Cap............................................................    (3.80)%   27.69%   29.50%   23.73%    (2.58)%
                                                                        8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
High Income..........................................................    (0.76)%   19.53%   13.00%   16.61%    (5.19)%
Asset Manager........................................................    (4.59)%   15.91%   13.57%   19.57%    14.02 %
                                                                                  5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                       12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                       -------- -------- --------  --------
Equity Growth.................................................................     24.39%   12.15%   24.50 %   46.46 %
Balanced......................................................................     13.33%   15.86%   15.14 %    8.13 %
International Magnum Equity...................................................      3.48%    5.71%   (2.18)%    6.31 %
Venture Value.................................................................     21.20%   24.71%   32.30 %   13.39 %

* Based on a mortality and expense risk charge at an annual rate of .90%. Certain Zenith Survivorship Life Policies currently have a mortality and expense risk charge at an annual rate of .75%.

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Flexible Premium ("Zenith Flexible Life") Policies


                                                 Net Investment Return of the Sub-Accounts
                         ---------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  31.88%   (5.73)%   52.83%   (6.75)%   14.11%   (7.76)%   37.00%   20.16%   22.56 %   33.09 %
Bond Income.............  11.46%    7.28 %   17.08%    7.37 %   11.77%   (4.08)%   20.29%    3.82%   10.06 %    8.23 %
Money Market............   8.44%    7.38 %    5.42%    3.02 %    2.20%    3.20 %    4.91%    4.34%    4.55 %    4.48 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  29.18%   (4.86)%   29.46%    6.49 %    8.90%    0.36 %   35.90%   21.55%   31.51 %   26.98 %
Managed.................  18.20%    2.44 %   19.28%    5.90 %    9.82%   (1.85)%   30.28%   14.16%   25.62 %   18.76 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Midcap Value................................................    14.16%   (1.01)%   29.38%   16.72%   16.45 %   (6.17)%
Growth and Income...........................................    13.67%   (1.94)%   35.45%   17.21%   32.47 %   23.52 %
                                                               4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                    12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                    -------- --------  -------- -------- --------  --------
Equity-Income...............................................     9.00%    6.27 %   34.09%   13.42%   27.15 %   10.79 %
Overseas....................................................    14.26%    0.97 %    8.86%   12.36%   10.72 %   11.91 %
                                                                        5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
Small Cap............................................................    (3.71)%   27.88%   29.70%   23.92 %   (2.43)%
                                                                        8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                             12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                             --------  -------- -------- --------  --------
High Income..........................................................    (0.71)%   19.71%   13.17%   16.79 %   (5.04)%
Asset Manager........................................................    (4.54)%   16.08%   13.74%   19.75 %   14.19 %
                                                                                  5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                       12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                       -------- -------- --------  --------
Equity Growth.................................................................     24.51%   12.32%   24.69 %   46.68 %
Balanced......................................................................     13.44%   16.03%   15.31 %    8.29 %
International Magnum Equity...................................................      3.58%    5.87%   (2.04)%    6.47 %
Venture Value.................................................................     21.32%   24.89%   32.50 %   13.56 %

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Flexible Premium ("Zenith Executive Advantage Plus") Policies

                                                 Net Investment Return of the Sub-Accounts
                         ----------------------------------------------------------------------------------------------
                         1/1/89-   1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89  12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              --------  --------  -------- --------  -------- --------  -------- -------- --------  --------
Capital Growth..........  30.76 %   (3.48)%   53.98%   (6.05)%   14.97%   (7.07)%   38.03%   21.07%   23.48 %   34.09 %
Bond Income.............  12.30 %    8.09 %   17.96%    8.18 %   12.61%   (3.36)%   21.20%    4.61%   10.89 %    9.04 %
Money Market............   9.25 %    8.19 %    6.21%    3.80 %    2.97%    3.97 %    5.70%    5.13%    5.34 %    5.26 %
                         1/1/89-   1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89  12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              --------  --------  -------- --------  -------- --------  -------- -------- --------  --------
Stock Index.............  30.15 %   (4.14)%   30.43%    7.30 %    9.72%    1.12 %   36.92%   22.47%   32.50 %   27.93 %
Managed.................  19.08 %    3.21 %   20.17%    6.70 %   10.65%   (1.11)%   31.26%   15.03%   26.56 %   19.65 %
                                                                4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                     12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                     -------- --------  -------- -------- --------  --------
Midcap Value................................................     14.74%   (0.27)%   30.35%   17.61%   17.32 %   (5.46)%
Growth and Income...........................................     14.24%   (1.21)%   36.47%   18.10%   33.47 %   24.45 %
                                                                4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                     12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                     -------- --------  -------- -------- --------  --------
Equity-Income...............................................      9.55%    6.93 %   35.90%   13.75%   28.11 %   11.63 %
Overseas....................................................     14.84%    1.21 %   11.02%   12.43%   11.56 %   12.75 %
                                                                         5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                              12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                              --------  -------- -------- --------  --------
Small Cap............................................................     (3.23)%   28.84%   30.68%   24.85 %   (1.69)%
                                                                         8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                              12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                              --------  -------- -------- --------  --------
High Income..........................................................      (.37)%   20.79%   13.75%   17.67 %   (4.33)%
Asset Manager........................................................     (4.65)%   17.68%   14.31%   20.65 %   15.05 %
                                                                                   5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                        12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                        -------- -------- --------  --------
Equity Growth.................................................................      25.13%   13.17%   25.63 %   47.78 %
Balanced......................................................................      14.01%   16.91%   16.18 %    9.11 %
International Magnum Equity...................................................       4.01%    6.67%   (1.30)%    7.27 %
Venture Value.................................................................      21.92%   25.84%   33.50 %   14.41 %

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)

Modified Single Premium ("American Gateway") Policies

                                                 Net Investment Return of the Sub-Accounts
                         --------------------------------------------------------------------------------------------
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-  1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- -------- -------- --------  -------- -------- --------  --------
Bond Income.............  12.30%    8.09 %   17.96%    8.18%   12.61%   (3.36)%   21.20%    4.61%   10.89 %    9.04 %
Money Market............   9.25%    8.19 %    6.21%    3.80%    2.97%    3.97 %    5.70%    5.13%    5.34 %    5.26 %
                         1/1/89-  1/1/90-   1/1/91-  1/1/92-  1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account              12/31/89 12/31/90  12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------              -------- --------  -------- -------- -------- --------  -------- -------- --------  --------
Stock Index.............  30.15%   (4.14)%   30.43%    7.30%    9.72%    1.12 %   36.92%   22.47%   32.50 %   27.93 %
Managed.................  19.08%    3.21 %   20.17%    6.70%   10.65%   (1.11)%   31.26%   15.03%   26.56 %   19.65 %
                                                              4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                   12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                   -------- --------  -------- -------- --------  --------
Midcap Value................................................   14.74%   (0.27)%   30.35%   17.61%   17.32 %   (5.46)%
Growth and Income...........................................   14.24%   (1.21)%   36.47%   18.10%   33.47 %   24.45 %
                                                                       5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                            12/31/94  12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                            --------  -------- -------- --------  --------
Small Cap............................................................   (3.23)%   28.84%   30.68%   24.85 %   (1.69)%
                                                                                 5/1/95-  1/1/96-  1/1/97-   1/1/98-
Sub-Account                                                                      12/31/95 12/31/96 12/31/97  12/31/98
-----------                                                                      -------- -------- --------  --------
Equity Growth.................................................................    25.13%   13.17%   25.63 %   47.78 %
Balanced......................................................................    14.01%   16.91%   16.18 %    9.11 %
International Magnum Equity...................................................     4.01%    6.67%   (1.30)%    7.27 %
Venture Value.................................................................    21.92%   25.84%   33.50 %   14.41 %
                                                                                          6/28/96- 1/1/97-   1/1/98-
Sub-Account                                                                               12/31/96 12/31/97  12/31/98
-----------                                                                               -------- --------  --------
U.S. Government........................................................................     4.55%    8.47 %    7.61 %
Strategic Bond Opportunities...........................................................     8.46%   11.07 %    2.04 %

The net investment return of a sub-account is calculated by taking the difference between the sub-account's ending value and the beginning value for the period and dividing it by the beginning value for the period.

VARIABLE INSURANCE PRODUCTS
FUND: OVERSEAS PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 1998

(2_FIDELITY_LOGOS)

CONTENTS


MARKET ENVIRONMENT          3   A review of what happened in
                                world markets during the
                                past 12 months.

PERFORMANCE AND INVESTMENT  4   How the fund has done over
SUMMARY                         time, and an overview of the
                                fund's investments at the
                                end of the period.

FUND TALK                   5   The manager's review of fund
                                performance, strategy  and
                                outlook.

INVESTMENTS                 6   A complete list of the fund's
                                investments with their
                                market values.

FINANCIAL STATEMENTS        12  Statements of assets and
                                liabilities, operations, and
                                 changes in net assets, as
                                well as financial highlights.

NOTES                       15  Notes to the financial
                                statements.

REPORT OF INDEPENDENT       18  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS               19

PROXY VOTING RESULTS        20

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

MARKET ENVIRONMENT

Demonstrating erratic mood swings throughout the period, the sometimes gloomy, sometimes exuberant, oftentimes volatile worldwide stock and bond markets in 1998 will long be remembered for their turbulent behavior. When all was said and done, the U.S. and European stock markets posted impressive returns for the year. Most U.S. bond markets experienced positive - albeit moderate - performance, with U.S. Treasuries ending the year as the overall front-runner. Economic and currency turmoil continued to plague stock and bond performance in Asia and, in particular, emerging markets.

U.S. STOCK MARKETS

The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 28.58% for the 12 months that ended December 31, 1998, well above the index's long-term average annual return of about 12%. For the first time in its history, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted double-digit percentage gains in four consecutive years, thanks to an 18.07% increase for the year. Large-cap stocks - particularly in the technology sector - led the U.S. equity market's charge, as once again investors preferred the liquidity and the perceived safety of owning what they know. Small-cap stocks - in comparison - took a beating. The Russell 2000 Index - a popular measure of small stock performance - fell -2.55% for the year.

Throughout the period, the U.S. enjoyed a strong economy. Unemployment averaged 4.5% for the year, the lowest since 1969 and the lowest peacetime level in 41 years. Inflation levels also were low, while interest-rates were stable. In comparison to the economy's relative tranquility, the U.S. stock markets were fluctuating wildly. To illustrate, the Dow typically had fewer than five swings of 5% in each year since 1946. In 1998 alone, the Dow experienced 10 such swings. Much of these gyrations were due to fears about Asia's economic woes, Russia's currency devaluation and loan defaults, and the subsequent consequences on emerging markets. On August 31, the Dow plunged 512.61 points - a loss that erased all previous gains for the year to that point. Faced with global economic chaos, investors began fleeing the equity markets in droves, searching for safer, less volatile havens, particularly U.S. Treasuries. To address the lack of confidence in domestic and global equity markets, the U.S. Federal Reserve Board stepped in with three separate 0.25% interest-rate cuts during the fall. Those cuts helped boost confidence in the U.S. economy, and stocks began to quickly ascend to their former lofty levels, culminating in a new Dow record of 9374.27 on November 23, 1998.

On a sector-by-sector basis, technology stocks reigned supreme in 1998, thanks in large part to the skyrocketing Internet industry. For the year, nine of the top 10 best-performing stocks in the S&P 500 were technology stocks. The health care sector was another big winner. Pharmaceuticals helped drive the strong performance of the health care industry, as a slew of new products was rushed to the market sooner than normal thanks to streamlined approval regulations.

Natural resources, on the other hand, suffered tremendously. Overproduction and poor demand caused oil's price per barrel to plunge considerably. Gold prices also were down in 1998. The financial sector
- a top performer for several years - found 1998 to be a challenge. The financial crises overseas and credit concerns contributed to the poor showing of many brokerage and investment management firms.

FOREIGN STOCK MARKETS
Foreign stock markets posted mixed results in 1998. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australasia, and the Far East - returned 20.27% in 1998. Europe posted the most consistently strong equity markets when compared to other regions, with the MSCI Europe Index up 28.87% for the year. The much-maligned Japanese stock market ended the year on a positive note, thanks in part to long-awaited government intercession on the ailing banking sector's behalf. For the year, the Tokyo Stock Exchange Index (TOPIX) was up 7.76%. 1998 proved to be disastrous for emerging markets. The MSCI Emerging Markets Free Index suffered a -25.34% loss during the period, as the Asian crisis and Russia's currency devaluation and loan defaults played havoc with Latin America, Brazil, Thailand and other emerging-market nations.

U.S. BOND MARKETS
In a year as volatile as 1998, it's not surprising that the performance of the U.S bond market was mostly positive. Still, most of the major bond indexes trailed their returns of 1997, as investors continued to seek out the high returns found in the equity markets. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market - posted a total return of 8.69%. The Lehman Brothers Corporate Bond Index returned 8.57% in 1998. General U.S. Treasury funds were the safe haven of choice in 1998, benefiting from the flight to safety as investors worldwide reacted to global economic concerns. As a result, the yield on the benchmark 30-year Treasury fell to its lowest levels in three decades, tumbling to 5.09% at the end of the period compared to 5.92% at the start of the year.

FOREIGN BOND MARKETS
Typically, continued low inflation and economic growth in the U.S. would help provide a positive backdrop for U.S.-based bonds relative to most foreign bonds. But there was nothing typical about 1998. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned an impressive 15.30% for the 12 months that ended December 31, 1998. Many European nations - particularly France, Italy and Spain - boasted strong performance that helped drive the index's overall return. Not all was rosy in the international bond market, however. In stark contrast to the developed world, the often-volatile emerging debt markets experienced a particularly difficult year, illustrated by the J.P. Morgan Emerging Markets Bond Index return of -11.04% during the period. Once again, the impact of financial and economic woes in Asia and Russia was the primary contributor to the poor performance of emerging markets.

VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's past 10 year total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: OVERSEAS - "INITIAL CLASS"  12.81%       9.71%         10.09%

MSCI EAFE                        20.27%       9.29%         5.59%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.
(checkmark)

$10,000 OVER 10 YEARS
             VIP EQUITY-INCOME           S&P 500
             00150                       SP001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10617.62                    10732.00
  1989/02/28      10563.12                    10464.77
  1989/03/31      10791.92                    10708.60
  1989/04/30      11208.42                    11264.38
  1989/05/31      11541.62                    11720.59
  1989/06/30      11549.52                    11653.78
  1989/07/31      12222.85                    12706.12
  1989/08/31      12419.24                    12955.15
  1989/09/30      12279.62                    12902.04
  1989/10/31      11571.18                    12602.71
  1989/11/30      11637.30                    12859.81
  1989/12/31      11734.42                    13168.44
  1990/01/31      10941.94                    12284.84
  1990/02/28      11006.78                    12443.31
  1990/03/31      11024.93                    12773.06
  1990/04/30      10642.68                    12453.74
  1990/05/31      11346.83                    13667.97
  1990/06/30      11233.85                    13575.03
  1990/07/31      10959.11                    13531.59
  1990/08/31      10084.01                    12308.34
  1990/09/30       9301.77                    11708.92
  1990/10/31       9064.59                    11658.57
  1990/11/30       9714.27                    12411.72
  1990/12/31       9940.30                    12758.00
  1991/01/31      10473.37                    13314.25
  1991/02/28      11194.59                    14266.22
  1991/03/31      11426.82                    14611.46
  1991/04/30      11480.21                    14646.53
  1991/05/31      12110.29                    15279.26
  1991/06/30      11615.12                    14579.47
  1991/07/31      12273.60                    15258.87
  1991/08/31      12532.67                    15620.51
  1991/09/30      12446.65                    15359.65
  1991/10/31      12653.91                    15565.47
  1991/11/30      12108.49                    14938.18
  1991/12/31      13065.38                    16647.11
  1992/01/31      13241.79                    16337.47
  1992/02/29      13671.79                    16549.86
  1992/03/31      13504.25                    16227.13
  1992/04/30      13927.31                    16704.21
  1992/05/31      14038.64                    16786.06
  1992/06/30      13915.73                    16535.95
  1992/07/31      14342.18                    17212.27
  1992/08/31      14027.95                    16859.42
  1992/09/30      14173.57                    17058.36
  1992/10/31      14343.25                    17118.06
  1992/11/30      14863.59                    17701.79
  1992/12/31      15271.74                    17919.52
  1993/01/31      15727.62                    18070.05
  1993/02/28      16080.92                    18315.80
  1993/03/31      16560.14                    18702.26
  1993/04/30      16491.28                    18249.67
  1993/05/31      16789.67                    18738.76
  1993/06/30      16987.15                    18793.10
  1993/07/31      17218.27                    18717.93
  1993/08/31      17876.95                    19427.34
  1993/09/30      17808.61                    19277.75
  1993/10/31      17971.46                    19676.80
  1993/11/30      17657.39                    19489.87
  1993/12/31      18065.54                    19725.69
  1994/01/31      18861.17                    20396.37
  1994/02/28      18375.46                    19843.63
  1994/03/31      17606.73                    18978.44
  1994/04/30      18213.43                    19221.37
  1994/05/31      18386.78                    19536.60
  1994/06/30      18273.18                    19057.95
  1994/07/31      18883.53                    19683.05
  1994/08/31      19855.11                    20490.06
  1994/09/30      19529.83                    19988.05
  1994/10/31      19930.70                    20437.78
  1994/11/30      19279.29                    19693.44
  1994/12/31      19342.00                    19985.49
  1995/01/31      19644.41                    20503.72
  1995/02/28      20393.47                    21302.75
  1995/03/31      21097.64                    21931.39
  1995/04/30      21684.43                    22577.27
  1995/05/31      22337.90                    23479.68
  1995/06/30      22658.84                    24025.12
  1995/07/31      23530.85                    24821.79
  1995/08/31      23825.99                    24884.09
  1995/09/30      24616.99                    25934.20
  1995/10/31      24333.73                    25841.62
  1995/11/30      25385.85                    26976.06
  1995/12/31      26129.58                    27495.62
  1996/01/31      26888.92                    28431.57
  1996/02/29      26979.24                    28695.13
  1996/03/31      27263.23                    28971.47
  1996/04/30      27618.22                    29398.51
  1996/05/31      27916.41                    30156.69
  1996/06/30      27660.82                    30271.59
  1996/07/31      26311.86                    28934.19
  1996/08/31      26851.44                    29544.41
  1996/09/30      28001.61                    31207.17
  1996/10/31      28456.00                    32067.87
  1996/11/30      30358.74                    34491.88
  1996/12/31      29861.76                    33808.59
  1997/01/31      31026.12                    35920.96
  1997/02/28      31369.83                    36202.58
  1997/03/31      30203.90                    34715.01
  1997/04/30      31275.30                    36787.50
  1997/05/31      33213.26                    39027.12
  1997/06/30      34757.34                    40775.54
  1997/07/31      37294.02                    44020.05
  1997/08/31      35545.13                    41554.04
  1997/09/30      37498.85                    43829.96
  1997/10/31      36128.09                    42366.04
  1997/11/30      37451.58                    44327.16
  1997/12/31      38255.13                    45088.26
  1998/01/31      38160.59                    45586.93
  1998/02/28      40620.05                    48874.66
  1998/03/31      42501.54                    51377.53
  1998/04/30      42501.54                    51894.39
  1998/05/31      41812.78                    51002.33
  1998/06/30      42283.15                    53074.04
  1998/07/31      41241.61                    52508.80
  1998/08/31      34941.98                    44917.08
  1998/09/30      36991.46                    47794.47
  1998/10/31      39729.70                    51682.07
  1998/11/30      41409.60                    54814.52
  1998/12/31      42703.13                    57972.94
IMATRL PRASUN   SHR__CHT 19981231 19990111 121246 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: Overseas Portfolio on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $26,141 - a 161.41% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,224 over the same period - a 72.24% increase.

INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1998
                               % OF FUND'S INVESTMENTS

Novartis AG (Reg.)              1.7
(Switzerland)

Amoco Corp. (United States of   1.7
America)

Elf Aquitaine (France)          1.5

Glaxo Wellcome PLC (United      1.4
Kingdom)

SmithKline Beecham PLC          1.4
(United Kingdom)

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998
             % OF FUND'S INVESTMENTS

FINANCE       21.7

UTILITIES     13.4

HEALTH        9.4

ENERGY        7.4

NONDURABLES   5.2

TOP FIVE COUNTRIES AS OF DECEMBER 31, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S INVESTMENTS

United Kingdom                 17.9

France                         14.4

Japan                          14.1

Germany                        8.3

Netherlands                    7.0

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH
SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.

VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




An interview with
Richard Mace,
Portfolio Manager
of Overseas Portfolio

Q. HOW DID THE FUND PERFORM, RICK?

A. For the 12 months that ended December 31, 1998, the fund's return trailed the 20.27% return of the Morgan Stanley Capital International EAFE Index. The EAFE index tracks the performance of stocks in Europe, Australasia and the Far East.

Q. WHY DID THE FUND UNDERPERFORM THE INDEX?

A. A major reason was the fund's exposure both to investments in emerging-market countries as well as to companies whose businesses were negatively affected by emerging-market disruptions. The fund's exposure to emerging-market securities averaged slightly less than 3.5% of the fund's investments during the period, but several of the fund's commodities and banking-related positions performed weakly. Declining demand led to lower commodity prices in general, while banks reported an increase in problematic loans stemming from stagnant economic growth. Commodity holdings that were hurt during the period included energy-related stocks Elf Aquitaine, based in France, as well as Brazil-based Petrobras and Royal Dutch Petroleum, which is based in the Netherlands. Banking positions that were negatively affected included Mexican holdings Grupo Financiero Bancomer and BANACCI.

Q. YOU INCREASED THE FUND'S EXPOSURE TO UTILITIES STOCKS DURING THE PERIOD. WHAT WAS YOUR APPEAL?

A. The utilities sector - particularly the telephone utility segment - provided a number of opportunities over the past year. Companies have had to cope with a rapidly changing competitive environment as industry deregulation opened up new opportunities for expansion into new markets. I found a number of telecommunications companies in Europe and Japan that I felt were attractively valued, particularly among cellular providers. These included United Kingdom-based Vodafone
- which the fund has had a stake in for some time - Germany's Mannesmann and Spain's Telefonica. Each of these positions contributed positively to the fund's performance.

Q. WHICH OTHER STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?

A. European business services providers such as Britain's Rentokil and Securicor got a boost from improved business conditions, as did computer systems and software providers such as France's Cap Gemini and Atos, and Denmark's International Service Systems. In terms of disappointments, paper stocks were another commodities area hit hard by falling prices. The fund's positions in Canadian paper companies Domtar and St. Laurent Paperboard, and Ireland's Jefferson Smurfit Group, for example, were notable detractors.

Q. SHAREHOLDERS MAY NOTICE THAT THE FUND HOLDS SEVERAL
POSITIONS IN FUTURES CONTRACTS. WHAT ROLE DO THESE INVESTMENTS PLAY IN THE PORTFOLIO?

A. While there are many different uses for futures contracts, I use them in the fund to be as fully invested in equities as possible. During periods of inconsistent cash flows, volatile financial markets or if the fund experiences a temporary cash buildup due to my selling of a few stocks, the use of futures can provide a low-cost, liquid way for the fund to remain substantially invested in a diversified group of stocks.

Q. WHAT'S YOUR OUTLOOK?

A. I'm optimistic that Europe's economies will continue to improve. As the latter months of this past period proved, though, corporate earnings must be watched carefully and a determination must be made as to whether those earnings support prevailing valuations. If earnings disappoint, more stock market corrections could become reality. It's becoming an old story, but as far as the situation in Japan goes, I'll continue to look for signs of economic improvement. Towards the end of the period, we began to see Japanese companies adopt a more shareholder-friendly focus. Lastly, the emerging markets still appear to be in turmoil at this point. Continuing economic and currency concerns, combined with social unrest, provide a less-than-promising outlook for a fast recovery. Regardless, I'll keep an eye on a number of companies that have shown valuation improvements over the past few months.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME
BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS

GOAL: to increase the value of the fund's shares by investing mainly in stocks in Europe, the Far East and the Pacific Basin

START DATE: January 28, 1987

SIZE: as of December 31, 1998, more than $2.1 billion

MANAGER: Richard Mace, since 1996;
joined Fidelity in 1987
(checkmark)

VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 83.8%

                                 SHARES                       VALUE (NOTE 1)

ARGENTINA - 0.0%

Bansud SA Class B (a)             191,800                     $ 823,592

AUSTRALIA - 2.6%

AMP Ltd.                          222,400                      2,816,349

Australia & New Zealand           1,186,142                    7,759,148
Banking Group Ltd.

Brambles Industries Ltd.          50,600                       1,231,952

Broken Hill Proprietary Co.       373,254                      2,747,761
Ltd. (The)

Cable & Wireless Optus Ltd.       1,277,200                    2,683,238
(a)

Coles Myer Ltd.                   752,726                      3,941,932

Commonwealth Bank of              363,400                      5,155,678
Australia (e)

CSR Ltd.                          248,800                      608,036

David Jones Ltd.                  726,300                      800,746

Fosters Brewing Group Ltd.        930,400                      2,518,825

National Australia Bank Ltd.      411,700                      6,203,290

News Corp. Ltd.                   504,482                      3,330,969

News Corp. Ltd. ADR               144,300                      3,814,931

News Corp. Ltd. sponsored ADR     44,200                       1,091,188
(ltd. vtg.)

Rio Tinto Ltd.                    235,600                      2,793,023

Smith (Howard) Ltd.               44,100                       291,613

WMC Ltd.                          1,840,896                    5,547,540

Woodside Petroleum Ltd.           399,400                      1,785,817

                                                               55,122,036

BELGIUM - 0.2%

Fortis AG                         14,300                       5,173,857

BRAZIL - 0.7%

Centrais Electricas               55,249,000                   1,060,854
Brasileiras SA

Compania Energertica Minas        71,470,014                   1,360,489
Gerais

Embratel Participacoes SA ADR     85,700                       1,194,444

Tele Centro Sul Participacoes     21,300                       890,606
SA ADR

Tele Norte Leste                  64,300                       799,731
Participacoes SA ADR

Telebras sponsored ADR            136,700                      9,936,381
PFD-Holdr

                                                               15,242,505

CANADA - 0.8%

BCE, Inc.                         268,800                      10,160,131

Canadian Hunter Exploration       99,675                       651,258
Ltd. (a)

Canadian Natural Resources        188,100                      2,826,723
Ltd. (a)

Nexfor, Inc.                      173,833                      687,154

Noranda, Inc.                     398,700                      3,972,672

                                                               18,297,938

DENMARK - 0.6%

Den Danske Bank Group AS          30,400                       4,067,287

International Service Systems     35,700                       2,312,777
AS Class B

Unidanmark AS Class A             71,200                       6,406,384

                                                               12,786,448

FINLAND - 2.1%

Merita Ltd. Series A              144,200                      910,627

OY Nokia AB:

Series A                          214,500                      25,833,844

sponsored ADR                     1,000                        120,438



                                 SHARES                       VALUE (NOTE 1)

Sampo Insurance Co. Ltd.          159,900                     $ 6,068,043

Sonera Group PLC (a)(e)           74,500                       1,314,977

Stora Enso Oyj                    315,900                      2,825,099

Teito Corp. Class B               46,900                       2,087,940

UPM-Kymmene Corp.                 200,800                      5,592,053

                                                               44,753,021

FRANCE - 13.9%

Accor SA                          38,100                       8,247,417

Alcatel Alsthom Compagnie         141,250                      17,258,985
Generale d'Electricite SA
(RFD)

Alcatel Alsthom Compagnie         1,500                        36,656
Generale d'Electricite SA
sponsored ADR

Atos SA (a)                       17,900                       4,278,259

Axa SA                            136,726                      19,812,704

Banque Nationale de Paris         200,800                      16,531,716

Cap Gemini SA                     55,600                       8,922,259

Castorama Dubois                  22,900                       5,223,400
Investissements SA

Coflexip SA sponsored ADR         83,400                       2,679,225

Compagnie de St. Gobain           25,900                       3,655,816

Compagnie Financiere de           42,800                       3,718,943
Paribas Class A (Reg.)

Credit Commercial de France       35,000                       3,249,698

Elf Aquitaine                     292,937                      33,175,116

Elf Aquitaine SA sponsored ADR    1,000                        56,625

France Telecom SA                 75,000                       5,957,333

Groupe Danone                     47,700                       13,653,562

Lafarge SA                        29,821                       2,832,855

Lagardere S.C.A. (Reg.)           117,500                      4,992,397

LVMH Moet Hennessy Louis          6,300                        1,246,532
Vuitton

Michelin SA (Compagnie            76,019                       3,039,536
Generale des Etablissements)
Class B

Pechiney SA Class A               78,096                       2,549,760

Peugeot SA                        12,400                       1,918,869

Pinault Printemps SA              17,000                       3,248,088

Renault SA                        113,000                      5,074,109

Rhone-Poulenc SA:

Class A                           236,972                      11,907,841

sponsored ADR Class A             1,400                        70,350

Sanofi SA                         66,242                       10,902,570

Scor SA                           115,100                      7,608,471

Seita                             9,900                        619,885

Societe Generale, France          124,300                      20,124,603

Suez Lyonnaise des Eaux           59,700                       12,260,942

Television Francaise 1 SA         20,500                       3,649,090
(T.F.1)

Total SA:

Class B                           262,554                      26,124,122

sponsored ADR                     1,000                        49,750

Unibail                           7,300                        1,064,359

Union Assurances Federales SA     53,399                       7,088,342

Valeo SA                          43,600                       3,435,116

Vivendi SA                        93,100                       24,150,454

                                                               300,415,755

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

GERMANY - 6.7%

Adidas-Salomon AG                 8,600                       $ 960,980

Allianz AG (Reg.)                 38,800                       14,428,644

BASF AG                           258,200                      9,849,929

Bayer AG                          182,200                      7,677,455

Bayerische Hypo-und               139,600                      10,898,453
Vereinsbank AG

Bayerische Motoren Werke          1,400                        1,058,905
(BMW) AG

BHF Bank AG                       79,600                       3,204,945

Continental Gummi-Werke AG        36,600                       1,000,451

DaimlerChrysler AG (a)            211,811                      20,347,094

Deutsche Lufthansa AG (Reg.)      214,600                      4,748,261

Deutsche Telekom AG               513,600                      16,933,326

Hoechst AG                        120,500                      4,929,891

Holzmann (Phillip) AG (a)         2,100                        334,325

Mannesmann AG                     198,700                      23,038,719

Munich Reinsurance AG (Reg.)      3,100                        1,501,066

RWE AG                            101,200                      5,623,742

Schering AG                       20,300                       2,556,174

Siemens AG                        82,500                       5,335,451

Veba AG                           71,900                       4,319,054

Viag AG                           11,800                       7,018,113

                                                               145,764,978

GREECE - 0.1%

Panafon Hellenic Telecom Co.      63,900                       1,709,775
SA (a)(e)

HONG KONG - 0.1%

Johnson Electric Holdings         1,080,000                    2,774,199
Ltd.

Sun Hung Kai Properties Ltd.      1,530                        11,158

                                                               2,785,357

IRELAND - 1.3%

Bank of Ireland, Inc.             514,319                      11,205,874

CRH PLC                           162,900                      2,812,729

Elan Corp. PLC ADR (a)            93,600                       6,511,050

Irish Life PLC                    437,003                      4,106,390

Smurfit (Jefferson) Group PLC     1,659,000                    2,963,306

                                                               27,599,349

ITALY - 3.0%

Assicurazioni Generali Spa        471,300                      19,689,363

Banca Commerciale Italiana Spa    585,500                      4,060,286

Banca di Roma (a)                 2,556,050                    4,331,565

Eni Spa sponsored ADR             720,900                      4,734,752

Finmeccanica Spa (a)              1,856,900                    1,899,974

San Paolo-IMI Spa                 631,300                      11,167,573

Telecom Italia Mobile Spa         978,100                      7,226,407

Telecom Italia Spa                214,410                      1,826,337

Unicredito Italiano Spa           1,489,700                    8,803,709

Unione Immobiliare Spa (a)        961,400                      501,414

                                                               64,241,380

JAPAN - 12.2%

Acom Co. Ltd.                     103,700                      6,647,788



                                 SHARES                       VALUE (NOTE 1)

Advantest Corp.                   99,800                      $ 6,309,651

Aeon Credit Service Ltd.          21,000                       1,446,358

Aiful Corp. (e)                   54,400                       3,295,223

Bank of Tokyo-Mitsubishi Ltd.     103,000                      1,064,106

Banyu Pharmaceutical Co. Ltd.     125,000                      2,317,881

Bridgestone Corp.                 90,000                       2,038,411

Canon, Inc.                       224,000                      4,816,000

Daiwa House Industry Co. Ltd.     190,000                      2,018,278

DDI Corp.                         1,974                        7,320,795

Fuji Bank Ltd.                    566,000                      2,079,082

Fuji Heavy Industries Ltd.        1,244,000                    6,206,269

Fuji Photo Film Co. Ltd.          274,000                      10,161,589

Hitachi Maxell Ltd.               166,000                      2,638,411

Honda Motor Co. Ltd.              441,000                      14,446,887

Hoya Corp.                        51,000                       2,476,821

Ito-Yokado Co. Ltd.               176,000                      12,277,263

Kao Corp.                         242,000                      5,449,007

Matsushita Electric               445,000                      7,765,250
Industrial Co. Ltd.

Minebea Co. Ltd.                  449,000                      5,130,296

Minolta Co. Ltd.                  871,000                      4,283,859

Mitsubishi Electric Corp.         1,456,000                    4,564,062

Mitsubishi Estate Co. Ltd.        646,000                      5,778,349

Mitsubishi Trust & Banking        335,000                      2,150,508
Corp.

Mitsui Fudosan Co. Ltd.           288,000                      2,174,305

NGK Insulators Ltd.               159,000                      2,045,589

Nichicon Corp.                    87,000                       1,083,179

Nikko Securities Co. Ltd.         497,000                      1,382,384

Nippon Telegraph & Telephone      440                          3,387,903
Corp.

Nomura Securities Co. Ltd.        916,000                      7,966,976

NTT Mobile Communication          103                          4,229,139
Network, Inc. (a)

NTT Mobile Communication          260                          10,675,497
Network, Inc. (a)(e)

Omron Corp.                       715,000                      9,773,245

Orix Corp. (a)                    129,800                      9,673,395

Paris Miki, Inc.                  8,900                        204,327

Sankyo Co. Ltd.                   42,000                       916,026

Secom Ltd.                        45,000                       3,719,205

Sekisui Chemical Co. Ltd.         5,000                        33,554

Sekisui House Ltd.                279,000                      2,943,974

Sharp Corp.                       704,000                      6,334,446

Shimano, Inc.                     43,000                       1,106,799

Shin-Etsu Chemical Co. Ltd.       141,000                      3,386,490

Shohkoh Fund & Co. Ltd.           6,600                        2,121,324

Sony Corp.                        88,500                       6,349,875

Sumitomo Realty & Development     474,000                      1,536,053
Co. Ltd.

Takeda Chemical Industries        674,000                      25,888,742
Ltd.

Takefuji Corp.                    73,100                       5,325,166

Takefuji Corp. (e)                53,400                       3,890,066

Terumo Corp.                      189,000                      4,439,205

THK Co. Ltd.                      369,200                      4,140,256

Tokyo Electron Ltd.               164,000                      6,212,450

Toyota Motor Corp.                94,000                       2,548,168

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

JAPAN - CONTINUED

Unified-Charm Corp.               74,100                      $ 3,467,815

Yamanouchi Pharmaceutical Co.     141,000                      4,531,920
Ltd.

                                                               264,169,617

LUXEMBOURG - 0.0%

Stolt Comex Seaway SA             103,100                      695,925

MALAYSIA - 0.1%

Malayan Banking BHD               56,000                       90,779

Oriental Holdings BHD             1,116,000                    1,374,442

                                                               1,465,221

MEXICO - 0.6%

BANACCI SA de CV Class B (a)      1,236,000                    1,622,211

Elektra SA de CV Unit             584,000                      299,517

Grupo Financiero Bancomer SA      20,317,000                   4,348,515
de CV Class B

Telefonos de Mexico SA            136,000                      6,621,500
sponsored ADR representing
Class L shares

                                                               12,891,743

NETHERLANDS - 6.9%

ABN AMRO Holding NV               215,400                      4,526,173

Aegon NV                          20,400                       2,502,522

Ahrend NV                         49,300                       1,125,104

Akzo Nobel NV                     410,200                      18,657,357

Akzo Nobel NV ADR                 1,000                        44,625

Fortis Amev NV                    78,000                       6,456,432

Heineken NV                       54,400                       3,270,135

ING Groep NV                      367,760                      22,400,532

Koninklijke Ahold NV              304,656                      11,247,540

Koninklijke KPN NV                139,500                      6,975,742

Nutreco Holding NV                69,433                       2,733,292

Philips Electronics NV            405,500                      27,447,289
(Bearer)

Royal Dutch Petroleum Co.:

(Hague Registry)                  80,980                       3,876,916

(NY Registry Gilder 1.25)         1,400                        67,025

Samas Groep NV                    49,000                       875,838

STMicroelectronics NV (a)         38,500                       3,005,406

TNT Post Group NV                 81,500                       2,623,018

Unilever NV                       214,700                      18,331,392

Unilever NV (NY shares)           1,000                        82,938

Vedior NV                         196,825                      3,874,096

Vendex NV CVA                     48,100                       1,166,805

VNU NV                            210,600                      7,931,950

Wolters Kluwer NV                 1,500                        320,619

                                                               149,542,746

NETHERLANDS ANTILLES - 0.1%

Schlumberger Ltd.                 34,900                       1,609,763



                                 SHARES                       VALUE (NOTE 1)

NORWAY - 0.2%

NCL Holdings AS (a)               1,694,388                   $ 3,995,936

PORTUGAL - 0.4%

Banco Pinto & Sotto Mayor SA      95,880                       1,818,501

Electricidade de Portugal SA      149,600                      3,294,934

Portugal Telecom SA               17,900                       821,007

Telecel Comunicacoes Pessoais     10,200                       2,085,780
SA

                                                               8,020,222

RUSSIA - 0.0%

Vimpel Communications             13,400                       173,363
sponsored ADR (a)

SPAIN - 2.4%

Banco Bilbao Vizcaya SA (Reg.)    336,900                      5,340,649

Banco Central                     228,600                      2,713,855
Hispanoamericano SA

Banco Santander SA                241,764                      4,803,428

Corporacion Mapfre Compania       3,300                        89,513
Internacional de Reaseguros
SA (Reg.)

Endesa SA                         194,000                      5,139,254

Iberdrola SA                      225,800                      4,223,758

Mapfre Vida SA                    42,600                       1,596,731

Repsol SA                         24,700                       1,317,357

Telefonica de Espana SA           585,100                      26,011,775

Telefonica de Espana SA:

rights 12/31/99 (a)               585,100                      519,411

sponsored ADR                     510                          69,041

                                                               51,824,772

SWEDEN - 2.5%

ABB AB Series A                   78,900                       841,847

Astra AB Class A                  533,900                      11,045,059

Electrolux AB                     236,400                      4,067,818

Ericsson (L.M.) Telefon AB:

ADR Class B                       2,500                        59,844

Class B                           352,200                      8,430,787

Nordbanken Holding AB             697,200                      4,471,987

Skandia Foersaekrings AB          264,400                      4,044,110

Svenska Handelsbanken             144,500                      6,095,843

Swedish Match Co.                 3,063,100                    11,146,102

Volvo AB Class B                  137,600                      3,207,799

                                                               53,411,196

SWITZERLAND - 6.8%

Adecco SA (Bearer)                3,257                        1,486,273

Credit Suisse Group (Reg.)        64,154                       10,038,654

Julius Baer Holding AG            3,155                        10,482,223

Nestle SA (Reg.)                  13,835                       30,106,732

Novartis AG (Reg.)                18,540                       36,432,308

Roche Holding AG                  1,290                        15,735,371
participation certificates

Swiss Reinsurance Co. (Reg.)      4,500                        11,728,166

Swisscom AG (a)                   23,200                       9,708,879

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

SWITZERLAND - CONTINUED

UBS AG (a)                        63,534                      $ 19,513,354

Zurich Allied AG (Reg.) (a)       1,650                        1,221,288

                                                               146,453,248

TAIWAN - 0.4%

Taiwan Semiconductor              1,174,000                    2,587,027
Manufacturing Co. Ltd. (a)

Taiwan Semiconductor              433,800                      6,154,538
Manufacturing Co. Ltd. ADR
(a)

                                                               8,741,565

UNITED KINGDOM - 17.0%

Allied Domecq PLC                 323,200                      2,975,527

Allied Zurich PLC                 869,400                      13,009,350

Amec PLC                          300                          881

Asda Group PLC                    475,100                      1,269,360

Bank of Scotland                  463,200                      5,517,323

Barratt Developments PLC          30,625                       117,035

Bass PLC                          151,600                      2,184,463

BBA Group PLC                     394,233                      2,432,704

Boots Co. PLC                     230,700                      3,927,266

British Aerospace PLC             698,383                      5,927,048

British American Tobacco PLC      421,700                      3,697,489

British Petroleum PLC             1,159,136                    17,314,544

British Petroleum PLC ADR         807                          76,665

British Telecommunications PLC    1,356,300                    20,573,356

BTP PLC                           57,200                       369,052

Cadbury Schweppes PLC             390,500                      6,654,044

Caradon PLC                       3,662,980                    6,241,647

CGU PLC                           378,300                      5,845,351

Cookson Group PLC                 2,174,338                    4,712,222

Courtaulds Textiles PLC           552,200                      1,479,922

Devro PLC                         11,700                       33,486

Diageo PLC                        556,000                      6,139,789

Dixons Group PLC                  82,200                       1,155,894

Glaxo Wellcome PLC                896,300                      31,146,383

Glaxo Wellcome PLC sponsored      1,400                        97,300
ADR

Hays PLC                          156,400                      1,371,324

HSBC Holdings PLC Ord.            124,900                      3,425,897

Kingfisher PLC                    629,700                      6,792,172

Ladbroke Group PLC                648,900                      2,597,889

Lloyds TSB Group PLC              1,666,500                    23,627,270

Marks & Spencer PLC               123,100                      843,113

Misys PLC                         284,200                      2,078,135

National Grid Group PLC           476,790                      3,794,020

National Westminster Bank PLC     248,900                      4,797,094

Orange PLC (a)                    478,700                      5,543,561

Pearson PLC                       269,800                      5,342,108

Pilkington PLC                    1,416,200                    1,405,734

Prudential Corp. PLC              622,200                      9,469,896

Rentokil Initial PLC              2,192,500                    16,503,589

Reuters Group PLC                 120,700                      1,267,968



                                 SHARES                       VALUE (NOTE 1)

Rio Tinto PLC (Reg.)              401,600                     $ 4,650,709

RMC Industries, Inc.              88,700                       1,207,677

Royal & Sun Alliance              249,408                      2,024,874
Insurance Group PLC

Saatchi & Saatchi PLC             2,191,500                    4,930,691

Schroders PLC                     119,900                      2,179,939

Scottish & Newcastle PLC          136,400                      1,579,573

Shell Transport & Trading Co.
PLC:

(Reg.)                            4,293,900                    26,612,977

ADR                               1,500                        55,781

Siebe PLC                         870,700                      3,406,647

SmithKline Beecham PLC            2,175,042                    30,233,115

SmithKline Beecham PLC ADR        1,400                        97,300

Somerfield PLC                    479,600                      3,189,574

Standard Chartered PLC            323,500                      3,719,516

Tarmac PLC                        1,560,761                    2,904,801

Tomkins PLC                       396,800                      1,877,436

Unilever PLC                      621,100                      6,987,422

Unilever PLC ADR                  1,500                        67,500

Vodafone Group PLC                1,517,844                    24,456,325

Wimpey George PLC                 550,500                      994,961

WPP Group PLC                     1,113,400                    6,723,129

Zeneca Group PLC                  173,600                      7,530,257

                                                               367,188,075

UNITED STATES OF AMERICA - 2.1%

Amoco Corp.                       608,600                      35,907,400

Global TeleSystems Group,         111,100                      6,193,825
Inc. (a)

Kaiser Aluminum Corp. (a)         8,200                        39,975

Newmont Mining Corp.              46,900                       847,131

Transocean Offshore, Inc.         55,100                       1,477,369

                                                               44,465,700

TOTAL COMMON STOCKS                                            1,809,365,083
(Cost $1,396,986,245)

PREFERRED STOCKS - 2.5%



CONVERTIBLE PREFERRED STOCKS
- 0.2%

AUSTRALIA - 0.2%

WBK Trust $3.135 STRYPES          174,300                      5,501,344

NONCONVERTIBLE PREFERRED
STOCKS - 2.3%

GERMANY - 0.7%

Dyckerhoff AG                     7,000                        1,951,278

SAP AG  (Systeme Anwendungen      25,800                       12,415,247
Produkte)

                                                               14,366,525

PREFERRED STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

ITALY - 1.6%

Telecom Italia Mobile Spa         3,248,200                   $ 15,245,058

Telecom Italia Spa Risp           3,149,725                    19,761,990

                                                               35,007,048

TOTAL NONCONVERTIBLE                                           49,373,573
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                         54,874,917
(Cost $24,424,659)

CLOSED-END FUNDS - 0.8%



EMERGING MARKETS - 0.3%

Asia Tigers Fund, Inc.            142,400                      934,500

Emerging Markets                  90,600                       656,850
Infrastructure Fund, Inc.

Emerging Markets                  73,300                       655,119
Telecommunication Fund, Inc.

Morgan Stanley Emerging           109,900                      892,938
Markets  Fund, Inc.

Templeton Dragon Fund, Inc.       296,000                      2,183,000

                                                               5,322,407

GERMANY - 0.3%

Emerging Germany Fund, Inc.       75,000                       951,563

New Germany Fund, Inc. (The)      370,600                      4,794,638

                                                               5,746,201

HONG KONG - 0.0%

Asia Pacific Fund, Inc.           133,200                      899,100

MULTI-NATIONAL - 0.2%

European Warrant Fund, Inc.       118,700                      2,040,156

Morgan Stanley Asia-Pacific       190,900                      1,336,300
Fund, Inc.

                                                               3,376,456

PORTUGAL - 0.0%

Portugal Fund, Inc.               29,000                       453,125

TAIWAN - 0.0%

Taiwan Fund, Inc.                 80,100                       1,001,250

TOTAL CLOSED-END FUNDS                                         16,798,539
(Cost $19,798,067)


CONVERTIBLE BONDS - 0.9%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)

FRANCE - 0.3%

Groupe Danone 3% 1/1/02           A1     FRF   10,000                             2,864,171

Suez Lyonnaise des Eaux 4%        A+     FRF   15,000                             3,110,157
1/1/06

                                                                                  5,974,328



MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE  (NOTE 1)

NETHERLANDS - 0.1%

Koninklijke Ahold NV 3%           Baa1   NLG   4,750,000                         $ 3,000,652
9/30/03

UNITED STATES OF AMERICA - 0.5%

Nestle Holdings, Inc. 3%          -            5,480,000                          7,850,100
6/17/02

Roche Holdings, Inc. liquid       -            3,160,000                          2,054,000
yield option note 0% 4/20/10
(e)

                                                                                  9,904,100

TOTAL CONVERTIBLE BONDS                                                           18,879,080
(Cost $18,502,077)

GOVERNMENT OBLIGATIONS - 1.6%



FRANCE - 0.2%

French Government OAT 5.5%        Aaa    FRF   28,000,000                         5,514,093
4/25/04

GERMANY - 0.4%

German Federal Republic           Aaa    DEM   11,300,000                         8,138,878
7.375% 1/3/05

ITALY - 0.4%

Italian Republic:

5% 6/28/01                        Aa3          1,940,000                          3,618,100

6.75% 2/1/07                      Aa3    ITL   6,000,000,000                      4,302,535

                                                                                  7,920,635

SPAIN - 0.2%

Spanish Kingdom 4.5% 7/30/04      Aa2    ESP   700,000,000                        5,064,502

UNITED STATES OF AMERICA - 0.4%

U.S. Treasury Bills, yield at     -            8,550,000                          8,544,813
date of purchase 3.66% to
4.4% 1/7/99 to 1/21/99 (f)

TOTAL GOVERNMENT OBLIGATIONS                                                      35,182,921
(Cost $35,002,749)


CASH EQUIVALENTS - 10.4%

                                                SHARES

Taxable Central Cash Fund (c)                   224,039,018                      224,039,018
(Cost $224,039,018)

TOTAL  INVESTMENT  IN                                                          $ 2,159,139,558
SECURITIES  -  100%
(Cost $1,718,752,815)


FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

10 DAX 30 Index Contracts     Mar. 1999            $ 3,056,682                          $ 141,975
(Germany)

199 FTSE 100 Index Contracts  Mar. 1999             19,318,374                           523,541
(United Kingdom)

609 Nikkei 225 Index          Mar. 1999             41,716,500                           (3,219,154)
Contracts (Japan)

                                                   $ 64,091,556                         $ (2,553,638)


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 3.0%

CURRENCY ABBREVIATIONS

DEM                          -   German deutsche mark

ESP                          -   Spanish peseta

FRF                          -   French franc

ITL                          -   Italian lira

NLG                          -   Dutch guilder

SECURITY TYPE ABBREVIATIONS

STRYPES                      -   Structured Yield Product
                                 Exchangeable for Common Stock

LEGEND
(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $28,095,216 or 1.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,848,585.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $1,610,330,492 and $1,675,842,088, respectively (see Note 3 of Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $240,570,958 and $187,291,312, respectively (see
Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $12,752 for the period (see Note 4 of Notes to Financial Statements).

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

AEROSPACE & DEFENSE           0.3%

BASIC INDUSTRIES              3.5

CASH EQUIVALENTS              10.4

CLOSED-END FUNDS              0.8

CONSTRUCTION & REAL ESTATE    1.8

DURABLES                      5.0

ENERGY                        7.4

FINANCE                       21.7

GOVERNMENT OBLIGATIONS        1.6

HEALTH                        9.4

HOLDING COMPANIES             0.5

INDUSTRIAL MACHINERY &        5.1
EQUIPMENT

MEDIA & LEISURE               2.1

NONDURABLES                   5.2

PRECIOUS METALS               0.3

RETAIL & WHOLESALE            2.8

SERVICES                      3.3

TECHNOLOGY                    5.0

TRANSPORTATION                0.4

UTILITIES                      13.4

                              100.0%

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,728,360,896. Net unrealized appreciation aggregated $430,778,662, of which $517,005,303 related to appreciated investment securities and $86,226,641 related to depreciated investment securities.

The fund hereby designates approximately $78,821,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                          DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 2,159,139,558
value  (cost $1,718,752,815)
-  See accompanying schedule

Cash                                          353,134

Receivable for investments                    628,251
sold

Receivable for fund shares                    1,447,434
sold

Dividends receivable                          4,824,348

Interest receivable                           1,623,961

Other receivables                             52,926

 TOTAL ASSETS                                 2,168,069,612

LIABILITIES

Payable for investments        $ 43,686,671
purchased

Payable for fund shares         12,911,171
redeemed

Accrued management fee          1,259,312

Distribution fees payable       2,689

Payable for daily variation     373,737
on  futures contracts

Other payables and  accrued     273,312
expenses

 TOTAL LIABILITIES                            58,506,892

NET ASSETS                                   $ 2,109,562,720

Net Assets consist of:

Paid in capital                              $ 1,611,431,999

Undistributed net investment                  15,374,087
income

Accumulated undistributed                     45,094,273
 net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   437,662,361
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 2,109,562,720

INITIAL CLASS: NET ASSET                      $20.06
VALUE, offering price   and
redemption price per share
 ($2,074,842,526 (divided
by)    103,446,104 shares)

SERVICE CLASS: NET ASSET                      $20.04
VALUE, offering price   and
redemption price per share
 ($34,720,194 (divided by)
1,732,675    shares)

STATEMENT OF OPERATIONS
                               YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 38,881,426
Dividends

Interest                                        8,754,187

                                                47,635,613

Less foreign taxes withheld                     (4,287,574)

 TOTAL INCOME                                   43,348,039

EXPENSES

Management fee                   $ 15,441,406

Transfer agent fees               1,422,530

Distribution fees - Service       15,712
Class

Accounting fees and expenses      804,948

Non-interested trustees'          8,101
compensation

Custodian fees and expenses       1,032,876

Registration fees                 8,630

Audit                             48,190

Legal                             23,611

Miscellaneous                     310,018

 Total expenses before            19,116,022
reductions

 Expense reductions               (589,286)     18,526,736

NET INVESTMENT INCOME                           24,821,303

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            43,711,713

 Foreign currency transactions    (303,771)

 Futures contracts                3,062,445     46,470,387

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            175,736,602

 Assets and liabilities in        (102,692)
foreign currencies

 Futures contracts                (1,623,650)   174,010,260

NET GAIN (LOSS)                                 220,480,647

NET INCREASE (DECREASE) IN                     $ 245,301,950
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 588,910
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                             376

                                               $ 589,286


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 24,821,303                  $ 29,647,363
income

 Net realized gain (loss)       46,470,387                    117,046,383

 Change in net unrealized       174,010,260                   58,363,873
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     245,301,950                   205,057,619
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (37,913,851)                  (29,012,812)
From net investment income

 From net realized gain         (111,746,087)                 (115,172,073)

 TOTAL DISTRIBUTIONS            (149,659,938)                 (144,184,885)

Share transactions - net        86,667,359                    198,779,377
increase (decrease)

  TOTAL INCREASE (DECREASE)     182,309,371                   259,652,111
IN NET ASSETS

NET ASSETS

 Beginning of period            1,927,253,349                 1,667,601,238

 End of period (including      $ 2,109,562,720               $ 1,927,253,349
undistributed net investment
income of $15,374,087 and
$16,641,512, respectively)




OTHER INFORMATION:
                            YEAR ENDED DECEMBER 31, 1998                    YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial   83,667,719                   $ 1,630,270,593    51,240,982                   $ 973,125,045
Class  Sold

  Reinvested                 7,943,861                     149,503,507       8,319,959                     144,184,885

  Redeemed                   (88,486,169)                  (1,726,300,500)   (47,764,686)                  (919,455,709)

  Net increase (decrease)    3,125,411                    $ 53,473,600       11,796,255                   $ 197,854,221

 Service Class A  Sold       1,950,594                    $ 38,211,430       48,794                       $ 931,087

  Reinvested                 8,320                         156,588           -                             -

  Redeemed                   (274,725)                     (5,174,259)       (308)                         (5,931)

  Net increase (decrease)    1,684,189                    $ 33,193,759       48,486                       $ 925,156

Distributions From net                                    $ 37,874,182                                    $ 29,012,812
investment income  Initial
Class

  Service Class                                            39,669                                          -

  Total                                                   $ 37,913,851                                    $ 29,012,812

 From net realized gain                                   $ 111,629,169                                   $ 115,172,073
Initial Class

  Service Class                                            116,918                                         -

  Total                                                   $ 111,746,087                                   $ 115,172,073

                                                          $ 149,659,938                                   $ 144,184,885

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.



FINANCIAL HIGHLIGHTS - INITIAL CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996         1995         1994

Net asset value, beginning of    $ 19.20                   $ 18.84      $ 17.06      $ 15.67      $ 15.48
period

Income from Investment
Operations

 Net investment income            .23 E                     .30 E        .32 D, E     .17          .19

 Net realized and unrealized      2.13                      1.70         1.88         1.34         .08
gain (loss)

 Total from investment            2.36                      2.00         2.20         1.51         .27
operations

Less Distributions

 From net investment income       (.38)                     (.33)        (.20)        (.06)        (.08)

 From net realized gain           (1.12)                    (1.31)       (.22)        (.02)        -

 In excess of net realized        -                         -            -            (.04)        -
gain

 Total distributions              (1.50)                    (1.64)       (.42)        (.12)        (.08)

Net asset value, end of period   $ 20.06                   $ 19.20      $ 18.84      $ 17.06      $ 15.67

TOTAL RETURN B, C                 12.81%                    11.56%       13.15%       9.74%        1.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,074,843               $ 1,926,322  $ 1,667,601  $ 1,343,134  $ 1,297,701
(000 omitted)

Ratio of expenses to average      .91%                      .92%         .93%         .91%         .92%
net assets

Ratio of expenses to average      .89% G                    .90% G       .92% G       .91%         .92%
net assets after expense
reductions

Ratio of net investment           1.19%                     1.55%        1.84%        1.88%        1.28%
income to average net assets

Portfolio turnover                84%                       67%          92%          50%          42%




FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 F

Net asset value, beginning of    $ 19.20                   $ 19.36
period

Income from Investment
Operations

 Net investment income E          .15                       .01

 Net realized and unrealized      2.19                      (.17)
gain (loss)

 Total from investment            2.34                      (.16)
operations

Less Distributions

 From net investment income       (.38)                     -

 From net realized gain           (1.12)                    -

 Total distributions              (1.50)                    -

Net asset value, end of period   $ 20.04                   $ 19.20

TOTAL RETURN B, C                 12.69%                    (.83)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 34,720                  $ 931
(000 omitted)

Ratio of expenses to average      1.01%                     1.02% A
net assets

Ratio of expenses to average      .97% G                    1.01% A, G
net assets after expense
reductions

Ratio of net investment           .80%                      .31% A
income to average net assets

Portfolio turnover                84%                       67%

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the fund's original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is 0.45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of 0.74% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution

4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC $15,712, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, payments made to third parties under the Plans amounted to $1,036,756 and $20,043 for the Initial Class and Service Class, respectively.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

6. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 13% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 36% of the total outstanding shares of the fund.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund and the
Shareholders of Overseas Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Overseas Portfolio (a fund of Variable Insurance Products Fund) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Overseas Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS


The Board of Trustees of Overseas Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

                 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Initial Class    2/5/99   2/5/99      $0.31     $0.50
Service Class    2/5/99   2/5/99      $0.31     $0.50

The amounts per share which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are $.38 and $.04, respectively, for the dividend paid February 6, 1998.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund has notified shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect the twelve nominees specified below as Trustees.

               # OF             % OF
               SHARES VOTED     SHARES VOTED
RALPH F. COX
Affirmative    92,099,061.925   97.851

Against

Withheld       2,022,880.876    2.149

Abstain

TOTAL          94,121,942.801   100.000

PHYLLIS BURKE DAVIS
Affirmative    92,100,027.331   97.852

Against

Withheld       2,021,915.470    2.148

Abstain

TOTAL          94,121,942.801   100.000

E. BRADLEY JONES
Affirmative    92,066,894.365   97.817

Against

Withheld       2,055,048.436    2.183

Abstain

TOTAL          94,121,942.801   100.000

DONALD J. KIRK
Affirmative    92,123,811.731   97.877

Against

Withheld       1,998,131.070    2.123

Abstain

TOTAL          94,121,942.801   100.000

 PETER S. LYNCH
Affirmative    92,154,199.261   97.909

Against

Withheld       1,967,743.540    2.091

Abstain

TOTAL          94,121,942.801   100.000

WILLIAM O. MCCOY
Affirmative    92,128,309.277   97.882

Against

Withheld       1,993,633.524    2.118

Abstain

TOTAL          94,121,942.801   100.000

                # OF            % OF
               SHARES VOTED     SHARES VOTED
ROBERT M. GATES
Affirmative    92,067,543.155   97.817

Against

Withheld       2,054,399.646    2.183

Abstain

TOTAL          94,121,942.801   100.000

EDWARD C. JOHNSON 3D
Affirmative    92,114,670.863   97.867

Against

Withheld       2,007,271.938    2.133

Abstain

TOTAL          94,121,942.801   100.000

GERALD C. MCDONOUGH
Affirmative    92,056,068.934   97.805

Against

Withheld       2,065,873.867    2.195

Abstain

TOTAL          94,121,942.801   100.000

MARVIN L. MANN
Affirmative    92,133,604.196   97.887

Against

Withheld       1,988,338.605    2.113

Abstain

TOTAL          94,121,942.801   100.000

ROBERT C. POZEN
Affirmative    92,150,027.164   97.905

Against

Withheld       1,971,915.637    2.095

Abstain

TOTAL          94,121,942.801   100.000

THOMAS R. WILLIAMS
Affirmative    92,075,306.792   97.826

Against

Withheld       2,046,636.009    2.174

Abstain

TOTAL          94,121,942.801   100.000

PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.

                # OF             % OF
                SHARES VOTED     SHARES VOTED
Affirmative     89,181,595.008   94.751

Against         904,357.406      .961

Withheld

Abstain         4,035,990.387    4.288

 TOTAL          94,121,942.801   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                # OF             % OF
                SHARES VOTED     SHARES VOTED
Affirmative     86,389,278.226   91.784

Against         1,995,385.215    2.120

Withheld

Abstain         5,737,279.360    6.096

 TOTAL          94,121,942.801   100.000

PROPOSAL 4

To approve an amended management contract for the fund.

                # OF             % OF
                SHARES VOTED     SHARES VOTED
Affirmative     86,686,667.302   92.100

Against         1,602,876.648    1.703

Withheld

Abstain         5,832,398.851    6.197

 TOTAL          94,121,942.801   100.000

PROPOSAL 7
To amend the fundamental investment limitation concerning diversification for the fund.

                # OF             % OF
                SHARES VOTED     SHARES VOTED

Affirmative     86,565,590.658   91.972

Against         1,932,016.500    2.052

Withheld

Abstain         5,624,335.643    5.976

 TOTAL          94,121,942.801   100.000




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
Fidelity International Investment Advisors
 Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
 Kent, England

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Richard A. Spillane Jr., VICE PRESIDENT
Richard R. Mace Jr., VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

VIPOVRS-ANN-0299 70389
1.540205.101




VARIABLE INSURANCE PRODUCTS
FUND: EQUITY-INCOME PORTFOLIO

(2_FIDELITY_LOGOS) (registered trademark)

ANNUAL REPORT
DECEMBER 31, 1998



CONTENTS

MARKET ENVIRONMENT          3   A review of what happened in
                                world markets during the
                                past 12 months.

PERFORMANCE AND INVESTMENT  4   How the fund has done over
SUMMARY                         time, and an overview of the
                                fund's investment at the end
                                of the period.

FUND TALK                   5   The manager's review of fund
                                performance, strategy  and
                                outlook.

INVESTMENTS                 6   A complete list of the fund's
                                investments with their
                                market values.

FINANCIAL STATEMENTS        15  Statements of assets and
                                liabilities, operations, and
                                 changes in net assets, as
                                well as financial highlights.

NOTES                       18  Notes to the financial
                                statements.

REPORT OF INDEPENDENT       21  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS               22

PROXY VOTING RESULTS        23

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.


MARKET ENVIRONMENT

Demonstrating erratic mood swings throughout the period, the sometimes gloomy, sometimes exuberant, oftentimes volatile worldwide stock and bond markets in 1998 will long be remembered for their turbulent behavior. When all was said and done, the U.S. and European stock markets posted impressive returns for the year. Most U.S. bond markets experienced positive - albeit moderate - performance, with U.S. Treasuries ending the year as the overall front-runner. Economic and currency turmoil continued to plague stock and bond performance in Asia and, in particular, emerging markets.

U.S. STOCK MARKETS

The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 28.58% for the 12 months that ended December 31, 1998, well above the index's long-term average annual return of about 12%. For the first time in its history, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted double-digit percentage gains in four consecutive years, thanks to an 18.07% increase for the year. Large-cap stocks - particularly in the technology sector - led the U.S. equity market's charge, as once again investors preferred the liquidity and the perceived safety of owning what they know. Small-cap stocks - in comparison - took a beating. The Russell 2000 Index - a popular measure of small stock performance - fell -2.55% for the year.

Throughout the period, the U.S. enjoyed a strong economy. Unemployment averaged 4.5% for the year, the lowest since 1969 and the lowest peacetime level in 41 years. Inflation levels also were low, while interest-rates were stable. In comparison to the economy's relative tranquility, the U.S. stock markets were fluctuating wildly. To illustrate, the Dow typically had fewer than five swings of 5% in each year since 1946. In 1998 alone, the Dow experienced 10 such swings. Much of these gyrations were due to fears about Asia's economic woes, Russia's currency devaluation and loan defaults, and the subsequent consequences on emerging markets. On August 31, the Dow plunged 512.61 points - a loss that erased all previous gains for the year to that point. Faced with global economic chaos, investors began fleeing the equity markets in droves, searching for safer, less volatile havens, particularly U.S. Treasuries. To address the lack of confidence in domestic and global equity markets, the U.S. Federal Reserve Board stepped in with three separate 0.25% interest-rate cuts during the fall. Those cuts helped boost confidence in the U.S. economy, and stocks began to quickly ascend to their former lofty levels, culminating in a new Dow record of 9374.27 on November 23, 1998.

On a sector-by-sector basis, technology stocks reigned supreme in 1998, thanks in large part to the skyrocketing Internet industry. For the year, nine of the top 10 best-performing stocks in the S&P 500 were technology stocks. The health care sector was another big winner. Pharmaceuticals helped drive the strong performance of the health care industry, as a slew of new products was rushed to the market sooner than normal thanks to streamlined approval regulations.

Natural resources, on the other hand, suffered tremendously. Overproduction and poor demand caused oil's price per barrel to plunge considerably. Gold prices also were down in 1998. The financial sector
- a top performer for several years - found 1998 to be a challenge. The financial crises overseas and credit concerns contributed to the poor showing of many brokerage and investment management firms.

FOREIGN STOCK MARKETS

Foreign stock markets posted mixed results in 1998. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australasia, and the Far East - returned 20.27% in 1998. Europe posted the most consistently strong equity markets when compared to other regions, with the MSCI Europe Index up 28.87% for the year. The much-maligned Japanese stock market ended the year on a positive note, thanks in part to long-awaited government intercession on the ailing banking sector's behalf. For the year, the Tokyo Stock Exchange Index (TOPIX) was up 7.76%. 1998 proved to be disastrous for emerging markets. The MSCI Emerging Markets Free Index suffered a -25.34% loss during the period, as the Asian crisis and Russia's currency devaluation and loan defaults played havoc with Latin America, Brazil, Thailand and other emerging-market nations.

U.S. BOND MARKETS

In a year as volatile as 1998, it's not surprising that the performance of the U.S bond market was mostly positive. Still, most of the major bond indexes trailed their returns of 1997, as investors continued to seek out the high returns found in the equity markets. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market - posted a total return of 8.69%. The Lehman Brothers Corporate Bond Index returned 8.57% in 1998. General U.S. Treasury funds were the safe haven of choice in 1998, benefiting from the flight to safety as investors worldwide reacted to global economic concerns. As a result, the yield on the benchmark 30-year Treasury fell to its lowest levels in three decades, tumbling to 5.09% at the end of the period compared to 5.92% at the start of the year.

FOREIGN BOND MARKETS

Typically, continued low inflation and economic growth in the U.S. would help provide a positive backdrop for U.S.-based bonds relative to most foreign bonds. But there was nothing typical about 1998. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned an impressive 15.30% for the 12 months that ended December 31, 1998. Many European nations - particularly France, Italy and Spain - boasted strong performance that helped drive the index's overall return. Not all was rosy in the international bond market, however. In stark contrast to the developed world, the often-volatile emerging debt markets experienced a particularly difficult year, illustrated by the J.P. Morgan Emerging Markets Bond Index return of -11.04% during the period. Once again, the impact of financial and economic woes in Asia and Russia was the primary contributor to the poor performance of emerging markets.


VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: EQUITY-INCOME - "INITIAL   11.63%       18.77%        15.62%
CLASS"

S&P 500 (registered trademark)  28.58%       24.06%        19.21%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER 10 YEARS
             VIP Equity-Income           S&P 500
             00150                       SP001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10617.62                    10732.00
  1989/02/28      10563.12                    10464.77
  1989/03/31      10791.92                    10708.60
  1989/04/30      11208.42                    11264.38
  1989/05/31      11541.62                    11720.59
  1989/06/30      11549.52                    11653.78
  1989/07/31      12222.85                    12706.12
  1989/08/31      12419.24                    12955.15
  1989/09/30      12279.62                    12902.04
  1989/10/31      11571.18                    12602.71
  1989/11/30      11637.30                    12859.81
  1989/12/31      11734.42                    13168.44
  1990/01/31      10941.94                    12284.84
  1990/02/28      11006.78                    12443.31
  1990/03/31      11024.93                    12773.06
  1990/04/30      10642.68                    12453.74
  1990/05/31      11346.83                    13667.97
  1990/06/30      11233.85                    13575.03
  1990/07/31      10959.11                    13531.59
  1990/08/31      10084.01                    12308.34
  1990/09/30       9301.77                    11708.92
  1990/10/31       9064.59                    11658.57
  1990/11/30       9714.27                    12411.72
  1990/12/31       9940.30                    12758.00
  1991/01/31      10473.37                    13314.25
  1991/02/28      11194.59                    14266.22
  1991/03/31      11426.82                    14611.46
  1991/04/30      11480.21                    14646.53
  1991/05/31      12110.29                    15279.26
  1991/06/30      11615.12                    14579.47
  1991/07/31      12273.60                    15258.87
  1991/08/31      12532.67                    15620.51
  1991/09/30      12446.65                    15359.65
  1991/10/31      12653.91                    15565.47
  1991/11/30      12108.49                    14938.18
  1991/12/31      13065.38                    16647.11
  1992/01/31      13241.79                    16337.47
  1992/02/29      13671.79                    16549.86
  1992/03/31      13504.25                    16227.13
  1992/04/30      13927.31                    16704.21
  1992/05/31      14038.64                    16786.06
  1992/06/30      13915.73                    16535.95
  1992/07/31      14342.18                    17212.27
  1992/08/31      14027.95                    16859.42
  1992/09/30      14173.57                    17058.36
  1992/10/31      14343.25                    17118.06
  1992/11/30      14863.59                    17701.79
  1992/12/31      15271.74                    17919.52
  1993/01/31      15727.62                    18070.05
  1993/02/28      16080.92                    18315.80
  1993/03/31      16560.14                    18702.26
  1993/04/30      16491.28                    18249.67
  1993/05/31      16789.67                    18738.76
  1993/06/30      16987.15                    18793.10
  1993/07/31      17218.27                    18717.93
  1993/08/31      17876.95                    19427.34
  1993/09/30      17808.61                    19277.75
  1993/10/31      17971.46                    19676.80
  1993/11/30      17657.39                    19489.87
  1993/12/31      18065.54                    19725.69
  1994/01/31      18861.17                    20396.37
  1994/02/28      18375.46                    19843.63
  1994/03/31      17606.73                    18978.44
  1994/04/30      18213.43                    19221.37
  1994/05/31      18386.78                    19536.60
  1994/06/30      18273.18                    19057.95
  1994/07/31      18883.53                    19683.05
  1994/08/31      19855.11                    20490.06
  1994/09/30      19529.83                    19988.05
  1994/10/31      19930.70                    20437.78
  1994/11/30      19279.29                    19693.44
  1994/12/31      19342.00                    19985.49
  1995/01/31      19644.41                    20503.72
  1995/02/28      20393.47                    21302.75
  1995/03/31      21097.64                    21931.39
  1995/04/30      21684.43                    22577.27
  1995/05/31      22337.90                    23479.68
  1995/06/30      22658.84                    24025.12
  1995/07/31      23530.85                    24821.79
  1995/08/31      23825.99                    24884.09
  1995/09/30      24616.99                    25934.20
  1995/10/31      24333.73                    25841.62
  1995/11/30      25385.85                    26976.06
  1995/12/31      26129.58                    27495.62
  1996/01/31      26888.92                    28431.57
  1996/02/29      26979.24                    28695.13
  1996/03/31      27263.23                    28971.47
  1996/04/30      27618.22                    29398.51
  1996/05/31      27916.41                    30156.69
  1996/06/30      27660.82                    30271.59
  1996/07/31      26311.86                    28934.19
  1996/08/31      26851.44                    29544.41
  1996/09/30      28001.61                    31207.17
  1996/10/31      28456.00                    32067.87
  1996/11/30      30358.74                    34491.88
  1996/12/31      29861.76                    33808.59
  1997/01/31      31026.12                    35920.96
  1997/02/28      31369.83                    36202.58
  1997/03/31      30203.90                    34715.01
  1997/04/30      31275.30                    36787.50
  1997/05/31      33213.26                    39027.12
  1997/06/30      34757.34                    40775.54
  1997/07/31      37294.02                    44020.05
  1997/08/31      35545.13                    41554.04
  1997/09/30      37498.85                    43829.96
  1997/10/31      36128.09                    42366.04
  1997/11/30      37451.58                    44327.16
  1997/12/31      38255.13                    45088.26
  1998/01/31      38160.59                    45586.93
  1998/02/28      40620.05                    48874.66
  1998/03/31      42501.54                    51377.53
  1998/04/30      42501.54                    51894.39
  1998/05/31      41812.78                    51002.33
  1998/06/30      42283.15                    53074.04
  1998/07/31      41241.61                    52508.80
  1998/08/31      34941.98                    44917.08
  1998/09/30      36991.46                    47794.47
  1998/10/31      39729.70                    51682.07
  1998/11/30      41409.60                    54814.52
  1998/12/31      42703.13                    57972.94
IMATRL PRASUN   SHR__CHT 19981231 19990111 121246 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: Equity-Income Portfolio on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $42,703 - a 327.03% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $57,973 - a 479.73% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

General Electric Co.            4.0

Philip Morris Companies, Inc.   2.3

Fannie Mae                      2.2

Citigroup, Inc.                 2.1

Bank One Corp.                  1.9

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

FINANCE                         24.3

UTILITIES                       12.5

ENERGY                          10.7

INDUSTRIAL MACHINERY &          8.7
EQUIPMENT

BASIC INDUSTRIES                5.9

ASSET ALLOCATION AS OF DECEMBER 31, 1998*

(% OF FUND'S INVESTMENTS)

Row: 1, Col: 1, Value: 96.09999999999999
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 2.2

Stocks                 96.0%
Bonds                   1.7%
Short-term investments  2.3%
* FOREIGN INVESTMENTS   8.8%

VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Seve Petersen)

An interview with
Steve Petersen,
Portfolio Manager of
Equity-Income Portfolio

Q. HOW DID THE FUND PERFORM, STEVE?

A. The fund underperformed the Standard & Poor's 500 Index, which returned 28.58% for the 12-month period ending December 31, 1998.

Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE YEAR?

A. During the first half of 1998, investors focused on larger companies with predictable earnings growth rather than smaller or more cyclical stocks. The market's free-fall in late August - triggered by Russia's currency devaluation and debt defaults, problems in emerging markets and concerns about the soundness of hedge fund management companies - spurred investors' flight to the perceived safer haven of the largest companies. As the Federal Reserve Board moved to lower interest rates to add liquidity to the economy and prevent a possible recession, the market rebounded strongly, with most of the fourth quarter's strong performance concentrated in larger issues, as well as in technology and Internet-related stocks.

Q. HOW DID THIS ENVIRONMENT AFFECT THE FUND'S PERFORMANCE?

A. The fund invests primarily in large-capitalization stocks, but its holdings in medium and small companies, as well as its emphasis on dividend-paying stocks rather than growth stocks, contributed to its underperformance relative to the S&P 500. The fund's limited technology stock holdings also had a negative impact, as did the higher percentage of energy stocks in the portfolio. Technology stocks made a significant contribution to the stock market's performance during 1998. Energy stocks suffered as oil and gas prices dropped due to declining demand worldwide, reflecting Asia's economic slowdown. A warmer than usual winter in the U.S. last year and so far this year also contributed to the slack demand. On the other hand, the fund benefited from the strong performance of utilities stocks, in particular from the good performance of telephone company stocks.

Q. WHAT ACCOUNTED FOR TELEPHONE COMPANIES' GOOD PERFORMANCE?

A. In general, their earnings performance was better than expected as these companies went through the process of deregulation. Technology pushed up consumer demand faster than anticipated as consumers added phone lines at a surprising pace, reflecting growing demand for Internet access and data transmission in the home. Telephone companies also successfully cut costs during the year and branched out into different technologies, helping their earnings growth and increasing their attractiveness to investors. As a result, companies such as AT&T and Bell Atlantic performed well.

Q. WHICH HOLDINGS HELPED THE FUND'S PERFORMANCE?

A. As I mentioned, AT&T, one of the fund's top holdings, performed well. After going through a management change, its new leadership has been building the company's competitive strength in the long distance phone business. Also, it is improving profitability and diversifying through acquisition activity. Schering-Plough also performed strongly during the year. Schering-Plough produces the leading allergy drug, Claritin, and has had steady stronger-than-expected earnings growth. General Electric, the fund's number-one holding, continued its good performance. The company has recently released a statement that its outlook for earnings growth remains strong. GE also has been active in making acquisitions internationally that have the potential to boost earnings growth.

Q. WHICH HOLDINGS WERE DISAPPOINTMENTS?

A. As I mentioned earlier, energy companies suffered from the significant decline in the price of oil, which dropped $5-$7 per barrel since 1997. As a result, oil companies British Petroleum, Royal Dutch Petroleum and Chevron all performed poorly. In addition, companies that provide service to the oil companies, such as Halliburton and Schlumberger, fared even worse. That's because oil companies, which tend to spend only the cash flow that they generate, had less business for their suppliers as their revenues declined.

Q. STEVE, WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. Near term, I believe that we're in for more of the same. The U.S. economy still looks good, with low inflation and healthy consumer spending. However, worldwide trends do not look exceptionally strong, and multinational corporations are still exposed to the problems in Asia, Russia and emerging markets. In this environment, investors will probably continue to focus on large-capitalization growth companies, rather than small-cap and cyclical stocks. My strategy will be to continue to look for companies with excellent underlying financials and interesting business fundamentals, which I believe can perform well over time.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark) FUND FACTS
GOAL: to provide current income and increase the value of the fund's shares over the long term

START DATE: October 9, 1986

SIZE: as of December 31, 1998, more than $11.6 billion

MANAGER: Stephen Petersen, since 1997;
joined Fidelity in 1980


VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 92.5%

                                 SHARES                       VALUE (NOTE 1)

AEROSPACE & DEFENSE - 4.0%

AEROSPACE & DEFENSE - 2.5%

AlliedSignal, Inc.                1,859,000                   $ 82,376,939

Harsco Corp.                      827,700                      25,193,118

Textron, Inc.                     1,122,400                    85,232,250

United Technologies Corp.         858,800                      93,394,500

                                                               286,196,807

DEFENSE ELECTRONICS - 1.2%

Litton Industries, Inc. (a)       642,500                      41,923,125

Northrop Grumman Corp.            277,100                      20,262,938

Raytheon Co.:

Class A                           19,131                       988,834

Class B                           1,551,800                    82,633,350

                                                               145,808,247

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            633,000                      37,109,625

TOTAL AEROSPACE & DEFENSE                                      469,114,679

BASIC INDUSTRIES - 5.7%

CHEMICALS & PLASTICS - 2.6%

du Pont (E.I.) de Nemours &       731,600                      38,820,525
Co.

Great Lakes Chemical Corp.        896,200                      35,848,000

Hanna (M.A.) Co.                  880,200                      10,837,463

Hercules, Inc.                    856,100                      23,435,738

Hoechst AG                        491,100                      20,091,863

IMC Global, Inc.                  961,500                      20,552,063

Lawter International, Inc.        332,300                      3,862,988

Millennium Chemicals, Inc.        749,200                      14,890,350

Monsanto Co.                      957,200                      45,467,000

Octel Corp. (a)                   121,950                      1,692,056

Olin Corp.                        585,200                      16,568,475

Solutia, Inc.                     1,144,100                    25,599,238

Union Carbide Corp.               646,700                      27,484,750

Witco Corp.                       860,100                      13,707,844

                                                               298,858,353

IRON & STEEL - 0.2%

Dofasco, Inc.                     749,800                      9,602,143

Inland Steel Industries, Inc.     753,323                      12,712,326

USX-U.S. Steel Group              282,400                      6,495,200

                                                               28,809,669

METALS & MINING - 1.2%

Alcan Aluminium Ltd.              1,484,700                    40,258,118

Alcoa, Inc.                       1,073,779                    80,063,647

Kaiser Aluminum Corp. (a)         250,000                      1,218,750

Noranda, Inc.                     200,000                      1,992,813

Phelps Dodge Corp.                339,200                      17,256,800

                                                               140,790,128

PACKAGING & CONTAINERS - 0.0%

Tupperware Corp.                  311,900                      5,126,856



                                 SHARES                       VALUE (NOTE 1)

PAPER & FOREST PRODUCTS - 1.7%

Boise Cascade Corp.               21,900                      $ 678,900

Bowater, Inc.                     271,800                      11,262,713

Champion International Corp.      643,200                      26,049,600

Domtar, Inc.                      1,072,400                    6,201,072

Fort James Corp.                  555,200                      22,208,000

Georgia-Pacific Corp.             556,600                      32,595,888

Kimberly-Clark Corp.              1,076,300                    58,658,350

Nexfor, Inc.                      87,200                       344,698

Weyerhaeuser Co.                  704,700                      35,807,569

                                                               193,806,790

TOTAL BASIC INDUSTRIES                                         667,391,796

CONSTRUCTION & REAL ESTATE -
1.9%

BUILDING MATERIALS - 0.8%

American Standard Companies,      579,300                      20,818,594
Inc. (a)

Masco Corp.                       2,090,800                    60,110,500

Sherwin-Williams Co.              290,500                      8,533,438

                                                               89,462,532

CONSTRUCTION - 0.1%

Alstom SA                         315,759                      7,400,050

ENGINEERING - 0.1%

EG & G, Inc.                      389,900                      10,844,094

Fluor Corp.                       182,000                      7,746,375

                                                               18,590,469

REAL ESTATE INVESTMENT TRUSTS
- 0.9%

Alexandria Real Estate            109,600                      3,390,750
Equities, Inc.

Crescent Real Estate Equities     664,500                      15,283,500
Co.

Duke Realty Investments, Inc.     175,700                      4,085,025

Equity Office Properties Trust    416,800                      10,003,200

Equity Residential Properties     548,700                      22,188,056
Trust (SBI)

Public Storage, Inc.              256,800                      6,949,650

Starwood Hotels & Resorts         1,502,681                    34,092,075
Trust

Weeks Corp.                       170,500                      4,805,969

                                                               100,798,225

TOTAL CONSTRUCTION & REAL                                      216,251,276
ESTATE

DURABLES - 2.4%

AUTOS, TIRES, & ACCESSORIES -
1.6%

DaimlerChrysler AG (a)            213,237                      20,484,079

Eaton Corp.                       279,900                      19,785,431

Ford Motor Co.                    748,000                      43,898,250

Meritor Automotive, Inc.          629,900                      13,346,006

Navistar International Corp.      281,300                      8,017,050
(a)

Pep Boys-Manny, Moe & Jack        726,400                      11,395,400

Snap-On, Inc.                     819,700                      28,535,806

TRW, Inc.                         789,000                      44,331,938

                                                               189,793,960

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

DURABLES - CONTINUED

CONSUMER DURABLES - 0.2%

Minnesota Mining &                261,400                     $ 18,592,075
Manufacturing Co.

CONSUMER ELECTRONICS - 0.2%

General Motors Corp. Class H      226,400                      8,985,250

Maytag Corp.                      86,900                       5,409,525

Newell Co.                        189,400                      7,812,750

                                                               22,207,525

TEXTILES & APPAREL - 0.4%

Dexter Corp.                      501,400                      15,762,763

Liz Claiborne, Inc.               234,300                      7,395,094

NIKE, Inc. Class B                484,200                      19,640,363

Unifi, Inc.                       192,600                      3,767,738

                                                               46,565,958

TOTAL DURABLES                                                 277,159,518

ENERGY - 10.7%

ENERGY SERVICES - 0.9%

Halliburton Co.                   2,278,300                    67,494,638

Schlumberger Ltd.                 696,500                      32,126,063

                                                               99,620,701

OIL & GAS - 9.8%

Amerada Hess Corp.                709,400                      35,292,650

Amoco Corp.                       1,206,200                    71,165,800

Anadarko Petroleum Corp.          587,900                      18,151,413

Atlantic Richfield Co.            101,200                      6,603,300

British Petroleum PLC             820,293                      12,253,091

British Petroleum PLC ADR         2,072,086                    196,848,170

Burlington Resources, Inc.        922,100                      33,022,706

Canadian Hunter Exploration       50,000                       326,691
Ltd. (a)

Chevron Corp.                     1,409,471                    116,898,001

Coastal Corp. (The)               483,400                      16,888,788

Conoco, Inc. Class A (a)          721,200                      15,055,050

Elf Aquitaine SA sponsored ADR    787,300                      44,580,863

Exxon Corp.                       1,200,000                    87,750,000

Mobil Corp.                       446,100                      38,866,463

Occidental Petroleum Corp.        2,333,400                    39,376,125

Phillips Petroleum Co.            724,700                      30,890,338

Royal Dutch Petroleum Co. (NY     2,169,200                    103,850,450
Registry Gilder 1.25)

Texaco, Inc.                      1,160,000                    61,335,000

Tosco Corp.                       449,800                      11,638,575

Total SA:

Class B                           831,600                      82,744,196

sponsored ADR                     865,100                      43,038,725

Ultramar Diamond Shamrock         437,600                      10,611,800
Corp.

Unocal Corp.                      460,989                      13,455,116



                                 SHARES                       VALUE (NOTE 1)

USX-Marathon Group                1,621,100                   $ 48,835,638

Valero Energy Corp.               246,700                      5,242,375

                                                               1,144,721,324

TOTAL ENERGY                                                   1,244,342,025

FINANCE - 22.8%

BANKS - 9.2%

Bank of New York Co., Inc.        4,631,400                    186,413,850

Bank of Nova Scotia               726,600                      16,022,705

Bank One Corp.                    4,412,438                    225,310,115

BankAmerica Corp.                 3,173,890                    190,830,136

Chase Manhattan Corp.             985,500                      67,075,594

Comerica, Inc.                    877,500                      59,834,531

National Bank of Canada           2,211,200                    35,829,964

National City Corp.               270,260                      19,593,850

Royal Bank of Canada              400,000                      20,006,534

U.S. Bancorp                      2,928,094                    103,947,337

Wells Fargo & Co.                 3,767,200                    150,452,550

                                                               1,075,317,166

CREDIT & OTHER FINANCE - 6.0%

American Express Co.              1,853,072                    189,476,612

Associates First Capital          2,363,656                    100,159,928
Corp. Class A

Citigroup, Inc.                   4,884,099                    241,762,901

Fleet Financial Group, Inc.       1,373,600                    61,382,750

Household International, Inc.     2,559,047                    101,402,237

Transamerica Corp.                2,300                        265,650

                                                               694,450,078

FEDERAL SPONSORED CREDIT - 2.5%

Fannie Mae                        3,477,300                    257,320,200

Freddie Mac                       145,300                      9,362,769

SLM Holding Corp.                 412,700                      19,809,600

                                                               286,492,569

INSURANCE - 3.8%

Aetna, Inc.                       77,300                       6,077,713

Allstate Corp.                    2,828,198                    109,239,148

American Bankers Insurance        304,200                      14,715,675
Group, Inc.

Berkshire Hathaway, Inc.          1                            2,350
Class B

Berkshire Hathaway, Inc.          519                          36,330,000
Class A

Chubb Corp. (The)                 136,600                      8,861,925

CIGNA Corp.                       357,700                      27,654,681

Enhance Financial Services        92,284                       2,768,520
Group, Inc.

Fremont General Corp.             1,398,448                    34,611,588

Hartford Financial Services       1,508,600                    82,784,425
Group, Inc.

Highlands Insurance Group,        371,100                      4,847,494
Inc. (a)

Marsh & McLennan Companies,       225,900                      13,201,031
Inc.

PMI Group, Inc.                   234,000                      11,553,750

Reliastar Financial Corp.         1,032,499                    47,624,016

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Torchmark Corp.                   743,700                     $ 26,261,906

Travelers Property Casualty       620,000                      19,220,000
Corp. Class A

                                                               445,754,222

SAVINGS & LOANS - 0.9%

Washington Mutual, Inc.           2,801,282                    106,973,956

SECURITIES INDUSTRY - 0.4%

First Marathon, Inc. Class A      651,900                      7,560,421
(non-vtg.)

Lehman Brothers Holdings,         449,800                      19,819,313
Inc.

Nomura Securities Co. Ltd.        307,000                      2,670,155

Waddell & Reed Financial, Inc.:

Class A                           301,116                      7,132,685

Class B                           182,132                      4,234,569

                                                               41,417,143

TOTAL FINANCE                                                  2,650,405,134

HEALTH - 5.7%

DRUGS & PHARMACEUTICALS - 4.2%

American Home Products Corp.      1,830,600                    103,085,663

Bristol-Myers Squibb Co.          896,200                      119,922,763

Lilly (Eli) & Co.                 343,500                      30,528,563

Merck & Co., Inc.                 592,800                      87,549,150

Schering-Plough Corp.             2,576,400                    142,346,100

                                                               483,432,239

MEDICAL EQUIPMENT & SUPPLIES
- 0.8%

Baxter International, Inc.        523,100                      33,641,869

Johnson & Johnson                 631,800                      52,992,225

Pall Corp.                        417,600                      10,570,500

                                                               97,204,594

MEDICAL FACILITIES MANAGEMENT
- 0.7%

Beverly Enterprises, Inc.         1,722,000                    11,623,500

Columbia/HCA Healthcare Corp.     2,259,150                    55,913,963

Humana, Inc. (a)                  320,500                      5,708,906

United HealthCare Corp.           197,400                      8,500,538

                                                               81,746,907

TOTAL HEALTH                                                   662,383,740

HOLDING COMPANIES - 0.1%

U.S. Industries, Inc.             636,300                      11,851,088

INDUSTRIAL MACHINERY &
EQUIPMENT - 8.5%

ELECTRICAL EQUIPMENT - 5.2%

Alcatel Alsthom Compagnie         263,200                      32,159,751
Generale d'Electricite SA
(RFD)

Emerson Electric Co.              818,700                      51,219,919

General Electric Co.              4,494,100                    458,679,053

Honeywell, Inc.                   199,700                      15,039,906



                                 SHARES                       VALUE (NOTE 1)

Loral Space & Communications      298,700                     $ 5,320,594
Ltd. (a)

Siemens AG                        584,300                      37,787,928

                                                               600,207,151

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.4%

Case Corp.                        142,500                      3,108,281

Coltec Industries, Inc. (a)       1,371,600                    26,746,200

Cooper Industries, Inc.           194,300                      9,265,681

Ingersoll-Rand Co.                646,100                      30,326,319

Parker-Hannifin Corp.             525,000                      17,193,750

Stewart & Stevenson Services,     247,900                      2,417,025
Inc.

Tyco International Ltd.           2,489,018                    187,765,285

                                                               276,822,541

POLLUTION CONTROL - 0.9%

Allied Waste Industries, Inc.     592,200                      13,990,725
(a)

Browning-Ferris Industries,       988,598                      28,113,256
Inc.

Ogden Corp.                       508,300                      12,739,269

Waste Management, Inc.            1,197,447                    55,830,966

                                                               110,674,216

TOTAL INDUSTRIAL MACHINERY &                                   987,703,908
EQUIPMENT

MEDIA & LEISURE - 3.4%

BROADCASTING - 1.6%

CBS Corp.                         1,626,900                    53,280,975

Infinity Broadcasting Corp.       326,700                      8,943,413
(a)

Time Warner, Inc.                 1,945,845                    120,764,005

                                                               182,988,393

ENTERTAINMENT - 0.8%

King World Productions, Inc.      457,000                      13,452,938
(a)

Viacom, Inc. Class B              1,130,700                    83,671,800
(non-vtg.) (a)

                                                               97,124,738

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   431,200                      10,672,200

LODGING & GAMING - 0.1%

Circus Circus Enterprises,        464,400                      5,311,575
Inc. (a)

Mirage Resorts, Inc. (a)          394,500                      5,892,844

                                                               11,204,419

PUBLISHING - 0.4%

Harcourt General, Inc.            534,600                      28,434,038

Reader's Digest Association,      548,700                      13,820,381
Inc.  Class A (non-vtg.)

                                                               42,254,419

RESTAURANTS - 0.4%

McDonald's Corp.                  677,100                      51,882,788

TOTAL MEDIA & LEISURE                                          396,126,957

NONDURABLES - 5.7%

AGRICULTURE - 0.3%

Edperbrascan Corp. Class A        2,699,800                    37,573,172
(ltd. vtg.)

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - 0.5%

Anheuser-Busch Companies,         440,400                     $ 28,901,250
Inc.

PepsiCo, Inc.                     300,500                      12,301,719

Seagram Co. Ltd.                  400,700                      15,250,425

                                                               56,453,394

FOODS - 0.5%

Bestfoods                         384,600                      20,479,950

Corn Products International,      401,625                      12,199,359
Inc.

Heinz (H.J.) Co.                  393,500                      22,281,938

                                                               54,961,247

HOUSEHOLD PRODUCTS - 2.1%

Avon Products, Inc.               342,200                      15,142,350

Clorox Co.                        254,600                      29,740,463

Gillette Co.                      549,200                      26,533,225

Premark International, Inc.       25,000                       865,625

Procter & Gamble Co.              307,200                      28,051,200

Unilever NV                       12,400                       1,058,730

Unilever NV (NY shares)           800,000                      66,350,000

Unilever PLC                      6,821,600                    76,743,521

                                                               244,485,114

TOBACCO - 2.3%

Dimon, Inc.                       336,400                      2,501,975

Philip Morris Companies, Inc.     4,972,600                    266,034,100

RJR Nabisco Holdings Corp.        44,900                       1,332,969

                                                               269,869,044

TOTAL NONDURABLES                                              663,341,971

PRECIOUS METALS - 0.1%

Newmont Mining Corp.              605,600                      10,938,650

RETAIL & WHOLESALE - 3.1%

APPAREL STORES - 0.6%

Charming Shoppes, Inc. (a)        612,800                      2,642,700

Footstar, Inc. (a)                551,800                      13,795,000

Intimate Brands, Inc. Class A     171,900                      5,135,513

Limited, Inc. (The)               967,100                      28,166,788

Payless ShoeSource, Inc. (a)      136,000                      6,443,000

TJX Companies, Inc.               350,200                      10,155,800

                                                               66,338,801

GENERAL MERCHANDISE STORES -
2.5%

Consolidated Stores Corp. (a)     2,020,156                    40,781,904

Dayton Hudson Corp.               920,700                      49,947,975

Federated Department Stores,      656,400                      28,594,425
Inc. (a)

Hudson's Bay Co.                  605,600                      7,656,557

Hudson's Bay Co. (d)              302,500                      3,824,485

Sears, Roebuck & Co.              329,800                      14,016,500

Wal-Mart Stores, Inc.             1,824,400                    148,574,575

                                                               293,396,421



                                 SHARES                       VALUE (NOTE 1)

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Toys R Us, Inc. (a)               302,000                     $ 5,096,250

TOTAL RETAIL & WHOLESALE                                       364,831,472

SERVICES - 0.9%

LEASING & RENTAL - 0.2%

Ryder Systems, Inc.               675,300                      17,557,800

PRINTING - 0.3%

Donnelley (R.R.) & Sons Co.       568,400                      24,903,025

Wallace Computer Services,        440,500                      11,618,188
Inc.

                                                               36,521,213

SERVICES - 0.4%

ACNielsen Corp. (a)               636,000                      17,967,000

Dun & Bradstreet Corp.            368,800                      11,640,250

Manpower, Inc.                    397,300                      10,006,994

Modis Professional Services,      477,700                      6,926,650
Inc. (a)

                                                               46,540,894

TOTAL SERVICES                                                 100,619,907

TECHNOLOGY - 4.6%

COMPUTER SERVICES & SOFTWARE
- 1.0%

Electronic Data Systems Corp.     1,326,800                    66,671,700

First Data Corp.                  550,200                      17,434,463

IMS Health, Inc.                  85,000                       6,412,188

NCR Corp. (a)                     627,700                      26,206,475

                                                               116,724,826

COMPUTERS & OFFICE EQUIPMENT
- 2.7%

Compaq Computer Corp.             124,173                      5,207,505

International Business            472,600                      87,312,850
Machines Corp.

Pitney Bowes, Inc.                1,582,000                    104,510,875

Unisys Corp. (a)                  3,018,317                    103,943,292

Xerox Corp.                       61,000                       7,198,000

                                                               308,172,522

ELECTRONICS - 0.9%

AMP, Inc.                         435,602                      22,678,529

Motorola, Inc.                    1,154,300                    70,484,444

Texas Instruments, Inc.           174,400                      14,922,100

                                                               108,085,073

TOTAL TECHNOLOGY                                               532,982,421

TRANSPORTATION - 1.2%

AIR TRANSPORTATION - 0.1%

Viad Corp.                        275,800                      8,377,425

RAILROADS - 1.1%

Burlington Northern Santa Fe      1,991,200                    67,203,000
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

RAILROADS - CONTINUED

CSX Corp.                         1,199,000                   $ 49,758,500

Norfolk Southern Corp.            311,200                      9,861,150

                                                               126,822,650

TOTAL TRANSPORTATION                                           135,200,075

UTILITIES - 11.7%

ELECTRIC UTILITY - 3.2%

Allegheny Energy, Inc.            1,148,700                    39,630,150

American Electric Power Co.,      1,120,100                    52,714,706
Inc.

Central & South West Corp.        444,000                      12,182,250

CILCORP, Inc.                     152,300                      9,318,856

CINergy Corp.                     415,000                      14,265,625

CMP Group, Inc.                   568,400                      10,728,550

CMS Energy Corp.                  145,700                      7,057,344

Consolidated Edison, Inc.         473,450                      25,033,669

DPL, Inc.                         955,950                      20,672,419

Duke Energy Corp.                 390,700                      25,029,219

Entergy Corp.                     2,040,500                    63,510,563

Illinova Corp.                    52,200                       1,305,000

Niagara Mohawk Power Corp. (a)    1,434,200                    23,126,475

PG&E Corp.                        1,216,878                    38,331,657

Pinnacle West Capital Corp.       237,000                      10,042,875

Washington Water & Power Co.      707,500                      13,619,375

                                                               366,568,733

GAS - 0.5%

Questar Corp.                     1,221,400                    23,664,625

Sempra Energy                     1,437,584                    36,478,694

                                                               60,143,319

TELEPHONE SERVICES - 8.0%

ALLTEL Corp.                      508,900                      30,438,581

Ameritech Corp.                   1,692,700                    107,274,863

AT&T Corp.                        2,935,500                    220,896,375

Bell Atlantic Corp.               2,875,740                    163,377,979

BellSouth Corp.                   2,145,000                    106,981,875

GTE Corp.                         1,251,500                    84,398,031

MCI WorldCom, Inc. (a)            1,289,777                    92,541,500

Pathnet, Inc. warrants            520                          5,200
4/15/08 (a)(d)

SBC Communications, Inc.          1,852,100                    99,318,863

Sprint Corp. (FON Group)          312,500                      26,289,063

                                                               931,522,330

TOTAL UTILITIES                                                1,358,234,382

TOTAL COMMON STOCKS                                           10,748,878,999
(Cost $7,950,978,933)

PREFERRED STOCKS - 3.5%

                                 SHARES                       VALUE (NOTE 1)

CONVERTIBLE PREFERRED STOCKS
- 3.5%

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.2%

Monsanto Co. $1.625 ACES (a)      460,000                     $ 22,540,000

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Republic Industries, Inc.         219,200                      3,342,800
$1.55 ACES

FINANCE - 1.5%

CLOSED END INVESTMENT COMPANY
- 0.1%

Readers Digest Automatic          464,700                      11,820,806
Common Exchange Trust $1.93
TRACES

CREDIT & OTHER FINANCE - 0.4%

DECS Trust (Dimon) $2.008         93,000                       871,875

Federal-Mogul Financing Trust     89,700                       5,920,200
$3.50

Life Re Corp./Life Re Capital     39,400                       2,964,850
Trust II $3.96

Union Pacific Capital Trust:

$3.125 TIDES (d)                  384,500                      17,494,750

$3.125                            403,200                      18,345,600

WBK Trust $3.135 STRYPES          203,800                      6,432,438

                                                               52,029,713

INSURANCE - 0.6%

Aetna, Inc. Class C, $4.7578      760,000                      57,807,500
PRIDES

Conseco, Inc. $3.50 PRIDES        171,800                      6,689,463

                                                               64,496,963

SECURITIES INDUSTRY - 0.4%

Cincinnati Bell, Inc. $3.48       93,900                       6,220,875
DECS

Financial Security Assurance      840,700                      38,672,200
Holdings Ltd. $0.00 DECS

                                                               44,893,075

TOTAL FINANCE                                                  173,240,557

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications
Ltd. Series C:

$3.00 (d)                         183,200                      9,709,600

$3.00                             141,700                      7,510,100

                                                               17,219,700

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll Rand Co./Ingersoll      530,100                      10,602,000
Rand Finance $0.195 Growth
PRIDES

TOTAL INDUSTRIAL MACHINERY &                                   27,821,700
EQUIPMENT

MEDIA & LEISURE - 0.8%

BROADCASTING - 0.6%

Evergreen Media Corp. $3.00       187,200                      17,901,000
(d)

PREFERRED STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

MediaOne Group, Inc.:

$3.63 PIES                        249,900                     $ 16,618,350

Class D $2.25                     374,200                      35,549,000

                                                               70,068,350

ENTERTAINMENT - 0.2%

Premier Parks, Inc. $4.05 PIES    273,300                      16,193,025

PUBLISHING - 0.0%

Tribune Co. $1.75 DECS            102,300                      2,544,713

TOTAL MEDIA & LEISURE                                          88,806,088

RETAIL & WHOLESALE - 0.1%

GENERAL MERCHANDISE STORES -
0.1%

K mart Financing I $3.875         100,000                      5,793,750

TECHNOLOGY - 0.1%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Wang Laboratories, Inc.:

$3.25 (d)                         80,000                       4,480,000

$3.25                             157,600                      8,825,600

                                                               13,305,600

UTILITIES - 0.6%

ELECTRIC UTILITY - 0.4%

Houston Industries, Inc.          285,500                      30,370,063
$3.216 ACES

Texas Utilities Co. $1.6575       465,200                      22,179,806

                                                               52,549,869

TELEPHONE SERVICES - 0.2%

Qwest Trends Trust $2.04          393,000                      19,650,000
(a)(d)

TOTAL UTILITIES                                                72,199,869

TOTAL CONVERTIBLE PREFERRED                                    407,050,364
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

California Federal Preferred      31,590                       793,699
Capital Corp. $2.28

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

CSC Holdings, Inc. 11.125%        20,038                       2,234,237
pay-in-kind



                                 SHARES                       VALUE (NOTE 1)

PUBLISHING - 0.0%

PRIMEDIA, Inc. 8.625%             5,975                       $ 582,563

TOTAL MEDIA & LEISURE                                          2,816,800

TOTAL NONCONVERTIBLE                                           3,610,499
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                         410,660,863
(Cost $338,189,602)


CORPORATE BONDS - 1.7%

       MOODY'S RATINGS (UNAUDITED) (F)        PRINCIPAL AMOUNT (E)

CONVERTIBLE BONDS - 1.3%

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Liberty Property LP 8.3%          Ba2         $ 27,985,000                         34,456,531
7/1/01

DURABLES - 0.2%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Magna International, Inc.         Baa1         2,960,000                           3,041,400
4.875% 2/15/05 (d)

CONSUMER ELECTRONICS - 0.2%

Matsushita Electric
Industrial Co. Ltd.:

1.3% 3/29/02                      Aa2    JPY   452,000,000                         5,158,587

1.4% 3/31/04                      Aa2    JPY   209,000,000                         2,408,344

Sunbeam Corp. 0% 3/25/18 (d)      Caa2         60,290,000                          7,234,800

                                                                                   14,801,731

TOTAL DURABLES                                                                     17,843,131

FINANCE - 0.0%

INSURANCE - 0.0%

Loews Corp. 3.125% 9/15/07        A2           4,320,000                           3,447,900

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.0%

Jacor Communications, Inc. 0%     B3           3,370,000                           1,626,025
2/9/18

LODGING & GAMING - 0.0%

Hilton Hotels Corp. 5% 5/15/06    Baa3         1,820,000                           1,660,750

PUBLISHING - 0.3%

News America Holdings, Inc.       Baa3         48,470,000                          27,203,788
liquid yield option notes 0%
3/11/13

TOTAL MEDIA & LEISURE                                                              30,490,563

CORPORATE BONDS - CONTINUED

        MOODY'S RATINGS (UNAUDITED) (F)       PRINCIPAL AMOUNT (E)                VALUE (NOTE 1)

CONVERTIBLE BONDS - CONTINUED

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3          $ 820,000                           $ 762,600
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.2%

DRUG STORES - 0.1%

Rite Aid Corp. 5.25% 9/15/02      Baa2         4,270,000                           6,298,250
(d)

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Home Depot, Inc. 3.25% 10/1/01    A1           5,000,000                           13,125,000

TOTAL RETAIL & WHOLESALE                                                           19,423,250

TECHNOLOGY - 0.3%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Softkey International, Inc.       -            1,340,000                           1,316,550
5.5% 11/1/00 (d)

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Apple Computer, Inc. 6% 6/1/01    Caa1         8,100,000                           11,815,875

Quantum Corp. 7% 8/1/04           B2           7,730,000                           7,343,500

                                                                                   19,159,375

ELECTRONICS - 0.1%

Micron Technology, Inc. 7%        B2           17,163,000                          18,197,071
7/1/04

TOTAL TECHNOLOGY                                                                   38,672,996

TOTAL CONVERTIBLE BONDS                                                            145,096,971

NONCONVERTIBLE BONDS - 0.4%

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

GS Escrow Corp. 7% 8/1/03         Ba1          2,000,000                           1,959,840

Macsaver Financial Services,      Ba1          1,000,000                           800,000
Inc. 7.875% 8/1/03

                                                                                   2,759,840

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Tenet Healthcare Corp. 8.125%     Ba3          2,670,000                           2,736,750
12/1/08 (d)



       MOODY'S RATINGS (UNAUDITED) (F)        PRINCIPAL AMOUNT (E)                VALUE (NOTE 1)

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.1%

Adelphia Communications Corp.     B2          $ 1,970,000                         $ 2,176,850
9.875% 3/1/07

Century Communications Corp.      Ba3          1,720,000                           877,200
0% 1/15/08

CSC Holdings, Inc. 7.875%         Ba2          600,000                             610,320
2/15/18

Falcon Holding Group              B2           1,340,000                           901,150
LP/Falcon Funding Corp. 0%
4/15/10 (c)

FrontierVision Operating          B3           320,000                             355,600
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Iridium Operating LLC/Iridium     B3           1,010,000                           858,500
Capital Corp. 10.875% 7/15/05

NTL, Inc. 11.5% 10/1/08 (d)       B3           7,140,000                           7,675,500

Telewest PLC 0% 10/1/07 (c)       B1           1,780,000                           1,477,400

                                                                                   14,932,520

ENTERTAINMENT - 0.1%

Regal Cinemas, Inc. 8.875%        B3           3,340,000                           3,306,600
12/15/10 (d)

LODGING & GAMING - 0.0%

HMH Properties, Inc. 7.875%       Ba2          1,070,000                           1,037,900
8/1/08

RESTAURANTS - 0.0%

Dominos, Inc. 10.375% 1/15/09     B3           1,120,000                           1,125,600
(d)

TOTAL MEDIA & LEISURE                                                              20,402,620

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Revlon Consumer Products          B2           1,960,000                           1,940,400
Corp. 9% 11/1/06 (d)

RETAIL & WHOLESALE - 0.0%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Amazon.com, Inc. 0% 5/1/08 (c)    Caa2         1,110,000                           732,600

TECHNOLOGY - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications,        B2           770,000                             731,500
Inc. 8.6% 6/1/08

COMPUTER SERVICES & SOFTWARE
- 0.0%

ICG Services, Inc. 0% 5/1/08      -            1,590,000                           822,825
(c)

TOTAL TECHNOLOGY                                                                   1,554,325

CORPORATE BONDS - CONTINUED

        MOODY'S RATINGS (UNAUDITED) (F)        PRINCIPAL AMOUNT (E)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

Kitty Hawk, Inc. 9.95%            B1          $ 230,000                           $ 226,550
11/15/04

UTILITIES - 0.2%

CELLULAR - 0.1%

Nextel Communications, Inc.:

0% 9/15/07 (c)                    B2           5,010,000                           3,218,925

12% 11/1/08 (d)                   B2           2,090,000                           2,283,325

Teligent, Inc. 0% 3/1/08 (c)      Caa1         2,670,000                           1,321,650

                                                                                   6,823,900

TELEPHONE SERVICES - 0.1%

GST Network Funding, Inc. 0%      -            1,270,000                           577,850
5/1/08 (c)(d)

Hyperion Telecommunications,      B3           270,000                             274,050
Inc. 12.25% 9/1/04

Level 3 Communications, Inc.:

0% 12/1/08 (c)(d)                 B3           3,850,000                           2,237,813

9.125% 5/1/08                     B3           590,000                             584,838

McLeodUSA, Inc. 9.5% 11/1/08      B2           990,000                             1,049,400
(d)

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B3           2,780,000                           2,668,800

10.75% 11/15/08 (d)               B3           2,000,000                           2,040,000

Pathnet, Inc. 12.25% 4/15/08      -            520,000                             364,000

Qwest Communications              Ba1          1,530,000                           1,591,200
International, Inc. 7.5%
11/1/08 (d)

WinStar Communications, Inc.      Caa1         1,070,000                           759,700
0% 10/15/05 (c)

                                                                                   12,147,651

TOTAL UTILITIES                                                                    18,971,551

TOTAL NONCONVERTIBLE BONDS                                                         49,324,636

TOTAL CORPORATE BONDS                                                              194,421,607
(Cost $185,361,868)

CASH EQUIVALENTS - 2.3%

                                               SHARES

Taxable Central Cash Fund (b)                  271,538,170                         271,538,170
(Cost $271,538,170)

TOTAL INVESTMENT IN                                                                $ 11,625,499,639
SECURITIES - 100%
(Cost $8,746,068,573)


SECURITY TYPE ABBREVIATIONS

ACES -    Automatic Common
          Exchange Securities
DECS -    Dividend Enhanced
          Convertible Stock/Debt
          Exchangeable for Common
          Stock
PIES -    Premium Income Equity
          Securities
PRIDES -  Preferred Redeemable
          Increased Dividend Equity
          Securities
STRYPES - Structured Yield
          Product Exchangeable for
          Common Stock
TIDES -   Term Income Deferred
          Equity Securities
TRACES -  Trust Automatic
          Common Exchange Securities

CURRENCY ABBREVIATIONS

JPY -     Japanese yen

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $117,520,473 or 1.0% of net assets.

(e) Principal amount is stated in United States dollars unless otherwise noted.

(f) Standard & Poor's credit ratings are used in absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $3,706,679,024 and $2,991,080,069, respectively (see Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $677,840 for the period (see Note 4 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $5,708,000 and $4,529,000, respectively. The weighted average interest rate was 5.83% (see Note 6 of Notes to Financial Statements).

Transactions during the period with companies which are or were affiliates are as follows (see Note 8 of Notes to Financial
Statements):

                            PURCHASE  SALES        DIVIDEND  VALUE
AFFILIATE                   COST      COST         INCOME
Barr Laboratories Inc.      $ -       $ 4,465,000  $ -       $ -

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $8,753,668,981. Net unrealized appreciation aggregated $2,871,830,658, of which $3,347,376,386 related to appreciated investment securities and $475,545,728 related to depreciated investment securities.

The fund hereby designates approximately $223,549,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 11,625,499,639
value  (cost $8,746,068,573)
-  See accompanying schedule

Receivable for investments                    31,224,489
sold

Receivable for fund shares                    7,427,825
sold

Dividends receivable                          20,619,528

Interest receivable                           4,542,312

Other receivables                             948,955

 TOTAL ASSETS                                 11,690,262,748

LIABILITIES

Payable for investments        $ 39,376,437
purchased

Payable for fund shares         10,216,193
redeemed

Accrued management fee          4,578,709

Distribution fees payable       17,541

Other payables and  accrued     1,017,315
expenses

 TOTAL LIABILITIES                            55,206,195

NET ASSETS                                   $ 11,635,056,553

Net Assets consist of:

Paid in capital                              $ 8,215,650,418

Undistributed net investment                  172,284,861
income

Accumulated undistributed net                 367,592,260
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   2,879,529,014
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 11,635,056,553

INITIAL CLASS: NET ASSET                      $25.42
VALUE, offering price   and
redemption price per share
 ($11,409,911,604 (divided
by)    448,878,790 shares)

SERVICE CLASS: NET ASSET                      $25.39
VALUE, offering price,   and
redemption price per   share
($225,144,949 (divided by)
8,866,596 shares)


STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 212,486,031
Dividends

Interest                                        26,134,351

 TOTAL INCOME                                   238,620,382

EXPENSES

Management fee                   $ 54,109,035

Transfer agent fees               7,414,238

Distribution fees - Service       110,337
Class

Accounting fees and expenses      837,053

Non-interested trustees'          39,059
compensation

Custodian fees and expenses       324,994

Registration fees                 98,095

Audit                             60,950

Legal                             127,834

Interest                          2,935

Miscellaneous                     1,255,071

 Total expenses before            64,379,601
reductions

 Expense reductions               (877,451)     63,502,150

NET INVESTMENT INCOME                           175,118,232

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            378,025,807
(including realized gain
of $5,597,753 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (604,743)     377,421,064

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            616,998,569

 Assets and liabilities in        115,882       617,114,451
foreign currencies

NET GAIN (LOSS)                                 994,535,515

NET INCREASE (DECREASE) IN                     $ 1,169,653,747
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 871,310
 Expense reductions  Directed
 brokerage   arrangements

  Custodian credits                             6,141

                                               $ 877,451

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 175,118,232                 $ 140,172,499
income

 Net realized gain (loss)       377,421,064                   516,594,647

 Change in net unrealized       617,114,451                   1,401,296,210
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,169,653,747                 2,058,063,356
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (143,408,236)                 (119,523,328)
From net investment income

 From net realized gain         (510,364,604)                 (602,923,285)

 TOTAL DISTRIBUTIONS            (653,772,840)                 (722,446,613)

Share transactions - net        1,007,105,749                 1,815,363,131
increase (decrease)

  TOTAL INCREASE (DECREASE)     1,522,986,656                 3,150,979,874
IN NET ASSETS

NET ASSETS

 Beginning of period            10,112,069,897                6,961,090,023

 End of period (including      $ 11,635,056,553              $ 10,112,069,897
undistributed net investment
income of $172,284,861 and
$140,172,474, respectively)





OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                    YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial   64,328,671                   $ 1,568,020,907    81,081,134                   $ 1,787,907,743
Class  Sold

  Reinvested                 27,884,679                    652,780,343       36,487,203                    722,446,589

  Redeemed                   (59,592,607)                  (1,424,580,460)   (32,291,523)                  (700,239,679)

  Net increase (decrease)    32,620,743                   $ 796,220,790      85,276,814                   $ 1,810,114,653

 Service Class A  Sold       8,703,524                     212,310,778       222,682                       5,321,346

  Reinvested                 42,396                        992,496           -                             -

  Redeemed                   (98,817)                      (2,418,315)       (3,189)                       (72,868)

  Net increase (decrease)    8,647,103                    $ 210,884,959      219,493                      $ 5,248,478

Distributions From net                                    $ 143,190,527                                   $ 119,523,328
investment income  Initial
Class

  Service Class                                            217,709                                         -

  Total                                                   $ 143,408,236                                   $ 119,523,328

 From net realized gain                                   $ 509,589,817                                   $ 602,923,285
Initial Class

  Service Class                                            774,787                                         -

  Total                                                   $ 510,364,604                                   $ 602,923,285

                                                          $ 653,772,840                                   $ 722,446,613

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997          1996         1995         1994

Net asset value, beginning of    $ 24.28                   $ 21.03       $ 19.27      $ 15.35      $ 15.44
period

Income from Investment
Operations

 Net investment income            .38 C                     .36 C         .35          .41          .41

 Net realized and unrealized      2.31                      5.06          2.30         4.69         .64
gain (loss)

 Total from investment            2.69                      5.42          2.65         5.10         1.05
operations

Less Distributions

 From net investment income       (.34)                     (.36)         (.03)        (.40)        (.37)

 From net realized gain           (1.21)                    (1.81)        (.86)        (.78)        (.77)

 Total distributions              (1.55)                    (2.17)        (.89)        (1.18)       (1.14)

Net asset value, end of period   $ 25.42                   $ 24.28       $ 21.03      $ 19.27      $ 15.35

TOTAL RETURN B, F                 11.63%                    28.11%        14.28%       35.09%       7.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,409,912              $ 10,106,742  $ 6,961,090  $ 4,879,435  $ 2,284,412
(000 omitted)

Ratio of expenses to average      .58%                      .58%          .58%         .61%         .60%
net assets

Ratio of expenses to average      .57% E                    .57% E        .56% E       .61%         .58% E
net assets after expense
reductions

Ratio of net investment           1.58%                     1.65%         1.97%        2.56%        2.83%
income to average net assets

Portfolio turnover                28%                       44%           186%         87%          134%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 D

Net asset value, beginning of    $ 24.27                   $ 23.44
period

Income from Investment
Operations

 Net investment income C          .36                       .05

 Net realized and unrealized      2.31                      .78
gain (loss)

 Total from investment            2.67                      .83
operations

Less Distributions

 From net investment income       (.34)                     -

 From net realized gain           (1.21)                    -

 Total distributions              (1.55)                    -

Net asset value, end of period   $ 25.39                   $ 24.27

TOTAL RETURN B, F                 11.54%                    3.54%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 225,145                 $ 5,328
(000 omitted)

Ratio of expenses to average      .68%                      .68% A
net assets

Ratio of expenses to average      .67% E                    .65% A, E
net assets after expense
reductions

Ratio of net investment           1.51%                     1.63% A
income to average net assets

Portfolio turnover                28%                       44%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

F TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

Equity-Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the funds' original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedules of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other
Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .49% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC $110,337, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, payments made to third parties under the Plans amounted to $5,762,460 and $155,833 for the Initial Class and Service Class, respectively.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, each fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

7. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 15% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 30% of the total outstanding shares of the fund.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of the fund's schedule of investments.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund and the
Shareholders of Equity-Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity-Income Portfolio (a fund of Variable Insurance Products Fund) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Equity-Income Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS

The Board of Trustees of Equity-Income fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

              PAY DATE  RECORD DATE  DIVIDENDS  CAPITAL GAINS
Initial Class 2/5/99    2/5/99       $0.38      $0.84
Service Class 2/5/99    2/5/99       $0.38      $0.84

The Fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on September 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect the twelve nominees specified below as Trustees.

                 # OF              % OF
                 SHARES VOTED      SHARES VOTED
RALPH F. COX
Affirmative      401,524,778.836   98.101

Against

Withheld         7,772,673.400     1.899

Abstain

TOTAL            409,297,452.236   100.000

PHYLLIS BURKE DAVIS
Affirmative      401,416,312.395   98.074

Against

Withheld         7,881,139.841     1.926

Abstain

TOTAL            409,297,452.236   100.000

ROBERT M. GATES
Affirmative      401,314,653.818   98.050

Against

Withheld         7,982,798.418     1.950

Abstain

TOTAL            409,297,452.236   100.000

EDWARD C. JOHNSON 3D
Affirmative      401,512,704.305   98.098

Against

Withheld         7,784,747.931     1.902

Abstain

TOTAL            409,297,452.236   100.000

E. BRADLEY JONES
Affirmative      401,191,848.664   98.020

Against

Withheld         8,105,603.572     1.980

Abstain

TOTAL            409,297,452.236   100.000

DONALD J. KIRK
Affirmative      401,703,977.336   98.145

Against

Withheld         7,593,474.900     1.855

Abstain

TOTAL            409,297,452.236   100.000

                 # OF              % OF
                 SHARES VOTED      SHARES VOTED
PETER S. LYNCH
Affirmative      401,867,472.658   98.185

Against

Withheld         7,429,979.578     1.815

Abstain

TOTAL            409,297,452.236   100.000

WILLIAM O. MCCOY
Affirmative      401,613,434.545   98.123

Against

Withheld         7,684,017.691     1.877

Abstain

TOTAL            409,297,452.236   100.000

GERALD C. MCDONOUGH
Affirmative      401,164,702.938   98.013

Against

Withheld         8,132,749.298     1.987

Abstain

TOTAL            409,297,452.236   100.000

MARVIN L. MANN
Affirmative      401,553,141.991   98.108

Against

Withheld         7,744,310.245     1.892

Abstain

TOTAL            409,297,452.236   100.000

ROBERT C. POZEN
Affirmative      401,802,011.317   98.169

Against

Withheld         7,495,440.919     1.831

Abstain

TOTAL            409,297,452.236   100.000

THOMAS R. WILLIAMS
Affirmative      401,332,050.029   98.054

Against

Withheld         7,965,402.207     1.946

Abstain

TOTAL            409,297,452.236   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     391,001,619.635   95.530

Against         3,360,885.653     .821

Withheld

Abstain         14,934,946.948    3.649

TOTAL           409,297,452.236   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     381,226,321.852   93.142

Against         8,458,731.723     2.066

Withheld

Abstain         19,612,398.661    4.792

TOTAL           409,297,452.236   100.000

PROPOSAL 4

To approve an amended management contract for the fund.

                 # OF             % OF
                SHARES VOTED      SHARES VOTED
Affirmative     379,191,394.743   92.644

Against         8,488,959.227     2.074

Withheld

Abstain         21,617,098.266    5.282

TOTAL           409,297,452.236   100.000

PROPOSAL 7

To amend the fundamental investment limitation concerning diversification for the fund.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     376,766,469.944   92.052

Against         8,933,449.348     2.183

Withheld

Abstain         23,597,532.944    5.765

TOTAL           409,297,452.236   100.000





INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

OFFICERS

Edward C. Johnson 3d, PRESIDENT

Robert C. Pozen, SENIOR VICE PRESIDENT

Richard A. Spillane, Jr., VICE PRESIDENT

Stephen R. Petersen, VICE PRESIDENT

Eric D. Roiter, SECRETARY

Richard A. Silver, TREASURER

Matthew N. Karstetter, DEPUTY TREASURER

John H. Costello, ASSISTANT TREASURER

Leonard M. Rush, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

VIPEI-ANN-0299   70376
1.540027.101




VARIABLE INSURANCE PRODUCTS
FUND: HIGH INCOME PORTFOLIO

(2_FIDELITY_LOGOS) (registered trademark)

ANNUAL REPORT
DECEMBER 31, 1998

CONTENTS

MARKET ENVIRONMENT          3   A review of what happened in
                                world markets during the
                                past 12 months.

PERFORMANCE AND INVESTMENT  4   How the fund has done over
SUMMARY                         time, and an overview of the
                                fund's investments at the
                                end of the period.

FUND TALK                   5   The manager's review of fund
                                performance, strategy  and
                                outlook.

INVESTMENTS                 6   A complete list of the fund's
                                investments with their
                                market values.

FINANCIAL STATEMENTS        17  Statements of assets and
                                liabilities, operations, and
                                 changes in net assets, as
                                well as financial highlights.

NOTES                       20  Notes to the financial
                                statements.

REPORT OF INDEPENDENT       23  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS               24

PROXY VOTING RESULTS        25

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

MARKET ENVIRONMENT

Demonstrating erratic mood swings throughout the period, the sometimes gloomy, sometimes exuberant, oftentimes volatile worldwide stock and bond markets in 1998 will long be remembered for their turbulent behavior. When all was said and done, the U.S. and European stock markets posted impressive returns for the year. Most U.S. bond markets experienced positive - albeit moderate - performance, with U.S. Treasuries ending the year as the overall front-runner. Economic and currency turmoil continued to plague stock and bond performance in Asia and, in particular, emerging markets.

U.S. STOCK MARKETS

The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 28.58% for the 12 months that ended December 31, 1998, well above the index's long-term average annual return of about 12%. For the first time in its history, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted double-digit percentage gains in four consecutive years, thanks to an 18.07% increase for the year. Large-cap stocks - particularly in the technology sector - led the U.S. equity market's charge, as once again investors preferred the liquidity and the perceived safety of owning what they know. Small-cap stocks - in comparison - took a beating. The Russell 2000 Index - a popular measure of small stock performance - fell -2.55% for the year.

Throughout the period, the U.S. enjoyed a strong economy. Unemployment averaged 4.5% for the year, the lowest since 1969 and the lowest peacetime level in 41 years. Inflation levels also were low, while interest-rates were stable. In comparison to the economy's relative tranquility, the U.S. stock markets were fluctuating wildly. To illustrate, the Dow typically had fewer than five swings of 5% in each year since 1946. In 1998 alone, the Dow experienced 10 such swings. Much of these gyrations were due to fears about Asia's economic woes, Russia's currency devaluation and loan defaults, and the subsequent consequences on emerging markets. On August 31, the Dow plunged 512.61 points - a loss that erased all previous gains for the year to that point. Faced with global economic chaos, investors began fleeing the equity markets in droves, searching for safer, less volatile havens, particularly U.S. Treasuries. To address the lack of confidence in domestic and global equity markets, the U.S. Federal Reserve Board stepped in with three separate 0.25% interest-rate cuts during the fall. Those cuts helped boost confidence in the U.S. economy, and stocks began to quickly ascend to their former lofty levels, culminating in a new Dow record of 9374.27 on November 23, 1998.

On a sector-by-sector basis, technology stocks reigned supreme in 1998, thanks in large part to the skyrocketing Internet industry. For the year, nine of the top 10 best-performing stocks in the S&P 500 were technology stocks. The health care sector was another big winner. Pharmaceuticals helped drive the strong performance of the health care industry, as a slew of new products was rushed to the market sooner than normal thanks to streamlined approval regulations.

Natural resources, on the other hand, suffered tremendously. Overproduction and poor demand caused oil's price per barrel to plunge considerably. Gold prices also were down in 1998. The financial sector
- a top performer for several years - found 1998 to be a challenge. The financial crises overseas and credit concerns contributed to the poor showing of many brokerage and investment management firms.

FOREIGN STOCK MARKETS

Foreign stock markets posted mixed results in 1998. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australasia, and the Far East - returned 20.27% in 1998. Europe posted the most consistently strong equity markets when compared to other regions, with the MSCI Europe Index up 28.87% for the year. The much-maligned Japanese stock market ended the year on a positive note, thanks in part to long-awaited government intercession on the ailing banking sector's behalf. For the year, the Tokyo Stock Exchange Index (TOPIX) was up 7.76%. 1998 proved to be disastrous for emerging markets. The MSCI Emerging Markets Free Index suffered a -25.34% loss during the period, as the Asian crisis and Russia's currency devaluation and loan defaults played havoc with Latin America, Brazil, Thailand and other emerging-market nations.

U.S. BOND MARKETS

In a year as volatile as 1998, it's not surprising that the performance of the U.S bond market was mostly positive. Still, most of the major bond indexes trailed their returns of 1997, as investors continued to seek out the high returns found in the equity markets. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market - posted a total return of 8.69%. The Lehman Brothers Corporate Bond Index returned 8.57% in 1998. General U.S. Treasury funds were the safe haven of choice in 1998, benefiting from the flight to safety as investors worldwide reacted to global economic concerns. As a result, the yield on the benchmark 30-year Treasury fell to its lowest levels in three decades, tumbling to 5.09% at the end of the period compared to 5.92% at the start of the year.

FOREIGN BOND MARKETS

Typically, continued low inflation and economic growth in the U.S. would help provide a positive backdrop for U.S.-based bonds relative to most foreign bonds. But there was nothing typical about 1998. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned an impressive 15.30% for the 12 months that ended December 31, 1998. Many European nations - particularly France, Italy and Spain - boasted strong performance that helped drive the index's overall return. Not all was rosy in the international bond market, however. In stark contrast to the developed world, the often-volatile emerging debt markets experienced a particularly difficult year, illustrated by the J.P. Morgan Emerging Markets Bond Index return of -11.04% during the period. Once again, the impact of financial and economic woes in Asia and Russia was the primary contributor to the poor performance of emerging markets.

VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31,   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: HIGH INCOME - "INITIAL  -4.33%       8.80%         11.08%
CLASS"

ML High Yield Master         3.66%        9.01%         11.08%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER 10 YEARS
             VIP High Income             ML High Yield Master
             00152                       ML002
  1988/12/31      10000.00                    10000.00
  1989/01/31      10240.31                    10149.97
  1989/02/28      10290.68                    10218.17
  1989/03/31      10158.45                    10209.08
  1989/04/30      10045.94                    10239.21
  1989/05/31      10231.56                    10427.71
  1989/06/30      10524.61                    10575.45
  1989/07/31      10455.32                    10625.53
  1989/08/31      10394.68                    10678.02
  1989/09/30      10030.97                    10576.36
  1989/10/31       9600.93                    10409.07
  1989/11/30       9609.02                    10432.40
  1989/12/31       9582.68                    10422.97
  1990/01/31       9370.86                    10219.26
  1990/02/28       9226.57                    10070.44
  1990/03/31       9129.22                    10206.57
  1990/04/30       9156.26                    10258.42
  1990/05/31       9344.40                    10443.72
  1990/06/30       9491.59                    10646.06
  1990/07/31       9638.20                    10871.03
  1990/08/31       9476.97                    10454.87
  1990/09/30       9252.25                    10000.17
  1990/10/31       9027.74                     9745.69
  1990/11/30       9239.49                     9828.25
  1990/12/31       9368.69                     9969.87
  1991/01/31       9567.46                    10110.80
  1991/02/28      10097.51                    10861.26
  1991/03/31      10455.30                    11328.25
  1991/04/30      10826.33                    11731.66
  1991/05/31      10985.35                    11788.95
  1991/06/30      11223.87                    12026.11
  1991/07/31      11647.92                    12314.26
  1991/08/31      11806.93                    12573.08
  1991/09/30      12071.96                    12733.22
  1991/10/31      12482.75                    13111.60
  1991/11/30      12588.76                    13263.05
  1991/12/31      12655.02                    13417.13
  1992/01/31      13330.84                    13886.24
  1992/02/29      13814.85                    14231.11
  1992/03/31      14261.42                    14429.67
  1992/04/30      14362.26                    14534.70
  1992/05/31      14535.12                    14766.53
  1992/06/30      14693.58                    14950.00
  1992/07/31      14981.69                    15252.91
  1992/08/31      15298.61                    15454.84
  1992/09/30      15457.08                    15630.94
  1992/10/31      15226.59                    15433.52
  1992/11/30      15413.86                    15652.09
  1992/12/31      15586.72                    15853.63
  1993/01/31      16004.48                    16244.00
  1993/02/28      16277.49                    16551.48
  1993/03/31      16653.12                    16838.43
  1993/04/30      16762.68                    16959.30
  1993/05/31      17013.10                    17187.59
  1993/06/30      17451.34                    17510.51
  1993/07/31      17623.51                    17698.72
  1993/08/31      17811.33                    17867.44
  1993/09/30      17873.93                    17955.60
  1993/10/31      18296.52                    18293.84
  1993/11/30      18468.69                    18393.89
  1993/12/31      18766.06                    18577.82
  1994/01/31      19392.12                    18984.95
  1994/02/28      19368.87                    18848.42
  1994/03/31      18716.38                    18234.20
  1994/04/30      18527.49                    18021.12
  1994/05/31      18561.84                    17956.91
  1994/06/30      18493.15                    18023.01
  1994/07/31      18561.84                    18149.70
  1994/08/31      18561.84                    18275.77
  1994/09/30      18699.20                    18268.85
  1994/10/31      18527.49                    18315.28
  1994/11/30      18372.96                    18159.48
  1994/12/31      18458.81                    18361.47
  1995/01/31      18664.86                    18620.92
  1995/02/28      19305.47                    19201.92
  1995/03/31      19545.87                    19469.15
  1995/04/30      20119.11                    19924.99
  1995/05/31      20636.88                    20547.49
  1995/06/30      20692.36                    20704.43
  1995/07/31      21191.64                    20941.13
  1995/08/31      21358.07                    21068.22
  1995/09/30      21709.41                    21309.27
  1995/10/31      21912.82                    21460.32
  1995/11/30      22023.77                    21669.80
  1995/12/31      22282.66                    22017.64
  1996/01/31      22800.43                    22365.37
  1996/02/29      23177.02                    22399.05
  1996/03/31      23116.13                    22338.21
  1996/04/30      23461.15                    22348.33
  1996/05/31      23785.87                    22509.51
  1996/06/30      23907.64                    22644.72
  1996/07/31      23826.46                    22798.46
  1996/08/31      24171.48                    23033.90
  1996/09/30      24881.81                    23528.10
  1996/10/31      24800.63                    23785.95
  1996/11/30      25064.46                    24266.84
  1996/12/31      25409.48                    24453.57
  1997/01/31      25754.50                    24641.50
  1997/02/28      26221.65                    24987.16
  1997/03/31      25407.04                    24709.65
  1997/04/30      25803.33                    24990.88
  1997/05/31      26882.14                    25488.12
  1997/06/30      27366.51                    25882.67
  1997/07/31      28357.25                    26503.80
  1997/08/31      28599.43                    26444.17
  1997/09/30      29612.19                    26895.66
  1997/10/31      29347.99                    27074.16
  1997/11/30      29568.15                    27316.63
  1997/12/31      29898.40                    27589.75
  1998/01/31      30580.91                    27993.91
  1998/02/28      30812.25                    28116.20
  1998/03/31      31457.27                    28358.50
  1998/04/30      31581.31                    28493.20
  1998/05/31      31358.04                    28677.53
  1998/06/30      31333.23                    28833.67
  1998/07/31      31506.89                    28998.10
  1998/08/31      27611.94                    27746.80
  1998/09/30      27339.05                    27802.15
  1998/10/31      26594.79                    27338.36
  1998/11/30      28777.94                    28590.85
  1998/12/31      28604.28                    28600.34
IMATRL PRASUN   SHR__CHT 19981231 19990111 120454 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: High Income Portfolio on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $28,604 - a 186.04% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,600 - a 186.00% increase.

INVESTMENT SUMMARY

TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1998

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS
EQUIVALENTS)

Nextel Communications, Inc.     3.6

CSC Holdings, Inc.              2.7

Millicom International          2.5
Cellular SA

NEXTLINK Communications, Inc.   2.4

NTL, Inc.                       2.2

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

UTILITIES                       26.8

MEDIA & LEISURE                 25.8

BASIC INDUSTRIES                6.3

TECHNOLOGY                      5.6

RETAIL & WHOLESALE              4.8

QUALITY DIVERSIFICATION AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

Aaa, Aa, A                      0.0

Baa                             0.2

Ba                              6.6

B                               46.5

Caa, Ca, C                      15.5

Not Rated                       8.2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1998 ACCOUNT FOR 8.2% OF THE FUND'S INVESTMENTS.

VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Barry Coffman)

An interview with Barry Coffman, Portfolio Manager of High Income
Portfolio

Q. HOW DID THE FUND PERFORM, BARRY?

A. For the 12-month period that ended December 31, 1998, the fund lagged the 3.66% return of its benchmark - the Merrill Lynch High
Yield Master Index.

Q. WHY DID THE FUND LAG ITS BENCHMARK?

A. The fund's lag can be attributed to two main factors. First, the fund had a large weighting - relative to the index - in bonds that carried a credit rating of B, which are the lower-quality securities in the high-yield market. After outpacing their higher-quality counterparts through July, a global flight to quality caused lower-rated securities to underperform from August through the end of the year. Turbulence across world markets sparked a search for the safety and liquidity of U.S. Treasury bonds and prompted investors to shun stocks and riskier types of bonds. The deepening investor gloom had a disproportionately negative effect on high-yield bonds, with lower-quality securities suffering the biggest losses. Another reason that the fund lagged was its relatively large stake in zero coupon bonds. These securities make no interest payments, but instead are sold at a discount to their face value and provide returns by gradually appreciating to that face value. For a variety of technical and fundamental reasons - including the fact that they are not as liquid, or easily traded - zeros lagged bonds that pay interest during the high-yield market's downturn that began in August.

Q. HOW DID THE FUND'S TELECOMMUNICATIONS HOLDINGS - INCLUDING CELLULAR AND TELEPHONE SERVICES COMPANIES - PERFORM AGAINST THIS BACKDROP?

A. Most of the fund's telecommunications companies themselves continued to perform well from a fundamental perspective, although their high-yield securities underperformed. Because many telecommunications companies are high-growth, capital-intensive companies, they tend to be large issuers of lower-rated securities that do not pay current interest - including zero coupon bonds and payment-in-kind preferred stocks, and they were hurt disproportionately during the last half of 1998 as a result. In addition, some market participants worried that, given the difficult market environment, telecommunications companies would have difficulty raising the additional capital needed to fund their future growth. Despite the fact that the last several months of 1998 proved to be a somewhat rocky time for them, I continued to hold onto most of the fund's telecommunications investments such as Nextel, Millicom and NEXTLINK. I believe that the emerging telecommunications companies held by the fund will continue to experience healthy growth because the demand for their services should remain healthy even with slower economic growth. Furthermore, the majority of the fund's emerging telecommunications companies were very aggressive in raising capital when the market was strong, and they have raised sufficient capital to fund their business plans well into the year 2000.

Q. WERE THERE DISAPPOINTMENTS OUTSIDE THE TELECOMMUNICATIONS SECTOR DURING THE YEAR?

A. In the first half of the year, Renaissance Cosmetics proved to be a disappointment, due to the combination of a weak environment for mass-market fragrances and a badly timed acquisition. More recently, securities issued by Cellnet Data Systems, a wireless data communications company, declined when the company disappointed investors with news that it wasn't adding customers as quickly as it had originally forecast and with concerns over its ability to raise capital.

Q. WHAT WERE SOME BRIGHT SPOTS FOR THE FUND?

A. The fund's cable company holdings performed well during the period in large part because the value of cable companies was highlighted by AT&T's acquisition of TCI and Microsoft's investment in Comcast. Thanks to that development, and its own continued strong operations, Cablevision performed quite well throughout the entire year. Our preferred-stock holdings in Time Warner also performed well when they were redeemed by the company at a profit to the fund. A wave of industry consolidation also boosted many of our supermarket holdings, most specifically Pathmark and Fred Meyer.

Q. WHAT'S YOUR OUTLOOK FOR THE HIGH-YIELD MARKET?

A. Barring a U.S. recession, which I don't foresee in the near term, high-yield bonds could post decent performance in 1999. As a result of the high-yield market's downturn in the last months of 1998, high-yield bonds are priced quite attractively against a backdrop of slow but steady economic growth. In addition, I believe that the high-yield market could benefit from more merger and acquisition activity next year.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark)FUND FACTS
GOAL: to seek high current income by
investing primarily in all types of
income-producing debt securities

START DATE: September 19, 1985

SIZE: as of December 31, 1998, more than $2.4 billion

MANAGER: Barry Coffman, since 1990; joined
Fidelity in 1986

VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 76.3%

     MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

CONVERTIBLE BONDS - 0.9%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Cymer, Inc. 3.5% 8/6/04 (c)       -         $ 3,940,000                       $ 2,890,975

MEDIA & LEISURE - 0.4%

LODGING & GAMING - 0.4%

Signature Resorts, Inc. 5.75%     Caa1       13,355,000                        9,682,375
1/15/07

RETAIL & WHOLESALE - 0.4%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

Corporate Express, Inc. 4.5%      B3         10,000,000                        8,400,000
7/1/00

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc.      -          630,000                           541,800
0% 12/15/05 (b)(d)

TOTAL CONVERTIBLE BONDS                                                        21,515,150

NONCONVERTIBLE BONDS - 75.4%

AEROSPACE & DEFENSE - 0.2%

SHIP BUILDING & REPAIR - 0.2%

Newport News Shipbuilding,        B1         4,650,000                         4,917,375
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 6.0%

CHEMICALS & PLASTICS - 1.7%

Huntsman Corp.:

9.5% 7/1/07 (d)                   B2         26,470,000                        26,403,825

9.5% 7/1/07 (d)                   -          7,100,000                         7,082,250

Koppers Industries, Inc.          B2         7,745,000                         7,512,650
9.875% 12/1/07

                                                                               40,998,725

IRON & STEEL - 0.9%

GS Technologies Operating,        B2         3,490,000                         2,338,300
Inc. 12.25% 10/1/05

Neenah Corp. 11.125% 5/1/07       B3         7,490,000                         7,695,975
(d)

WHX Corp. 10.5% 4/15/05           B3         13,650,000                        12,421,500

                                                                               22,455,775

METALS & MINING - 1.2%

Doe Run Resources Corp.:

11.25% 3/15/05                    B3         1,680,000                         1,360,800

11.6963% 3/15/03 (e)              B3         3,880,000                         3,065,200

Interlake Corp. 12.125% 3/1/02    B3         12,265,000                        12,510,300



     MOODY'S RATINGS (UNAUDITED) (H)        PRINCIPAL AMOUNT                  VALUE (NOTE 1)

Kaiser Aluminum & Chemical
Corp.:

Series B 10.875% 10/15/06         B1        $ 270,000                         $ 272,700

Series D 10.875% 10/15/06         B1         3,680,000                         3,716,800

12.75% 2/1/03                     B2         8,870,000                         8,670,425

                                                                               29,596,225

PAPER & FOREST PRODUCTS - 2.2%

Advance Agro PCL 13% 11/15/07     B3         1,250,000                         1,012,500
(d)

Ainsworth Lumber Co. Ltd.         B3         3,730,000                         3,683,375
12.5% 7/15/07  pay-in-kind

APP Finance II Mauritius Ltd.     Caa        11,785,000                        6,128,200
12% 3/15/04

Container Corp. of America        B2         1,690,000                         1,711,125
gtd. 9.75% 4/1/03

Doman Industries Ltd. yankee      B1         3,730,000                         2,797,500
8.75% 3/15/04

Indah Kiat Finance  Mauritius     Caa1       8,320,000                         4,492,800
Ltd.  10% 7/1/07

Indah Kiat International          Caa1       1,700,000                         1,122,000
Finance Co. BV 12.5% 6/15/06

Mail-Well Corp. 10.5% 2/15/04     B+         1,640,000                         1,681,000

Millar Western Forest             B3         12,935,000                        9,571,900
Products Ltd. 9.875% 5/15/08

Pindo Deli Finance Mauritius      Caa1       3,740,000                         1,870,000
Ltd. 10.25% 10/1/02

Stone Container Corp.:

10.75% 10/1/02                    B1         6,965,000                         7,173,950

12.58% 8/1/16 (e)                 B2         1,150,000                         1,219,000

Tembec Finance Corp. yankee       Ba3        4,865,000                         5,083,925
9.875% 9/30/05

Tjiwi Kimia Finance Mauritius     Caa1       4,500,000                         2,385,000
Ltd. 10% 8/1/04

Tjiwi Kimia International         Caa1       4,500,000                         2,970,000
Finance Co. 13.25% 8/1/01

                                                                               52,902,275

TOTAL BASIC INDUSTRIES                                                         145,953,000

CONSTRUCTION & REAL ESTATE -
1.4%

BUILDING MATERIALS - 0.7%

American Standard  Cos., Inc.:

7.375% 2/1/08                     Ba3        3,270,000                         3,278,175

7.625% 2/15/10                    Ba3        1,400,000                         1,403,500

CORPORATE BONDS - CONTINUED

     MOODY'S RATINGS (UNAUDITED) (H)        PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

BUILDING MATERIALS - CONTINUED

International Utility             Caa1      $ 7,000,000                       $ 6,580,000
Structures, Inc. 10.75%
2/1/08

Schuff Steel Co. 10.5% 6/1/08     B3         5,850,000                         5,089,500

                                                                               16,351,175

REAL ESTATE - 0.5%

LNR Property Corp. 9.375%         B1         14,395,000                        13,819,200
3/15/08

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

Ocwen Asset Investment Corp.      -          5,520,000                         4,250,400
11.5% 7/1/05 (d)

TOTAL CONSTRUCTION & REAL                                                      34,420,775
ESTATE

DURABLES - 2.7%

AUTOS, TIRES, & ACCESSORIES -
1.2%

Blue Bird Body Co. 10.75%         B2         4,475,000                         4,609,250
11/15/06

Breed Technologies, Inc.          B3         9,800,000                         8,575,000
9.25% 4/15/08 (d)

Federal-Mogul Corp. 7.875%        Ba2        2,800,000                         2,864,680
7/1/10

Morris Material Handling,         B2         16,280,000                        12,047,200
Inc. 9.5% 4/1/08

                                                                               28,096,130

HOME FURNISHINGS - 0.2%

Omega Cabinets Ltd. 10.5%         B3         5,060,000                         4,971,450
6/15/07

TEXTILES & APPAREL - 1.3%

Cluett American Corp. 10.125%     B3         4,210,000                         3,978,450
5/15/08

Nine West Group, Inc. 8.375%      Ba2        220,000                           213,400
8/15/05

Polymer Group, Inc.  9% 7/1/07    B2         9,060,000                         8,969,400

Synthetic Industries, Inc.        B2         11,770,000                        12,005,400
9.25% 2/15/07

Worldtex, Inc. 9.625% 12/15/07    B1         8,905,000                         7,747,350

                                                                               32,914,000

TOTAL DURABLES                                                                 65,981,580

ENERGY - 4.0%

COAL - 0.7%

P&L Coal Holdings Corp.:

8.875% 5/15/08                    Ba3        2,560,000                         2,611,200

9.625% 5/15/08                    B2         13,290,000                        13,522,575

                                                                               16,133,775



      MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

ENERGY SERVICES - 1.0%

Bayard Drilling Technologies,     B2        $ 2,490,000                       $ 2,739,000
Inc. 11% 6/30/05

DI Industries, Inc. 8.875%        B1         2,655,000                         1,924,875
7/1/07

Grey Wolf, Inc. 8.875% 7/1/07     B1         3,000,000                         2,175,000

Ocean Rig Norway AS 10.25%        B3         8,100,000                         6,318,000
6/1/08

Pride Petroleum Services,         Ba3        7,020,000                         6,528,600
Inc. 9.375% 5/1/07

R&B Falcon Corp. 9.5%             Ba1        5,800,000                         5,800,000
12/15/08 (d)

                                                                               25,485,475

OIL & GAS - 2.3%

Belco Oil & Gas Corp. 8.875%      B1         950,000                           859,750
9/15/07

Canadian Forest Oil Ltd.          B2         7,110,000                         6,327,900
8.75% 9/15/07

Chesapeake Energy Corp.           B3         9,960,000                         7,470,000
9.625% 5/1/05

Cross Timbers Oil Co. 9.25%       B2         530,000                           490,250
4/1/07

Great Lakes Carbon Corp.:

 0% 5/15/09 (b)                   Caa1       11,115,000                        5,668,650

 10.25% 5/15/08 pay-in-kind       B3         4,950,000                         4,987,125

HS Resources, Inc. 9.25%          B2         530,000                           503,500
11/15/06

Hurricane Hydrocarbons Ltd.       Caa2       4,680,000                         2,340,000
11.75% 11/1/04 (d)

Ocean Energy, Inc.:

8.375% 7/1/08                     B1         8,450,000                         7,900,750

10.375% 10/15/05                  B2         1,280,000                         1,321,600

Plains Resources, Inc.:

Series D, 10.25% 3/15/06          B2         2,770,000                         2,797,700

10.25% 3/15/06                    B2         8,140,000                         8,221,400

Seven Seas Petroleum, Inc.        Caa1       4,210,000                         2,105,000
12.5% 5/15/05

Southwest Royalties, Inc.         Caa2       1,630,000                         733,500
10.5% 10/15/04

Vintage Petroleum, Inc. 9%        B1         4,580,000                         4,488,400
12/15/05

                                                                               56,215,525

TOTAL ENERGY                                                                   97,834,775

FINANCE - 2.4%

CREDIT & OTHER FINANCE - 2.4%

Anthony Crane Rentals             B3         6,290,000                         6,006,950
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08 (d)

Arcadia Financial Ltd. 11.5%      B2         6,630,000                         4,972,500
3/15/07

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

ContiFinancial Corp. 8.125%       B1        $ 2,410,000                       $ 1,638,800
4/1/08

Delta Financial Corp. 9.5%        B3         1,170,000                         982,800
8/1/04

Imperial Credit Capital Trust     B2         4,870,000                         3,701,200
I 10.25% 6/14/02

Imperial Credit Industries        B2         17,470,000                        13,451,900
9.875% 1/15/07

Macsaver Financial Services,      Ba1        630,000                           453,600
Inc. 7.6% 8/1/07

Ocwen Capital Trust 10.875%       B2         6,520,000                         5,216,000
8/1/27

Olympic Financial Ltd. 11.5%      B2         6,250,000                         4,687,500
3/15/07

ORBCOMM Global LP/ORBCOMM         B3         7,121,000                         7,334,630
Capital Co. 14% 8/15/04

Time Warner Telecom LLC/Time      B2         8,840,000                         9,083,100
Warner Telecom, Inc. 9.75%
7/15/08

                                                                               57,528,980

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP 14% 6/10/02 (d)      -          73,430                            73,246

TOTAL FINANCE                                                                  57,602,226

HEALTH - 2.1%

MEDICAL EQUIPMENT & SUPPLIES
- 0.5%

Graham-Field Health Products,     Caa1       1,730,000                         1,141,800
Inc. 9.75% 8/15/07

Wright Medical Technology,        Caa3       18,650,000                        9,791,250
Inc. 11.75% 7/1/00 (e)

                                                                               10,933,050

MEDICAL FACILITIES MANAGEMENT
- 1.6%

Fountain View, Inc. 11.25%        Caa1       7,330,000                         6,377,100
4/15/08

Harborside Healthcare Corp.       B3         10,250,000                        4,971,250
0% 8/1/08 (b)

Oxford Health Plans, Inc. 11%     Caa1       11,100,000                        10,434,000
5/15/05 (d)

Tenet Healthcare Corp. 8.125%     Ba3        16,160,000                        16,564,000
12/1/08 (d)

                                                                               38,346,350

TOTAL HEALTH                                                                   49,279,400



      MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.6%

ELECTRICAL EQUIPMENT - 1.7%

Advanced Lighting                 B2        $ 5,330,000                       $ 4,823,650
Technologies, Inc. 8%
3/15/08 (d)

Motors & Gears, Inc. 10.75%       B3         30,540,000                        31,303,500
11/15/06

Telex Communications, Inc.        B2         7,490,000                         6,591,200
10.5% 5/1/07

                                                                               42,718,350

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Bucyrus International, Inc.       B1         170,000                           141,950
9.75% 9/15/07

Continental Global Group,         B2         2,320,000                         1,983,600
Inc. 11% 4/1/07

Thermadyne Holdings Corp. 0%      Caa1       11,470,000                        5,046,800
6/1/08 (b)

Thermadyne Manufacturing LLC      B3         5,460,000                         4,968,600
9.875% 6/1/08

                                                                               12,140,950

POLLUTION CONTROL - 1.4%

Allied Waste North America,
Inc.:

7.625% 1/1/06 (d)                 Ba2        6,680,000                         6,763,500

7.875% 1/1/09 (d)                 Ba2        10,620,000                        10,752,750

Envirosource, Inc.  9.75%         B3         17,476,000                        15,815,780
6/15/03

                                                                               33,332,030

TOTAL INDUSTRIAL MACHINERY &                                                   88,191,330
EQUIPMENT

MEDIA & LEISURE - 21.1%

BROADCASTING - 13.6%

ACME Television LLC/ACME          B3         13,470,000                        10,742,325
Financial Corp. 0% 9/30/04
(b)

Adelphia Communications Corp.:

9.5% 2/15/04 pay-in-kind          B2         14,541,518                        14,867,103

9.875% 3/1/05                     B2         1,000,000                         1,090,000

9.875% 3/1/07                     B2         1,000,000                         1,105,000

American Mobile Satellite         -          4,180,000                         2,591,600
Corp. 12.25% 4/1/08

Ascent Entertainment Group,       B3         16,195,000                        9,717,000
Inc. 0% 12/15/04 (b)

CapStar Broadcasting              B3         3,200,000                         2,624,000
Partners, Inc. 0% 2/1/09 (b)

Chancellor Media Corp.:

8% 11/1/08 (d)                    Ba2        10,990,000                        11,209,800

9% 10/1/08 (d)                    B1         5,865,000                         6,172,913

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

CSC Holdings, Inc.:

9.25% 11/1/05                     B1        $ 1,250,000                       $ 1,337,500

9.875% 5/15/06                    B1         4,000,000                         4,380,000

Echostar Satellite                B3         2,810,000                         2,810,000
Broadcasting Corp. 0%
3/15/04 (b)

International Cabletel, Inc.      B3         24,365,000                        19,735,650
0% 2/1/06 (b)

Iridium Operating LLC/Iridium
 Capital Corp.:

10.875% 7/15/05                   B3         25,100,000                        21,335,000

11.25% 7/15/05                    B3         13,790,000                        11,859,400

Metromedia Fiber Network,         B2         14,040,000                        14,426,100
Inc. 10% 11/15/08 (d)

NTL, Inc.:

0% 4/1/08 (b)                     B3         48,485,000                        29,939,488

10% 2/15/07                       B3         13,370,000                        13,771,100

11.5% 10/1/08 (d)                 B3         8,980,000                         9,653,500

Olympus Communications            B1         9,320,000                         10,252,000
LP/Olympus Capital Corp.
10.625% 11/15/06

Orbital Imaging Corp. 11.625%     -          6,895,000                         6,998,425
3/1/05

Orion Network Systems, Inc.:

0% 1/15/07 (b)                    B2         41,220,000                        25,556,400

11.25% 1/15/07                    B2         4,995,000                         4,870,125

Rogers Cablesystems Ltd.          Ba3        1,980,000                         2,187,900
yankee 10.125% 9/1/12

Satelites Mexicanos SA  de CV:

9.06% 6/30/04 (d)(e)              -          11,766,000                        10,942,380

10.125% 11/1/04                   B3         24,710,000                        19,768,000

Telewest Communications PLC       B1         4,960,000                         5,580,000
11.25% 11/1/08 (d)

Telewest PLC:

yankee 9.625% 10/1/06             B1         1,630,000                         1,695,200

0% 10/1/07 (b)                    B1         31,492,000                        26,138,360

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (b)           B2         25,545,000                        12,389,325

Series D 0% 5/15/06 (b)           B2         5,520,000                         2,677,200

United International              B3         24,710,000                        13,343,400
Holdings, Inc. 0% 2/15/08 (b)

                                                                               331,766,194

ENTERTAINMENT - 2.0%

AMC Entertainment, Inc. 9.5%      B2         8,740,000                         8,914,800
3/15/09



      MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

Cinemark USA, Inc.:

8.5% 8/1/08                       B2        $ 3,370,000                       $ 3,311,025

9.625% 8/1/08                     B2         5,240,000                         5,475,800

Harrahs Operating Co., Inc.       Ba2        15,000,000                        15,000,000
7.875% 12/15/05

IMAX Corp. 7.875% 12/1/05         Ba2        3,300,000                         3,333,000

Premier Parks, Inc.:

0% 4/1/08 (b)                     B3         12,660,000                        8,577,150

9.25% 4/1/06                      B3         2,640,000                         2,732,400

                                                                               47,344,175

LODGING & GAMING - 3.3%

Aladdin Gaming                    Caa2       7,920,000                         2,059,200
Holdings/Aladdin Capital
Corp. 0% 3/1/10 (b)

Circus Circus  Enterprises,
Inc.:

6.45% 2/1/06                      Baa3       1,070,000                         963,000

7% 11/15/36                       Baa3       3,060,000                         2,769,300

7.625% 7/15/13                    Ba2        4,870,000                         4,285,600

9.25% 12/1/05                     Ba2        7,560,000                         7,673,400

HMH Properties, Inc.:

7.875% 8/1/08                     Ba2        12,410,000                        12,037,700

8.45% 12/1/08                     Ba2        7,340,000                         7,340,000

KSL Recreation Group, Inc.        B3         8,640,000                         8,596,800
10.25% 5/1/07

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         14,520,000                        13,358,400

9.75% 10/1/07                     B3         19,080,000                        16,027,200

Sun International Hotels          Ba3        4,820,000                         4,964,600
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                               80,075,200

PUBLISHING - 0.7%

Big Flower Press Holdings,        B2         17,010,000                        17,180,100
Inc. 8.875% 7/1/07

RESTAURANTS - 1.5%

AFC Enterprises, Inc. 10.25%      B3         10,600,000                        11,050,500
5/15/07

Dominos, Inc. 10.375% 1/15/09     B3         5,520,000                         5,547,600
(d)

Host Marriott Travel Plazas,      Ba3        8,560,000                         8,752,600
Inc. 9.5% 5/15/05

Nebraska Restaurant, Inc.         B3         7,690,000                         7,766,900
10.75% 7/15/08

SC International Services,        B2         4,310,000                         4,326,163
Inc. Series B, 9.25% 9/1/07

                                                                               37,443,763

TOTAL MEDIA & LEISURE                                                          513,809,432

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - 0.8%

FOODS - 0.1%

Del Monte Corp. 12.25% 4/15/07    Caa1      $ 3,070,000                       $ 3,423,050

HOUSEHOLD PRODUCTS - 0.7%

AKI Holding Corp. 0% 7/1/09       Caa1       9,120,000                         3,556,800
(b)(d)

AKI, Inc. 10.5% 7/1/08 (d)        B2         2,920,000                         2,774,000

Revlon Consumer  Products
Corp.:

8.625% 2/1/08                     B3         6,230,000                         5,669,300

9% 11/1/06 (d)                    B2         4,040,000                         3,999,600

                                                                               15,999,700

TOTAL NONDURABLES                                                              19,422,750

PRECIOUS METALS - 0.1%

Centaur Mining & Exploration      B1         3,140,000                         2,857,400
Ltd. 11% 12/1/07

RETAIL & WHOLESALE - 4.2%

APPAREL STORES - 1.3%

Mothers Work, Inc. 12.625%        B3         10,140,000                        10,393,500
8/1/05

Specialty Retailers, Inc.:

8.5% 7/15/05                      Ba3        10,190,000                        8,712,450

9% 7/15/07                        B2         16,350,000                        13,080,000

                                                                               32,185,950

GROCERY STORES - 0.3%

Pathmark Stores, Inc. 9.625%      Caa1       7,550,000                         7,417,875
5/1/03

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.6%

Amazon.com, Inc. 0% 5/1/08 (b)    Caa2       40,060,000                        26,439,600

Guitar Center, Inc. 11% 7/1/06    B1         6,587,000                         6,916,350

J. Crew Group, Inc. 0%            Caa3       26,187,000                        11,784,150
10/15/08 (b)

J. Crew Operating Corp.           Caa1       9,470,000                         8,191,550
10.375% 10/15/07

Metals USA, Inc. 8.625%           B2         4,085,000                         3,829,688
2/15/08

U.S. Office Products Co.          B3         9,540,000                         6,010,200
9.75% 6/15/08

                                                                               63,171,538

TOTAL RETAIL & WHOLESALE                                                       102,775,363



      MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

SERVICES - 3.6%

LEASING & RENTAL - 1.6%

AP Holdings, Inc. 0% 3/15/08      Caa2      $ 6,800,000                       $ 3,672,000
(b)

Apcoa, Inc. 9.25% 3/15/08         Caa1       14,730,000                        13,551,600

GPA Holland BV 8.94% 2/16/99      -          500,000                           502,500

Hollywood Entertainment Corp.     B3         14,260,000                        14,402,600
10.625% 8/15/04

Renters Choice, Inc. 11%          B2         7,630,000                         7,668,150
8/15/08 (d)

                                                                               39,796,850

PRINTING - 0.9%

Sullivan Graphics, Inc.           Caa1       21,340,000                        21,553,400
12.75% 8/1/05

SERVICES - 1.1%

AMRESCO, Inc. 9.875% 3/15/05      Caa3       820,000                           574,000

Coach USA, Inc. 9.375% 7/1/07     B1         550,000                           566,500

Iron Mountain, Inc. 8.75%         B3         1,955,000                         2,013,650
9/30/09

Medaphis Corp. 9.5% 2/15/05       Caa1       14,303,000                        11,013,310

SITEL Corp. 9.25% 3/15/06         B2         1,400,000                         1,204,000

Spin Cycle, Inc. 0% 5/1/05 (b)    -          23,255,000                        10,697,300

                                                                               26,068,760

TOTAL SERVICES                                                                 87,419,010

TECHNOLOGY - 3.5%

COMMUNICATIONS EQUIPMENT - 0.5%

Jordan Telecommunication
Products, Inc.:

0% 8/1/07 (b)                     B3         10,400,000                        8,008,000

9.875% 8/1/07                     B3         2,990,000                         2,990,000

                                                                               10,998,000

COMPUTER SERVICES & SOFTWARE
- 1.4%

Concentric Network Corp.          -          9,920,000                         10,118,400
12.75% 12/15/07

DecisionOne Corp. 9.75% 8/1/07    B3         6,390,000                         2,939,400

DecisionOne Holdings Corp. 0%     Caa1       12,045,000                        2,409,000
8/1/08 unit (b)

ICG Services, Inc.:

0% 2/15/08 (b)                    -          27,840,000                        14,755,200

0% 5/1/08 (b)                     -          3,030,000                         1,568,025

TeleHub Communications Corp.      -          6,000,000                         3,180,000
0% 7/31/05 unit (b)(d)

                                                                               34,970,025

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.5%

Telecommunications Techniques     B3        $ 12,980,000                      $ 12,720,400
Co. LLC 9.75% 5/15/08

ELECTRONICS - 1.1%

Communications Instruments,       B3         4,460,000                         4,292,750
Inc. 10% 9/15/04

Fairchild Semiconductor Corp.     B2         670,000                           663,300
10.125% 3/15/07

Hadco Corp. 9.5% 6/15/08          B2         13,550,000                        13,346,750

Insilco Corp. 12% 8/15/07         B3         7,380,000                         7,601,400
unit (d)

                                                                               25,904,200

TOTAL TECHNOLOGY                                                               84,592,625

TRANSPORTATION - 1.3%

AIR TRANSPORTATION - 0.8%

Atlas Air, Inc. 9.25% 4/15/08     B3         5,880,000                         5,821,200

Kitty Hawk, Inc. 9.95%            B1         13,379,000                        13,178,315
11/15/04

                                                                               18,999,515

SHIPPING - 0.5%

Amer Reefer Co. Ltd. 10.25%       B1         3,070,000                         1,934,100
3/1/08

Holt Group, Inc. 9.75%            Caa1       11,100,000                        7,659,000
1/15/06 (d)

Hvide Marine, Inc. 8.375%         B1         820,000                           656,000
2/15/08

Millenium Seacarriers, Inc.       B3         3,000,000                         2,400,000
12% 7/15/05 (d)

                                                                               12,649,100

TOTAL TRANSPORTATION                                                           31,648,615

UTILITIES - 18.4%

CELLULAR - 8.2%

Cellnet Data Systems, Inc. 0%     -          48,500,000                        10,670,000
10/1/07 (b)

Dial Call Communications,         B2         4,080,000                         3,998,400
Inc. 10.25% 12/15/05

Iridium LLC/Iridium Capital       B3         2,220,000                         2,031,300
Corp. 13% 7/15/05

McCaw International Ltd. 0%       Caa1       45,205,000                        24,410,700
4/15/07 (b)

Millicom International            Caa1       85,300,000                        59,923,244
Cellular SA 0% 6/1/06 (b)



      MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

Nextel  Communications, Inc.:

0% 8/15/04 (b)                    B2        $ 6,680,000                       $ 6,496,300

0% 2/15/08 (b)                    B2         38,320,000                        22,992,000

Nextel International, Inc. 0%     Caa1       19,370,000                        8,716,500
4/15/08 (b)

PageMart Nationwide, Inc. 0%      B3         9,140,000                         8,088,900
2/1/05 (b)

PageMart Wireless, Inc. 0%        Caa2       10,600,000                        4,876,000
2/1/08 (b)

Rogers Communications, Inc.       B2         18,780,000                        19,343,400
8.875% 7/15/07

Telesystem International
Wireless, Inc.:

0% 6/30/07 (b)                    Caa1       17,940,000                        7,624,500

0% 11/1/07 (b)                    Caa1       21,190,000                        7,734,350

Teligent, Inc.:

0% 3/1/08 (b)                     Caa1       16,480,000                        8,157,600

11.5% 12/1/07                     Caa1       4,380,000                         4,095,300

                                                                               199,158,494

ELECTRIC UTILITY - 0.1%

AES Corp. 10.25% 7/15/06          Ba1        1,950,000                         2,106,000

TELEPHONE SERVICES - 10.1%

Allegiance Telecom, Inc.          -          9,910,000                         9,612,700
12.875% 5/15/08

Covad Communications Group,       -          19,980,000                        10,989,000
Inc. 0% 3/15/08 (b)

Dobson Wireline Co. 12.25%        -          10,910,000                        9,764,450
6/15/08

DTI Holdings, Inc. 0% 3/1/08      -          11,740,000                        2,876,300
(b)

Firstworld Communications,        -          5,600,000                         1,680,000
Inc. 0% 4/15/08 (b)

GCI, Inc. 9.75% 8/1/07            B2         2,850,000                         2,807,250

Global TeleSystems Group,         Caa2       7,540,000                         7,012,200
Inc. 9.875% 2/15/05

GST Network Funding, Inc. 0%      -          24,190,000                        11,006,450
5/1/08 (b)(d)

GST Equipment Funding, Inc.       -          4,870,000                         5,052,625
13.25% 5/1/07

GST Telecommunications, Inc.      -          15,870,000                        14,441,700
12.75% 11/15/07

Hermes Europe Railtel BV          B3         7,350,000                         7,441,875
10.375% 1/15/09 (d)

Hyperion Telecommunications,      B3         11,800,000                        8,437,000
Inc. 0% 4/15/03 (b)

ICG Holdings, Inc. 0% 9/15/05     -          10,490,000                        8,654,250
(b)

IXC Communications, Inc. 9%       B3         14,975,000                        14,825,250
4/15/08

KMC Telecom Holdings, Inc. 0%     -          10,000,000                        4,700,000
2/15/08 (b)

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Level 3 Communications, Inc.      B3        $ 17,760,000                      $ 17,604,600
9.125% 5/1/08

McLeodUSA, Inc.:

0% 3/1/07 (b)                     B2         12,709,000                        9,722,385

9.25% 7/15/07                     B2         3,590,000                         3,697,700

NEXTLINK Communications LLC       B3         3,660,000                         3,888,750
12.5% 4/15/06

NEXTLINK Communications, Inc.:

9% 3/15/08                        B3         3,750,000                         3,525,000

9.625% 10/1/07                    B3         540,000                           518,400

10.75% 11/15/08 (d)               B3         10,860,000                        11,077,200

Optel Communications Corp.        -          12,000,000                        11,240,640
15% 12/29/04 (f)

Pathnet, Inc. 12.25% 4/15/08      -          7,820,000                         5,474,000

Rhythms Netconnections, Inc.      -          22,385,000                        10,968,650
0% 5/15/08 (b)

Viatel, Inc. 11.25% 4/15/08       Caa1       3,059,000                         3,059,000

WinStar  Communications, Inc.:

0% 10/15/05 (b)                   Caa1       7,050,000                         5,005,500

0% 10/15/05 (b)                   Caa1       18,700,000                        20,570,000

0% 3/15/08 (b)                    CCC        18,755,000                        13,316,050

Winstar Equipment Corp. 12.5%     B3         6,655,000                         6,721,550
3/15/04

                                                                               245,690,475

TOTAL UTILITIES                                                                446,954,969

TOTAL NONCONVERTIBLE BONDS                                                     1,833,660,625

TOTAL CORPORATE BONDS                                                          1,855,175,775
(Cost $2,048,062,370)

ASSET-BACKED SECURITIES - 0.3%



Airplanes Pass Through Trust      Ba2        6,710,000                         7,045,500
10.875% 3/15/19 (Cost
$7,551,450)

COMMERCIAL MORTGAGE
SECURITIES - 0.4%

      MOODY'S RATINGS (UNAUDITED) (H)       PRINCIPAL AMOUNT                  VALUE (NOTE 1)

Meritor Mortgage Security         -         $ 1,350,000                       $ 250,560
Corp. Series 1987 1 Class B,
9.4% 2/1/00 (d) (i)

Mortgage Capital Funding,         Ba1        4,500,000                         3,772,969
Inc. Series 1998-MC3 Class
F, 7.355% 11/18/31 (d)(e)

Nomura Depositor Trust Series     -          4,000,000                         3,417,500
1998-ST1A Class B1A, 8.2966%
1/15/03 (d)(e)

Structured Asset Securities       -          2,000,000                         1,589,688
Corp. Series 1995 C1 Class
F, 7.375% 12/25/25 (d)

TOTAL COMMERCIAL MORTGAGE                                                      9,030,717
SECURITIES
(Cost $8,865,075)



COMMON STOCKS - 4.7%

                                 SHARES

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.0%

Sterling Chemicals Holdings,      340                               5,100
Inc. warrants 8/15/08 (a)

PAPER & FOREST PRODUCTS - 0.3%

Smurfit-Stone Container Corp.     519,000                           8,206,688
(a)

TOTAL BASIC INDUSTRIES                                              8,211,788

CONSTRUCTION & REAL ESTATE -
1.3%

BUILDING MATERIALS - 0.1%

International Utility             2,500                             2,225,000
Structures, Inc. unit (a)

REAL ESTATE - 1.1%

LNR Property Corp.                322,100                           6,421,869

Sunterra Corp. (a)                1,445,600                         21,684,000

                                                                    28,105,869

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Ocwen Asset Investment Corp.      368,000                           1,771,000

TOTAL CONSTRUCTION & REAL                                           32,101,869
ESTATE

DURABLES - 0.2%

TEXTILES & APPAREL - 0.2%

Arena Brands Holdings Corp.       48,889                            1,222,225
Class B

Hat Brands, Inc. (a)(f)(g)        340,000                           3

Polymer Group, Inc. (a)           463,000                           4,601,063

                                                                    5,823,291

ENERGY - 0.3%

OIL & GAS - 0.3%

Plains Resources, Inc. (a)        522,200                           7,506,625

COMMON STOCKS - CONTINUED

                                 SHARES                            VALUE (NOTE 1)

FINANCE - 0.3%

CREDIT & OTHER FINANCE - 0.0%

Olympic Financial Ltd.            498                              $ 2,490
warrants 3/15/07 (a)

SAVINGS & LOANS - 0.3%

Golden State Bancorp, Inc.        375,000                           6,234,375

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (d)                  3,000                             264,000

TOTAL FINANCE                                                       6,500,865

HEALTH - 0.0%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Wright Medical Technology,        3,212                             32
Inc. warrants 6/30/03 (a)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. Class A (a)           68,129                            76,645

POLLUTION CONTROL - 0.4%

Allied Waste Industries, Inc.     350,000                           8,268,750
(a)

TOTAL INDUSTRIAL MACHINERY &                                        8,345,395
EQUIPMENT

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.3%

Benedek Communications Corp.      57,600                            115,200
warrants 7/1/07 (a)

CS Wireless Systems, Inc.         1,024                             0
(a)(d)

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        45,930                            367,440
 .47) (a)

warrants 1/15/07 (CV ratio        5,585                             58,643
 .6) (a)

NTL, Inc. warrants 12/31/08       23,146                            347,190
(a)

Orbital Imaging Corp.             4,815                             48,150
warrants 3/1/05 (a)(d)

Teletrac Holdings, Inc.           3,940                             1,970
warrants 8/1/07 (a)

UIH Australia/Pacific, Inc.       26,805                            80,415
warrants 5/15/06 (a)

United International              352,500                           6,785,625
Holdings, Inc.  Class A (a)

                                                                    7,804,633

ENTERTAINMENT - 0.0%

Alliance Gaming Corp. (a)(f)      7,101                             11,717

LODGING & GAMING - 0.0%

Aladdin Gaming Enterprises,       79,200                            792
Inc. warrants 3/1/10 (a)(d)

Motels of America, Inc. (a)       3,000                             63,000

                                                                    63,792

TOTAL MEDIA & LEISURE                                               7,880,142



                                 SHARES                            VALUE (NOTE 1)

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Renaissance Cosmetics, Inc.       12,750                           $ 128
warrants 8/31/06 (a)(d)

TOBACCO - 0.0%

North Atlantic Trading, Inc.      210                               2
warrants 6/15/07 (a)

TOTAL NONDURABLES                                                   130

RETAIL & WHOLESALE - 0.2%

APPAREL STORES - 0.2%

Mothers Work, Inc. (a)(g)         314,100                           3,926,250

Mothers Work, Inc. (a)(f)         2,952                             35,055

                                                                    3,961,305

SERVICES - 0.3%

PRINTING - 0.3%

Big Flower Holdings, Inc. (a)     352,500                           7,777,031

SERVICES - 0.0%

Spin Cycle, Inc. warrants         23,255                            233
5/1/05 (a)(d)

TOTAL SERVICES                                                      7,777,264

TECHNOLOGY - 0.3%

COMMUNICATIONS EQUIPMENT - 0.2%

Intermedia Communications,        305,000                           5,261,250
Inc. (a)

COMPUTER SERVICES & SOFTWARE
- 0.1%

Concentric Network Corp.          6,100                             884,500
warrants 12/15/07 (a)(d)

TOTAL TECHNOLOGY                                                    6,145,750

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.1%

Kitty Hawk, Inc. (a)              253,900                           2,792,900

SHIPPING - 0.0%

Millenium Seacarriers, Inc.       3,000                             18,750
warrants 7/15/05 (a)(d)

TOTAL TRANSPORTATION                                                2,811,650

UTILITIES - 0.7%

CELLULAR - 0.4%

American Mobile Satellite         4,180                             16,218
Corp. warrants 4/1/08 (a)(d)

Cellnet Data Systems, Inc.        18,000                            144,000
warrants 10/1/07 (a)(d)

McCaw International Ltd.          42,305                            211,525
warrants 4/15/07 (a)(d)

Microcell Telecommunications,     103,480                           1,319,370
Inc. warrants 6/1/06 (a)(d)

PageMart Wireless, Inc. Class     1,392,000                         7,743,000
A (a)

Powertel, Inc. warrants           22,148                            66,444
2/1/06 (a)

                                                                    9,500,557

COMMON STOCKS - CONTINUED

                                 SHARES                            VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.3%

Covad Communications Group,       19,450                           $ 972,500
Inc. warrants 3/15/08 (a)(d)

DTI Holdings, Inc. warrants       58,700                            2,935
3/1/08 (a)(d)

Firstworld Communications,        5,600                             56,000
Inc. warrants 4/15/08 (a)(d)

GST Telecommunications, Inc.      877,800                           5,442,360
(a)

KMC Telecom Holdings, Inc.        12,650                            31,625
warrants 4/15/08 (a)(d)

Optel Communications Corp.        2,559,515                         25,595
warrants 12/29/04 (a)(f)

Pathnet, Inc. warrants            7,820                             78,200
4/15/08 (a)(d)

Rhythms Netconnections, Inc.      89,560                            671,700
warrants 5/15/08 (a)(d)

                                                                    7,280,915

TOTAL UTILITIES                                                     16,781,472

TOTAL COMMON STOCKS                                                 113,847,578
(Cost $134,452,612)

PREFERRED STOCKS - 15.1%



CONVERTIBLE PREFERRED STOCKS
- 0.7%

ENERGY - 0.0%

OIL & GAS - 0.0%

Chesapeake Energy Corp. $3.50     63,700                            621,075
(d)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8% non-cumulative     227                               354,120

SERVICES - 0.2%

PRINTING - 0.2%

Big Flower Trust I $3.00          87,500                            4,123,438
QUIPS (d)

UTILITIES - 0.5%

TELEPHONE SERVICES - 0.5%

IXC Communications, Inc.:

$3.375 (d)                        323,900                           10,729,188

$3.375                            30,000                            993,750

                                                                    11,722,938

TOTAL CONVERTIBLE PREFERRED                                         16,821,571
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 14.4%

CONSTRUCTION & REAL ESTATE -
0.0%

BUILDING MATERIALS - 0.0%

International Utility             162                               140,940
Structures, Inc.  13.00%
pay-in-kind (a)(d)



                                 SHARES                            VALUE (NOTE 1)

FINANCE - 1.0%

CREDIT & OTHER FINANCE - 0.6%

Fresenius Medical Care            15,424                           $ 15,468,822
Capital Trust II 7.875%

INSURANCE - 0.4%

American Annuity Group            8,910                             8,731,800
Capital Trust II 8.875%

TOTAL FINANCE                                                       24,200,622

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Harborside Healthcare Corp.       4,136                             3,639,680
13.50% pay-in-kind (a)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8% non-cumulative     497                               775,320

MEDIA & LEISURE - 4.0%

BROADCASTING - 3.6%

Citadel Broadcasting Co.          70,093                            7,990,602
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               313,628                           34,969,522

Series H, 11.75% pay-in-kind      194,563                           22,180,182
(a)

Echostar Communications Corp.     13,395                            15,487,969
12.125% pay-in-kind

Granite Broadcasting Corp.        8,752                             7,876,800
12.75% pay-in-kind

                                                                    88,505,075

PUBLISHING - 0.4%

PRIMEDIA, Inc.:

8.625%                            82,500                            8,043,750

Series D, $10.00                  5,400                             557,550

                                                                    8,601,300

TOTAL MEDIA & LEISURE                                               97,106,375

NONDURABLES - 0.2%

HOUSEHOLD PRODUCTS - 0.0%

Renaissance Cosmetics, Inc.       16,284                            24,426
14% pay-in-kind

TOBACCO - 0.2%

North Atlantic Trading, Inc.      250,424                           5,759,752
12% pay-in-kind

TOTAL NONDURABLES                                                   5,784,178

TECHNOLOGY - 1.8%

COMMUNICATIONS EQUIPMENT - 1.3%

Intermedia Communications,        30,713                            30,943,348
Inc. 13.5% pay-in-kind (a)

PREFERRED STOCKS - CONTINUED

                                 SHARES                            VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- 0.5%

Concentric Network Corp.          16,215                           $ 13,863,825
13.5% pay-in-kind (a)

TOTAL TECHNOLOGY                                                    44,807,173

UTILITIES - 7.2%

CELLULAR - 2.4%

Nextel Communications, Inc.:

11.125% pay-in-kind (a)           37,730                            33,957,000

Series D, 13% pay-in-kind         25,854                            25,595,460

                                                                    59,552,460

TELEPHONE SERVICES - 4.8%

e.spire Communications, Inc.:

$127.50 pay-in-kind               15,914                            7,797,860

14.75% pay-in-kind                3,641                             2,548,700

Hyperion Telecommunication,       19,192                            15,257,640
Inc. 12.875% pay-in-kind

ICG Holdings, Inc.:

14% pay-in-kind (a)               5,998                             5,848,050

14.25% pay-in-kind                27,202                            27,474,020

IXC Communications, Inc.          7,341                             7,414,410
12.5% pay-in-kind

NEXTLINK Communications, Inc.     825,351                           42,918,252
14% pay-in-kind

Viatel, Inc. 10% pay-in-kind      2,699                             296,890
(a)(d)

WinStar Communications, Inc.      7,810                             6,248,000
14.25%

                                                                    115,803,822

TOTAL UTILITIES                                                     175,356,282

TOTAL NONCONVERTIBLE                                                351,810,570
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                              368,632,141
(Cost $417,354,899)

CASH EQUIVALENTS - 3.2%

                                 MATURITY AMOUNT

Investments in repurchase        $ 79,118,471                       79,077,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.72%,
dated 12/31/98 due 1/4/99
(Cost $79,077,000)

TOTAL INVESTMENT IN                                                 $ 2,432,808,711
SECURITIES - 100%
(Cost $2,695,363,406)


SECURITY TYPE ABBREVIATIONS

QUIPS - Quarterly Income Preferred Securities

LEGEND

(a) Non-income producing

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $280,679,488 or 11.3% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                     ACQUISTION DATE  ACQUISITION COST

Alliance Gaming Corp.        7/28/98          $ 0

Hat Brands, Inc.             2/22/94          $ 340,000

Mothers Work, Inc.           6/18/98          $ 26,172

Optel Communications Corp.   12/31/97         $ 759,408
warrants 12/29/04

Optel Communications Corp.   12/31/97         $ 11,304,419
15% 12/29/04

(g) Transactions during the period with companies which are or were affiliates are as follows (see Note 8 of Notes to Financial
Statements):

AFFILIATE            PURCHASE COST  SALES  DIVIDEND  VALUE
                                    COST   INCOME

Hat Brands, Inc.     $ -            $ -    $ -       $ 3

Mothers Work, Inc.    388,699        -      -         3,926,250

TOTALS               $ 388,699      $ -    $ -       $ 3,926,253

(h) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investor's Service, Inc.

(i) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS  S&P RATINGS
Aaa, Aa, A 0.0%  AAA, AA, A 0.0%
Baa        0.2%  BBB        0.2%
Ba         6.6%  BB         8.1%
B         46.4%  B         50.4%
Caa       14.9%  CCC        9.2%
Ca, C      0.0%  CC, C      0.0%
                 D          0.0%

The percentage not rated by Moody's or S&P amounted to 8.2%. FMR has determined that unrated debt securities that are lower quality account for 8.2% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $2,683,860,088 and $2,181,587,327, respectively (see Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $24,941 for the period (see Note 4 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which the loans were outstanding amounted to $10,377,000 and $6,237,500, respectively. The weighted average interest rate was 5.14%.

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    88.9%

Canada                      4.4

Luxembourg                  2.5

United Kingdom              1.4

Mexico                      1.2

(Others individually less   1.6
than 1%)

                            100.0%

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $2,698,903,980. Net unrealized depreciation aggregated $266,095,269, of which $42,809,617 related to appreciated investment securities and $308,904,886 related to depreciated investment securities.

The fund hereby designates approximately $39,957,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                  $ 2,432,808,711
value (including repurchase
agreements of $79,077,000)
(cost $2,695,363,406) -  See
accompanying schedule

Cash                                           483,030

Receivable for investments                     247,217
sold

Receivable for fund shares                     25,926,462
sold

Dividends receivable                           975,468

Interest receivable                            37,080,342

Other receivables                              395,451

 TOTAL ASSETS                                  2,497,916,681

LIABILITIES

Payable for investments         $ 16,095,239
purchased

Payable for fund shares          1,720,662
redeemed

Accrued management fee           1,206,878

Distribution fees payable        10,542

Other payables and  accrued      342,008
expenses

 TOTAL LIABILITIES                             19,375,329

NET ASSETS                                    $ 2,478,541,352

Net Assets consist of:

Paid in capital                               $ 2,505,839,312

Undistributed net investment                   228,599,042
income

Accumulated undistributed                      6,657,693
net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    (262,554,695)
(depreciation) on investments

NET ASSETS                                    $ 2,478,541,352

INITIAL CLASS: NET ASSET                       $11.53
VALUE, offering price   and
redemption price per share
 ($2,348,954,152 (divided
by)    203,653,269 shares)

SERVICE CLASS: NET ASSET                       $11.52
VALUE, offering price   and
redemption price   per share
($129,587,200 (divided by)
 11,253,677 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 47,559,628
Dividends

Interest                                        200,243,479

 TOTAL INCOME                                   247,803,107

EXPENSES

Management fee                   $ 14,703,631

Transfer agent fees               1,728,056

Distribution fees - Service       66,393
Class

Accounting fees and expenses      811,713

Non-interested trustees'          6,038
compensation

Custodian fees and expenses       92,265

Registration fees                 8,633

Audit                             58,881

Legal                             32,480

Interest                          1,780

Miscellaneous                     272,534

 Total expenses before            17,782,404
reductions

 Expense reductions               (84,292)      17,698,112

NET INVESTMENT INCOME                           230,104,995

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            6,904,807

 Foreign currency transactions    6,338         6,911,145

Change in net unrealized                        (342,139,590)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                                 (335,228,445)

NET INCREASE (DECREASE) IN                     $ (105,123,450)
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 66,238
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                             18,054

                                               $ 84,292

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED  DECEMBER 31, 1998  YEAR ENDED  DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 230,104,995                  $ 172,037,074
income

 Net realized gain (loss)       6,911,145                      112,724,876

 Change in net unrealized       (342,139,590)                  28,621,311
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (105,123,450)                  313,383,261
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (174,513,221)                  (116,015,279)
From net investment income

 From net realized gain         (109,261,101)                  (14,338,900)

 TOTAL DISTRIBUTIONS            (283,774,322)                  (130,354,179)

Share transactions - net        535,004,180                    560,584,056
increase (decrease)

  TOTAL INCREASE (DECREASE)     146,106,408                    743,613,138
IN NET ASSETS

NET ASSETS

 Beginning of period            2,332,434,944                  1,588,821,806

 End of period (including      $ 2,478,541,352                $ 2,332,434,944
undistributed net investment
income of $228,599,042 and
$171,323,283, respectively)



OTHER INFORMATION:

                             YEAR ENDED DECEMBER 31, 1998                    YEAR ENDED DECEMBER 31, 1997

                             SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial    105,294,967                  $ 1,274,568,026    99,919,218                   $ 1,254,908,724
Class  Sold

  Reinvested                  22,841,432                    282,776,922       11,056,288                    130,354,179

  Redeemed                    (96,026,533)                  (1,157,142,331)   (66,317,508)                  (827,580,626)

  Net increase (decrease)     32,109,866                   $ 400,202,617      44,657,998                   $ 557,682,277

 Service Class A  Sold        11,710,091                   $ 142,335,404      215,034                      $ 2,901,779

  Reinvested                  80,565                        997,399           -                             -

  Redeemed                    (752,013)                     (8,531,240)       -                             -

  Net increase (decrease)     11,038,643                   $ 134,801,563      215,034                      $ 2,901,779

Distributions

 From net investment income                                $ 173,899,848                                   $ 116,015,279
Initial Class

  Service Class                                             613,373                                         -

  Total                                                    $ 174,513,221                                   $ 116,015,279

 From net realized gain                                    $ 108,877,075                                   $ 14,338,900
Initial Class

  Service Class                                             384,026                                         -

  Total                                                    $ 109,261,101                                   $ 14,338,900

                                                           $ 283,774,322                                   $ 130,354,179

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996         1995         1994

Net asset value, beginning of    $ 13.580                  $ 12.520     $ 12.050     $ 10.750     $ 11.990
period

Income from Investment
Operations

 Net investment income            1.111 D                   1.124 D      .927         .856         .770

 Net realized and unrealized      (1.591)                   .936         .643         1.224        (.910)
gain (loss)

 Total from investment            (.480)                    2.060        1.570        2.080        (.140)
operations

Less Distributions

 From net investment income       (.970) G                  (.890)       (.920)       (.780)       (.730)

 From net realized gain           (.600) G                  (.110)       (.180)       -            (.370)

 Total distributions              (1.570)                   (1.000)      (1.100)      (.780)       (1.100)

Net asset value, end of period   $ 11.530                  $ 13.580     $ 12.520     $ 12.050     $ 10.750

TOTAL RETURN B, C                 (4.33)%                   17.67%       14.03%       20.72%       (1.64)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,348,954               $ 2,329,516  $ 1,588,822  $ 1,040,000  $ 569,417
(000 omitted)

Ratio of expenses to average      .70%                      .71%         .71%         .71%         .71%
net assets

Ratio of net investment           9.14%                     8.88%        9.09%        9.32%        8.75%
income to average net assets

Portfolio turnover rate           92%                       118%         123%         132%         122%




FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 13.570                  $ 13.380
period

Income from Investment
Operations

 Net investment incomeD           1.082                     .203

 Net realized and unrealized      (1.562)                   (.013)
gain (loss)

 Total from investment            (.480)                    .190
operations

Less Distributions

 From net investment income       (.970) G                  -

 From net realized gain           (.600) G                  -

 Total distributions              (1.570)                   -

Net asset value, end of period   $ 11.520                  $ 13.570

TOTAL RETURN B, C                 (4.34)%                   1.42%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 129,587                 $ 2,919
(000 omitted)

Ratio of expenses to average      .82%                      .81% A
net assets

Ratio of expenses to average      .82%                      .80% A, F
net assets after expense
reductions

Ratio of net investment           9.51%                     10.75% A
income to average net assets

Portfolio turnover rate           92%                       118%

A ANNUALIZED

B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

High Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the fund's original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal
Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $11,313,010 or 0.5% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities) is included under the caption "Other
Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC $66,393, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, payments made to third parties under the Plans amounted to $1,173,849 and $84,699 for the Initial Class and Service Class, respectively.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

7. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 12% of the outstanding shares of the fund. In addition, two unaffiliated insurance companies were record owners of 59% of the total outstanding shares of the fund.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under the caption "Legend" at the end of the fund's schedule of investments.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Insurance Products Fund and the
Shareholders of High Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of High Income Portfolio (a fund of Variable Insurance Products Fund) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the High Income Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31,1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS

The Board of Trustees of High Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

              PAY DATE  RECORD DATE  DIVIDENDS  CAPITAL GAINS
Initial Class 2/5/99    2/5/99       $1.07      $.04
Service Class 2/5/99    2/5/99       $1.07      $.04

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on September 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect the twelve nominees specified below as Trustees.

                # OF             % OF
                SHARES VOTED     SHARES VOTED
RALPH F. COX
Affirmative     205,368,821.798   96.604

Against

Withheld        7,219,100.960     3.396

Abstain

TOTAL           212,587,922.758   100.000

PHYLLIS BURKE DAVIS
Affirmative     205,355,444.421   96.598

Against

Withheld        7,232,478.337     3.402

Abstain

TOTAL           212,587,922.758   100.000

ROBERT M. GATES
Affirmative     205,242,061.159   96.545

Against

Withheld        7,345,861.599     3.455

Abstain

TOTAL           212,587,922.758   100.000

EDWARD C. JOHNSON 3D
Affirmative     205,246,965.395   96.547

Against

Withheld        7,340,957.363     3.453

Abstain

TOTAL           212,587,922.758   100.000

E. BRADLEY JONES
Affirmative     205,140,018.554   96.497

Against

Withheld        7,447,904.204     3.503

Abstain

TOTAL           212,587,922.758   100.000

DONALD J. KIRK
Affirmative     205,407,185.390   96.622

Against

Withheld        7,180,737.368     3.378

Abstain

TOTAL           212,587,922.758   100.000

                # OF              % OF
                SHARES VOTED      SHARES VOTED
 PETER S. LYNCH
Affirmative     205,431,572.064   96.634

Against

Withheld        7,156,350.694     3.366

Abstain

TOTAL           212,587,922.758   100.000

WILLIAM O. MCCOY
Affirmative     205,427,087.302   96.632

Against

Withheld        7,160,835.456     3.368

Abstain

TOTAL           212,587,922.758   100.000

GERALD C. MCDONOUGH
Affirmative     205,175,337.496   96.513

Against

Withheld        7,412,585.262     3.487

Abstain

TOTAL           212,587,922.758   100.000

MARVIN L. MANN
Affirmative     205,396,500.231   96.617

Against

Withheld        7,191,422.527     3.383

Abstain

TOTAL           212,587,922.758   100.000

ROBERT C. POZEN
Affirmative     205,387,974.009   96.613

Against

Withheld        7,199,948.749     3.387

Abstain

TOTAL           212,587,922.758   100.000

THOMAS R. WILLIAMS
Affirmative     205,140,438.885   96.497

Against

Withheld        7,447,483.873     3.503

Abstain

TOTAL           212,587,922.758   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     197,773,451.600   93.031

Against         2,621,451.943     1.233

Withheld

Abstain         12,193,019.215    5.736

TOTAL           212,587,922.758   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     194,160,338.084   91.332

Against         4,193,160.186     1.972

Withheld

Abstain         14,234,424.488    6.696

TOTAL           212,587,922.758   100.000

PROPOSAL 5

To approve an amended management contract for the fund.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     193,940,841.545   91.229

Against         3,613,474.208     1.699

Withheld

Abstain         15,033,607.005    7.072

TOTAL           212,587,922.758   100.000

PROPOSAL 7
To amend the fundamental investment limitation concerning diversification for the fund.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     195,398,115.685   91.914

Against         3,609,073.262     1.698

Withheld

Abstain         13,580,733.811    6.388

TOTAL           212,587,922.758   100.000



INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.) Inc.,
 London, England

Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, PRESIDENT

Robert C. Pozen, SENIOR VICE PRESIDENT

Fred L. Henning, Jr., VICE PRESIDENT

Dwight D. Churchill, VICE PRESIDENT

Bart A. Grenier, VICE PRESIDENT

Barry J. Coffman, VICE PRESIDENT

Eric D. Roiter, SECRETARY

Richard A. Silver, TREASURER

Matthew N. Karstetter, DEPUTY VICE PRESIDENT

Stanley N. Griffith, ASSISTANT VICE PRESIDENT

John H. Costello, ASSISTANT TREASURER

Leonard M. Rush, ASSISTANT TREASURER

Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional
 Operations Co., Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY



VARIABLE INSURANCE PRODUCTS
FUND II: ASSET MANAGER PORTFOLIO

(2_FIDELITY_LOGOS)(registered trademark)


ANNUAL REPORT
DECEMBER 31, 1998

CONTENTS

MARKET ENVIRONMENT          3   A review of what happened in
                                world markets during the
                                past 12 months.

PERFORMANCE AND INVESTMENT  4   How the fund has done over
SUMMARY                         time, and an overview of the
                                fund's investments at the
                                end of the period.

FUND TALK                   5   The manager's review of fund
                                performance, strategy  and
                                outlook.

INVESTMENTS                 6   A complete list of the fund's
                                investments with their
                                market values.

FINANCIAL STATEMENTS        22  Statements of assets and
                                liabilities, operations, and
                                 changes in net assets, as
                                well as financial highlights.

NOTES                       25  Notes to the financial
                                statements.

REPORT OF INDEPENDENT       28  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS               29

PROXY VOTING RESULTS        30

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

MARKET ENVIRONMENT

Demonstrating erratic mood swings throughout the period, the sometimes gloomy, sometimes exuberant, oftentimes volatile worldwide stock and bond markets in 1998 will long be remembered for their turbulent behavior. When all was said and done, the U.S. and European stock markets posted impressive returns for the year. Most U.S. bond markets experienced positive - albeit moderate - performance, with U.S. Treasuries ending the year as the overall front-runner. Economic and currency turmoil continued to plague stock and bond performance in Asia and, in particular, emerging markets.

U.S. STOCK MARKETS

The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 28.58% for the 12 months that ended December 31, 1998, well above the index's long-term average annual return of about 12%. For the first time in its history, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted double-digit percentage gains in four consecutive years, thanks to an 18.07% increase for the year. Large-cap stocks - particularly in the technology sector - led the U.S. equity market's charge, as once again investors preferred the liquidity and the perceived safety of owning what they know. Small-cap stocks - in comparison - took a beating. The Russell 2000 Index - a popular measure of small stock performance - fell -2.55% for the year.

Throughout the period, the U.S. enjoyed a strong economy. Unemployment averaged 4.5% for the year, the lowest since 1969 and the lowest peacetime level in 41 years. Inflation levels also were low, while interest-rates were stable. In comparison to the economy's relative tranquility, the U.S. stock markets were fluctuating wildly. To illustrate, the Dow typically had fewer than five swings of 5% in each year since 1946. In 1998 alone, the Dow experienced 10 such swings. Much of these gyrations were due to fears about Asia's economic woes, Russia's currency devaluation and loan defaults, and the subsequent consequences on emerging markets. On August 31, the Dow plunged 512.61 points - a loss that erased all previous gains for the year to that point. Faced with global economic chaos, investors began fleeing the equity markets in droves, searching for safer, less volatile havens, particularly U.S. Treasuries. To address the lack of confidence in domestic and global equity markets, the U.S. Federal Reserve Board stepped in with three separate 0.25% interest-rate cuts during the fall. Those cuts helped boost confidence in the U.S. economy, and stocks began to quickly ascend to their former lofty levels, culminating in a new Dow record of 9374.27 on November 23, 1998.

On a sector-by-sector basis, technology stocks reigned supreme in 1998, thanks in large part to the skyrocketing Internet industry. For the year, nine of the top 10 best-performing stocks in the S&P 500 were technology stocks. The health care sector was another big winner. Pharmaceuticals helped drive the strong performance of the health care industry, as a slew of new products was rushed to the market sooner than normal thanks to streamlined approval regulations.
Natural resources, on the other hand, suffered tremendously. Overproduction and poor demand caused oil's price per barrel to plunge considerably. Gold prices also were down in 1998. The financial sector
- a top performer for several years - found 1998 to be a challenge. The financial crises overseas and credit concerns contributed to the poor showing of many brokerage and investment management firms.

FOREIGN STOCK MARKETS

Foreign stock markets posted mixed results in 1998. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australasia, and the Far East - returned 20.27% in 1998. Europe posted the most consistently strong equity markets when compared to other regions, with the MSCI Europe Index up 28.87% for the year. The much-maligned Japanese stock market ended the year on a positive note, thanks in part to long-awaited government intercession on the ailing banking sector's behalf. For the year, the Tokyo Stock Exchange Index (TOPIX) was up 7.76%. 1998 proved to be disastrous for emerging markets. The MSCI Emerging Markets Free Index suffered a -25.34% loss during the period, as the Asian crisis and Russia's currency devaluation and loan defaults played havoc with Latin America, Brazil, Thailand and other emerging-market nations.

U.S. BOND MARKETS

In a year as volatile as 1998, it's not surprising that the performance of the U.S bond market was mostly positive. Still, most of the major bond indexes trailed their returns of 1997, as investors continued to seek out the high returns found in the equity markets. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market - posted a total return of 8.69%. The Lehman Brothers Corporate Bond Index returned 8.57% in 1998. General U.S. Treasury funds were the safe haven of choice in 1998, benefiting from the flight to safety as investors worldwide reacted to global economic concerns. As a result, the yield on the benchmark 30-year Treasury fell to its lowest levels in three decades, tumbling to 5.09% at the end of the period compared to 5.92% at the start of the year.

FOREIGN BOND MARKETS

Typically, continued low inflation and economic growth in the U.S. would help provide a positive backdrop for U.S.-based bonds relative to most foreign bonds. But there was nothing typical about 1998. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned an impressive 15.30% for the 12 months that ended December 31, 1998. Many European nations - particularly France, Italy and Spain - boasted strong performance that helped drive the index's overall return. Not all was rosy in the international bond market, however. In stark contrast to the developed world, the often-volatile emerging debt markets experienced a particularly difficult year, illustrated by the J.P. Morgan Emerging Markets Bond Index return of -11.04% during the period. Once again, the impact of financial and economic woes in Asia and Russia was the primary contributor to the poor performance of emerging markets.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1998

VIP II: ASSET MANAGER -          15.05%       11.81%        12.98%
"INITIAL CLASS"

Fidelity Composite               18.61%       14.42%        n/a

 S&P 500 (registered trademark)  28.58%       24.06%        17.51%

 LB Aggregate Bond               8.69%        7.27%         8.80%

 LB 3 Month T-Bill               5.31%        5.32%         n/a

Variable Annuity Flexible        13.50%       13.64%        n/a
Portfolio Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represent a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP II Asset Manager        FID Composite               S&P 500                     LB Aggregate Bond
             00156                       F0001                       SP001                       LB001
  1989/09/30      10000.00                    10000.00                    10000.00                    10000.00
  1989/10/31      10020.02                    10057.70                     9768.00                    10246.00
  1989/11/30      10060.06                    10178.69                     9967.27                    10343.34
  1989/12/31      10091.09                    10277.43                    10206.48                    10371.26
  1990/01/31       9868.42                    10029.64                     9521.63                    10247.85
  1990/02/28       9969.64                    10094.03                     9644.46                    10280.64
  1990/03/31      10050.61                    10193.35                     9900.03                    10287.84
  1990/04/30       9919.03                    10098.66                     9652.53                    10193.19
  1990/05/31      10425.10                    10529.97                    10593.65                    10494.91
  1990/06/30      10506.07                    10595.89                    10521.62                    10663.87
  1990/07/31      10485.83                    10662.11                    10487.95                    10811.04
  1990/08/31      10141.70                    10332.65                     9539.84                    10666.17
  1990/09/30       9929.15                    10241.83                     9075.25                    10754.70
  1990/10/31       9979.76                    10314.96                     9036.22                    10891.28
  1990/11/30      10465.59                    10624.61                     9619.96                    11125.44
  1990/12/31      10769.23                    10802.47                     9888.36                    11299.00
  1991/01/31      11284.56                    11009.44                    10319.49                    11439.11
  1991/02/28      11726.26                    11285.45                    11057.34                    11536.34
  1991/03/31      11915.56                    11410.72                    11324.93                    11615.94
  1991/04/30      12094.35                    11486.94                    11352.11                    11741.39
  1991/05/31      12367.79                    11669.35                    11842.52                    11809.49
  1991/06/30      12146.94                    11518.12                    11300.13                    11803.59
  1991/07/31      12451.92                    11749.63                    11826.72                    11967.66
  1991/08/31      12704.33                    11959.83                    12107.01                    12226.16
  1991/09/30      12777.94                    12018.08                    11904.82                    12474.35
  1991/10/31      12862.08                    12126.84                    12064.35                    12612.82
  1991/11/30      12651.74                    12046.56                    11578.15                    12728.85
  1991/12/31      13198.62                    12642.99                    12902.69                    13106.90
  1992/01/31      13366.89                    12504.31                    12662.70                    12928.65
  1992/02/29      13626.47                    12583.84                    12827.32                    13012.68
  1992/03/31      13593.27                    12492.10                    12577.19                    12939.81
  1992/04/30      13792.52                    12648.75                    12946.96                    13032.98
  1992/05/31      13936.42                    12772.62                    13010.40                    13279.30
  1992/06/30      13925.35                    12778.88                    12816.54                    13462.56
  1992/07/31      14157.81                    13127.82                    13340.74                    13737.19
  1992/08/31      14113.53                    13077.17                    13067.25                    13875.94
  1992/09/30      14202.09                    13224.45                    13221.45                    14041.06
  1992/10/31      14224.22                    13162.82                    13267.72                    13854.32
  1992/11/30      14534.17                    13329.99                    13720.15                    13857.09
  1992/12/31      14744.49                    13487.52                    13888.91                    14077.42
  1993/01/31      15010.15                    13656.87                    14005.57                    14347.70
  1993/02/28      15150.92                    13847.00                    14196.05                    14598.79
  1993/03/31      15579.83                    13989.68                    14495.59                    14660.10
  1993/04/30      15672.57                    13904.65                    14144.79                    14762.72
  1993/05/31      15939.19                    14053.79                    14523.87                    14781.91
  1993/06/30      16066.70                    14203.33                    14565.99                    15049.47
  1993/07/31      16263.77                    14221.73                    14507.73                    15135.25
  1993/08/31      16739.04                    14571.76                    15057.57                    15400.11
  1993/09/30      16750.64                    14557.48                    14941.63                    15441.70
  1993/10/31      17202.73                    14707.13                    15250.92                    15498.83
  1993/11/30      17179.54                    14594.03                    15106.04                    15367.09
  1993/12/31      17875.07                    14696.31                    15288.82                    15450.07
  1994/01/31      18443.09                    14985.71                    15808.64                    15658.65
  1994/02/28      17857.33                    14699.72                    15380.23                    15386.19
  1994/03/31      17017.99                    14320.11                    14709.65                    15006.15
  1994/04/30      17030.15                    14356.11                    14897.93                    14886.10
  1994/05/31      17176.13                    14452.82                    15142.26                    14884.61
  1994/06/30      16847.69                    14310.02                    14771.27                    14851.86
  1994/07/31      17139.63                    14613.05                    15255.77                    15147.42
  1994/08/31      17541.06                    14864.31                    15881.26                    15165.59
  1994/09/30      17334.15                    14646.64                    15492.17                    14942.66
  1994/10/31      17419.36                    14787.36                    15840.74                    14929.21
  1994/11/30      17163.73                    14571.08                    15263.82                    14896.37
  1994/12/31      16786.37                    14708.25                    15490.18                    14999.15
  1995/01/31      16676.82                    14984.44                    15891.84                    15296.13
  1995/02/28      16946.97                    15360.16                    16511.15                    15660.18
  1995/03/31      17170.77                    15595.91                    16998.39                    15755.71
  1995/04/30      17444.31                    15876.83                    17498.99                    15976.29
  1995/05/31      17668.12                    16403.71                    18198.43                    16594.57
  1995/06/30      17817.32                    16624.93                    18621.18                    16715.71
  1995/07/31      18451.43                    16836.80                    19238.66                    16678.94
  1995/08/31      18675.24                    16948.46                    19286.95                    16880.75
  1995/09/30      18911.47                    17314.75                    20100.85                    17044.50
  1995/10/31      18662.80                    17413.45                    20029.09                    17266.07
  1995/11/30      19147.71                    17842.83                    20908.37                    17525.07
  1995/12/31      19632.62                    18102.59                    21311.07                    17770.42
  1996/01/31      20055.36                    18411.16                    22036.50                    17887.70
  1996/02/29      20001.35                    18343.08                    22240.77                    17576.46
  1996/03/31      20213.99                    18364.54                    22454.95                    17453.42
  1996/04/30      20426.62                    18441.71                    22785.94                    17355.68
  1996/05/31      20586.10                    18636.38                    23373.59                    17320.97
  1996/06/30      20772.16                    18775.74                    23462.64                    17553.07
  1996/07/31      20426.62                    18478.56                    22426.06                    17600.46
  1996/08/31      20466.49                    18636.07                    22899.03                    17570.54
  1996/09/30      21210.73                    19195.30                    24187.79                    17876.27
  1996/10/31      21755.62                    19593.26                    24854.88                    18273.12
  1996/11/30      22832.10                    20338.11                    26733.66                    18585.59
  1996/12/31      22499.85                    20111.10                    26204.07                    18412.75
  1997/01/31      23177.64                    20773.56                    27841.30                    18469.83
  1997/02/28      23377.96                    20883.87                    28059.58                    18516.00
  1997/03/31      22488.67                    20370.86                    26906.61                    18310.47
  1997/04/30      23257.38                    21111.13                    28512.93                    18585.13
  1997/05/31      24372.77                    21845.17                    30248.80                    18761.69
  1997/06/30      25020.90                    22446.35                    31603.95                    18984.95
  1997/07/31      26467.89                    23593.69                    34118.67                    19497.55
  1997/08/31      25744.40                    22863.47                    32207.35                    19331.82
  1997/09/30      26573.40                    23635.45                    33971.34                    19617.93
  1997/10/31      26136.29                    23387.99                    32836.70                    19902.39
  1997/11/30      26739.20                    23982.39                    34356.71                    19993.94
  1997/12/31      27146.17                    24295.48                    34946.61                    20195.88
  1998/01/31      27236.61                    24565.89                    35333.12                    20454.39
  1998/02/28      28462.90                    25452.97                    37881.35                    20438.02
  1998/03/31      29288.41                    26151.27                    39821.25                    20507.51
  1998/04/30      29254.02                    26348.97                    40221.85                    20614.15
  1998/05/31      29099.24                    26234.49                    39530.44                    20809.99
  1998/06/30      29666.77                    26867.79                    41136.17                    20986.87
  1998/07/31      29477.59                    26759.11                    40698.07                    21030.94
  1998/08/31      26794.69                    25011.47                    34813.94                    21373.75
  1998/09/30      27688.99                    26059.95                    37044.12                    21873.89
  1998/10/31      28892.86                    27074.72                    40057.29                    21757.96
  1998/11/30      29993.54                    27966.16                    42485.16                    21881.98
  1998/12/31      31231.80                    28816.33                    44933.16                    21947.63
IMATRL PRASUN   SHR__CHT 19981231 19990126 145630 R00000000000114

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager Portfolio on September 30, 1989, shortly after the fund started. By December 31, 1998, the value of the investment would have grown to $31,232 - a 212.32% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index, would have grown to $44,933 over the same period - a 349.33% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,948 - a 119.48% increase.

You can also look at how the Fidelity Asset Allocation Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (349.33%), Lehman Brothers Aggregate Bond Index (119.48%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (61.40%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $28,816 - a 188.16% increase.

* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                           % OF FUND'S INVESTMENTS

Wal-Mart Stores, Inc.       2.3

AT&T Corp.                  2.2

General Electric Co.        1.5

Fannie Mae                  1.4

Lucent Technologies, Inc.   1.4

TOP FIVE BOND ISSUERS AS OF DECEMBER 31, 1998

(WITH MATURITIES MORE THAN    % OF FUND'S INVESTMENTS
ONE YEAR)

Fannie Mae                     5.4

U.S. Treasury Bond             2.4

Government National Mortgage   1.3
Association

U.S. Treasury Notes            1.0

Federal Home Loan Bank         0.4

ASSET ALLOCATION AS OF DECEMBER 31, 1998*

Row: 1, Col: 1, Value: 12.4
Row: 1, Col: 2, Value: 30.9
Row: 1, Col: 3, Value: 56.7

Stock class         58.2%
Bond class          30.8%
Short-term class    11.0%
*FOREIGN INVESTMENTS 3.7%

ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT
CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


(PHOTOGRAPH OF RICHARD HABERMANN)

An interview with Richard Habermann, Portfolio Manager of Asset
Manager Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, DICK?

A. For the year that ended December 31, 1998, the fund lagged the 18.61% return of the Fidelity Asset Allocation Composite Index - which combines the performance of three indexes - for the same period.

Q. WHY DID THE FUND LAG ITS BENCHMARK INDEX?

A. While the fund's stocks generally performed well, they underperformed the Standard & Poor's 500 Index, the equity index that is included in the fund's benchmark. Specifically, the fund was underweighted relative to the S&P in the narrow group of stocks that drove the performance of the S&P 500. Instead, the fund's equity specialist, Steven Snider, focused on stocks with lower valuations and market capitalizations. In addition, the fund was hurt by its investments in high-yield bonds. These securities are not included in the composite index - the bond component is represented by the Lehman Brothers Aggregate Bond Index , which comprises only investment-grade securities - but have been a key component to our strategy and have helped the fund's performance during the past few years. Unfortunately, this asset class suffered from the significant flight to quality in the third quarter of 1998.

Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND'S ASSET ALLOCATION?

A. The fund started the year overweighted in stocks, and, on average, maintained that overweighted position throughout the year. However, I pursued more cautious tactics in the summer, when both the stock and bond markets experienced a great deal of turmoil. At that time, I reduced the fund's equity allocation and increased its stake in investment-grade bonds. When the markets started to settle down at the tail end of the third quarter, I ramped up the fund's equity investments again, taking profits on investment-grade issues that had performed well. I also added to the fund's investments in high-yield bonds. Prices in that sector reflected worst-case scenarios that we felt were unrealistic given the underlying strength of the U.S. economy.

Q. HOW DID THE FUND'S ASSET ALLOCATION AFFECT PERFORMANCE?

A. Overall, it had a positive effect. Stocks performed best among the asset classes, and, as I mentioned, the fund on average maintained an overweighted position in equities relative to its neutral mix, which calls for 50% to be invested in stocks. Concurrently, the fund also benefited from maintaining underweighted positions in bonds and short-term/money market instruments, which make up 40% and 10% of its neutral mix, respectively.

Q. HOW DID THE FIXED-INCOME AND SHORT-TERM PORTIONS OF THE FUND
PERFORM?

A. The investment-grade portion of the fund - which Charlie Morrison helps me manage - slightly underperformed the Lehman Brothers Aggregate Bond Index. The story there was a flight to quality. Investors from around the globe flocked to U.S. Treasury securities because they are perceived to be the safest haven from economic and financial turmoil. All other sectors of the investment-grade market posted much poorer relative performance. The fund was hurt by being underweighted in Treasuries relative to the index. Still, the fund did benefit from strong security selection in its non-Treasury investments. Unfortunately, the fund's high-yield investments hurt its relative performance. Nevertheless, the securities chosen by Fred Hoff
- who helps me manage the high-yield portion of the fund - performed better than the high-yield market as a whole. John Todd, who helps look after the fund's short-term investments, obtained a return advantage relative to the short-term component of the composite index by emphasizing shorter-term, high-quality issues.

Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD? WHICH DISAPPOINTED?

A. On the plus side, Lucent Technologies increased its market share and consistently beat earnings expectations. AT&T did the same, amid a successful cost-cutting campaign. Wal-Mart and Home Depot maintained their market dominance through, among other factors, excellent distribution systems. On the negative side, Allstate had difficulty rebounding from share price drops from August through October, when companies in the financial sector generally suffered. And RJR Nabisco was hurt because it was the dominant player in the tobacco industry in Russia.

Q. WHAT'S YOUR OUTLOOK?

A. We continue to see the same trends that have characterized the past few years: low inflation, a positive interest-rate environment and decelerating corporate earnings. Further, it appears economic growth will continue in early 1999, but stands a chance to moderate as the year progresses. We'll probably see modest earnings growth, amid a backdrop of continued investor interest in the markets. I believe the U.S. will continue to be an appealing market relative to other global alternatives.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark)FUND FACTS

GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world

START DATE: September 6, 1989

SIZE: as of December 31, 1998,
more than $4.9 billion

MANAGER: Richard Habermann, since 1996,
joined Fidelity in 1968

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

INVESTMENTS DECEMBER 31, 1998
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 55.5%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.0%

AEROSPACE & DEFENSE - 1.6%

AlliedSignal, Inc.                503,700                    $ 22,320,206

Cordant Technologies, Inc.        142,800                     5,355,000

Goodrich (B.F.) Co.               70,000                      2,511,250

Sundstrand Corp.                  184,600                     9,576,125

United Technologies Corp.         351,700                     38,247,375

                                                              78,009,956

DEFENSE ELECTRONICS - 0.4%

Litton Industries, Inc. (a)       108,100                     7,053,525

Northrop Grumman Corp.            197,400                     14,434,875

                                                              21,488,400

SHIP BUILDING & REPAIR - 0.0%

Avondale Industries, Inc.         20,500                      594,500

TOTAL AEROSPACE & DEFENSE                                     100,092,856

BASIC INDUSTRIES - 0.8%

CHEMICALS & PLASTICS - 0.4%

Engelhard Corp.                   125,900                     2,455,051

FMC Corp. (a)                     146,400                     8,198,400

Millennium Chemicals, Inc.        269,600                     5,358,300

Solutia, Inc.                     126,300                     2,825,963

                                                              18,837,714

IRON & STEEL - 0.1%

USX-U.S. Steel Group              100,000                     2,300,000

PACKAGING & CONTAINERS - 0.2%

Owens-Illinois, Inc. (a)          376,000                     11,515,000

PAPER & FOREST PRODUCTS - 0.1%

Louisiana-Pacific Corp.           285,000                     5,219,063

TOTAL BASIC INDUSTRIES                                        37,871,777

CONSTRUCTION & REAL ESTATE -
1.0%

BUILDING MATERIALS - 0.3%

Fortune Brands, Inc.              160,000                     5,060,000

USG Corp.                         90,000                      4,584,375

Vulcan Materials Co.              25,700                      3,381,156

                                                              13,025,531

CONSTRUCTION - 0.6%

Centex Corp.                      151,400                     6,822,463

D.R. Horton, Inc.                 189,224                     4,352,152

Fleetwood Enterprises, Inc.       351,981                     12,231,340

Kaufman & Broad Home Corp.        260,500                     7,489,375

                                                              30,895,330

ENGINEERING - 0.1%

Fluor Corp.                       175,000                     7,448,438

TOTAL CONSTRUCTION & REAL                                     51,369,299
ESTATE



                                 SHARES                      VALUE (NOTE 1)

DURABLES - 2.6%

AUTOS, TIRES, & ACCESSORIES -
2.1%

Dana Corp.                        80,300                     $ 3,282,263

Ford Motor Co.                    981,600                     57,607,650

General Motors Corp.              646,790                     46,285,909

                                                              107,175,822

CONSUMER ELECTRONICS - 0.3%

Maytag Corp.                      225,000                     14,006,250

HOME FURNISHINGS - 0.2%

Ethan Allen Interiors, Inc.       94,900                      3,890,900

Furniture Brands                  153,400                     4,180,150
International, Inc. (a)

                                                              8,071,050

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp.       8,445                       211,125
Class B

TOTAL DURABLES                                                129,464,247

ENERGY - 2.1%

ENERGY SERVICES - 0.1%

McDermott International, Inc.     267,000                     6,591,563

OIL & GAS - 2.0%

British Petroleum PLC ADR         3,021                       286,995

Coastal Corp. (The)               377,800                     13,199,388

Exxon Corp.                       841,900                     61,563,938

Royal Dutch Petroleum Co.         119,200                     5,706,698
(Hague Registry)

Sunoco, Inc.                      175,000                     6,310,938

Tosco Corp.                       363,800                     9,413,325

                                                              96,481,282

TOTAL ENERGY                                                  103,072,845

FINANCE - 8.7%

BANKS - 2.0%

BankBoston Corp.                  361,200                     14,064,225

Chase Manhattan Corp.             674,800                     45,928,575

Comerica, Inc.                    71,400                      4,868,588

Commerce Bancshares, Inc.         1,927                       81,898

Firstar Corp.                     70,000                      6,527,500

National City Corp.               159,003                     11,527,718

SunTrust Banks, Inc.              236,500                     18,092,250

                                                              101,090,754

CREDIT & OTHER FINANCE - 0.6%

Equitable Companies (The),        202,000                     11,690,750
Inc.

Fleet Financial Group, Inc.       196,500                     8,781,094

Providian Financial Corp.         85,950                      6,446,250

                                                              26,918,094

FEDERAL SPONSORED CREDIT - 2.3%

Fannie Mae                        947,390                     70,106,860

Freddie Mac                       509,800                     32,850,238

SLM Holding Corp.                 239,000                     11,472,000

                                                              114,429,098

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - 3.3%

Allmerica Financial Corp.         87,300                     $ 5,052,488

Allstate Corp.                    1,120,400                   43,275,450

CIGNA Corp.                       637,600                     49,294,450

Conseco, Inc.                     798,900                     24,416,381

Financial Security  Assurance     37,300                      2,023,525
Holdings Ltd.

ING Groep NV sponsored ADR        4,145                       257,767

Lincoln National Corp.            73,800                      6,037,763

MGIC Investment Corp.             127,400                     5,072,113

Old Republic International        183,150                     4,120,875
Corp.

Orion Capital Corp.               40,800                      1,624,350

SunAmerica, Inc.                  252,100                     20,451,613

                                                              161,626,775

SECURITIES INDUSTRY - 0.5%

Crestline Capital Corp. (a)       54,590                      798,379

Lehman Brothers Holdings,         534,500                     23,551,406
Inc.

                                                              24,349,785

TOTAL FINANCE                                                 428,414,506

HEALTH - 6.1%

DRUGS & PHARMACEUTICALS - 4.0%

Amgen, Inc. (a)                   143,200                     14,973,350

Lilly (Eli) & Co.                 223,200                     19,836,900

Mylan Laboratories, Inc.          260,000                     8,190,000

Pfizer, Inc.                      532,200                     66,757,838

Schering-Plough Corp.             995,400                     54,995,850

Warner-Lambert Co.                464,000                     34,887,000

                                                              199,640,938

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Allegiance Corp.                  26,360                      1,229,035

Guidant Corp.                     587,400                     64,760,850

                                                              65,989,885

MEDICAL FACILITIES MANAGEMENT
- 0.8%

Integrated Health Services,       168,500                     2,380,063
Inc.

Lincare Holdings, Inc. (a)        200,000                     8,112,500

PacifiCare Health Systems,        169,200                     13,451,400
Inc.  Class B (a)

Wellpoint Health Networks,        150,000                     13,050,000
Inc. (a)

                                                              36,993,963

TOTAL HEALTH                                                  302,624,786

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.8%

ELECTRICAL EQUIPMENT - 2.0%

General Electric Co.              732,700                     74,781,194

General Instrument Corp. (a)      188,900                     6,410,794

Honeywell, Inc.                   240,000                     18,075,000

                                                              99,266,988



                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.6%

Caterpillar, Inc.                 528,000                    $ 24,288,000

Coltec Industries, Inc. (a)       259,400                     5,058,300

Ingersoll-Rand Co.                463,200                     21,741,450

Mark IV Industries, Inc.          173,100                     2,250,300

Tyco International Ltd.           353,100                     26,636,981

                                                              79,975,031

POLLUTION CONTROL - 0.2%

Waste Management, Inc.            231,700                     10,803,013

TOTAL INDUSTRIAL MACHINERY &                                  190,045,032
EQUIPMENT

MEDIA & LEISURE - 1.5%

BROADCASTING - 0.0%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        2,920                       23,360
 .47) (a)

warrants 1/15/07 (CV ratio        860                         9,030
 .6) (a)

Nielsen Media Research, Inc.      28,066                      505,188
(a)

NTL, Inc. warrants 12/31/08       3,742                       56,130
(a)

                                                              593,708

ENTERTAINMENT - 0.3%

Alliance Gaming Corp. (a)(k)      3,030                       5,000

Carnival Corp.                    168,500                     8,088,000

Tele-Communications, Inc.         260,712                     6,143,026
(TCI Ventures Group) Series
A (a)

                                                              14,236,026

LEISURE DURABLES & TOYS - 0.1%

Harley-Davidson, Inc.             84,200                      3,988,975

LODGING & GAMING - 0.3%

Aladdin Gaming Enterprises,       23,800                      238
Inc. warrants 3/1/10 (a)(f)

Fitzgeralds South, Inc.           420                         0
warrants 3/15/99 (a)(f)

Host Marriott Corp.               545,900                     7,540,244

International Game Technology     251,900                     6,124,319
Corp.

                                                              13,664,801

PUBLISHING - 0.8%

Gannet, Inc.                      324,500                     21,477,844

Knight-Ridder, Inc.               128,700                     6,579,788

New York Times Co. (The)          219,200                     7,603,500
Class A

World Color Press, Inc. (a)       68,100                      2,072,794

                                                              37,733,926

RESTAURANTS - 0.0%

Brinker International, Inc.       93,800                      2,708,475
(a)

TOTAL MEDIA & LEISURE                                         72,925,911

NONDURABLES - 3.5%

BEVERAGES - 0.4%

Anheuser-Busch Companies,         75,800                      4,974,375
Inc.

Canandaigua Brands, Inc.          51,600                      2,983,125
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Coors (Adolph) Co. Class B        106,800                    $ 6,027,525

PepsiCo, Inc.                     159,400                     6,525,438

                                                              20,510,463

FOODS - 1.0%

Flowers Industries, Inc.          170,300                     4,076,556

Heinz (H.J.) Co.                  600,000                     33,975,000

Quaker Oats Co.                   202,400                     12,042,800

                                                              50,094,356

HOUSEHOLD PRODUCTS - 0.6%

Avon Products, Inc.               131,300                     5,810,025

Clorox Co.                        115,000                     13,433,438

Nu Skin Enterprises, Inc.         61,300                      1,448,213
Class A (a)

Premark International, Inc.       34,500                      1,194,563

Procter & Gamble Co.              84,100                      7,679,381

                                                              29,565,620

TOBACCO - 1.5%

Philip Morris Companies, Inc.     1,139,500                   60,963,250

RJR Nabisco Holdings Corp.        353,930                     10,507,297

Universal Corp.                   68,900                      2,420,113

                                                              73,890,660

TOTAL NONDURABLES                                             174,061,099

RETAIL & WHOLESALE - 6.2%

APPAREL STORES - 0.6%

Gap, Inc.                         172,350                     9,694,688

TJX Companies, Inc.               747,700                     21,683,300

                                                              31,377,988

GENERAL MERCHANDISE STORES -
2.8%

Dayton Hudson Corp.               147,500                     8,001,875

Federated Department Stores,      311,300                     13,561,006
Inc. (a)

Wal-Mart Stores, Inc.             1,402,400                   114,207,919

                                                              135,770,800

GROCERY STORES - 0.6%

Safeway, Inc. (a)                 458,000                     27,909,375

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.2%

Best Buy Co., Inc. (a)            248,300                     15,239,413

Home Depot, Inc.                  749,700                     45,872,269

Lowe's Companies, Inc.            358,600                     18,355,838

Office Depot, Inc. (a)            127,400                     4,705,838

Pier 1 Imports, Inc.              537,600                     5,208,000

Tandy Corp.                       504,600                     20,783,213

                                                              110,164,571

TOTAL RETAIL & WHOLESALE                                      305,222,734

SERVICES - 0.2%

PRINTING - 0.2%

Donnelley (R.R.) & Sons Co.       24,800                      1,086,550



                                 SHARES                      VALUE (NOTE 1)

United Stationers, Inc. (a)       112,000                    $ 2,912,000

Valassis Communications, Inc.     149,600                     7,723,100
(a)

                                                              11,721,650

TECHNOLOGY - 7.3%

COMMUNICATIONS EQUIPMENT - 1.7%

Globalstar Telecommunications     1,410                       84,600
Ltd. warrants 2/15/04 (a)(f)

Lucent Technologies, Inc.         637,000                     70,070,000

Tellabs, Inc. (a)                 191,300                     13,116,006

                                                              83,270,606

COMPUTER SERVICES & SOFTWARE
- 2.8%

BMC Software, Inc.                336,700                     15,004,194

Computer Sciences Corp.           147,400                     9,498,088

HBO & Co.                         733,800                     21,050,888

Microsoft Corp. (a)               195,000                     27,044,063

NCR Corp. (a)                     16,600                      693,050

Oracle Corp. (a)                  1,559,900                   67,270,688

                                                              140,560,971

COMPUTERS & OFFICE EQUIPMENT
- 2.1%

International Business            105,100                     19,417,225
Machines Corp.

Lexmark International Group,      287,300                     28,873,650
Inc. (a)

Sun Microsystems, Inc. (a)        400,100                     34,258,563

Unisys Corp. (a)                  397,400                     13,685,463

Xerox Corp.                       78,800                      9,298,400

                                                              105,533,301

ELECTRONICS - 0.4%

Intel Corp.                       139,400                     16,527,613

Storage Technology Corp. (a)      84,200                      2,994,363

                                                              19,521,976

PHOTOGRAPHIC EQUIPMENT - 0.3%

Eastman Kodak Co.                 202,200                     14,558,400

TOTAL TECHNOLOGY                                              363,445,254

TRANSPORTATION - 2.1%

AIR TRANSPORTATION - 1.6%

AMR Corp. (a)                     647,600                     38,451,250

Comair Holdings, Inc.             195,100                     6,584,625

Southwest Airlines Co.            1,194,150                   26,793,741

US Airways Group, Inc. (a)        84,500                      4,394,000

Viad Corp.                        131,300                     3,988,238

                                                              80,211,854

RAILROADS - 0.3%

Burlington Northern Santa Fe      300,000                     10,125,000
Corp.

Trinity Industries, Inc.          87,600                      3,372,600

                                                              13,497,600

TRUCKING & FREIGHT - 0.2%

Airborne Freight Corp.            335,400                     12,095,363

TOTAL TRANSPORTATION                                          105,804,817

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - 7.6%

CELLULAR - 0.0%

McCaw International Ltd.          8,150                      $ 40,750
warrants 4/15/07 (a)(f)

ELECTRIC UTILITY - 2.2%

Baltimore Gas & Electric Co.      219,500                     6,777,063

Central & South West Corp.        200,000                     5,487,500

Dominion Resources, Inc.          120,000                     5,610,000

DTE Energy Co.                    210,000                     9,003,750

Edison International              270,500                     7,540,188

Energy East Corp.                 332,400                     18,780,600

Entergy Corp.                     377,900                     11,762,138

FPL Group, Inc.                   148,100                     9,126,663

GPU, Inc.                         212,300                     9,381,006

Houston Industries, Inc.          377,800                     12,136,825

Pinnacle West Capital Corp.       168,000                     7,119,000

Public Service Enterprise         170,100                     6,804,000
Group, Inc.

                                                              109,528,733

GAS - 0.1%

KeySpan Energy                    143,176                     4,438,456

TELEPHONE SERVICES - 5.3%

Ameritech Corp.                   671,900                     42,581,663

AT&T Corp.                        1,480,200                   111,385,050

BellSouth Corp.                   899,600                     44,867,550

Pathnet, Inc. warrants            5,170                       51,700
4/15/08 (a)(f)

SBC Communications, Inc.          460,000                     24,667,500

U.S. WEST, Inc.                   590,800                     38,180,450

                                                              261,733,913

TOTAL UTILITIES                                               375,741,852

TOTAL COMMON STOCKS                                           2,751,878,665
(Cost $2,050,450,469)

NONCONVERTIBLE PREFERRED
STOCKS - 1.2%



CONSTRUCTION & REAL ESTATE -
0.2%

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

California Federal Preferred      231,349                     5,812,644
Capital Corp. $2.28

Crown America Realty Trust        12,358                      603,997
Series A, $5.50

Walden Residential                49,000                      1,065,750
Properties, Inc. $2.30

                                                              7,482,391

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.0%

Fresenius Medical Care            1,053                       1,056,060
Capital Trust II 7.875%



                                 SHARES                      VALUE (NOTE 1)

INSURANCE - 0.1%

American Annuity Group            1,490                      $ 1,460,200
Capital Trust II 8.875%

SIG Capital Trust I 9.5%          2,174                       1,885,310

                                                              3,345,510

TOTAL FINANCE                                                 4,401,570

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.4%

Adelphia Communications Corp.     11,243                      1,309,810
$13.00

CSC Holdings, Inc. 11.125%        90,476                      10,088,074
pay-in-kind

Echostar Communications Corp.     2,189                       2,531,031
12.125% pay-in-kind

Granite Broadcasting Corp.        2,337                       2,103,300
12.75% pay-in-kind

SFX Broadcasting, Inc.            14,334                      1,763,082
12.625% pay-in-kind

Sinclair Capital 11.625%          28,380                      3,022,470

                                                              20,817,767

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

$9.20                             30,214                      2,930,758

Series D, $10.00                  31,050                      3,205,913

                                                              6,136,671

TOTAL MEDIA & LEISURE                                         26,954,438

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings     20,000                      420,000
Corp. $3.52 pay-in-kind (a)

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications,        2,163                       2,179,223
Inc. 13.5% pay-in-kind (a)

UTILITIES - 0.3%

CELLULAR - 0.2%

Nextel Communications, Inc.       10,951                      9,855,900
11.125% pay-in-kind (a)

TELEPHONE SERVICES - 0.1%

Hyperion Telecommunication,       2,262                       1,798,290
Inc. 12.875% pay-in-kind

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

IXC Communications, Inc.          1,665                      $ 1,681,650
12.5% pay-in-kind

NEXTLINK Communications, Inc.     62,609                      3,255,668
14% pay-in-kind

                                                              6,735,608

TOTAL UTILITIES                                               16,591,508

TOTAL NONCONVERTIBLE                          58,029,130
PREFERRED STOCKS
(Cost $58,881,004)


CORPORATE BONDS - 16.5%

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.1%

HEALTH - 0.1%

DRUGS & PHARMACEUTICALS - 0.0%

Integrated Process Equipment      B-        $ 1,370,000                      991,538
Corp. 6.25% 9/15/04 (f)

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Tenet Healthcare Corp. 6%         B1         2,720,000                       2,339,200
12/1/05

TOTAL HEALTH                                                                 3,330,738

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         2,210,000                       2,055,300
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.0%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Sports Authority, Inc. 5.25%      B2         1,490,000                       997,369
9/15/01

TOTAL CONVERTIBLE BONDS                                                      6,383,407

NONCONVERTIBLE BONDS - 16.4%

AEROSPACE & DEFENSE - 0.2%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. 5.95% 3/15/01        Baa1       4,500,000                       4,539,510

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1         3,830,000                       4,050,225
Inc. 9.25% 12/1/06

TOTAL AEROSPACE & DEFENSE                                                    8,589,735



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE  (NOTE 1)

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.0%

Huntsman Corp. 9.5% 7/1/07 (f)    B2        $ 2,100,000                     $ 2,094,750

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc.:

7.15% 5/15/05                     Ba1        8,430,000                       8,471,543

7.8% 5/15/18                      Ba1        4,350,000                       4,388,389

                                                                             12,859,932

TOTAL BASIC INDUSTRIES                                                       14,954,682

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.0%

American Standard Cos., Inc.      Ba3        1,810,000                       1,828,100
7.375% 4/15/05

CONSTRUCTION - 0.0%

U.S. Home Corp. 8.88% 8/15/07     B1         600,000                         612,000

REAL ESTATE - 0.1%

LNR Property Corp. 9.375%         B1         2,680,000                       2,572,800
3/15/08

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

CenterPoint Properties Trust      Baa2       1,590,000                       1,510,277
6.75% 4/1/05

EOP Operating LP:

6.375% 2/15/03                    Baa1       3,600,000                       3,554,064

6.75% 2/15/08                     Baa1       1,590,000                       1,563,447

Weeks Realty LP 6.875% 3/15/05    Baa2       2,950,000                       2,733,175

                                                                             9,360,963

TOTAL CONSTRUCTION & REAL                                                    14,373,863
ESTATE

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Blue Bird Body Co. 10.75%         B2         1,375,000                       1,416,250
11/15/06

Federal-Mogul Corp. 7.875%        Ba2        5,220,000                       5,340,582
7/1/10

Oshkosh Truck Co.  8.75%          B3         2,010,000                       2,010,000
3/1/08

                                                                             8,766,832

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co.     B3         1,830,000                       1,281,000
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5%         B3         1,280,000                       1,257,600
6/15/07

TEXTILES & APPAREL - 0.3%

Levi Strauss & Co. 7% 11/1/06     Baa3       7,700,000                       7,057,050
(f)

Unifi, Inc. 6.5% 2/1/08           A3         2,940,000                       2,912,070

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE  (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

WestPoint Stevens, Inc.:

7.875% 6/15/05                    Ba3       $ 740,000                       $ 750,175

7.875% 6/15/08                    Ba3        1,280,000                       1,296,000

Worldtex, Inc. 9.625% 12/15/07    B1         2,610,000                       2,270,700

                                                                             14,285,995

TOTAL DURABLES                                                               25,591,427

ENERGY - 0.4%

COAL - 0.0%

P&L Coal Holdings Corp.           B2         2,640,000                       2,686,200
9.625% 5/15/08

ENERGY SERVICES - 0.0%

R&B Falcon Corp. 9.5%             Ba1        1,040,000                       1,040,000
12/15/08 (f)

OIL & GAS - 0.4%

Chesapeake Energy Corp.           B3         1,950,000                       1,462,500
9.625% 5/1/05

Gulf Canada Resources Ltd.        Ba1        2,250,000                       2,216,250
8.375% 11/15/05

Occidental Petroleum Corp.:

6.39% 11/9/00                     Baa3       1,000,000                       1,010,450

10.94% 5/17/00                    Baa3       2,700,000                       2,888,865

Oryx Energy Co.:

8% 10/15/03                       Ba1        1,670,000                       1,755,855

8.125% 10/15/05                   Ba1        665,000                         712,681

8.375% 7/15/04                    Ba1        1,770,000                       1,892,289

Petro-Canada, Inc. 7% 11/15/28    A3         2,940,000                       2,899,193

Petroleum Geo-Services ASA        Baa3       4,260,000                       3,980,501
7.125% 3/30/28

                                                                             18,818,584

TOTAL ENERGY                                                                 22,544,784

FINANCE - 4.2%

BANKS - 1.3%

BankBoston Companies 6.625%       A3         1,700,000                       1,735,870
2/1/04

BankBoston NA 6.375% 3/25/08      A2         1,400,000                       1,404,508

BanPonce Corp. 6.665% 3/5/01      A3         4,450,000                       4,488,893

BanPonce Financial Corp.          A3         2,000,000                       2,050,300
7.72% 4/13/00

Barclays Bank PLC yankee          A1         9,250,000                       9,312,900
5.95% 7/15/01

Capital One Bank:

6.375% 2/15/03                    Baa3       3,570,000                       3,557,219

6.42% 11/12/99                    Baa3       4,900,000                       4,887,456

8.125% 3/1/00                     Baa3       5,500,000                       5,579,915



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE  (NOTE 1)

Capital One Financial Corp.       Ba1       $ 4,320,000                     $ 4,282,934
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         8,340,000                       8,367,939
6/15/08 (f)(i)

Fleet/Norstar Financial           A3         2,400,000                       2,642,136
Group, Inc. 9.9% 6/15/01

Huntington National Bank          A1         2,560,000                       2,571,827
5.875% 1/15/01

NB Capital Trust IV 8.25%         Aa2        2,650,000                       3,004,093
4/15/27

Provident Bank 6.125% 12/15/00    A3         1,740,000                       1,752,406

Providian National Bank 6.7%      Baa3       3,060,000                       3,094,792
3/15/03

Signet Banking Corp. 9.625%       A2         790,000                         803,090
6/1/99

Summit Bancorp 8.625% 12/10/02    BBB+       1,730,000                       1,916,408

Union Planters National Bank      A3         3,500,000                       3,571,750
6.81% 8/20/01

                                                                             65,024,436

CREDIT & OTHER FINANCE - 2.3%

Ahmanson Capital Trust I          A3         4,250,000                       4,759,958
8.36% 12/1/26 (f)

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       5,200,000                       5,129,228

7.5% 11/15/00                     Baa3       5,450,000                       5,516,708

BankAmerica Capital II Series     Aa2        2,980,000                       3,287,387
2, 8% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         6,450,000                       6,917,754

Countrywide Funding Corp.         A3         3,950,000                       4,016,044
6.45% 2/27/03

ERP Operating LP 6.55%            A3         1,500,000                       1,501,515
11/15/01

Farmers Insurance Exchange        A2         2,740,000                       2,742,356
Capital 7.05% 7/15/28 (f)

Finova Capital Corp.:

6.12% 5/28/02                     Baa1       2,000,000                       1,999,700

6.44% 11/6/01                     Baa1       5,500,000                       5,549,060

First Security Capital I          A3         1,690,000                       1,864,357
8.41% 12/15/26

Ford Motor Credit Co.:

global 7% 9/25/01                 A1         12,500,000                      13,006,500

5.73% 2/23/00                     A1         3,250,000                       3,267,420

General Electric Capital          Aaa        7,000,000                       7,026,740
Corp. 6.94% 4/13/09 (e)

GS Escrow Corp.:

7% 8/1/03                         Ba1        2,140,000                       2,097,029

7.125% 8/1/05                     Ba1        7,600,000                       7,460,464

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Heller Financial, Inc.:

6.25% 3/1/01                      A3        $ 4,940,000                     $ 4,992,957

7.875% 11/1/99                    A3         5,050,000                       5,138,981

KeyCorp Institutional Capital     A1         3,600,000                       3,942,288
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        1,620,000                       1,328,400

7.6% 8/1/07                       Ba1        4,080,000                       2,937,600

7.875% 8/1/03                     Ba1        70,000                          56,000

Mellon Capital I 7.72% 12/1/26    A2         2,000,000                       2,164,420

Money Store, Inc. 7.3% 12/1/02    A2         2,550,000                       2,680,688

Nordstrom Credit, Inc. 7.25%      A2         3,500,000                       3,685,640
4/30/02

PNC Funding Corp. 6.875%          A3         2,020,000                       2,107,749
3/1/03

Premier Auto Trust 5.45%                     2,270,613                       2,273,451
6/8/99

U.S. Bancorp 8.09% 11/15/26       A1         2,980,000                       3,268,911

UNICCO Service Co./UNICCO         B3         2,390,000                       2,306,350
Finance Corp. 9.875% 10/15/07

                                                                             113,025,655

SAVINGS & LOANS - 0.3%

Chevy Chase Savings Bank FSB      B1         1,560,000                       1,560,000
9.25% 12/1/08

Great Western Finance Trust       A3         3,780,000                       4,264,218
II 8.206% 2/1/27

Great Western Financial Corp.     A3         2,000,000                       2,157,800
8.6% 2/1/02

Home Savings of America FSB       A3         2,830,000                       2,878,421
6.5% 8/15/04

Long Island Savings  Bank FSB:

6.2% 4/2/01                       Baa3       3,770,000                       3,761,857

7% 6/13/02                        Baa3       3,400,000                       3,468,476

                                                                             18,090,772

SECURITIES INDUSTRY - 0.3%

Amvescap PLC:

yankee 6.375% 5/15/03             A3         2,200,000                       2,236,652

yankee 6.6% 5/15/05               A3         1,650,000                       1,690,458



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Morgan Stanley, Dean Witter,      -         $ 10,500,000                    $ 10,500,000
Discover & Co. 4.8% 1/15/99
(i)

                                                                             14,427,110

TOTAL FINANCE                                                                210,567,973

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Graham-Field Health Products,     Caa1       2,410,000                       1,590,600
Inc. 9.75% 8/15/07

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fountain View, Inc. 11.25%        Caa1       2,330,000                       2,027,100
4/15/08

Tenet Healthcare Corp.:

8.125% 12/1/08 (f)                Ba3        1,300,000                       1,332,500

8.625% 1/15/07                    Ba3        4,320,000                       4,514,400

                                                                             7,874,000

TOTAL HEALTH                                                                 9,464,600

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

ELECTRICAL EQUIPMENT - 0.0%

Motors & Gears, Inc. 10.75%       B3         430,000                         440,750
11/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Bucyrus International, Inc.       B1         3,430,000                       2,864,050
9.75% 9/15/07

Roller Bearing Holding, Inc.      -          3,550,000                       1,775,000
0% 6/15/09 (d)(f)

Thermadyne Manufacturing LLC      B3         830,000                         755,300
9.875% 6/1/08

Tyco International Group SA
yankee:

6.125% 6/15/01                    Baa1       6,860,000                       6,926,062

6.375% 6/15/05                    Baa1       2,665,000                       2,716,648

                                                                             15,037,060

POLLUTION CONTROL - 0.2%

Allied Waste North America,       Ba2        870,000                         880,875
Inc. 7.625% 1/1/06 (f)

Envirosource, Inc. 9.75%          B3         870,000                         787,350
6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Baa3       2,100,000                       2,115,981

7.1% 8/1/26                       Baa3       4,610,000                       4,907,806

8.25% 11/15/99                    Baa3       1,320,000                       1,347,298

                                                                             10,039,310

TOTAL INDUSTRIAL MACHINERY &                                                 25,517,120
EQUIPMENT

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - 4.6%

BROADCASTING - 3.0%

ACME Television LLC/ACME          B3        $ 1,740,000                     $ 1,387,650
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

9.5% 2/15/04 pay-in-kind          B2         6,111,175                       6,248,004

9.875% 3/1/07                     B2         4,280,000                       4,729,400

Ascent Entertainment Group,       B3         1,990,000                       1,194,000
Inc. 0% 12/15/04 (d)

Avalon Cable Michigan,            B3         1,680,000                       1,713,600
Inc./Avalon Cable New
England/Avalon Cable
Finance, Inc. 9.375% 12/1/08
(f)

Century  Communications Corp.:

0% 1/15/08                        Ba3        10,760,000                      5,487,600

8.75% 10/1/07                     Ba3        1,170,000                       1,287,000

Chancellor Media Corp. 9%         B1         3,565,000                       3,752,163
10/1/08 (f)

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       3,450,000                       3,353,745

7.25% 10/15/27                    Baa3       1,950,000                       1,951,560

Comcast UK Cable Partners         B2         3,360,000                       2,839,200
Ltd. 0% 11/15/07 (d)

Continental  Cablevision, Inc.:

8.3% 5/15/06                      Baa3       2,145,000                       2,380,113

8.625% 8/15/03                    Baa3       2,790,000                       3,058,342

CSC Holdings, Inc.:

7.875% 12/15/07                   Ba2        400,000                         421,040

9.25% 11/1/05                     B1         1,370,000                       1,465,900

9.875% 5/15/06                    B1         1,600,000                       1,752,000

10.5% 5/15/16                     B1         1,850,000                       2,173,750

Diamond Cable Communications      B3         1,480,000                       1,221,000
PLC yankee 0% 12/15/05 (d)

EchoStar Communications Corp.     B2         890,000                         910,025
0% 6/1/04 (d)

Echostar Satellite                B3         1,030,000                       1,030,000
Broadcasting Corp. 0%
3/15/04 (d)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (d)                    B2         8,060,000                       5,420,350

8.375% 4/15/10                    B2         1,790,000                       1,807,900

FrontierVision Holdings           Caa1       3,520,000                       2,895,200
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

FrontierVision Operating          B3        $ 4,740,000                     $ 5,267,325
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky Systems, Inc.          B3         1,200,000                       1,248,000
12.375% 8/1/06 (f)

Granite Broadcasting Corp.:

8.875% 5/15/08                    B3         2,375,000                       2,262,188

9.375% 12/1/05                    B3         2,955,000                       2,895,900

10.375% 5/15/05                   B3         860,000                         868,600

Hearst-Argyle Television,         Baa3       2,590,000                       2,702,328
Inc. 7.5% 11/15/27

Intermedia Capital Partners       B2         1,362,000                       1,532,250
IV LP / Intermedia Partners
IV Capital Corp. 11.25%
8/1/06

International Cabletel, Inc.      B3         1,850,000                       1,498,500
0% 2/1/06 (d)

Iridium Operating LLC/Iridium     B3         4,220,000                       3,629,200
Capital Corp. 11.25% 7/15/05

Lenfest Communications, Inc.      B2         880,000                         906,400
8.25% 2/15/08

NTL, Inc.:

0% 4/1/08 (d)                     B3         8,075,000                       4,986,313

10% 2/15/07                       B3         2,310,000                       2,379,300

11.5% 10/1/08 (f)                 B3         3,640,000                       3,913,000

Olympus Communications            B1         1,160,000                       1,276,000
LP/Olympus Capital Corp.
10.625% 11/15/06

Orion Network Systems, Inc.       B2         1,630,000                       1,010,600
0% 1/15/07 (d)

Pegasus Communications Corp.      B3         1,345,000                       1,331,550
9.625% 10/15/05

Renaissance Media Group           B3         2,470,000                       1,667,250
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (d)

Rogers Cablesystems Ltd.          B2         1,800,000                       2,115,000
yankee 11% 12/1/15

Satelites Mexicanos SA de CV      B3         3,590,000                       2,872,000
10.125% 11/1/04

TCI Communications, Inc.:

9.25% 4/15/02                     Baa3       3,000,000                       3,335,850

9.8% 2/1/12                       Baa3       4,550,000                       6,075,888

TCI Communications Financing      Ba2        4,360,000                       5,319,200
III 9.65% 3/31/27

TCI Communications, Inc.:

6.46% 3/6/00                      Baa3       6,570,000                       6,652,585

8.75% 8/1/15                      Baa3       4,160,000                       5,167,926

Telewest Communications PLC       B1         710,000                         798,750
11.25% 11/1/08 (f)

Telewest PLC:

yankee 9.625% 10/1/06             B1         680,000                         707,200

0% 10/1/07 (d)                    B1         8,930,000                       7,411,900

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Time Warner, Inc.:

6.625% 5/15/29                    Baa3      $ 3,410,000                     $ 3,469,539

6.875% 6/15/18                    Baa3       2,500,000                       2,618,900

8.18% 8/15/07                     Baa3       2,710,000                       3,139,671

UIH Australia/Pacific, Inc.       B2         1,530,000                       742,050
Series B 0% 5/15/06 (d)

United International              B3         6,490,000                       3,504,600
Holdings, Inc. 0% 2/15/08 (d)

                                                                             151,785,305

ENTERTAINMENT - 0.7%

AMC Entertainment, Inc. 9.5%      B2         3,290,000                       3,355,800
3/15/09

Bally Total Fitness  Holding
Corp.:

9.875% 10/15/07                   B3         1,960,000                       1,920,800

9.875% 10/15/07 (f)               B3         3,680,000                       3,606,400

Cinemark USA, Inc. 8.5% 8/1/08    B2         3,255,000                       3,198,038

Paramount Communications,         Baa3       1,785,000                       1,862,701
Inc. 7.5% 1/15/02

Premier Parks, Inc. 0% 4/1/08     B3         3,040,000                       2,059,600
(d)

Regal Cinemas, Inc. 8.875%        B3         5,950,000                       5,890,500
12/15/10 (f)

United Artists Theatre Co.        Caa1       2,150,000                       2,064,000
9.75% 4/15/08

Viacom, Inc. 7.75% 6/1/05         Baa3       8,727,000                       9,467,311

                                                                             33,425,150

LODGING & GAMING - 0.4%

Aladdin Gaming                    Caa2       2,380,000                       618,800
Holdings/Aladdin Capital
Corp. 0% 3/1/10 (d)

Circus Circus  Enterprises,
Inc.:

7.625% 7/15/13                    Ba2        1,040,000                       915,200

9.25% 12/1/05                     Ba2        820,000                         832,300

Courtyard by Marriott II          B-         1,190,000                       1,228,675
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        2,070,000                       2,023,425

7.875% 8/1/08                     Ba2        9,130,000                       8,856,100

8.45% 12/1/08                     Ba2        520,000                         520,000

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         1,770,000                       1,628,400

9.75% 10/1/07                     B3         1,890,000                       1,587,600



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Sun International Hotels          Ba3       $ 1,320,000                     $ 1,359,600
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                             19,570,100

PUBLISHING - 0.3%

Big Flower Press Holdings,        B2         1,730,000                       1,730,000
Inc. 8.625% 12/1/08 (f)

Garden State Newspapers, Inc.     B1         5,550,000                       5,577,750
Series B, 8.75% 10/1/09

News America Holdings, Inc.       Baa3       4,300,000                       4,625,854
7.7% 10/30/25

News America, Inc. 7.25%          Baa3       3,240,000                       3,310,243
5/18/18

                                                                             15,243,847

RESTAURANTS - 0.2%

Dominos, Inc. 10.375% 1/15/09     B3         2,410,000                       2,422,050
(f)

Host Marriott Travel Plazas,      Ba3        5,040,000                       5,153,400
Inc. 9.5% 5/15/05

Nebraska Restaurant, Inc.         B3         1,130,000                       1,141,300
10.75% 7/15/08

                                                                             8,716,750

TOTAL MEDIA & LEISURE                                                        228,741,152

NONDURABLES - 0.6%

BEVERAGES - 0.2%

Seagram Co. Ltd.:

yankee 6.875% 9/1/23              Baa3       620,000                         570,400

8.35% 1/15/22                     Baa3       390,000                         418,275

Seagram J E & Sons, Inc.:

6.625% 12/15/05                   Baa3       2,940,000                       2,922,360

7.6% 12/15/28                     Baa3       2,940,000                       2,950,290

                                                                             6,861,325

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       4,250,000                       4,507,763

HOUSEHOLD PRODUCTS - 0.1%

Revlon Consumer Products Corp.:

8.625% 2/1/08                     B3         4,560,000                       4,149,600

9% 11/1/06 (f)                    B2         2,160,000                       2,138,400

                                                                             6,288,000

TOBACCO - 0.2%

Philip Morris  Companies, Inc.:

6.95% 6/1/06                      A2         4,420,000                       4,707,256

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

TOBACCO - CONTINUED

Philip Morris Companies,
Inc.: - continued

7% 7/15/05                        A2        $ 3,710,000                     $ 3,945,177

7.25% 9/15/01                     A2         1,450,000                       1,513,641

                                                                             10,166,074

TOTAL NONDURABLES                                                            27,823,162

RETAIL & WHOLESALE - 0.9%

APPAREL STORES - 0.1%

AnnTaylor, Inc. 8.75% 6/15/00     B3         2,690,000                       2,716,900

DRUG STORES - 0.1%

Rite Aid Corp. 6% 12/15/05 (f)    Baa1       5,500,000                       5,500,000

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp. 7.5%          A3         3,500,000                       3,852,625
7/15/06

Federated Department Stores,      Baa2       3,000,000                       3,091,110
Inc. 6.79% 7/15/27

K mart Corp.:

7.75% 10/1/12                     Ba2        240,000                         241,200

12.5% 3/1/05                      Ba2        2,510,000                       3,143,775

Saks Holdings, Inc. 8.25%         Baa3       1,260,000                       1,335,600
11/15/08

                                                                             11,664,310

GROCERY STORES - 0.4%

Ameriserve Food Distribution,     B1         1,030,000                       952,750
Inc. 8.875% 10/15/06

Kroger Co. 6% 7/1/00              Baa3       5,950,000                       5,989,032

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1       6,960,000                       6,838,200

12.625% 6/15/02                   Caa2       1,430,000                       1,376,375

Pueblo Xtra  International,
Inc.:

9.5% 8/1/03                       B3         2,370,000                       2,239,650

9.5% 8/1/03                       B3         820,000                         774,900

                                                                             18,170,907

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Amazon.com, Inc. 0% 5/1/08 (d)    Caa2       2,680,000                       1,768,800

Metals USA, Inc. 8.625%           B2         2,810,000                       2,634,375
2/15/08

                                                                             4,403,175

TOTAL RETAIL & WHOLESALE                                                     42,455,292



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

SERVICES - 0.2%

LEASING & RENTAL - 0.0%

Renters Choice, Inc. 11%          B2        $ 320,000                       $ 321,600
8/15/08 (f)

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1       1,430,000                       1,444,300
12.75% 8/1/05

SERVICES - 0.2%

Borg-Warner Security Corp.        B3         960,000                         1,041,600
9.625% 3/15/07

Iron Mountain, Inc. 8.75%         B3         1,320,000                       1,359,600
9/30/09

La Petite Academy, Inc./La        B3         2,850,000                       2,821,500
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1       1,850,000                       1,424,500

                                                                             6,647,200

TOTAL SERVICES                                                               8,413,100

TECHNOLOGY - 0.4%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications,        B2         540,000                         513,000
Inc. 8.6% 6/1/08

COMPUTER SERVICES & SOFTWARE
- 0.1%

Federal Data Corp. 10.125%        B3         3,720,000                       3,645,600
8/1/05

ICG Services, Inc. 0% 5/1/08      -          5,910,000                       3,058,425
(d)

PSINet, Inc. 10% 2/15/05          B3         700,000                         696,500

                                                                             7,400,525

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Comdisco, Inc. 6.375% 11/30/01    Baa1       8,300,000                       8,335,939

ELECTRONIC INSTRUMENTS - 0.0%

Telecommunications Techniques     B3         2,315,000                       2,268,700
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.1%

Fairchild Semiconductor Corp.     -          2,991,974                       2,437,801
11.74% 3/15/08 pay-in-kind
(k)

Hadco Corp. 9.5% 6/15/08          B2         270,000                         265,950

                                                                             2,703,751

TOTAL TECHNOLOGY                                                             21,221,915

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.3%

Atlas Air, Inc. 9.25% 4/15/08     B3         4,810,000                       4,761,900

Delta Air Lines, Inc. 9.875%      Baa3       1,500,000                       1,574,580
5/15/00

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - CONTINUED

AIR TRANSPORTATION - CONTINUED

Kitty Hawk, Inc. 9.95%            B1        $ 3,125,000                     $ 3,078,125
11/15/04

US Air, Inc. 9.625% 2/1/01        B1         1,810,000                       1,882,400

US Airways Group, Inc.            Ba2        2,480,000                       2,672,200
10.375% 3/1/13

                                                                             13,969,205

RAILROADS - 0.4%

Burlington Northern Santa Fe      Baa2       3,000,000                       3,343,350
Corp. 7.29% 6/1/36

Canadian National Railway Co.     Baa2       3,390,000                       3,524,922
6.9% 7/15/28

CSX Corp. 6.46% 6/22/05           Baa2       5,120,000                       5,194,035

Norfolk Southern Corp. 7.05%      Baa1       6,610,000                       7,150,896
5/1/37

Wisconsin Central                 Baa2       1,810,000                       1,837,965
Transportation Corp. 6.625%
4/15/08

                                                                             21,051,168

SHIPPING - 0.1%

Amer Reefer Co. Ltd. 10.25%       B1         1,480,000                       932,400
3/1/08

Cenargo International PLC         Ba3        1,370,000                       1,287,800
9.75% 6/15/08 (f)

Holt Group, Inc. 9.75%            Caa1       1,810,000                       1,248,900
1/15/06 (f)

                                                                             3,469,100

TOTAL TRANSPORTATION                                                         38,489,473

UTILITIES - 2.3%

CELLULAR - 0.8%

Cable & Wireless                  Baa1       5,080,000                       5,082,235
Communications PLC 6.375%
3/6/03

McCaw International Ltd. 0%       Caa1       8,530,000                       4,606,200
4/15/07 (d)

Millicom International            Caa1       2,430,000                       1,707,075
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 9/15/07 (d)                    B2         3,491,000                       2,242,968

0% 10/31/07 (d)                   B2         11,900,000                      7,259,000

0% 2/15/08 (d)                    B2         2,190,000                       1,314,000

12% 11/1/08 (f)                   B2         4,450,000                       4,861,625

Nextel International, Inc. 0%     Caa1       3,510,000                       1,579,500
4/15/08 (d)

Rogers Cantel, Inc. 8.8%          B2         1,200,000                       1,209,000
10/1/07



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Rogers Communications, Inc.       B2        $ 4,630,000                     $ 4,768,900
8.875% 7/15/07

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       6,515,000                       3,224,925

11.5% 12/1/07                     Caa1       3,600,000                       3,366,000

                                                                             41,221,428

ELECTRIC UTILITY - 0.5%

Avon Energy Partners Holdings:

yankee 6.73% 12/11/02 (f)         Baa2       4,910,000                       5,071,097

6.46% 3/4/08 (f)                  Baa2       3,960,000                       4,017,024

Hydro-Quebec yankee 7.4%          A2         2,620,000                       3,254,145
3/28/25 (e)

Israel Electric Corp. Ltd.:

yankee 7.875% 12/15/26 (f)        A3         1,960,000                       2,000,807

7.75% 12/15/27 (f)                A3         4,670,000                       4,271,556

Niagara Mohawk Power Corp.        Ba2        2,175,000                       2,327,250
7.75% 10/1/08

Texas Utilities Co. 6.375%        Baa3       1,930,000                       1,953,006
1/1/08

                                                                             22,894,885

TELEPHONE SERVICES - 1.0%

Allegiance Telecom, Inc.          -          300,000                         291,000
12.875% 5/15/08

Call-Net Enterprises, Inc. 0%     B1         890,000                         511,750
8/15/08 (d)

Dobson Wireline Co. 12.25%        -          4,730,000                       4,233,350
6/15/08

GST Network Funding, Inc. 0%      -          2,010,000                       914,550
5/1/08 (d)(f)

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (d)                    B3         2,850,000                       2,037,750

12.25% 9/1/04                     B3         2,990,000                       3,034,850

Level 3 Communications, Inc.:

0% 12/1/08 (d)(f)                 B3         9,370,000                       5,446,313

9.125% 5/1/08                     B3         2,890,000                       2,864,713

MCI WorldCom, Inc.:

8.875% 1/15/06                    Baa2       3,139,000                       3,430,833

9.375% 1/15/04                    Baa2       3,708,000                       3,841,748

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B2         1,845,000                       1,411,425

9.25% 7/15/07                     B2         1,330,000                       1,369,900

9.5% 11/1/08 (f)                  B2         3,140,000                       3,328,400

NEXTLINK  Communications, Inc.:

9.625% 10/1/07                    B3         4,870,000                       4,675,200

10.75% 11/15/08 (f)               B3         2,400,000                       2,448,000

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Pathnet, Inc. 12.25% 4/15/08      -         $ 5,170,000                     $ 3,619,000

WinStar Communications, Inc.      CCC        5,990,000                       4,252,900
0% 3/15/08 (d)

                                                                             47,711,682

TOTAL UTILITIES                                                              111,827,995

TOTAL NONCONVERTIBLE BONDS                                                   810,576,273

TOTAL CORPORATE BONDS                                          816,959,680
(Cost $821,092,121)

U.S. GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - 4.8%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.2%

Farm Credit Systems Financial     Aaa        2,000,000                       2,379,680
Assistance Corp. 8.8% 6/10/05

Federal Home Loan Bank:

5.195% 9/11/01                    Aaa        9,500,000                       9,534,105

7.31% 6/16/04                     Aaa        2,500,000                       2,740,225

7.59% 3/10/05                     Aaa        3,850,000                       4,313,810

Freddie Mac:

0% 2/25/99                        -          6,100,000                       6,057,354

0% 2/26/99                        -          29,400,000                      29,190,507

6.75% 8/1/05                      Aaa        2,500,000                       2,703,125

U.S. Department of Housing        Aaa        2,825,000                       3,140,270
and Urban Development
government guaranteed
participation certificates
Series 1996-A, 7.63% 8/1/14

TOTAL U.S. GOVERNMENT AGENCY                                                 60,059,076
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
3.6%

U.S. Treasury Bills, yield at     -          4,100,000                       4,098,804
date of purchase 3.66 to
3.68% 1/7/99 (h)

U.S. Treasury Bond:

6.875% 8/15/25                    Aaa        25,155,000                      30,488,615

7.625% 2/15/25                    Aaa        17,790,000                      23,388,335

11.75% 2/15/10 (callable)         Aaa        15,045,000                      20,442,394

12.75% 11/15/10 (callable)        Aaa        5,220,000                       7,582,050



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

13.875% 5/15/11 (callable)        Aaa       $ 21,150,000                    $ 32,726,241

U.S. Treasury Notes:

6% 8/15/99                        Aaa        6,750,000                       6,804,810

6.25% 10/31/01                    Aaa        820,000                         854,333

6.375% 8/15/02                    Aaa        22,500,000                      23,733,900

6.625% 6/30/01                    Aaa        620,000                         648,576

6.875% 3/31/00                    Aaa        380,000                         389,914

7% 7/15/06                        Aaa        19,172,000                      21,829,047

7.25% 8/15/04                     Aaa        5,404,000                       6,075,285

TOTAL U.S. TREASURY                                                          179,062,304
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    239,121,380
GOVERNMENT AGENCY OBLIGATIONS
(Cost $236,667,380)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 6.8%



FANNIE MAE - 5.4%

6% 1/1/11 to 12/1/28              Aaa        63,930,392                      63,660,842

6% 1/1/14 (g)                     Aaa        200,000                         200,500

6% 1/1/28 (g)                     Aaa        3,350,000                       3,307,078

6.5% 3/1/13 to 1/1/29             Aaa        144,530,557                     145,646,785

6.5% 1/1/29 (g)                   Aaa        2,000,000                       2,013,750

7% 5/1/26 to 10/1/28              Aaa        10,634,977                      10,847,695

7% 1/1/29 (g)                     Aaa        25,500,000                      26,017,969

7% 1/1/29 (g)                     Aaa        6,000,000                       6,121,875

7.5% 11/1/27 to 6/1/28            Aaa        7,765,070                       7,976,125

TOTAL FANNIE MAE                                                             265,792,619

FREDDIE MAC - 0.1%

7% 4/1/01 to 8/1/01               Aaa        1,381,068                       1,389,686

7.5% 6/1/25 to 3/1/28             Aaa        5,445,321                       5,591,651

8.5% 7/1/21 to 6/1/23             Aaa        145,950                         153,232

TOTAL FREDDIE MAC                                                            7,134,569

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.3%

6% 12/15/08 to 6/15/09            Aaa        3,063,319                       3,099,837

6.5% 6/15/08 to 7/15/09           Aaa        15,188,834                      15,474,510

7% 7/15/28                        Aaa        20,830,482                      21,312,082

7.5% 9/15/22 to 8/15/28           Aaa        24,886,424                      25,671,572

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

8% 5/15/25                        Aaa       $ 148,092                       $ 153,922

8.5% 12/15/16                     Aaa        69,785                          74,603

TOTAL GOVERNMENT NATIONAL                                                    65,786,526
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                   338,713,714
-  MORTGAGE SECURITIES
(Cost $332,237,472)

ASSET-BACKED SECURITIES - 1.5%



Airplanes Pass Through Trust      Ba2        6,080,000                       6,384,000
10.875% 3/15/19

BankAmerica Manufacturing         Aaa        3,730,000                       3,748,650
Housing Contract 6.2% 4/10/09

Capital Equipment Receivables     Baa2       2,950,000                       2,954,779
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        2,251,464                       2,263,777
Trust 5.91% 12/15/04

Contimortgage Home Equity         Aaa        4,790,000                       4,792,970
Loan Trust 6.26% 7/15/12

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        2,983,699                       2,996,753

6.55% 8/15/02                     Aaa        1,737,804                       1,747,579

CPS Auto Receivables Trust 6%     Aaa        4,928,798                       4,942,660
8/15/03

CSXT Trade Receivables Master     Aaa        4,600,000                       4,676,188
Trust 6% 7/25/04

Ford Credit  Auto Owner Trust:

6.2% 12/15/02                     Baa3       2,680,000                       2,695,866

6.4% 5/15/02                      A1         3,120,000                       3,162,806

6.4% 12/15/02                     Baa3       1,480,000                       1,485,920

Green Tree Financial Corp.:

6.5% 6/15/27                      Aaa        183,092                         183,148

6.68% 1/15/29                     AAA        6,680,000                       6,782,271

6.8% 6/15/27                      Aaa        1,900,000                       1,916,625

Key Auto Finance Trust 6.3%       A2         2,932,758                       2,936,882
10/15/03

Olympic Automobile
Receivables Trust:

6.4% 9/15/01                      Aaa        4,106,448                       4,103,881

6.7% 3/15/02                      Aaa        2,099,496                       2,113,995

Petroleum Enhanced Trust          Baa2       3,024,797                       3,021,016
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (f)(i)

Premier Auto Trust 6% 5/6/00      Aaa        486,179                         486,631



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

UAF Auto Grantor Trust 6.1%       Aaa       $ 4,339,360                     $ 4,329,868
1/15/03 (f)

WFS Financial Owner Trust         Aaa        4,430,000                       4,428,616
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                                72,154,881
(Cost $71,952,017)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        1,305,784                       461,921
and Securitization LLC
Series 1997 2 Class 2-B,
7.2141% 12/29/25 (f)(i)
(Cost $694,106)

COMMERCIAL MORTGAGE
SECURITIES - 2.3%



Bankers Trust Remic Trust         Ba2        1,000,000                       871,406
1988-1 Series 1998-S1A Class
G, 7.6053% 11/28/02 (f)(i)

Berkeley Federal Bank & Trust     -          1,900,000                       1,368,000
FSB Series 1994 Class 1-B
7.6353% 8/1/24 (f)(i)

BKB Commercial Mortgage Trust     BBB        1,800,000                       1,826,719
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(i)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-3PI, 7.08% 11/1/07        AA         3,000,000                       3,146,250

Class B, 7.48% 2/1/08             A          2,320,000                       2,477,688

CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       5,300,000                       5,028,375
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        5,050,000                       4,881,141
1/17/12

Series 1998 FLI Class E,          Baa2       5,490,000                       5,335,594
6.5063% 1/10/13 (f)(i)

Deutsche Mortgage & Asset         Baa2       4,260,000                       4,077,619
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

DLJ Mortgage Acceptance Corp.     -          600,000                         592,313
Series 1993-MF12 Class B-2,
10.1% 9/18/03 (f)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Equitable Life Assurance
Society of the United States
(The):

sequential pay Series 174         Aaa       $ 7,180,000                     $ 7,728,480
Class A1, 7.24% 5/15/06 (f)

Series 174:

Class B1, 7.33% 5/15/06 (f)       Aa2        3,500,000                       3,711,540

Class D1, 7.77% 5/15/06 (f)       Baa2       2,200,000                       2,254,428

Series 1996 1 Class C1, 7.52%     A2         2,300,000                       2,437,103
5/15/06 (f)

First Chicago/Lennar Trust I:

Series 1997 CHL1 Class E,         -          1,600,000                       1,228,000
8.1117% 4/1/39 (i)

Series 1997-CHL1 Class D,         -          1,100,000                       943,250
8.1117% 4/13/39 (i)

First Union-Lehman Brothers       Aa2        8,640,000                       8,999,100
Commercial MortgageTr
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

FMAC Loan  Receivables Trust:

Series 1997-A Class E,            -          500,000                         402,188
8.1063% 4/15/19 (f)(i)

Series 1997-B Class E,            -          750,000                         565,781
7.8912% 9/15/19 (f)(i)

GAFCO Franchisee Loan Trust       -          1,300,000                       983,635
Series 1998-1 Class D, 14.5%
6/1/16 (f)(i)

General Motors Acceptance         Ba3        750,000                         612,375
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.
II:

Series 1997-GL Class A2-B,        Aaa        5,080,000                       5,290,972
6.86% 7/13/30

Series 1998 GLII Class E,         Baa3       4,930,000                       4,462,685
7.1905% 4/13/31 (f)(i)

Series 1998-GLII Class D,         Baa2       1,470,000                       1,430,001
7.1905% 4/13/31 (f)(i)

Kidder Peabody Acceptance         Aaa        643,659                         641,949
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

LTC Commercial Mortgage Pass      AAA        3,159,589                       3,143,759
Through Certificates Series
1998-1 Class A, 6.029%
5/30/30 (f)



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Morgan Stanley  Capital I,
Inc.:

Series 1996-MBL1 Class E,         -         $ 1,765,551                     $ 1,744,077
8.2655% 5/25/21 (f)(i)

Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       4,189,000                       4,051,548

Class E, 7.35% 12/15/12           Baa3       1,445,000                       1,275,213

Series 1998-HF1 Class D, 7.1%     BBB        5,790,000                       5,753,813
2/15/30 (i)

Nomura Asset Securities Corp.     Baa2       4,260,000                       3,965,128
Series 1998-D6 Class A-4,
7.3498% 3/17/28 (i)

Nomura Depositor Trust            -          800,000                         693,750
floater Series 1998-ST1A
Class B-2, 9.7966% 1/15/03
(f)(i)

Penn Mutual Life Insurance
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML:

Class K, 7.9% 11/15/26 (f)        -          1,473,000                       922,658

Class L, 7.9% 11/15/26 (f)        -          1,133,000                       589,160

Resolution Trust Corp. Series     Ba3        425,324                         344,512
1991 M2 Class A3, 7.2498%
9/25/20 (i)

Structured Asset Securities
Corp.:

sequential pay Series 1996        AAA        753,182                         748,946
Class A-2A, 7.75% 2/25/28

Series 1993-C1 Class E, 6.6%      B          1,250,000                       562,500
10/25/24 (f)

Series 1995-C1 Class E,           BB         1,200,000                       1,130,438
7.375% 9/25/24 (f)

Series 1996 CFL Class G,          B          1,000,000                       910,000
7.75% 2/25/28 (f)

Series 1996-CFL Class E,          BB+        2,390,000                       2,341,453
7.75% 2/25/28

Thirteen Affiliates of
General Growth Properties,
Inc.:

sequential pay Series A 2,        Aaa        4,200,000                       4,364,262
6.602% 12/15/10 (f)

Series D-2, 6.992% 12/15/10       Baa2       4,120,000                       3,990,591
(f)

Series E-2, 7.224% 12/15/10       Baa3       2,450,000                       2,220,705
(f)

Wells Fargo Capital Markets       Aaa        2,676,825                       2,705,922
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (f)

TOTAL COMMERCIAL MORTGAGE                                      112,755,027
SECURITIES
(Cost $113,561,303)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - 0.3%

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Export Development Corp.          Aa2       $ 1,640,000                     $ 1,670,635
yankee 8.125% 8/10/99

Israeli State euro 6.375%         Aaa        3,350,000                       3,389,396
12/19/01

Manitoba Province yankee          Aa3        7,000,000                       7,070,560
6.375% 10/15/99

Newfoundland Province yankee      Baa1       2,000,000                       2,808,125
11.625% 10/15/07

TOTAL FOREIGN GOVERNMENT AND                                                 14,938,716
GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,629,170)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter American Development        Aaa        4,750,000                       4,975,720
Bank yankee 6.29% 7/16/27
(Cost $4,720,123)

BANK NOTES - 0.3%



Key Bank NA 5.18% 8/20/99 (i)                10,500,000                      10,494,750

NationsBank NA 5.05% 4/13/99                 4,000,000                       4,000,000

TOTAL BANK NOTES                                                             14,494,750
(Cost $14,485,878)

CERTIFICATES OF DEPOSIT - 1.3%



Bayerische Hypotheken-und                    4,200,000                       4,204,893
Wechselbank AG yankee 5.7%
3/30/99

First National Bank of                       10,000,000                      10,007,326
Chicago 5.65% 3/3/99

Fleet National Bank 5.4616%                  12,000,000                      11,993,869
5/5/00 (i)

RaboBank Nederland Coop.                     10,600,000                      10,623,162
Central yankee 5.68% 6/4/99

Swiss Bank Corp. yankee 5.65%                8,400,000                       8,408,140
3/24/99

Toronto Dominion Bank yankee                 10,600,000                      10,623,162
5.68% 6/4/99

Westdeutsche Landesbank                      11,000,000                      11,005,481
Girozentrale yankee 5.63%
2/8/99

TOTAL CERTIFICATES OF DEPOSIT                                                66,866,033
(Cost $66,792,450)

COMMERCIAL PAPER - 2.4%



Asset Securitization Coop.                   6,700,000                       6,637,076
Corp. 5.2% 3/15/99

Associates First Capital                     7,900,000                       7,832,258
Corp. 5.1% 3/8/99



                                            PRINCIPAL AMOUNT                VALUE (NOTE 1)

Citibank Credit Card Master                 $ 7,000,000                     $ 6,990,258
Trust I (Dakota Certificate
Program) 5.35% 1/14/99

Commonwealth Bank of                         11,000,000                      10,917,182
Australia yankee 5.35% 3/1/99

Delaware Funding Corp. 5.6%                  1,397,000                       1,392,399
1/28/99

Den Danske Corp., Inc. yankee                12,000,000                      11,863,360
5.13% 3/29/99

General Electric Capital Corp.:

5% 2/8/99                                    5,000,000                       4,976,278

5.12% 3/19/99                                5,000,000                       4,950,358

General Motors Acceptance
Corp.:

5.08% 2/10/99                                8,000,000                       7,959,464

5.6% 1/29/99                                 4,000,000                       3,986,222

Generale de Banque SA yankee                 12,200,000                      12,115,485
5.36% 2/24/99

Heller Financial, Inc. 5.75%                 8,000,000                       7,971,946
1/28/99

Nordbanken, North America,                   12,500,000                      12,374,610
Inc. yankee 5.07% 3/19/99

PHH Corp. 5.62% 2/22/99                      12,100,000                      12,019,464

Transamerica Finance Corp.                   5,000,000                       4,984,844
5.47% 1/26/99

TOTAL COMMERCIAL PAPER                                                       116,971,204
(Cost $116,841,449)

MASTER NOTES - 0.1%



Goldman Sachs Group L.P.                     6,700,000                       6,700,000
(The) 5.2653% 1/27/99 (i)
(Cost $6,700,000)

CASH EQUIVALENTS - 6.9%

                                       MATURITY AMOUNT

Investments in repurchase                    578,320                           578,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.98%,
dated 12/31/98 due 1/4/99

                                          SHARES

Taxable Central Cash Fund (c)               343,217,988                       343,217,988

TOTAL CASH EQUIVALENTS                                                        343,795,988
(Cost $343,795,988)

TOTAL   INVESTMENT IN                                                         $ 4,958,816,809
SECURITIES - 100%
(Cost $4,253,500,930)



FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

245 S&P 500 Stock Index  Mar. 1999            $ 76,286,875                         $ 3,226,917
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 1.5%

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $164,522,664 or 3.3% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,748,906.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                       ACQUISTION DATE    ACQUISITION COST

Alliance Gaming Corp.          7/28/98            $ 259,200

Fairchild Semiconductor Corp.  4/3/97 - 11/18/98  $ 2,597,582
11.74% 3/15/08 pay-in-kind

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

 MOODY'S RATINGS  S&P RATINGS
Aaa, Aa, A 16.2%  AAA, AA, A 15.2%
Baa         5.8%  BBB         5.9%
Ba          2.1%  BB          2.5%
B           5.0%  B           4.7%
Caa         0.8%  CCC         0.9%
Ca, C       0.0%  CC, C       0.0%
                  D           0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.5%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $4,826,248,010 and $4,872,343,052, respectively, of which long-term U.S. government and government agency obligations aggregated $2,257,013,470 and $2,162,221,911, respectively (see Note 3 of
Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $225,583,432 and $150,358,527, respectively (see
Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $281,085 for the period (see Note 4 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which loans were outstanding amounted to $7,666,000 and $6,484,000, respectively. The weighted average interest rate was 5.82% (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,255,898,557. Net unrealized appreciation aggregated $702,918,252, of which $817,066,468 related to appreciated investment securities and $114,148,216 related to depreciated investment securities.

The fund hereby designates approximately $286,266,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 4,958,816,809
value (including repurchase
agreements of $578,000)
(cost $4,253,500,930) -  See
accompanying schedule

Cash                                          271,006

Receivable for investments                    194,383
sold

Receivable for fund shares                    2,395,094
sold

Dividends receivable                          4,014,328

Interest receivable                           23,876,278

Receivable for daily                          208,250
variation on futures
contracts

Other receivables                             113,009

 TOTAL ASSETS                                 4,989,889,157

LIABILITIES

Payable for investments         $ 2,760,908
purchased Regular delivery

 Delayed delivery                68,005,015

Payable for fund shares          5,140,155
redeemed

Accrued management fee           2,139,554

Distribution fees payable        425

Other payables and  accrued      574,922
expenses

 TOTAL LIABILITIES                            78,620,979

NET ASSETS                                   $ 4,911,268,178

Net Assets consist of:

Paid in capital                              $ 3,843,286,070

Undistributed net investment                  159,730,084
income

Accumulated undistributed                     199,710,730
net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   708,541,294
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 4,911,268,178

INITIAL CLASS: NET ASSET                      $18.16
VALUE, offering price   and
redemption price per share
 ($4,905,467,520 (divided by)
 270,139,399 shares)

SERVICE CLASS: NET ASSET                      $18.10
VALUE, offering price   and
redemption price per share
 ($5,800,658 (divided by)
320,513 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 43,450,997
Dividends

Interest                                        146,132,145

 TOTAL INCOME                                   189,583,142

EXPENSES

Management fee                   $ 24,986,229

Transfer agent fees               3,118,794

Distribution fees - Service       1,632
Class

Accounting fees and expenses      857,083

Non-interested trustees'          16,287
compensation

Custodian fees and expenses       55,060

Registration fees                 15,112

Audit                             83,178

Legal                             45,638

Interest                          2,094

Miscellaneous                     491,517

 Total expenses before            29,672,624
reductions

 Expense reductions               (561,216)     29,111,408

NET INVESTMENT INCOME                           160,471,734

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            203,881,884

 Foreign currency transactions    (9,752)

 Futures contracts                (2,164,947)   201,707,185

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            284,395,805

 Assets and liabilities in        4,138
foreign currencies

 Futures contracts                3,226,917     287,626,860

NET GAIN (LOSS)                                 489,334,045

NET INCREASE (DECREASE) IN                     $ 649,805,779
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 542,476
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                             18,740

                                               $ 561,216

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 160,471,734                 $ 137,893,337
income

 Net realized gain (loss)       201,707,185                   422,287,524

 Change in net unrealized       287,626,860                   189,535,901
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     649,805,779                   749,716,762
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (139,636,837)                 (127,145,659)
From net investment income

 From net realized gain         (418,910,515)                 (317,186,364)

 TOTAL DISTRIBUTIONS            (558,547,352)                 (444,332,023)

Share transactions - net        420,062,178                   453,368,657
increase (decrease)

  TOTAL INCREASE (DECREASE)     511,320,605                   758,753,396
IN NET ASSETS

NET ASSETS

 Beginning of period            4,399,947,573                 3,641,194,177

 End of period (including      $ 4,911,268,178               $ 4,399,947,573
undistributed net investment
income of $159,730,084 and
$137,705,425, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                  YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS         SHARES                        DOLLARS

Share transactions Initial   23,406,455                   $ 397,953,748    22,516,597                   $ 378,800,337
Class  Sold

  Reinvested                 34,542,119                    558,546,057     28,796,632                    444,332,023

  Redeemed                   (32,078,907)                  (541,870,122)   (22,110,811)                  (369,773,703)

  Net increase (decrease)    25,869,667                   $ 414,629,683    29,202,418                   $ 453,358,657

 Service Class A  Sold       330,869                      $ 5,609,677      568                          $ 10,000

  Reinvestment               80                            1,295           -                             -

  Redeemed                   (11,004)                      (178,477)       -                             -

  Net increase (decrease)    319,945                      $ 5,432,495      568                          $ 10,000

Distributions From net                                    $ 139,636,513                                 $ 127,145,659
investment income  Initial
Class

  Service Class                                            324                                           -

  Total                                                   $ 139,636,837                                 $ 127,145,659

 From net realized gain                                   $ 418,909,543                                 $ 317,186,364
Initial Class

  Service Class                                            972                                           -

  Total                                                   $ 418,910,515                                 $ 317,186,364

                                                          $ 558,547,352                                 $ 444,332,023

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996         1995         1994

Net asset value, beginning of    $ 18.01                   $ 16.93      $ 15.79      $ 13.79      $ 15.42
period

Income from Investment
Operations

 Net investment income            .59 D                     .57 D        .63          .30          .45

 Net realized and unrealized      1.84                      2.58         1.55         1.99         (1.33)
gain (loss)

 Total from investment            2.43                      3.15         2.18         2.29         (.88)
operations

Less Distributions

 From net investment income       (.57)                     (.59)        (.57)        (.29)        (.29)

 From net realized gain           (1.71)                    (1.48)       (.47)        -            (.46)

 Total distributions              (2.28)                    (2.07)       (1.04)       (.29)        (.75)

Net asset value, end of period   $ 18.16                   $ 18.01      $ 16.93      $ 15.79      $ 13.79

TOTAL RETURN B, C                 15.05%                    20.65%       14.60%       16.96%       (6.09)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,905,468               $ 4,399,937  $ 3,641,194  $ 3,332,844  $ 3,290,527
(000 omitted)

Ratio of expenses to average      .64%                      .65%         .74%         .81%         .81%
net assets

Ratio of expenses to average      .63% F                    .64% F       .73% F       .79% F       .80% F
net assets after expense
reductions

Ratio of net investment           3.46%                     3.43%        3.60%        3.54%        4.07%
income to average net assets

Portfolio turnover                113%                      101%         168%         256%         85%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 17.99                   $ 17.60
period

Income from Investment
Operations

 Net investment income D          .57                       .10

 Net realized and unrealized      1.82                      .29
gain (loss)

 Total from investment            2.39                      .39
operations

Less Distributions

 From net investment income       (.57)                     -

 From net realized gain           (1.71)                    -

 Total distributions              (2.28)                    -

Net asset value, end of period   $ 18.10                   $ 17.99

TOTAL RETURN B, C                 14.82%                    2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,801                   $ 10
(000 omitted)

Ratio of expenses to average      .78%                      .75% A
net assets

Ratio of expenses to average      .77% F                    .75% A
net assets after expense
reductions

Ratio of net investment           3.49%                     3.52% A
income to average net assets

Portfolio turnover                113%                      101%

A ANNUALIZED

B TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

Asset Manager Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the fund's original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,442,800 or 0.1% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .54% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC $1,632, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, payments made to third parties under the Plans amounted to $2,258,617 and $0 for the Initial Class and Service Class, respectively.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

7. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 19% of the outstanding shares of the fund. In addition, three unaffiliated insurance companies were record owners of 46% of the total outstanding shares of the fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Insurance Products Fund II and the
Shareholders of Asset Manager Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Asset Manager Portfolio (a fund of Variable Insurance Products Fund
II) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Asset Manager Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS

The Board of Trustees of Asset Manager Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

              PAY DATE  RECORD DATE  DIVIDENDS  CAPITAL GAINS
Intial Class  2/5/99    2/5/99       $0.60      $0.76
Service Class 2/5/99    2/5/99       $0.60      $0.76

A total of 9.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on September 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect the twelve nominees specified below as Trustees.

                 # OF              % OF
                 SHARES VOTED      SHARES VOTED
RALPH F. COX
Affirmative      253,039,875.041   98.175

Against

Withheld         4,704,826.478     1.825

Abstain

TOTAL            257,744,701.519   100.000

PHYLLIS BURKE DAVIS
Affirmative      252,950,434.923   98.140

Against

Withheld         4,794,266.596     1.860

Abstain

TOTAL            257,744,701.519   100.000

ROBERT M. GATES
Affirmative      252,979,821.267   98.151

Against

Withheld         4,764,880.252     1.849

Abstain

TOTAL            257,744,701.519   100.000

EDWARD C. JOHNSON 3D
Affirmative      253,308,603.505   98.279

Against

Withheld         4,436,098.014     1.721

Abstain

TOTAL            257,744,701.519   100.000

E. BRADLEY JONES
Affirmative      252,821,150.492   98.090

Against

Withheld         4,923,551.027     1.910

Abstain

TOTAL            257,744,701.519   100.000

DONALD J. KIRK
Affirmative      253,321,569.012   98.284

Against

Withheld         4,423,132.507     1.716

Abstain

TOTAL            257,744,701.519   100.000

                 # OF              % OF
                 SHARES VOTED      SHARES VOTED
PETER S. LYNCH
Affirmative      253,361,971.101   98.300

Against

Withheld         4,382,730.418     1.700

Abstain

TOTAL            257,744,701.519   100.000

WILLIAM O. MCCOY
Affirmative      253,321,419.809   98.284

Against

Withheld         4,423,281.710     1.716

Abstain

TOTAL            257,744,701.519   100.000

GERALD C. MCDONOUGH
Affirmative      253,097,007.220   98.197

Against

Withheld         4,647,694.299     1.803

Abstain

TOTAL            257,744,701.519   100.000

MARVIN L. MANN
Affirmative      253,020,408.056   98.167

Against

Withheld         4,724,293.463     1.833

Abstain

TOTAL            257,744,701.519   100.000

ROBERT C. POZEN
Affirmative      253,307,027.907   98.278

Against

Withheld         4,437,673.612     1.722

Abstain

TOTAL            257,744,701.519   100.000

THOMAS R. WILLIAMS
Affirmative      252,854,951.949   98.103

Against

Withheld         4,889,749.570     1.897

Abstain

TOTAL            257,744,701.519   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     246,707,121.897   95.718

Against         2,155,227.081     .836

Withheld

Abstain         8,882,352.541     3.446

TOTAL           257,744,701.519   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                 # OF             % OF
                 SHARES VOTED     SHARES VOTED
Affirmative     240,285,178.438   93.226

Against         4,348,970.517     1.687

Withheld

Abstain         13,110,552.564    5.087

TOTAL           257,744,701.519   100.000

PROPOSAL 5

To approve an amended management contract for the fund.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     238,417,855.725   92.502

Against         3,561,649.042     1.381

Withheld

Abstain         15,765,196.752    6.117

TOTAL           257,744,701.519   100.000

PROPOSAL 7

To approve a new sub-advisory agreement with FMR U.K.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     234,854,888.818   91.119

Against         5,039,678.454     1.955

Withheld

Abstain         17,850,134.247    6.926

TOTAL           257,744,701.519   100.000

PROPOSAL 8

To approve a new sub-advisory agreement with FMR Far East.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     232,908,923.697   90.364

Against         6,212,774.195     2.411

Withheld

Abstain         18,623,003.627    7.225

TOTAL           257,744,701.519   100.000

PROPOSAL 9

To amend the fundamental investment limitation concerning diversification for the fund.

                 # OF             % OF
                SHARES VOTED      SHARES VOTED
Affirmative     236,682,192.450   91.828

Against         4,357,625.078     1.691

Withheld

Abstain         16,704,883.991    6.481

TOTAL           257,744,701.519   100.000

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England

Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, PRESIDENT

Robert C. Pozen, SENIOR VICE PRESIDENT

Robert A. Lawrence, VICE PRESIDENT

Richard C. Habermann, VICE PRESIDENT

Charles S. Morrison II, VICE PRESIDENT

John Todd, VICE PRESIDENT

Steven J. Snider, VICE PRESIDENT

Eric D. Roiter, SECRETARY

Richard A. Silver, TREASURER

Matthew N. Karstetter, DEPUTY TREASURER

John H. Costello, ASSISTANT TREASURER

Leonard M. Rush, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

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(C) 1999 New England Life Insurance Company

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This booklet has been prepared for variable contract owners of
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